Vanguard® Limited-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (2.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/23	6,265	6,899
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	6,265	7,458
[1,2]	Alabama Federal Aid Highway Finance Authority Miscellaneous Taxes Revenue TOB VRDO	0.050%	8/5/21	2,200	2,200
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/27	760	960
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	7,905	10,064
	Alabama Special Care Facilities Financing Authority-Birmingham AL Health, Hospital, Nursing Home Revenue PUT	1.850%	11/1/22	9,000	9,196
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	300	342
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	450	549
[3]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	510	640
	Birmingham AL GO	5.000%	6/1/27	1,275	1,596
	Birmingham Water Works Board Water Revenue	5.000%	1/1/24	250	279
	Birmingham Water Works Board Water Revenue	5.000%	1/1/25	400	464
	Birmingham Water Works Board Water Revenue, ETM	5.000%	1/1/23	430	460
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	3.000%	7/1/26	1,470	1,583
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/21	260	263
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/21	1,000	1,016
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/22	190	196
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/22	250	262
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/22	2,255	2,402
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/23	210	224
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/23	230	250
	Black Belt Energy Gas District Natural Gas Revenue	5.000%	12/1/23	7,380	8,214

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/24	215	237
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/24	250	280
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/25	250	283
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/25	740	850
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/26	1,000	1,160
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/26	2,500	2,935
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/27	1,250	1,480
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/27	2,300	2,751
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	6/1/28	2,575	3,106
[2]	Black Belt Energy Gas District Natural Gas Revenue	4.000%	12/1/28	2,750	3,344
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	58,145	66,352
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/22	1,025	1,051
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/23	400	433
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	10/1/24	350	391
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/25	1,000	1,132
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5)	4.000%	4/1/26	775	901
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	63,650	74,124
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	7/1/22	74,830	77,099
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	73,105	78,977
[4]	Black Belt Energy Gas District Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.900%	0.967%	12/1/23	35,000	35,291
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/21	280	280
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/22	195	204
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/23	225	246
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/24	245	278
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/25	210	246
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/26	975	1,180
[5]	Chatom Industrial Development Board Electric Power & Light Revenue	5.000%	8/1/27	1,100	1,365
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	3,050	3,469
	Houston County Health Care Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,176
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	250	278

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/23	200	223
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	475	550
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/24	350	405
	Huntsville AL Electric System Electric Power & Light Revenue	4.000%	12/1/25	200	231
	Huntsville AL Electric System Electric Power & Light Revenue	5.000%	12/1/25	310	372
	Huntsville AL GO	5.000%	5/1/23	2,680	2,909
	Huntsville AL GO	5.000%	5/1/24	2,815	3,186
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,400	1,554
	Huntsville AL GO, Prere.	5.000%	11/1/23	1,195	1,326
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	4,365	4,464
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	4,565	4,877
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	445	513
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	210	250
	Jacksonville State University College & University Revenue	4.000%	12/1/26	550	643
	Jacksonville State University College & University Revenue	5.000%	12/1/28	1,545	1,966
	Jefferson County AL GO	5.000%	4/1/23	1,040	1,122
	Jefferson County AL GO	5.000%	4/1/24	5,500	6,189
	Jefferson County AL GO	5.000%	4/1/25	3,950	4,615
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/21	2,125	2,137
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/22	625	659
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/23	2,500	2,754
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/24	6,725	7,702
	Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,310
[5,6]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	21,325	21,991
[5,6]	Jefferson County AL Sewer Revenue, 6.900% coupon rate effective 10/1/23	0.000%	10/1/50	10,000	10,303
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/21	600	607
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project)	4.000%	12/1/22	850	893
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	38,175	43,582
	Mobile Alabama Industrial Development Board Industrial Revenue PUT	1.000%	6/26/25	9,500	9,676
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	600	617
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/22	1,010	1,038
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/23	1,345	1,443
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/24	1,725	1,935

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/25	4,150	4,834
	Mobile County Board of School Commissioners Special Tax Revenue	5.000%	3/1/26	3,165	3,815
[1,2]	Mobile Downtown Redevelopment Authority Industrial Revenue VRDO	0.030%	8/5/21	36,475	36,475
	Montgomery AL GO	3.000%	12/1/21	1,000	1,009
	Montgomery AL GO	3.000%	12/1/22	750	779
	Montgomery AL GO	3.000%	12/1/23	250	266
	Montgomery AL GO	3.000%	12/1/24	205	223
	Montgomery AL GO	3.000%	12/1/25	500	555
	Montgomery AL GO	3.000%	12/1/26	265	299
	Montgomery AL GO	3.000%	12/1/27	925	1,059
	Montgomery AL GO	3.000%	12/1/28	1,850	2,143
	Mountain Brook Board of Education GO	4.000%	3/1/22	300	307
	Mountain Brook Board of Education GO	4.000%	3/1/23	150	159
	Mountain Brook Board of Education GO	4.000%	3/1/24	100	110
	Mountain Brook Board of Education GO	4.000%	3/1/25	140	159
	Mountain Brook Board of Education GO	4.000%	3/1/26	225	262
	Mountain Brook Board of Education GO	4.000%	3/1/27	200	238
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	69,115	75,385
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/22	1,225	1,264
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/23	2,000	2,140
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2)	4.000%	6/1/24	2,500	2,748
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	29,290	32,086
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/22	400	413
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/23	750	802
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/24	520	574
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/25	875	993
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/26	750	871
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/27	2,420	2,862
	Southeast Energy Authority A Cooperative District Natural Gas Revenue	4.000%	6/1/28	3,985	4,791
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/22	180	188
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/23	225	243
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/24	700	778
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/25	560	638
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/26	700	817
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/27	3,055	3,638
	Southeast Energy Authority A Cooperative District Natural Gas Revenue (Project No. 1)	4.000%	10/1/28	2,425	2,939
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	35,000	42,175
[3]	Troy University College & University Revenue	4.000%	11/1/21	600	606

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Troy University College & University Revenue	5.000%	11/1/23	735	813
[3]	Troy University College & University Revenue	5.000%	11/1/25	1,425	1,694
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/23	200	214
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/24	150	167
	Tuscaloosa County Board of Education Special Tax Revenue	5.000%	2/1/27	290	357
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	3,485	3,624
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	3,660	3,990
[3]	Tuscaloosa Public Educational Building Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	3,845	4,363
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	460	462
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	495	521
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,000	1,100
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,100	1,259
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,260	1,497
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	2,000	2,451
	University of Alabama College & University Revenue	5.000%	7/1/27	85	107
	University of South Alabama College & University Revenue	5.000%	11/1/21	845	855
[3]	University of South Alabama College & University Revenue	5.000%	10/1/22	325	343
	University of South Alabama College & University Revenue	5.000%	11/1/22	1,080	1,143
[3]	University of South Alabama College & University Revenue	5.000%	10/1/23	500	551
[3]	University of South Alabama College & University Revenue	5.000%	10/1/24	525	601
[5]	University of South Alabama College & University Revenue	4.000%	4/1/25	425	479
[5]	University of South Alabama College & University Revenue	5.000%	4/1/26	580	698
[3]	University of South Alabama College & University Revenue	5.000%	10/1/26	800	977
[5]	University of South Alabama College & University Revenue	5.000%	4/1/27	750	930
					817,297
Alaska (0.4%)
	Alaska GO	5.000%	8/1/22	5,590	5,864
	Alaska GO	5.000%	8/1/25	1,435	1,538
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/27	800	999
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/27	1,000	1,265

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	6/1/28	1,400	1,794
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	13,795	13,795
Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	30,130	30,130
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,775	1,831
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,079
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,125	1,257
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,875	2,166
Alaska Industrial Development & Export Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	4,940	5,887
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/23	525	580
Alaska International Airports System Port, Airport & Marina Revenue	5.000%	10/1/24	1,795	2,065
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/21	2,265	2,301
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	2,410	2,566
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/22	1,755	1,868
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	2,530	2,813
Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	12/1/23	4,785	5,321
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/21	10,140	10,140
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/22	10,465	10,947
Alaska Railroad Corp. Government Fund/Grant Revenue	5.000%	8/1/23	13,810	15,055
Anchorage AK GO	5.000%	9/1/21	2,000	2,008
Anchorage AK GO	5.000%	9/1/21	2,605	2,615
Anchorage AK GO	5.000%	9/1/21	1,000	1,004
Anchorage AK GO	5.000%	9/1/22	2,000	2,106
Anchorage AK GO	5.000%	9/1/22	1,675	1,764
Anchorage AK GO	5.000%	9/1/25	5,010	5,727
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/24	600	677
Anchorage AK Wastewater Sewer Revenue	5.000%	5/1/25	575	673
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/21	1,950	1,957
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/22	1,525	1,602
Matanuska-Susitna Borough AK Lease (Appropriation) Revenue	5.000%	9/1/23	4,180	4,579
North Slope Borough AK GO	5.000%	6/30/25	800	946
North Slope Borough AK GO	5.000%	6/30/26	600	733
North Slope Borough AK GO	5.000%	6/30/27	415	521
North Slope Borough AK GO	5.000%	6/30/28	365	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.500%	6/1/31	1,000	1,015
					149,657
Arizona (1.6%)
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	1,055	1,096
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/22	500	519
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/23	510	555
	Arizona Board of Regents (University of Arizona Project) COP	5.000%	6/1/24	545	618
	Arizona Board of Regents College & University Revenue	5.000%	7/1/23	325	355
	Arizona Board of Regents College & University Revenue	5.000%	7/1/24	890	1,015
	Arizona Board of Regents College & University Revenue	5.000%	7/1/25	1,765	2,086
	Arizona Board of Regents College & University Revenue	5.000%	7/1/26	1,630	1,990
	Arizona Board of Regents College & University Revenue	5.000%	7/1/27	2,200	2,768
	Arizona Board of Regents College & University Revenue	5.000%	7/1/28	1,625	2,099
	Arizona Board of Regents COP	5.000%	6/1/24	670	760
	Arizona Board of Regents COP	5.000%	6/1/25	750	881
	Arizona Board of Regents COP	5.000%	6/1/26	900	1,092
	Arizona COP	5.000%	9/1/21	6,700	6,726
	Arizona COP	5.000%	10/1/22	4,995	5,278
	Arizona COP	5.000%	10/1/23	6,720	7,425
	Arizona COP	5.000%	10/1/23	19,820	21,900
	Arizona COP	5.000%	10/1/24	20,920	24,065
	Arizona COP	5.000%	10/1/26	8,145	10,031
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,696
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	15,050	17,145
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	20,000	20,900
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	7,150	7,472
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,016
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	835	889
	Arizona Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	3,250	3,329
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/26	1,000	1,164
[1]	Arizona IDA Charter School Aid Revenue	4.000%	7/1/29	500	558
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/24	135	153
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/26	125	151
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/27	160	198
	Arizona IDA Charter School Aid Revenue (Greathearts Arizona Project)	5.000%	7/1/28	125	158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	135	160
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	125	153
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	225	283
	Arizona IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	250	322
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/23	1,450	1,552
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/23	1,875	2,051
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/24	1,485	1,658
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/24	1,550	1,765
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/25	1,610	1,867
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/25	1,680	1,982
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/26	2,500	2,993
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/26	1,500	1,810
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/26	4,065	4,943
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/26	1,600	1,960
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/27	3,510	4,320
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	5/1/27	1,605	1,989
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/27	1,500	1,872
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/27	1,000	1,256
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	400	466
[3]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/26	500	601
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.250%	7/1/24	2,165	2,356
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.375%	7/1/25	1,910	2,138
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.500%	7/1/26	1,910	2,191
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.625%	7/1/27	1,910	2,242
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.750%	7/1/28	1,910	2,288
[1]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	5.500%	7/1/31	420	461
	Arizona Lottery Revenue	5.000%	7/1/24	5,300	6,038
	Arizona Lottery Revenue	5.000%	7/1/25	10,040	11,873
	Arizona School Facilities Board COP	5.000%	9/1/21	7,110	7,137
[1,2]	Arizona State Tourism & Sports Authority Tax Miscellaneous Revenue TOB VRDO	0.050%	8/5/21	7,600	7,600
	Arizona State University College & University Revenue	5.000%	7/1/22	3,250	3,396
	Arizona State University College & University Revenue	5.000%	7/1/22	3,185	3,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona State University College & University Revenue	5.000%	7/1/22	455	475
	Arizona State University College & University Revenue	5.000%	7/1/22	300	313
	Arizona State University College & University Revenue	5.000%	7/1/23	690	755
	Arizona State University College & University Revenue	5.000%	7/1/23	500	547
	Arizona State University College & University Revenue	5.000%	7/1/23	500	547
	Arizona State University College & University Revenue	5.000%	7/1/24	400	456
	Arizona State University College & University Revenue	5.000%	7/1/24	400	456
	Arizona State University College & University Revenue	5.000%	7/1/25	800	908
	Arizona State University College & University Revenue	5.000%	7/1/25	730	864
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/24	1,030	1,173
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/25	1,055	1,246
	Arizona Transportation Board Government Fund/Grant Revenue GAN	5.000%	7/1/26	1,010	1,233
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	7,905	9,015
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	11,500	13,605
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	9,450	9,991
	Arizona Water Infrastructure Finance Authority Water Revenue, Prere.	5.000%	10/1/22	2,045	2,162
	Coconino County Pollution Control Corp. Electric Power & Light Revenue PUT	1.650%	3/31/23	1,250	1,278
[5]	Glendale AZ GO	5.000%	7/1/22	1,920	2,006
	Glendale AZ Sales Tax Revenue	5.000%	7/1/22	3,100	3,239
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/27	1,020	1,280
	Glendale AZ Water & Sewer Water Revenue	5.000%	7/1/28	1,340	1,720
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	750	768
	Glendale IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/23	750	790
	Glendale IDA Student Loan Revenue	5.000%	5/15/23	450	488
	Glendale IDA Student Loan Revenue	4.000%	5/15/25	900	1,019
	Glendale IDA Student Loan Revenue	4.000%	5/15/26	300	348
	Glendale IDA Student Loan Revenue	4.000%	5/15/27	1,975	2,338
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/23	260	284
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/24	115	131
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/25	115	136
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/26	100	122
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/27	250	314
[5]	Glendale Union High School District No. 205 GO	5.000%	7/1/28	300	385
	Goodyear Public Improvement Corp. Sales Tax Revenue	5.000%	7/1/22	1,500	1,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/24	120	133
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/25	90	103
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/26	95	112
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/27	75	91
	La Paz County IDA Charter School Aid Revenue (Harmony Public Schools Project)	5.000%	2/15/28	80	98
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/26	450	549
	Madison Elementary School District No. 38 (School Improvement Project 2019) GO	5.000%	7/1/27	675	849
	Madison Elementary School District No. 38 GO	4.000%	7/1/26	515	604
[1,2]	Maricopa County AZ IDA Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	2,720	2,720
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	5,000	5,690
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/24	550	626
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/25	500	590
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/26	1,750	2,135
	Maricopa County AZ Unified School District No. 97-Deer Valley GO	5.000%	7/1/27	1,010	1,271
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/23	155	165
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/24	145	159
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/25	200	225
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/26	200	230
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/27	225	264
[1]	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/29	1,150	1,305
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	3,650	3,723
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	5,510	5,890
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,275	2,538
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/28	600	777
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/24	15,000	17,270
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/24	10,505	12,106
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	12,545	15,214
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.400%	10/18/22	12,950	12,933
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.590%	10/18/24	2,360	2,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.800%	0.820%	9/1/24	4,500	4,486
	Maricopa County Pollution Control Corp. Industrial Revenue PUT	1.050%	6/1/22	5,125	5,161
	Maricopa County Special Health Care District GO	5.000%	7/1/24	1,055	1,204
	Maricopa County Special Health Care District GO	5.000%	7/1/25	1,150	1,362
	Maricopa County Special Health Care District GO	5.000%	7/1/26	1,600	1,953
	Maricopa County Special Health Care District GO	5.000%	7/1/27	3,430	4,304
	Maricopa County Special Health Care District GO	5.000%	7/1/28	1,800	2,311
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/26	1,725	2,110
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/27	2,340	2,942
	Maricopa County Unified School District No. 4 Mesa GO	5.000%	7/1/28	2,000	2,582
	Maricopa County Unified School District No. 69 Paradise Valley (School Improvement Project 2015) GO	5.000%	7/1/25	495	586
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/24	600	685
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/26	500	612
	Maricopa County Unified School District No. 80 Chandler GO	5.000%	7/1/27	575	724
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/24	1,125	1,283
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/25	1,365	1,617
	Maricopa County Union High School District No. 210-Phoenix GO	5.000%	7/1/26	1,000	1,223
	McAllister Academic Village LLC College & University Revenue	5.000%	7/1/22	1,790	1,870
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/22	140	146
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/23	140	153
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/24	125	142
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/25	105	124
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/26	180	220
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/27	200	252
	Mesa AZ Excise Tax Sales Tax Revenue	5.000%	7/1/28	135	174
	Mesa AZ GO	5.000%	7/1/25	300	354
	Mesa AZ GO	5.000%	7/1/26	275	336
	Mesa AZ GO	5.000%	7/1/27	410	516
	Mesa AZ GO	5.000%	7/1/28	390	504
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/25	785	928
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/26	1,300	1,587
[3]	Northern Arizona University College & University Revenue	5.000%	6/1/24	375	425
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	4,755	4,967
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,775	1,855
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/23	2,035	2,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/25	4,125	4,697
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	4,000	4,548
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	3,255	3,974
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	200	209
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/23	135	148
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	100	108
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/24	400	450
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/25	400	465
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	7,350	7,682
[1]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/22	655	667
	Pima County Regional Transportation Authority Sales Tax Revenue	5.000%	6/1/25	2,320	2,522
[3]	Pima County Unified School District No. 1 Tucson GO	5.000%	7/1/22	1,000	1,044
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/23	300	327
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/24	350	397
[3]	Pima County Unified School District No. 20 Vail GO	5.000%	7/1/25	750	882
	Regional Public Transportation Authority Sales Tax Revenue	5.000%	7/1/22	1,000	1,045
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	2,980	3,174
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	6,145	6,830
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/25	10,990	12,704
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/26	10,150	12,155
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/27	11,170	13,809
[7]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	10,500	13,354
[1,2]	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue TOB VRDO	0.030%	8/5/21	8,000	8,000
[1]	Tempe IDA Health, Hospital, Nursing Home Revenue (Mirabella at ASU Project)	4.000%	10/1/23	3,890	3,892
	University of Arizona College & University Revenue	5.000%	8/1/23	1,045	1,148
	University of Arizona College & University Revenue	5.000%	6/1/24	800	909
	University of Arizona College & University Revenue	5.000%	8/1/24	650	744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arizona College & University Revenue	5.000%	6/1/25	1,500	1,770
	University of Arizona College & University Revenue	5.000%	6/1/25	2,000	2,361
	University of Arizona College & University Revenue	5.000%	8/1/25	710	842
	University of Arizona College & University Revenue	5.000%	8/1/25	1,000	1,187
	University of Arizona College & University Revenue	5.000%	6/1/26	1,175	1,380
	University of Arizona College & University Revenue	5.000%	6/1/26	1,250	1,525
	University of Arizona College & University Revenue	5.000%	6/1/26	4,350	5,308
	University of Arizona College & University Revenue	5.000%	8/1/26	765	937
	University of Arizona College & University Revenue	5.000%	6/1/27	2,500	3,138
	University of Arizona College & University Revenue	5.000%	8/1/27	825	1,039
	University of Arizona College & University Revenue	5.000%	6/1/28	1,500	1,934
	University of Arizona College & University Revenue	5.000%	6/1/28	1,215	1,566
[1,2]	University of Arizona College & University Revenue TOB VRDO	0.050%	8/5/21	6,715	6,715
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	550	626
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	750	884
	Yavapai County IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,235	1,504
[4]	Yavapai County IDA Resource Recovery Revenue (Republic Services Inc. Project)	0.120%	9/1/21	1,565	1,565
	Yavapai County IDA Revenue	4.000%	10/1/22	3,350	3,497
	Yavapai County IDA Revenue	4.000%	10/1/23	3,565	3,852
	Yavapai County IDA Revenue	4.000%	10/1/24	3,480	3,877
	Yavapai County IDA Revenue	4.000%	10/1/25	3,515	4,023
	Yavapai County IDA Revenue	4.000%	10/1/26	3,635	4,259
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	750	750
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,100	1,153
	Yuma IDA Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,000	1,094
					602,412
Arkansas (0.2%)
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	4,560	4,632
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	815	833
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	700	744
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	2,970	3,391
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,855	4,385
	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/27	16,000	19,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Arkansas Development Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.550%	1.570%	9/1/22	700	699
	Arkansas GO	5.000%	10/1/24	9,500	10,490
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,710	1,716
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,660	2,781
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	265	277
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,910	2,073
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,350	1,516
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	565	654
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,500	1,783
	Baxter County AR Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	320	380
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	1,000	1,006
	North Little Rock School District No. 1 GO	5.000%	2/1/26	1,400	1,679
	North Little Rock School District No. 1 GO	3.000%	2/1/28	6,915	7,689
	North Little Rock School District No. 1 GO	3.000%	2/1/29	7,145	7,880
	Pulaski County Special School District GO	2.000%	2/1/24	1,550	1,617
	Pulaski County Special School District GO	2.000%	2/1/25	1,455	1,535
	Pulaski County Special School District GO	2.000%	2/1/26	3,230	3,433
	Pulaski County Special School District GO	2.000%	2/1/27	3,300	3,482
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/25	3,610	4,061
	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	11/1/22	3,090	3,275
	University of Arkansas College & University Revenue	5.000%	11/1/23	355	393
	University of Arkansas College & University Revenue	5.000%	11/1/24	405	466
	University of Arkansas College & University Revenue	5.000%	11/1/25	275	328
					92,567
California (6.1%)
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,040	3,348
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,540	1,640
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	5.000%	12/1/23	1,850	2,057
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	23,100	23,174
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	15,350	15,403
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	25,400	26,315
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	7,300	7,692
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	7,300	7,894
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	22,540	24,824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	14,000	15,055
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.300%	4/1/24	3,925	3,916
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	4/1/26	6,875	6,883
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	35,105	35,349
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	8,185	8,242
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	14,175	14,274
[4]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.120%	4/1/24	3,000	3,047
	California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	34,000	35,258
	California Department of Water Resources Water Revenue CP	0.070%	8/3/21	11,003	11,003
[4]	California Department of Water Resources Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.370%	0.390%	12/1/22	21,700	21,743
	California GO	5.000%	8/1/21	4,425	4,425
	California GO	0.110%	8/10/21	10,500	10,500
	California GO	5.000%	10/1/21	28,000	28,224
	California GO	5.000%	10/1/21	41,940	42,275
	California GO	0.010%	10/5/21	9,135	9,135
	California GO	5.000%	11/1/21	49,440	50,039
	California GO	5.000%	12/1/23	4,000	4,457
	California GO	5.000%	8/1/24	1,000	1,145
	California GO	5.000%	9/1/24	100	105
[7]	California GO	5.000%	9/1/24	10,000	11,451
	California GO	5.000%	12/1/24	2,000	2,320
	California GO	4.000%	4/1/25	2,990	3,404
	California GO	5.000%	4/1/25	15,510	18,221
	California GO	5.000%	4/1/25	51,400	60,384
	California GO	5.000%	8/1/25	3,325	3,954
	California GO	5.000%	8/1/25	10,000	11,891
[7]	California GO	5.000%	9/1/25	40,500	48,150
	California GO	3.000%	11/1/25	2,000	2,231
	California GO	5.000%	12/1/25	13,000	15,641
	California GO	3.000%	3/1/26	20,000	22,451
	California GO	5.000%	4/1/26	7,650	9,309
	California GO	5.000%	4/1/26	10,120	12,314
	California GO	5.000%	8/1/26	5,920	7,283
	California GO	5.000%	8/1/26	27,635	33,997
[7]	California GO	5.000%	9/1/26	21,690	26,675
	California GO	5.000%	10/1/26	10,000	12,368
	California GO	4.000%	11/1/26	33,875	40,248
	California GO	5.000%	12/1/26	25,490	31,690
	California GO	3.500%	8/1/27	10,000	11,759
	California GO	5.000%	9/1/27	130	143
[7]	California GO	5.000%	9/1/27	14,000	17,693
	California GO	5.000%	11/1/27	8,420	10,720

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/27	26,600	33,865
	California GO	5.000%	12/1/27	14,700	18,757
	California GO	5.000%	11/1/28	13,890	18,158
	California GO	5.000%	12/1/28	7,750	10,152
	California GO	5.250%	2/1/30	4,170	4,276
	California GO CP	0.010%	8/16/21	12,500	12,500
	California GO CP	0.010%	8/18/21	10,250	10,250
[4]	California GO PUT, SIFMA Municipal Swap Index Yield + 0.380%	0.400%	12/1/22	69,065	69,102
[1,2]	California GO TOB VRDO	0.040%	8/5/21	13,545	13,545
[1,2]	California GO TOB VRDO	0.040%	8/5/21	3,000	3,000
[2]	California GO VRDO	0.030%	8/5/21	36,990	36,990
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	750	756
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	750	768
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,035	1,060
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,230	2,358
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	680	730
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	1,020	1,143
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	2,045	2,247
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	5,785	6,078
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.700%	10/18/22	10,000	10,188
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/18/22	11,000	11,645
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	30,000	31,819
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	3,000	3,182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	8,070	8,480
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	10,000	11,080
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	18,300	21,873
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.070%	8/5/21	3,750	3,750
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	8/5/21	5,000	5,000
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.080%	8/5/21	460	460
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	8,000	8,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.200%	8/5/21	68,600	68,600
	California Housing Finance Local or Guaranteed Housing Revenue PUT	1.450%	4/1/22	5,000	5,023
[4]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	8/1/24	10,000	10,000
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	350	380
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/22	1,000	1,061
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	550	657
	California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	32,500	33,019
[4]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	6/1/26	2,000	2,026
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	360	374
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	200	211
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	600	653
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	415	456
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	400	453
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	1,315	1,325
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	512
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	895
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	820
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	985	1,115
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	800	938
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	615	744
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,455	3,000
	California Municipal Finance Authority Resource Recovery Revenue PUT	0.160%	9/1/21	3,400	3,400
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	375	395
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	384
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,455	7,514
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,646
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,750	6,079
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	5,000	5,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/23	4,025	4,335
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	1,000	1,085
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/23	4,565	4,816
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	5,770	6,142
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	12,880	14,238
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	7,750	8,608
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	4,000	4,408
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	3,000	3,328
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	15,350	17,733
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	6,000	6,900
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	1,550	1,854
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	100	104
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	15,620	18,449
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	13,560	16,101
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	5,000	6,168
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	100	109
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	18,350	22,316
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	16,800	20,536
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	3,400	4,322
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	19,515	24,355
[7]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	6,000	7,519
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	3,542
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,077
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,306
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,157
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/25	1,000	1,170
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	3,055	3,595

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	2,680	3,210
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/27	1,750	2,184
	California State University College & University Revenue PUT	4.000%	11/1/23	4,000	4,263
	California State University College & University Revenue PUT	0.550%	11/1/26	5,000	5,014
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	261
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	395	417
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	532
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,365	1,505
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	600	665
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,025	1,179
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	10,405	11,543
[1,2]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	8/5/21	3,330	3,330
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	18,095	18,095
[1,2]	California Statewide Communities Development Authority Multi-Family Housing Revenue TOB VRDO	0.460%	8/5/21	2,500	2,500
[8]	Clovis Unified School District GO	0.000%	8/1/22	755	754
	Contra Costa County Schools Pooled Notes Lease Revenue	2.000%	12/1/21	2,250	2,262
	Contra Costa Water District Water Revenue	5.000%	10/1/21	2,100	2,117
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,727
[4]	East Bay Municipal Utility District Water System Water Revenue	0.010%	9/2/21	15,800	15,800
[1,2]	East Bay Municipal Utility District Water System Water Revenue VRDO	0.030%	8/5/21	36,780	36,780
	East Side Union High School District GO	2.000%	8/1/24	6,420	6,771
	East Side Union High School District GO	2.000%	8/1/25	1,895	2,024
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/25	360	427
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/26	410	504
[4]	Eastern Municipal Water District Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.100%	0.120%	7/1/24	2,200	2,200
	El Camino Healthcare District GO	5.000%	8/1/21	1,125	1,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Healthcare District GO	5.000%	8/1/22	1,100	1,154
[8]	El Camino Healthcare District GO	0.000%	8/1/24	4,085	4,020
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/25	1,000	1,103
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/26	500	565
[7]	Fairfield-Suisun Unified School District GO	4.000%	8/1/27	1,000	1,153
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	450	464
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	800	861
[5]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	675	754
[5]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,725	1,752
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,665	4,851
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	6,015	6,537
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	850	1,030
[4]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.050%	3/2/22	5,000	4,998
[4]	Irvine Ranch Water District PUT, SIFMA Municipal Swap Index Yield + 0.030%	0.050%	3/2/22	3,550	3,549
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), ETM	5.000%	9/1/21	1,250	1,255
	La Verne CA COP, ETM	5.000%	5/15/22	725	753
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/27	805	914
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	250	381
	Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,000
[1,2]	Los Angeles CA Multi-Family Mortgage Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	32,000	32,000
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/25	925	1,099
[3]	Los Angeles CA Unified School District COP	5.000%	10/1/26	1,100	1,348
	Los Angeles CA Unified School District GO	5.000%	7/1/22	10,720	11,204
	Los Angeles CA Unified School District GO	5.000%	7/1/25	3,220	3,671
	Los Angeles CA Unified School District GO	5.000%	7/1/25	13,360	15,822
	Los Angeles CA Unified School District GO	5.000%	7/1/26	9,000	10,247
	Los Angeles CA Unified School District GO	5.000%	7/1/28	31,040	40,215
[5]	Los Angeles County Redevelopment Refunding Authority Tax Allocation Revenue (Various Redevelopment Project Areas)	5.000%	9/1/21	5,000	5,019
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	7,840	8,902
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	22,490	29,060
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	3,155	4,077
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/32	500	515
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.020%	8/2/21	7,000	7,000
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	1,750	1,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	3,500	3,500
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	2,300	2,300
[4]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	0.160%	5/21/24	3,500	3,500
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	28,200	31,107
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.270%	8/2/21	10,000	10,000
[2]	Orange County Water District COP VRDO	0.010%	8/4/21	8,900	8,900
	Palomar Health GO	5.000%	8/1/21	500	500
	Palomar Health Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	2,680	2,831
	Peralta Community College District GO	5.000%	8/1/23	1,400	1,534
	Peralta Community College District GO	5.000%	8/1/24	3,735	4,258
	Peralta Community College District GO	5.000%	8/1/25	2,425	2,867
	Peralta Community College District GO	5.000%	8/1/26	2,500	3,051
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/23	740	806
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/23	905	969
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/25	600	682
[5]	Sacramento CA City Unified School District GO	4.000%	7/1/27	350	417
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	75	92
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	6,245	6,750
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	8,985	10,523
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	1,250	1,328
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	20,000	21,160
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	490	558
	San Diego County Regional Transportation Commission Sales Tax Revenue	3.000%	10/1/22	7,400	7,650
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	31,875	33,691
	San Diego County Water Authority Water Revenue	0.010%	9/2/21	7,115	7,115
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	7,570	9,771
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/22	265	278
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,500	1,903
	San Francisco CA City & County GO	5.000%	6/15/23	1,600	1,748
[7]	San Francisco CA City & County GO	5.000%	6/15/23	3,750	4,074
[7]	San Francisco CA City & County GO	5.000%	6/15/24	4,440	5,037
	San Francisco CA City & County GO	5.000%	6/15/25	1,500	1,777
[7]	San Francisco CA City & County GO	5.000%	6/15/25	5,475	6,454
	San Francisco CA City & County GO	2.000%	6/15/27	2,265	2,461
	San Francisco CA City & County GO	2.000%	6/15/28	3,790	4,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	San Francisco CA City & County Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	17,500	17,500
[1,2]	San Francisco CA City & County Multi-Family Housing Revenue TOB VRDO	0.460%	8/5/21	40,000	40,000
[4]	San Francisco City & County Public Utilities Commission Power Revenue	0.080%	8/4/21	16,000	16,000
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,210	3,311
	San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21	2,000	2,000
	San Francisco Unified School District GO	4.000%	6/15/30	155	160
	San Juan Unified School District GO	5.000%	8/1/21	1,000	1,000
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,700	7,967
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,864
[2]	Santa Clara County Financing Authority Lease (Abatement) Revenue (Multiple Facilities Projects) VRDO	0.010%	8/4/21	5,645	5,645
[6]	Solano County Community College District GO, 5.000% coupon rate effective 8/1/23	0.000%	8/1/25	5,195	5,641
	Soledad Unified School District Ad Valorem Property Tax Revenue BAN	0.000%	8/1/21	2,100	2,100
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	7,550	8,436
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/28	5,340	6,310
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/29	7,085	8,360
	Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	20,000	20,047
[7]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,341
[7]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,209
	University of California College & University Revenue	5.000%	5/15/25	125	147
[7]	University of California College & University Revenue	5.000%	5/15/25	1,500	1,720
[7]	University of California College & University Revenue	5.000%	5/15/26	1,000	1,185
[7]	University of California College & University Revenue	5.000%	5/15/27	9,300	11,356
[7]	University of California College & University Revenue	5.000%	5/15/28	9,650	12,104
	University of California College & University Revenue VRDO	0.020%	8/2/21	3,755	3,755
	University of California College & University Revenue VRDO	0.040%	8/2/21	9,100	9,100
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	9,400	9,400
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/21	3,765	3,765
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,325	1,380

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	970	1,054
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,295	1,464
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	965	1,129
[5]	William S Hart Union High School District GO	0.000%	9/1/27	515	486
					2,337,301
Colorado (1.6%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/21	1,375	1,397
	Adams 12 Five Star Schools GO	5.000%	12/15/26	11,045	12,788
	Adams County CO COP	5.000%	12/1/21	1,000	1,016
	Adams County CO COP	5.000%	12/1/22	1,250	1,331
	Aurora CO COP	5.000%	12/1/25	1,550	1,853
	Aurora CO COP	5.000%	12/1/26	2,100	2,591
	Castle CO Rock Water & Sewer Water Revenue	4.000%	12/1/22	225	237
	Castle CO Rock Water & Sewer Water Revenue	5.000%	12/1/23	265	295
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/27	200	238
[5]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/28	100	121
	Colorado COP	5.000%	3/15/24	660	742
	Colorado COP	5.000%	3/15/24	780	877
	Colorado COP	5.000%	12/15/24	3,575	4,146
	Colorado COP	5.000%	12/15/24	3,000	3,479
	Colorado COP	5.000%	3/15/25	1,460	1,704
	Colorado COP	5.000%	3/15/25	890	1,039
	Colorado COP	5.000%	3/15/25	725	846
	Colorado COP	5.000%	12/15/25	8,410	10,095
	Colorado COP	5.000%	3/15/26	760	917
	Colorado COP	5.000%	9/1/26	2,940	3,608
	Colorado COP	5.000%	12/15/26	5,145	6,370
	Colorado COP	5.000%	3/15/27	610	759
	Colorado COP	5.000%	9/1/27	3,125	3,945
	Colorado COP	5.000%	12/15/27	5,925	7,538
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/27	1,635	1,979
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/25	105	116
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/27	65	74
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/28	140	161
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	100	101
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,735	1,763
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	400	405
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	175	176
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	770	799
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	100	106

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	680	724
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,350	1,437
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	530	553
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	50	52
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	750	793
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,000	1,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	400	427
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	850	921
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	90	99
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	750	822
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,925	2,146
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	450	496
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,110	1,250
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	100	114
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	660	724
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	4,400	5,100
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	800	933
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,000	3,533
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,450	4,063
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	185	218
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,900	2,263
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,285	1,435
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	445	491
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	3,530	4,237
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,035	3,690
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	3,500	4,255
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	450	545
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,500	3,069
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	375	426
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	495	555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	300	373
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	2,210	2,790
[7]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	455	516
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Valley View Hospital Association Project) PUT	2.800%	5/15/23	3,055	3,150
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/23	27,360	30,407
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	12,600	14,598
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/20/25	1,250	1,499
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	12,000	14,341
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/19/26	10,075	12,471
[1,2]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.060%	8/2/21	17,570	17,570
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/5/21	15,750	15,750
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	2,300	2,394
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	2,000	2,177
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/23	1,225	1,331
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/24	1,000	1,133
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	0.000%	7/15/24	20,000	19,812
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/25	1,245	1,465
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/22	815	857
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	500	541
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue	3.500%	5/1/50	11,275	12,486
	Colorado Housing and Finance Authority Local or Guaranteed Housing Revenue (Multi-Family Project)	1.350%	2/1/22	2,500	2,501
[7]	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/28	1,000	1,305
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/23	1,000	1,111
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	420	486
	Colorado Springs CO Utilities System Sewer Revenue	5.000%	11/15/24	400	463
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	12/15/22	1,085	1,101
	Denver City & County School District No. 1 GO	4.000%	12/1/27	2,710	2,745
	Denver City & County School District No. 1 GO	5.000%	12/1/28	3,660	4,224
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	19,470	21,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	2,220	2,465
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/23	4,365	4,847
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,000	2,311
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	2,055	2,375
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	1,485	1,716
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	2,465	2,620
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	3,315	3,970
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	4,050	5,002
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/26	465	574
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/26	1,260	1,405
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/27	3,705	4,709
	Denver CO City & County Airport System Port, Airport & Marina Revenue PUT	5.000%	11/15/22	8,750	9,284
[1,2]	Denver CO City & County Dedicated Tax Hotel Occupancy Tax Revenue TOB VRDO	0.050%	8/5/21	14,475	14,475
	Denver CO City & County GO	5.000%	8/1/27	7,920	10,029
	Denver CO City & County GO	5.000%	8/1/28	10,425	13,560
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/26	3,575	3,810
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/22	225	236
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/24	275	308
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/25	260	298
[3]	Dove Valley Metropolitan District GO	4.000%	12/1/26	300	353
	Durango School District No. 9-R GO	5.000%	11/1/26	1,995	2,461
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/23	75	82
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	17,000	16,712
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/24	225	257
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/25	150	177
[8]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/26	1,035	989
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,755	2,139
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/27	1,000	1,250
[4]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	3,500	3,505
[8]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/27	34,000	31,892
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/24	450	520
[5]	El Paso County CO COP (Judicial Complex Project)	5.000%	12/1/25	650	775
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/21	250	254
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/23	395	436
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/25	250	294
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/26	350	424

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/27	485	600
[3]	Fossil Ridge Metropolitan District No. 3 GO	5.000%	12/1/28	500	632
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	5.000%	12/15/21	3,000	3,055
[5]	Interlocken Metropolitan District GO	5.000%	12/1/23	750	830
[5]	Interlocken Metropolitan District GO	5.000%	12/1/24	875	1,004
[5]	Interlocken Metropolitan District GO	5.000%	12/1/25	1,000	1,186
	Moffat County CO Electric Power & Light Revenue (Tri-State Generation and Transmission Association Project) PUT	2.000%	10/3/22	14,350	14,625
	Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/22	1,250	1,326
	Public Authority for Colorado Energy Natural Gas Revenue	6.250%	11/15/28	1,000	1,279
	Regional Transportation District COP	5.000%	6/1/22	7,490	7,797
	Regional Transportation District COP	5.000%	6/1/24	1,000	1,084
	Regional Transportation District COP	5.000%	6/1/26	1,690	1,972
	Regional Transportation District COP	5.000%	6/1/26	1,700	2,056
	Regional Transportation District COP	5.000%	6/1/27	3,835	4,456
	Regional Transportation District COP	5.000%	6/1/27	8,815	10,977
[1,2,5]	Regional Transportation District COP TOB VRDO	0.090%	8/5/21	8,000	8,000
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/24	500	556
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/25	400	469
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/26	300	362
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/27	600	735
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/27	625	776
	Regional Transportation District Sales Tax Revenue	5.000%	1/15/28	600	753
	Regional Transportation District Sales Tax Revenue	5.000%	7/15/28	550	699
[2]	Sheridan Redevelopment Agency Tax Allocation Revenue VRDO	0.040%	8/5/21	9,955	9,955
	University of Colorado College & University Revenue PUT	2.000%	10/15/24	24,175	25,436
	University of Colorado College & University Revenue VRDO	0.020%	8/4/21	26,780	26,780
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	20,000	20,075
	University of Colorado Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	5,000	5,646
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/21	150	152
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/22	105	112
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/23	195	215
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/24	130	149
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/25	180	213
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/26	195	238
[5]	Vauxmont Metropolitan District GO	5.000%	12/1/27	205	257
[5]	Vauxmont Metropolitan District GO	5.000%	12/15/27	255	299
					612,538
Connecticut (2.2%)
[5]	Bridgeport CT GO	5.000%	8/15/22	5,635	5,917
[5]	Bridgeport CT GO	5.000%	8/15/22	3,065	3,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Bridgeport CT GO	5.000%	8/15/23	750	823
[5]	Bridgeport CT GO	5.000%	8/15/23	5,425	5,959
[7]	Bridgeport CT GO	5.000%	2/15/26	1,560	1,834
[5]	Bridgeport CT GO, ETM	5.000%	8/15/22	3,950	4,151
[5]	Bridgeport CT GO, ETM	5.000%	8/15/23	2,035	2,235
	Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	4.000%	5/1/22	100	103
	Connecticut GO	5.000%	11/1/21	530	536
	Connecticut GO	5.000%	11/15/21	7,350	7,453
	Connecticut GO	5.000%	3/15/22	9,620	9,914
	Connecticut GO	5.000%	4/15/22	4,275	4,423
	Connecticut GO	3.000%	6/1/22	550	563
	Connecticut GO	5.000%	7/15/22	140	147
[7]	Connecticut GO	5.000%	7/15/22	2,000	2,094
	Connecticut GO	5.000%	8/15/22	165	173
	Connecticut GO	5.000%	10/15/22	5,245	5,556
	Connecticut GO	5.000%	11/15/22	12,685	13,490
	Connecticut GO	5.000%	4/15/23	3,375	3,492
	Connecticut GO	3.000%	6/1/23	325	342
	Connecticut GO	4.000%	6/1/23	215	230
[7]	Connecticut GO	5.000%	7/15/23	2,000	2,192
	Connecticut GO	5.000%	9/15/23	800	844
	Connecticut GO	5.000%	12/15/23	125	139
	Connecticut GO	5.000%	5/15/24	4,715	5,350
	Connecticut GO	3.000%	6/1/24	530	573
	Connecticut GO	4.000%	6/1/24	275	305
	Connecticut GO	5.000%	6/1/24	5,115	5,321
[7]	Connecticut GO	5.000%	7/15/24	3,000	3,427
	Connecticut GO	5.000%	8/15/24	7,955	9,117
	Connecticut GO	5.000%	9/15/24	1,700	1,955
	Connecticut GO	5.000%	9/15/24	3,945	4,536
	Connecticut GO	5.000%	10/15/24	18,395	20,367
	Connecticut GO	4.000%	1/15/25	1,960	2,214
	Connecticut GO	5.000%	2/15/25	2,905	3,392
	Connecticut GO	5.000%	3/15/25	3,215	3,766
	Connecticut GO	5.000%	4/15/25	7,075	8,312
	Connecticut GO	5.000%	4/15/25	1,010	1,187
	Connecticut GO	5.000%	5/15/25	10,000	11,784
	Connecticut GO	4.000%	6/1/25	550	628
[7]	Connecticut GO	5.000%	7/15/25	4,000	4,739
	Connecticut GO	5.000%	9/15/25	5,345	6,371
	Connecticut GO	5.000%	10/15/25	2,115	2,528
	Connecticut GO	5.000%	10/15/25	3,420	3,784
	Connecticut GO	5.000%	10/15/25	100	106
	Connecticut GO	5.000%	11/1/25	2,050	2,075
	Connecticut GO	5.000%	2/15/26	3,000	3,626
	Connecticut GO	5.000%	4/15/26	5,000	5,170
	Connecticut GO	4.000%	5/15/26	1,175	1,376
	Connecticut GO	5.000%	5/15/26	3,690	4,496
	Connecticut GO	3.000%	6/1/26	5,000	5,621
[7]	Connecticut GO	5.000%	7/15/26	4,225	5,174
	Connecticut GO	5.000%	8/15/26	105	129
	Connecticut GO	5.000%	10/15/26	6,825	7,544
	Connecticut GO	5.000%	10/15/26	4,140	4,379
	Connecticut GO	5.000%	11/1/26	3,000	3,036
	Connecticut GO	5.000%	11/15/26	1,065	1,273
	Connecticut GO	4.000%	1/15/27	15,510	18,455
	Connecticut GO	5.000%	3/1/27	355	382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	5/15/27	100	117
	Connecticut GO	3.000%	6/1/27	5,000	5,715
	Connecticut GO	4.000%	6/1/27	1,000	1,200
	Connecticut GO	4.000%	6/1/27	5,775	6,932
	Connecticut GO	4.000%	6/15/27	175	210
[7]	Connecticut GO	5.000%	7/15/27	11,000	13,882
	Connecticut GO	5.000%	8/15/27	190	233
	Connecticut GO	5.000%	11/15/27	1,000	1,194
	Connecticut GO	4.000%	1/15/28	10,000	12,155
	Connecticut GO	3.000%	6/1/28	6,875	7,960
	Connecticut GO	4.000%	9/15/28	3,190	3,325
	Connecticut GO	4.000%	10/15/28	2,010	2,101
	Connecticut GO VRDO	0.040%	8/5/21	16,360	16,360
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.250%	5/15/24	465	464
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.300%	11/15/24	250	249
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.400%	5/15/25	250	248
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.450%	11/15/25	350	347
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.550%	5/15/26	500	495
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.600%	11/15/26	850	840
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.700%	5/15/27	1,000	986
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.750%	11/15/27	1,000	985
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.850%	5/15/28	1,750	1,721
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	0.900%	11/15/28	1,010	991
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	1,615	1,682
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	425	434
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	315	325
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.500%	11/15/45	3,485	3,655
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/45	3,560	3,753
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	5,165	5,593
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/49	4,775	5,420
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	5,775	6,278
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.550%	5/15/26	180	178
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.600%	11/15/26	1,040	1,027
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.700%	5/15/27	1,250	1,233
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.750%	11/15/27	1,250	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.850%	5/15/28	1,100	1,081
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program)	0.900%	11/15/28	1,100	1,080
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue (Housing Mortgage Finance Program) PUT	0.500%	11/15/23	18,570	18,571
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.375%	11/15/21	3,220	3,221
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	2.600%	11/15/21	1,550	1,551
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	1.625%	11/15/22	995	996
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue PUT	0.450%	5/15/24	3,570	3,570
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	10,525	10,525
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	8,430	8,430
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	25,000	25,000
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	11,340	11,384
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/22	425	441
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	6,000	6,356
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/23	840	912
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	3,500	3,871
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,720	1,901
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/24	510	578
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	3,265	3,749
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	1,015	1,169
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	12/1/24	10,320	10,486
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	2,035	2,175
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,720	1,978
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	589
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	6,000	6,882
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	1,755	1,937
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	7,500	8,964
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	1,750	2,081
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,385	1,689
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	135	144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	5,740	7,047
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	3,455	4,339
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,000	1,223
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	140	178
[7]	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	5,520	6,952
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	2,500	2,753
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,080	2,104
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	765	795
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,310	1,369
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/22	810	845
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,135	2,263
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,325	1,428
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	2,010	2,187
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/23	1,550	1,687
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/23	2,295	2,539
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	283
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,145	1,305
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/25	500	585
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/25	1,290	1,533
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	11/1/26	1,465	1,794
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	5,050	5,101
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	730	737

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	2/8/22	1,250	1,263
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	14,805	14,993
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.450%	7/1/22	15,195	15,388
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	28,250	29,525
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/23	17,665	18,959
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	25,935	26,313
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.550%	7/3/23	10,905	10,980
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	5,000	5,001
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	7,000	7,000
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	15,000	15,058
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	29,925	32,133
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	250	258
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,925	3,050
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	275	294
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,975	2,151
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	325	358
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,660	3,007
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,149
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	310	351
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	5,190	6,076
[1]	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.750%	1/1/26	650	659

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	600	694
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,211
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/27	2,000	2,363
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,246
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/28	1,950	2,341
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/31	200	206
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	1.800%	7/1/24	13,750	14,257
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/25	11,000	12,672
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/1/27	9,000	11,037
Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	40,000	40,000
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	125	130
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	125	136
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	125	141
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	125	146
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	250	301
Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,050	1,300
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	140	142
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/21	175	177
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	115	122
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/22	255	270
Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	260	287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/23	250	276
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	155	177
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/24	250	286
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	160	188
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/25	175	206
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	302
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/26	250	302
	Connecticut State Higher Education Supplement Loan Authority Student Loan Revenue (Chesla Loan Program)	5.000%	11/15/27	200	239
	Greater New Haven Water Pollution Control Authority Sewer Revenue	5.000%	8/15/22	410	431
	Metropolitan District GO	5.000%	7/15/23	525	575
	Metropolitan District GO	5.000%	7/15/25	925	1,096
	Metropolitan District GO	5.000%	7/15/25	3,000	3,555
	Metropolitan District GO	5.000%	7/15/26	2,000	2,445
[5]	New Haven CT GO, ETM	5.000%	8/15/21	1,575	1,578
	University of Connecticut College & University Revenue	5.000%	2/15/22	10,250	10,519
	University of Connecticut College & University Revenue	5.000%	2/15/22	2,940	3,017
	University of Connecticut College & University Revenue	5.000%	2/15/25	1,015	1,181
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,000	1,192
	University of Connecticut College & University Revenue	5.000%	11/1/25	1,825	2,176
	University of Connecticut College & University Revenue	5.000%	2/15/26	1,090	1,265
					852,354
Delaware (0.2%)
	Delaware GO	5.000%	10/1/25	8,365	10,010
	Delaware GO	3.000%	8/1/26	2,265	2,388
	Delaware GO	5.000%	1/1/27	2,030	2,531
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/22	310	324
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/23	200	218
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/24	200	227
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/25	160	189
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/26	185	225
	Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/27	300	375

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Delaware Municipal Electric Corp. Electric Power & Light Revenue	5.000%	7/1/28	225	288
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	345	352
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/22	3,000	3,060
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	9,685	9,864
Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	3,595	3,662
Delaware State Economic Development Authority Electric Power & Light Revenue PUT	1.050%	7/1/25	3,750	3,848
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	400	448
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	700	810
Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	800	953
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	3,425	3,747
New Castle County DE GO	5.000%	10/1/21	7,575	7,636
University of Delaware College & University Revenue	5.000%	11/1/21	800	810
University of Delaware College & University Revenue	5.000%	11/1/22	1,105	1,173
University of Delaware College & University Revenue	5.000%	11/1/23	1,120	1,243
University of Delaware College & University Revenue	5.000%	11/1/24	1,115	1,288
University of Delaware College & University Revenue	5.000%	11/1/25	2,585	3,095
Wilmington DE GO	5.000%	1/1/27	420	522
				59,286
District of Columbia (0.4%)
District of Columbia Appropriations Revenue	5.000%	12/1/26	1,275	1,574
District of Columbia Appropriations Revenue	5.000%	12/1/27	2,295	2,912
District of Columbia Charter School Aid Revenue	5.000%	7/1/25	225	261
District of Columbia Charter School Aid Revenue	5.000%	7/1/26	600	715
District of Columbia College & University Revenue	4.000%	10/1/21	195	196
District of Columbia College & University Revenue	5.000%	4/1/27	270	334
District of Columbia College & University Revenue	5.000%	4/1/28	325	413
District of Columbia College & University Revenue	5.000%	4/1/29	250	324
District of Columbia College & University Revenue, ETM	5.000%	4/1/22	1,420	1,465
District of Columbia College & University Revenue, ETM	5.000%	4/1/23	2,300	2,482
District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,130	1,271
District of Columbia GO	5.000%	6/1/27	1,000	1,177
District of Columbia Government Fund/Grant Revenue	5.250%	12/1/22	5,345	5,365

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,840	1,925
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,390	1,521
[2]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	13,380	13,380
[1]	District of Columbia Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	12,000	12,000
[1,2]	District of Columbia Housing Finance Agency Revenue TOB VRDO	0.460%	8/5/21	11,875	11,875
	District of Columbia Income Tax Revenue	5.000%	10/1/25	4,770	5,686
	District of Columbia Income Tax Revenue	5.000%	10/1/25	5,735	6,836
	District of Columbia Income Tax Revenue	5.000%	12/1/28	3,810	4,053
[2]	District of Columbia Miscellaneous Revenue VRDO	0.030%	8/5/21	15,880	15,880
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/22	1,885	1,947
	District of Columbia Telecom Revenue, ETM	5.000%	4/1/23	2,015	2,180
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	2,420	2,893
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/25	3,100	3,705
	District of Columbia Water & Sewer Authority Water Revenue PUT	1.750%	10/1/24	4,090	4,270
[1,2]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue TOB VRDO	0.050%	8/5/21	7,580	7,580
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/21	625	630
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/22	3,450	3,647
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/23	815	901
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/24	1,395	1,606
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	5.000%	10/1/25	1,030	1,230
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/21	1,685	1,698
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/22	1,360	1,435
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	690	845
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	1,000	1,256
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	500	642
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue, ETM	5.000%	10/1/21	890	897
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue, ETM	5.000%	10/1/22	2,140	2,260
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/24	2,000	2,286
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	1,000	1,187
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/25	2,000	2,374
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	3,360	4,120
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/26	1,750	2,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	5,110	6,452
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/27	3,000	3,788
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/28	10,000	12,953
					166,573
Florida (3.8%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	385	391
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	372
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,070	1,162
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,210	1,395
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	145	167
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,500	1,791
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,175	2,679
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	8,000	9,559
	Atlantic Beach FL Health, Hospital, Nursing Home Revenue (Fleet Landing Project)	3.000%	11/15/23	1,920	1,923
	Board of Governors State University System of Florida College & University Revenue	5.000%	7/1/22	2,080	2,173
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,050	1,084
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	2,000	2,149
	Brevard County School District COP	5.000%	7/1/22	9,955	10,400
	Broward County FL Airport System Port, Airport & Marina Revenue	5.000%	10/1/21	760	766
[1,2]	Broward County FL Airport System Port, Airport & Marina Revenue TOB VRDO	0.060%	8/5/21	62,695	62,695
	Broward County FL School District COP	5.000%	7/1/23	5,545	6,052
	Broward County FL School District COP	5.000%	7/1/23	450	491
	Broward County FL School District COP	5.000%	7/1/24	400	454
	Broward County FL School District COP	5.000%	7/1/24	6,765	7,679
	Broward County FL School District COP	5.000%	7/1/25	12,730	14,940
	Broward County FL School District COP	5.000%	7/1/25	400	469
	Broward County FL School District COP	5.000%	7/1/26	475	576
	Broward County FL School District COP	5.000%	7/1/27	1,105	1,378
	Broward County FL School District COP	5.000%	7/1/27	175	182
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/28	2,000	2,380
[5]	Cape Coral FL Water & Sewer Revenue	2.125%	9/1/22	1,065	1,084
[5]	Cape Coral FL Water & Sewer Revenue	2.250%	9/1/23	1,000	1,043
[5]	Cape Coral FL Water & Sewer Revenue	2.500%	9/1/24	1,375	1,470
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/23	955	1,053
	Cape Coral FL Water & Sewer Water Revenue	5.000%	10/1/24	1,135	1,302
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/25	600	697

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Capital Projects Finance Authority College & University Revenue (Florida University Project)	5.000%	10/1/27	2,885	3,530
	Capital Trust Agency Inc. Charter School Aid Revenue	4.000%	12/15/24	385	408
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/24	445	507
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	3,650	4,470
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	8,500	10,721
[5]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,750	11,337
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	30,260	30,744
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/22	5,490	5,712
	Citizens Property Insurance Inc. Miscellaneous Revenue	5.000%	6/1/25	11,350	13,147
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/23	405	447
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/24	370	425
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/25	1,300	1,545
	Clay County FL Sales Surtax Sales Tax Revenue	5.000%	10/1/26	1,185	1,451
	Coral Gables FL Miscellaneous Revenue	5.000%	4/1/25	1,060	1,241
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/24	210	235
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/25	400	463
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/26	110	131
	Davie FL College & University Revenue (Nova Southeastern University Project)	5.000%	4/1/27	385	471
	Duval County Public Schools COP	5.000%	7/1/22	1,030	1,075
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/21	240	241
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/22	325	342
	Escambia County School Board Sales Tax Revenue	5.000%	9/1/23	275	302
[7]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	975	1,027
[7]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/26	1,125	1,307
[7]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,185	1,412
[7]	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/28	745	908
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/22	200	209
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/23	100	109
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/24	375	426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/25	415	488
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/26	410	498
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue (Student Housing Project)	5.000%	7/1/27	360	449
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	4,849	5,529
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/27	1,040	1,273
	Florida Department of Management Services COP	5.000%	11/1/25	24,910	29,790
[7]	Florida Department of Management Services COP	5.000%	11/1/28	5,800	7,529
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/25	5,690	6,695
	Florida Department of Transportation Appropriations Revenue	5.000%	7/1/28	180	230
	Florida Department of Transportation Government Fund/Grant Revenue	5.000%	7/1/27	8,255	10,287
	Florida Department of Transportation Lease (Appropriation) Revenue	5.000%	7/1/27	1,800	2,254
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	5,170	6,123
	Florida Department of Transportation Turnpike System Highway Revenue	3.150%	7/1/27	10,760	11,904
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/23	75	79
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/24	200	217
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/25	200	221
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/26	200	225
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/27	145	166
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/27	285	326
[1]	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	6/30/28	200	231
	Florida Development Finance Corp. Charter School Aid Revenue	4.000%	7/1/28	150	174
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/24	215	235
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	4.000%	6/15/25	220	246
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/26	390	464
[1]	Florida Development Finance Corp. Charter School Aid Revenue (Mater Academy Project)	5.000%	6/15/27	390	476
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/22	450	464
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/24	500	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/26	285	340
	Florida Development Finance Corp. College & University Revenue	5.000%	4/1/27	300	367
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	3.000%	6/1/22	100	102
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/24	105	113
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	700	835
	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	6/1/26	110	122
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	616
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,145	1,445
[7]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,000	1,294
	Florida GO	5.000%	6/1/24	5,750	6,544
	Florida GO	5.000%	6/1/25	7,675	9,069
	Florida GO	4.000%	6/1/26	4,080	4,211
	Florida GO	5.000%	6/1/26	3,220	3,936
	Florida GO	5.000%	6/1/27	22,145	27,922
	Florida GO	4.000%	6/1/28	1,250	1,290
	Florida GO	5.000%	7/1/28	12,265	15,871
[5]	Florida Governmental Utility Authority Water Revenue	4.000%	10/1/21	375	377
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/22	575	607
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/23	300	331
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	700	805
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/24	1,160	1,330
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	775	922
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/25	750	891
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	1,000	1,225
[5]	Florida Governmental Utility Authority Water Revenue	5.000%	10/1/26	775	950
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/24	500	556
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/25	230	265
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/26	285	340
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	5.000%	2/1/27	500	614
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/21	225	227
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/23	310	339
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/25	975	1,141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	4/1/26	515	614
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/26	1,750	2,108
	Florida Higher Educational Facilities Financial Authority College & University Revenue	5.000%	10/1/27	970	1,197
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Educational Facilities-Ringling College Project)	5.000%	3/1/27	340	410
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	4.000%	3/1/22	115	117
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/23	185	198
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/24	115	127
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/25	250	286
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/26	275	323
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/26	1,415	1,632
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/27	1,485	1,747
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Saint Leo University Project)	5.000%	3/1/28	1,555	1,863
	Florida Higher Educational Facilities Financial Authority College & University Revenue, Prere.	5.000%	4/1/22	7,000	7,227
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.500%	7/1/51	2,745	3,046
[7]	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/25	2,680	3,176
	Florida Lottery Revenue	4.000%	7/1/25	5,045	5,221
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	7,265	7,321
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/21	1,015	1,023
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	8,520	8,993
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	1,750	1,847
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/23	9,000	9,940
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/25	4,260	5,068
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/26	5,815	7,138
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	2,385	2,924
	Florida Municipal Power Agency Electric Power & Light Revenue (St. Lucie Project)	5.000%	10/1/26	4,290	4,529
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,705	3,325
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/26	2,600	3,183

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	2,350	2,974
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/27	1,485	1,870
[5]	Fort Myers FL Utility System Water Revenue	5.000%	10/1/28	1,750	2,259
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/23	2,680	2,958
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/24	3,035	3,487
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.030%	8/2/21	28,830	28,830
	Gainesville FL Utilities System Multiple Utility Revenue VRDO	0.020%	8/4/21	36,500	36,500
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	575	608
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	940	1,082
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,125	1,169
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	775	842
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,115	1,260
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,895	2,218
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	2,685	3,139
	Halifax Hospital Medical Center Health, Hospital, Nursing Home Revenue	3.375%	6/1/31	815	892
	Hernando County FL Water Revenue	4.000%	6/1/24	625	693
	Hernando County FL Water Revenue	4.000%	6/1/25	575	656
	Hernando County FL Water Revenue	5.000%	6/1/26	1,015	1,236
	Hernando County FL Water Revenue	5.000%	6/1/27	1,500	1,881
	Hernando County FL Water Revenue	5.000%	6/1/28	1,815	2,335
[5]	Hernando County School District COP	5.000%	7/1/25	1,250	1,466
[3]	Herons Glen Recreation District	2.500%	5/1/23	230	237
[3]	Herons Glen Recreation District	2.500%	5/1/25	175	185
[3]	Herons Glen Recreation District	2.500%	5/1/26	200	213
[3]	Herons Glen Recreation District	2.500%	5/1/27	250	267
	Highlands County Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	22,500	22,500
[1,2]	Hillsborough County Aviation Authority Port, Airport & Marina Revenue (Tampa International Airport) TOB VRDO	0.040%	8/5/21	8,000	8,000
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/21	8,855	8,960
	Hillsborough County FL Community Investment Tax Sales Tax Revenue	5.000%	11/1/25	2,270	2,690
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/24	625	715
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/25	1,350	1,602
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/26	4,150	5,082
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/27	4,355	5,494
	Hillsborough County FL Miscellaneous Revenue	5.000%	8/1/28	4,575	5,925
[1,2]	Hillsborough County FL Utility Refunding Water Revenue TOB VRDO	0.090%	8/5/21	10,185	10,185
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	2,000	2,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Hillsborough County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	20,645	20,645
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/22	9,700	10,128
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/23	8,700	9,496
	Hillsborough County School Board COP	5.000%	7/1/22	815	851
	Hillsborough County School Board COP	5.000%	7/1/23	915	999
	Hillsborough County School Board COP	5.000%	7/1/24	975	1,105
	Hillsborough County School Board COP	5.000%	7/1/28	40	48
	Hillsborough County School Board COP (Master Lease Program)	5.000%	7/1/28	1,675	2,091
[5]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/21	1,835	1,849
[5]	Hillsborough County School Board Sales Tax Revenue	5.000%	10/1/22	1,720	1,815
	Hollywood Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	2,944
	Jacksonville FL Appropriations Revenue	5.000%	10/1/22	250	264
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	735	744
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	770	816
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,690	1,849
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,645	1,815
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,750	2,007
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,665	1,976
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,224
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,545	1,943
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,705	3,371
	Jacksonville FL Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	23,250	23,250
[1,2]	Jacksonville FL Housing Finance Authority Multi-Family Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	17,500	17,500
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	1,975	1,991
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/21	760	766
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,660	1,755
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/22	1,055	1,116
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/24	115	132
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,635	1,726
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	1,120	1,374
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	2,740	3,360
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/26	8,240	10,106
	Jacksonville FL Miscellaneous Revenue	5.250%	10/1/27	300	332
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	3,010	3,034
	Jacksonville FL Miscellaneous Revenue, Prere.	5.000%	10/1/21	2,935	2,958
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	1,260	1,332
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/22	2,690	2,845
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/23	260	287
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	2,320	2,665

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	280	296
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/25	1,590	1,893
[5]	Jacksonville FL Sales Tax Revenue	5.000%	10/1/26	1,250	1,322
	Jacksonville FL Sales Tax Revenue	4.000%	10/1/27	4,495	5,151
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/27	1,500	1,585
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	8,425	8,902
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/21	250	252
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/22	100	106
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,500	1,888
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,405	1,768
[1,2]	JEA Electric System Electric Power & Light Revenue TOB VRDO	0.070%	8/5/21	4,365	4,365
	JEA Electric System Electric Power & Light Revenue VRDO	0.030%	8/2/21	14,330	14,330
	JEA Electric System Electric Power & Light Revenue VRDO	0.030%	8/4/21	15,300	15,300
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/24	4,000	4,602
	JEA Electric System Electric Power & Light Revenue, ETM	5.000%	10/1/25	27,220	32,469
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	1,430	1,511
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	515	557
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	1,710	1,848
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	2,280	2,464
	JEA Water & Sewer System Water Revenue	5.000%	10/1/23	1,500	1,660
	JEA Water & Sewer System Water Revenue	5.000%	10/1/24	2,750	3,169
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	2,500	2,986
	JEA Water & Sewer System Water Revenue	5.000%	10/1/25	4,130	4,933
	JEA Water & Sewer System Water Revenue	5.000%	10/1/27	430	546
	JEA Water & Sewer System Water Revenue	5.000%	10/1/28	470	612
	JEA Water & Sewer System Water Revenue VRDO	0.020%	8/4/21	11,995	11,995
	JEA Water & Sewer System Water Revenue, ETM	5.000%	10/1/22	1,485	1,569
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/22	200	211
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/24	300	345
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	380	450
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/25	105	121
	Key West Utility Board Electric Power & Light Revenue	5.000%	10/1/26	570	695
	Lake County FL Health, Hospital, Nursing Home Revenue	3.750%	8/15/27	1,750	1,769
	Lake County FL Health, Hospital, Nursing Home Revenue (Lakeside At Waterman Village Project)	3.375%	8/15/26	665	672
[5]	Lake County School Board COP	5.000%	6/1/24	200	225
	Lakeland FL Appropriations Revenue	4.000%	10/1/22	600	627
	Lakeland FL Appropriations Revenue	4.000%	10/1/23	295	319
	Lakeland FL Appropriations Revenue	4.000%	10/1/24	270	301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lakeland FL Appropriations Revenue	4.000%	10/1/25	300	344
	Lakeland FL Appropriations Revenue	5.000%	10/1/26	625	765
	Lakeland FL Appropriations Revenue	5.000%	10/1/27	400	502
	Lakeland FL Appropriations Revenue	5.000%	10/1/28	360	463
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/22	5,105	5,395
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	365	370
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	531
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,250	1,389
	Lakeland FL Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,945	2,324
	Lee County School Board COP	5.000%	8/1/21	2,005	2,005
	Lee County School Board COP	5.000%	8/1/26	540	657
	Lee County School Board COP	5.000%	8/1/27	6,545	8,174
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,500	4,073
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,025	1,232
	Lee Memorial Health System Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/26	21,000	24,737
	Manatee County FL Appropriations Revenue	5.000%	10/1/25	1,000	1,106
[5]	Manatee County School District Sales Tax Revenue	5.000%	10/1/21	1,050	1,058
[5]	Manatee County School District Sales Tax Revenue	5.000%	10/1/22	1,500	1,575
	Martin County FL School Board Corp. COP	5.000%	10/1/21	200	202
	Martin County FL School Board Corp. COP	5.000%	10/1/22	1,125	1,188
	Martin County FL School Board Corp. COP	5.000%	10/1/23	1,250	1,379
	Martin County FL School Board Corp. COP	5.000%	10/1/24	1,505	1,726
	Martin County FL School Board Corp. COP	5.000%	10/1/25	1,735	2,059
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	2,720	2,758
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	1,575	1,674
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	555
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/21	1,125	1,129
	Miami Beach FL Miscellaneous Taxes Revenue	4.000%	9/1/22	1,025	1,058
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/24	1,705	1,927
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/22	1,035	1,090
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/23	1,000	1,101
	Miami Beach FL Water & Sewer Revenue	5.000%	9/1/25	1,690	2,010
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/21	350	351
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/22	395	416
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/23	375	413
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/25	790	939
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	975	1,112

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami Beach Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	150	157
	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/24	1,590	1,776
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/22	895	944
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/23	935	1,028
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/24	885	1,011
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/25	2,065	2,430
	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/26	2,170	2,624
[3]	Miami FL Parking System Auto Parking Revenue	5.000%	10/1/27	1,275	1,588
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/22	1,115	1,135
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/24	2,460	2,725
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/25	2,590	2,975
[1,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/26	1,360	1,614
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/22	1,265	1,320
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	1,260	1,371
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	165	187
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	3,400	3,550
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	925	1,046
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	3,425	3,575
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	1,105	1,256
[3]	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	295	336
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	5,245	5,951
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	305	346
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,000	1,043
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/25	1,145	1,362
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	1,035	1,230
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	275	338
	Miami-Dade County FL GO	5.000%	7/1/28	2,070	2,518
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/22	1,155	1,192
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,270	2,472
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	2,180	2,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,285	1,359
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/25	810	917
	Miami-Dade County FL Rickenbacker Causeway Highway Revenue	5.000%	10/1/26	200	226
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/26	3,660	4,438
	Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/28	220	266
[2,9]	Miami-Dade County FL Special Obligation Revenue VRDO	0.020%	8/4/21	2,410	2,410
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	1,000	1,045
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	3,945	4,699
[1,2]	Miami-Dade County FL Water & Sewer Water Revenue TOB VRDO	0.090%	8/5/21	3,100	3,100
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,300	1,300
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,135	3,285
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	1,050	1,146
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	1,920	2,102
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/22	985	1,005
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/25	1,015	1,099
	Miami-Dade County IDA Resource Recovery Revenue PUT	0.450%	11/1/21	5,000	5,004
	Miami-Dade County School Board COP	5.000%	2/1/23	11,765	12,630
	Miami-Dade County School Board COP	5.000%	2/1/25	635	736
	Miami-Dade County School Board COP	5.000%	5/1/25	155	181
	Miami-Dade County School Board COP	5.000%	2/1/26	4,180	5,004
	Miami-Dade County School Board COP	5.000%	8/1/26	10,825	13,161
	Miami-Dade County School Board COP	5.000%	5/1/27	13,855	16,146
	Miami-Dade County School Board GO	5.000%	3/15/26	2,020	2,273
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.000%	10/1/23	435	476
[2]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue VRDO	0.020%	8/5/21	42,280	42,280
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21	500	504
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22	485	512
[5]	Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23	625	687
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,115	2,249
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	2,015	2,230
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/25	3,620	4,276
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/26	3,800	4,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/27	3,995	5,000
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/28	4,195	5,378
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/21	560	564
	Orange County Convention Center Miscellaneous Taxes Revenue	5.000%	10/1/25	4,610	5,470
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,031
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	7,000	7,389
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	9,860	10,865
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	567
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	6,000	6,877
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue Prere.	4.000%	4/1/22	1,000	1,026
	Orange County School Board COP	5.000%	8/1/28	1,000	1,286
	Orange County School Board COP, Prere.	5.000%	8/1/25	40	47
	Orlando FL Appropriations Revenue	5.000%	10/1/22	4,200	4,441
	Orlando FL Appropriations Revenue	5.000%	10/1/22	1,040	1,100
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/22	1,500	1,583
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/23	2,270	2,517
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/24	1,010	1,166
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/25	1,630	1,950
[5]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/26	1,475	1,823
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	15,750	16,076
[5]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	1,260	1,377
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/21	150	151
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/22	165	174
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/23	200	220
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/24	170	194
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/25	200	192
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/25	275	326
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/26	340	320
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/26	500	611
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/27	800	737
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/27	600	754
[5]	Palm Bay FL GO	5.000%	7/1/22	870	909
[5]	Palm Bay FL GO	5.000%	7/1/23	915	1,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Palm Bay FL GO	5.000%	7/1/24	1,920	2,185
[5]	Palm Bay FL GO	5.000%	7/1/25	2,015	2,379
	Palm Beach County FL Appropriations Revenue, Prere.	5.000%	6/1/22	1,000	1,041
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,635	5,842
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	548
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	2.625%	6/1/25	1,640	1,693
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	350	414
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	675	782
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	455	556
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	1,330	1,345
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	12/1/21	1,165	1,184
	Palm Beach County School District COP	5.000%	8/1/21	1,705	1,705
	Palm Beach County School District COP	5.000%	8/1/21	1,845	1,845
	Palm Beach County School District COP	5.000%	8/1/22	2,000	2,098
	Palm Beach County School District COP	5.000%	8/1/22	750	787
	Palm Beach County School District COP	5.000%	8/1/23	1,885	2,066
	Palm Beach County School District COP	5.000%	8/1/23	1,500	1,644
	Palm Beach County School District COP	5.000%	8/1/23	2,025	2,220
	Palm Beach County School District COP	5.000%	8/1/24	13,680	15,623
	Palm Beach County School District COP	5.000%	8/1/24	1,600	1,827
	Palm Beach County School District COP	5.000%	8/1/25	2,050	2,425
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/25	1,730	2,027
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/26	1,020	1,197
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/27	1,000	1,263
	Pasco County FL Second Local Option Fuel Sales Tax Revenue	5.000%	10/1/28	1,590	2,060
[3]	Pasco County School Board COP	5.000%	8/1/23	145	159
[3]	Pasco County School Board COP	5.000%	8/1/24	200	228
	Pasco County School Board COP	5.000%	8/1/25	1,900	2,240
[3]	Pasco County School Board COP	5.000%	8/1/25	250	295
[5]	Pasco County School Board COP	5.000%	8/1/27	375	473
	Pasco County School Board COP	5.000%	8/1/28	1,500	1,927
[4]	Pasco County School Board COP, SIFMA Municipal Swap Index Yield + 0.750%	0.770%	8/5/21	7,575	7,575
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/22	275	287
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/23	325	355
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/24	260	296
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/25	450	530
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/26	650	790
	Pinellas County School Board COP (Master Lease Program)	5.000%	7/1/27	1,000	1,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Polk County School District COP	5.000%	1/1/22	200	204
	Polk County School District COP	5.000%	1/1/24	1,000	1,108
	Polk County School District COP	5.000%	1/1/25	5,700	6,550
	Polk County School District COP	5.000%	1/1/26	2,510	2,980
	Polk County School District COP	5.000%	1/1/27	2,765	3,377
	Port St. Lucie FL	1.750%	7/1/22	1,265	1,283
	Port St. Lucie FL	2.000%	7/1/23	2,245	2,312
	Port St. Lucie FL	2.000%	7/1/24	1,580	1,651
	Port St. Lucie FL GO	5.000%	7/1/30	1,315	1,432
	Port St. Lucie FL Utility System Water Revenue	4.000%	9/1/21	240	241
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/22	925	974
	Port St. Lucie FL Utility System Water Revenue	5.000%	9/1/23	580	638
	Reedy Creek Improvement District GO	5.000%	6/1/22	1,695	1,764
	Reedy Creek Improvement District GO	5.000%	6/1/23	1,250	1,361
	Reedy Creek Improvement District GO	5.000%	6/1/24	2,530	2,863
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/21	1,530	1,542
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/22	1,340	1,362
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/23	1,865	1,965
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/24	2,030	2,209
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Village of Isle Project)	5.000%	1/1/25	950	1,064
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/25	115	127
[1]	Seminole County IDA Charter School Aid Revenue	4.000%	6/15/26	150	168
	South Florida Water Management District COP	5.000%	10/1/21	1,765	1,779
	South Florida Water Management District COP	5.000%	10/1/22	2,100	2,218
	South Florida Water Management District COP	5.000%	10/1/23	3,080	3,403
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,250	1,252
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,120	1,176
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,200	2,412
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	4.000%	12/15/24	145	158
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/21	100	101
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/26	185	209
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/27	215	246
	St. Johns County IDA Health, Hospital, Nursing Home Revenue (Vicar'S Landing Project )	4.000%	12/15/28	200	231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sumter County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,665	1,880
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/23	1,535	1,678
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/25	1,775	2,088
	Sunshine Skyway Bridge Highway Revenue	5.000%	7/1/26	3,860	4,692
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	2,090	2,098
	Sunshine State Governmental Financing Commission Appropriations Revenue	5.000%	9/1/21	1,500	1,506
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/23	475	525
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/24	525	603
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/25	1,130	1,346
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,535	1,631
	Tallahassee FL Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	525	582
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,675	1,829
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/25	300	353
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/26	250	304
	Tampa FL Health, Hospital, Nursing Home Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/27	250	312
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	657
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,252
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,100	1,258
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,370
	Tohopekaliga Water Authority Water Revenue	4.000%	10/1/22	3,510	3,670
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/23	830	914
	Volusia County Educational Facility Authority College & University Revenue	5.000%	6/1/24	700	788
[3]	Volusia County School Board COP	5.000%	8/1/21	525	525
[3]	Volusia County School Board COP	5.000%	8/1/22	840	881
	Volusia County School Board COP	5.000%	8/1/27	1,250	1,569
	Volusia County School Board COP	5.000%	8/1/28	2,750	3,538
					1,462,966
Georgia (2.2%)
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/22	375	391
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/24	575	651
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/26	635	767
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/27	665	823
	Albany-Dougherty Inner City Authority Lease (Appropriation) Revenue	5.000%	7/1/28	695	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Appling County Development Authority Electric Power & Light Revenue (Oglethorpe Power Corp. Hatch Project) PUT	1.500%	2/3/25	2,780	2,857
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/25	2,505	2,789
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/27	1,805	2,008
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/21	1,150	1,166
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/22	1,000	1,058
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/23	1,075	1,182
	Atlanta GA Tax Allocation Revenue (Atlantic Station Project)	5.000%	12/1/24	900	1,024
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/22	2,645	2,808
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/23	2,635	2,924
[1,2]	Atlanta GA Water Revenue TOB VRDO	0.050%	8/5/21	12,125	12,125
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/22	12,295	12,985
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/23	7,800	8,592
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/24	8,190	9,382
	Augusta GA Water & Sewer Water Revenue	5.000%	10/1/25	8,600	10,205
	Bartow County Development Authority Electric Power & Light Revenue (GA Power Co. Pilot Bowen Project) PUT	2.050%	11/19/21	2,650	2,664
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/22	500	521
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/23	635	694
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	660	750
	Bleckley County & Dodge County Joint Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/25	860	1,013
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/23	400	436
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/24	275	312
	Bulloch County Development Authority College & University Revenue	5.000%	7/1/26	795	964
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/23	100	109
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/24	70	80
	Bulloch County Development Authority College & University Revenue, ETM	5.000%	7/1/26	195	237
	Burke County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,600	1,608
	Burke County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	2,185	2,245
[1,2]	Burke County GA Development Authority Pollution Control Electric Power & Light Revenue TOB VRDO	0.080%	8/6/21	4,715	4,715
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/26	250	306

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	5.000%	7/1/27	400	505
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	420	511
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/26	210	255
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/28	250	320
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	3,400	3,400
[2]	Cobb County Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	11,900	11,900
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	525	542
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	500	540
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	210	227
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	715	804
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	1,025	1,197
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	455	531
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,950	2,353
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	785	947
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	450	559
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	475	590
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	500	516
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	400	432
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	562
	Columbia County GA Water & Sewerage Water Revenue	5.000%	6/1/26	855	1,043
	Columbus Medical Center Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	27,090	32,227
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/23	835	910
	Dahlonega Downtown Development Authority Local or Guaranteed Housing Revenue (North Georgia MAC LLC Project)	5.000%	7/1/24	860	976
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/22	200	205
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/23	250	268
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/24	200	224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/25	250	290
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/26	375	450
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/27	1,050	1,296
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	5.000%	3/1/28	1,000	1,266
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/23	1,015	1,089
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/24	1,000	1,119
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	5.000%	3/1/25	550	639
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,890	1,893
	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	6,685	7,016
	Douglas County GA GO	5.000%	4/1/22	800	826
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	1,285	1,560
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	2,250	2,501
[1,2]	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	6,080	6,080
	Fulton County Development Authority College & University Revenue	3.750%	6/1/24	600	617
	Fulton County Development Authority College & University Revenue	5.000%	6/1/24	540	611
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,720	2,093
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	405	418
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	345	372
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	500	562
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,335	1,372
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	1,990	2,104
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	2,185	2,371
[1]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue (Canterbury Court Project)	3.000%	4/1/24	925	933
	Gainesville & Hall County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,110	3,272
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,500	2,800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/22	560	575
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	537
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/26	1,250	1,503
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Inc. Project)	5.000%	2/15/27	1,250	1,549
	Gainesville School District GO	5.000%	11/1/27	565	718
[1,2]	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	3,750	3,750
	Georgia GO	5.000%	7/1/24	6,000	6,848
	Georgia GO	4.000%	12/1/24	320	349
	Georgia GO	5.000%	2/1/26	5,755	6,172
	Georgia Housing & Finance Authority Local or Guaranteed Housing Revenue	4.000%	6/1/44	710	739
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/24	1,230	1,369
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/25	3,830	4,423
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	680	813
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/26	3,765	4,499
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/22	1,385	1,467
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	10,075	10,273
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	545	556
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	1,770	1,805
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	430	459
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	450	480
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/23	2,705	2,887
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	840	935
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	830	924
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/24	1,485	1,653
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	930	1,073
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/25	505	583
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,710	2,038
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/26	1,325	1,579

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,150	1,412
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/27	1,000	1,228
Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/28	1,400	1,765
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/22	605	617
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/23	725	774
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/24	795	885
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/25	615	710
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/26	630	751
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/27	1,760	2,161
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Project)	5.000%	1/1/28	2,870	3,619
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/22	3,710	3,783
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/23	3,865	4,126
Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/25	2,450	2,828
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/23	175	186
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/24	250	277
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	365	420
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/25	425	491
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	600	710
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/26	890	1,060
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	660	803
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/27	550	675
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/22	9,300	9,483
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	2,980	3,181
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/23	4,800	5,124
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,750	4,174
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/24	3,180	3,539
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/26	160	184
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,525	1,537
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,060	1,120
Georgia Municipal Gas Authority Natural Gas Revenue (Gas Portfolio IV Project)	5.000%	10/1/22	4,825	5,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/22	660	687
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/23	540	588
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	575	653
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	2,500	2,841
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	540	637
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	2,750	3,242
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	4,040	4,928
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	4,760	5,983
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	2,130	2,749
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	5,525	7,130
[1,2]	Georgia State Road & Tollway Authority Highway Revenue TOB VRDO	0.090%	8/5/21	2,800	2,800
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,500	2,500
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,614
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,580	3,038
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	4.000%	4/1/22	375	384
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	370	399
	Griffin-Spalding County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	530	596
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,225	14,537
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/26	11,940	14,682
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/22	300	310
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/23	325	351
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/24	450	506
	LaGrange-Troup County Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/25	175	204
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/21	1,625	1,635
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/22	500	519
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/22	570	599
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/22	2,330	2,465

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/23	750	813
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/23	500	548
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/23	7,160	7,938
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/24	1,000	1,128
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/24	975	1,112
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/24	8,825	10,185
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/25	2,500	2,924
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/25	2,500	2,952
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	9/1/26	2,120	2,575
[2,10]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	115,855	124,164
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/23	500	540
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	42,515	47,297
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	62,585	72,553
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, 67% of 1M USD LIBOR + 0.830%	0.897%	12/1/23	29,000	29,228
[2,4]	Main Street Natural Gas Inc. Natural Gas Revenue PUT, SIFMA Municipal Swap Index Yield + 0.570%	0.590%	12/1/23	5,085	5,104
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	555	605
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	620	729
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/27	425	530
	Milledgeville & Baldwin County Development Authority Lease (Appropriation) Revenue	5.000%	6/15/28	530	678
	Monroe County Development Authority Electric Power & Light Revenue PUT	2.050%	11/19/21	1,625	1,634
	Monroe County Development Authority Electric Power & Light Revenue PUT	1.500%	2/3/25	3,750	3,854
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	3.000%	11/1/22	690	714
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/23	1,710	1,854
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/24	1,740	1,943
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	4.000%	11/1/25	400	459
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/26	805	987
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/27	800	1,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Municipal Electric Authority of Georgia Electric Power & Light Revenue (Combined Cycle Project)	5.000%	11/1/28	1,160	1,498
[2]	Paulding County GA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	21,000	21,000
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	12,350	14,691
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/22	300	317
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/24	400	459
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/26	625	763
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/27	530	664
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.250%	10/1/27	2,650	2,672
	Private Colleges & Universities Authority College & University Revenue (Mercer University Project)	5.000%	10/1/28	465	597
[4]	Private Colleges & Universities Authority College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	8/16/22	25,500	25,508
[7]	Richmond County Board of Education GO	5.000%	10/1/24	6,500	7,482
[7]	Richmond County Board of Education GO	5.000%	10/1/25	500	597
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/22	1,200	1,224
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/23	1,435	1,533
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/24	1,035	1,153
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	5.000%	1/1/25	350	405
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/26	4,930	5,795
	Rockdale County GA Water & Sewer Water Revenue	4.000%	7/1/27	3,000	3,611
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/21	1,550	1,550
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/22	1,000	1,047
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/23	1,080	1,181
	South Regional Joint Development Authority College & University Revenue	5.000%	8/1/24	1,490	1,696
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/23	325	359
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/24	300	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/25	600	715
	Valdosta & Lowndes County Hospital Authority Lease (Non-Terminable) Revenue RAN	5.000%	10/1/26	300	369
	White County Development Authority College & University Revenue	5.000%	10/1/29	1,000	1,073
					820,579
Guam (0.1%)
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/22	355	373
	Antonio B Won Pat International Airport Authority Port, Airport & Marina Revenue	5.000%	10/1/23	1,100	1,156
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	400	416
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	1,750	1,896
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/23	625	677
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	1,100	1,234
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	555	623
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/24	500	561
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	2,250	2,514
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	925	1,068
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/25	500	577
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/26	965	1,146
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	4,530	4,979
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/27	350	431
	Guam Income Tax Revenue	5.000%	12/1/26	750	910
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/22	990	1,009
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	2,185	2,316
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/23	4,300	4,384
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/23	1,835	2,027
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/25	3,425	3,492
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/26	1,500	1,766
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/27	1,435	1,463
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/21	1,700	1,723
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/23	1,000	1,095
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/24	2,145	2,427
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,000	1,125
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	1,480	1,718
[5]	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	2,540	2,670
					45,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii (0.6%)
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	2/25/22	3,770	3,770
[4]	Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	2/25/22	1,945	1,945
	Hawaii GO	5.000%	8/1/21	7,630	7,630
	Hawaii GO	5.000%	8/1/21	7,260	7,260
	Hawaii GO	5.000%	1/1/24	2,870	3,206
	Hawaii GO	5.000%	4/1/24	13,610	15,361
	Hawaii GO	4.000%	5/1/24	3,985	4,404
	Hawaii GO	5.000%	5/1/24	13,040	14,768
	Hawaii GO	5.000%	8/1/24	7,445	8,166
	Hawaii GO	5.000%	10/1/24	6,580	7,576
	Hawaii GO	5.000%	8/1/25	2,235	2,449
	Hawaii GO	5.000%	1/1/26	3,355	4,033
	Hawaii GO	5.000%	8/1/28	7,000	7,661
	Hawaii GO	5.000%	8/1/29	6,000	6,562
	Hawaii GO, Prere.	5.000%	8/1/23	1,275	1,398
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/27	1,250	1,550
	Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/28	1,000	1,275
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	5,975	6,499
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,210
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	9,225	10,031
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	8,470	9,202
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	6,970	7,569
	Honolulu HI City & County (Honolulu Rail Transit Project) GO PUT	5.000%	9/1/23	4,170	4,524
[7]	Honolulu HI City & County GO	5.000%	11/1/23	1,625	1,713
	Honolulu HI City & County GO	5.000%	9/1/24	2,940	3,374
[7]	Honolulu HI City & County GO	5.000%	11/1/24	1,875	2,053
[7]	Honolulu HI City & County GO	4.000%	7/1/25	505	577
[7]	Honolulu HI City & County GO	5.000%	7/1/25	275	325
	Honolulu HI City & County GO	5.000%	9/1/25	1,815	2,157
[7]	Honolulu HI City & County GO	5.000%	11/1/25	1,950	2,209
[7]	Honolulu HI City & County GO	5.000%	3/1/26	500	604
[7]	Honolulu HI City & County GO	4.000%	7/1/26	290	340
	Honolulu HI City & County GO	5.000%	7/1/26	1,760	2,148
[7]	Honolulu HI City & County GO	5.000%	7/1/26	500	610
[7]	Honolulu HI City & County GO	5.000%	11/1/26	2,450	2,859
[7]	Honolulu HI City & County GO	5.000%	3/1/27	19,210	23,920
[7]	Honolulu HI City & County GO	4.000%	7/1/27	1,350	1,619
	Honolulu HI City & County GO	5.000%	7/1/27	1,790	2,251
[7]	Honolulu HI City & County GO	5.000%	7/1/27	1,000	1,257
	Honolulu HI City & County GO	5.000%	9/1/27	155	196
[7]	Honolulu HI City & County GO	5.000%	11/1/27	2,610	3,123
[7]	Honolulu HI City & County GO	5.000%	3/1/28	5,000	6,400
[7]	Honolulu HI City & County GO	4.000%	7/1/28	1,405	1,719
[7]	Honolulu HI City & County GO	5.000%	7/1/28	1,000	1,291
[7]	Honolulu HI City & County GO	5.000%	11/1/28	3,000	3,679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Honolulu HI City & County GO	5.000%	3/1/29	15,000	19,675
[7]	Honolulu HI City & County GO	5.000%	11/1/29	2,500	3,133
	Honolulu HI City & County GO, Prere.	5.000%	8/1/21	3,150	3,150
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/25	1,615	1,848
	Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/26	1,000	1,172
	Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.000%	7/1/22	1,500	1,554
					241,005
Idaho (0.1%)
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/22	525	548
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/23	675	730
	Canyon County School District No. 139 Vallivue GO	4.000%	9/15/24	650	726
	Canyon County School District No. 139 Vallivue GO	5.000%	9/15/25	650	773
[7]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	0.100%	11/1/21	12,000	12,000
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,000	2,032
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,780	2,962
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	4,420	4,918
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/23	1,000	1,074
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/24	1,350	1,510
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/25	4,355	5,050
	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/27	900	1,109
[2]	Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	2,900	2,900
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/23	2,820	3,085
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/24	2,100	2,390
	Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/25	1,535	1,810
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/23	900	991
	Idaho State Building Authority Lease Revenue (Prison Facilities Project)	5.000%	9/1/24	850	974
	Kootenai County School District No. 271 Coeur d'Alene GO	5.000%	9/15/26	3,110	3,804
[3]	University of Idaho College & University Revenue	5.000%	4/1/24	160	180
[3]	University of Idaho College & University Revenue	5.000%	4/1/25	335	391
[3]	University of Idaho College & University Revenue	5.000%	4/1/26	555	669

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	University of Idaho College & University Revenue	5.000%	4/1/27	450	559
					51,185
Illinois (5.7%)
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/22	500	511
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/24	500	545
[5]	Bolingbrook IL Special Tax Revenue	4.000%	3/1/25	555	621
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/23	200	199
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/24	195	192
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/25	240	234
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/25	665	753
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/26	400	385
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/26	710	823
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/27	380	360
[8]	Chicago Board of Education GO	0.000%	12/1/21	905	904
	Chicago Board of Education GO	5.000%	12/1/21	3,395	3,446
	Chicago Board of Education GO	5.000%	12/1/21	13,860	14,070
	Chicago Board of Education GO	5.000%	12/1/21	2,500	2,538
	Chicago Board of Education GO	5.000%	12/1/21	400	406
[8]	Chicago Board of Education GO	0.000%	12/1/22	535	531
[11,12]	Chicago Board of Education GO	0.000%	12/1/22	3,855	3,840
	Chicago Board of Education GO	5.000%	12/1/22	3,000	3,181
	Chicago Board of Education GO	5.000%	12/1/22	535	567
	Chicago Board of Education GO	5.000%	12/1/22	7,000	7,422
	Chicago Board of Education GO	5.000%	12/1/22	2,415	2,560
	Chicago Board of Education GO	5.000%	12/1/22	790	838
	Chicago Board of Education GO	5.000%	12/1/22	500	530
[8]	Chicago Board of Education GO	0.000%	12/1/23	4,500	4,432
	Chicago Board of Education GO	5.000%	12/1/23	2,950	3,254
	Chicago Board of Education GO	5.000%	12/1/23	9,590	10,579
	Chicago Board of Education GO	5.000%	12/1/23	835	921
	Chicago Board of Education GO	5.000%	12/1/23	1,085	1,197
[9]	Chicago Board of Education GO	5.500%	12/1/23	470	521
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,720	1,674
[8]	Chicago Board of Education GO	0.000%	12/1/24	1,670	1,625
	Chicago Board of Education GO	5.000%	12/1/24	1,000	1,144
	Chicago Board of Education GO	5.000%	12/1/24	3,055	3,494
	Chicago Board of Education GO	5.000%	12/1/24	10,000	11,436
[5]	Chicago Board of Education GO	5.000%	12/1/24	5,800	6,647
	Chicago Board of Education GO	5.000%	12/1/24	9,500	10,864
	Chicago Board of Education GO	5.000%	12/1/24	1,150	1,315
[8]	Chicago Board of Education GO	0.000%	12/1/25	2,750	2,633
[8]	Chicago Board of Education GO	0.000%	12/1/25	3,235	3,098
[5]	Chicago Board of Education GO	5.000%	12/1/25	4,500	5,337
	Chicago Board of Education GO	5.000%	12/1/25	2,500	2,951
[9]	Chicago Board of Education GO	5.500%	12/1/25	190	226
	Chicago Board of Education GO	0.000%	12/1/26	14,705	13,714
[8]	Chicago Board of Education GO	0.000%	12/1/26	715	672
[8,12]	Chicago Board of Education GO	0.000%	12/1/26	95	89
	Chicago Board of Education GO	5.000%	12/1/26	2,945	3,578
	Chicago Board of Education GO	5.000%	12/1/26	2,125	2,582
	Chicago Board of Education GO	5.000%	12/1/26	2,195	2,667

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Board of Education GO	5.000%	12/1/26	1,450	1,762
[12,13]	Chicago Board of Education GO	5.500%	12/1/26	525	621
	Chicago Board of Education GO	7.000%	12/1/26	10,000	12,718
[8]	Chicago Board of Education GO	0.000%	12/1/27	205	189
	Chicago Board of Education GO	4.000%	12/1/27	5,125	6,068
	Chicago Board of Education GO	5.000%	12/1/27	1,635	2,036
[5]	Chicago Board of Education GO	5.000%	12/1/27	100	124
[8]	Chicago Board of Education GO	0.000%	12/1/28	380	341
[8,12]	Chicago Board of Education GO	0.000%	12/1/28	13,800	12,377
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	1,710	1,809
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,450	1,595
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	4,320	4,915
	Chicago IL GO	0.000%	1/1/22	1,350	1,343
	Chicago IL GO	5.000%	1/1/22	5,295	5,385
	Chicago IL GO	5.000%	1/1/22	275	280
	Chicago IL GO	4.000%	1/1/23	100	101
	Chicago IL GO	5.000%	1/1/23	12,860	13,675
	Chicago IL GO	5.000%	1/1/23	250	266
	Chicago IL GO	5.000%	1/1/23	770	819
[8]	Chicago IL GO	0.000%	1/1/24	1,000	971
	Chicago IL GO	5.000%	1/1/24	5,675	6,279
	Chicago IL GO	5.000%	1/1/24	500	553
	Chicago IL GO	5.000%	1/1/24	2,450	2,495
	Chicago IL GO	5.000%	1/1/24	300	332
	Chicago IL GO	5.000%	1/1/25	12,420	14,239
	Chicago IL GO	5.000%	1/1/25	3,100	3,554
	Chicago IL GO	5.000%	1/1/25	450	458
	Chicago IL GO	0.000%	1/1/26	300	276
[8]	Chicago IL GO	0.000%	1/1/26	235	220
	Chicago IL GO	5.000%	1/1/26	160	183
	Chicago IL GO	5.000%	1/1/26	200	237
	Chicago IL GO	5.000%	1/1/26	8,300	9,818
	Chicago IL GO	5.000%	1/1/26	2,000	2,035
	Chicago IL GO	5.000%	1/1/26	425	469
	Chicago IL GO	5.000%	1/1/26	2,750	3,148
	Chicago IL GO	5.000%	1/1/27	7,625	9,278
	Chicago IL GO	5.125%	1/1/27	3,155	3,615
[8]	Chicago IL GO	0.000%	1/1/28	100	89
	Chicago IL GO	5.250%	1/1/28	1,000	1,106
	Chicago IL GO, ETM	5.000%	1/1/23	5,640	6,024
	Chicago IL Motor Fuel Sales Tax Revenue	5.000%	1/1/26	500	532
	Chicago IL Motor Fuel Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,580	1,677
[1,2]	Chicago IL Transit Authority Sales Tax Receipts Sales Tax Revenue TOB VRDO	0.140%	8/5/21	36,295	36,295
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/22	2,815	2,871
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,350	2,510
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	1,310	1,399
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/23	2,300	2,456
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,850	2,061

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	1,125	1,249
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/24	2,700	2,998
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,090	1,216
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	4,870	5,614
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	1,000	1,153
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/25	3,550	4,092
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,270	1,416
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/26	1,020	1,213
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	2,500	3,049
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/27	300	334
Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/30	2,250	2,293
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	695	737
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	1,540	1,632
Chicago IL Waterworks Water Revenue	5.000%	11/1/22	500	530
Chicago IL Waterworks Water Revenue	5.000%	11/1/23	2,900	3,199
Chicago IL Waterworks Water Revenue	5.000%	11/1/24	1,725	1,977
Chicago IL Waterworks Water Revenue	5.000%	11/1/24	3,100	3,552
Chicago IL Waterworks Water Revenue	5.000%	11/1/25	2,050	2,431
Chicago IL Waterworks Water Revenue	5.000%	11/1/25	12,505	14,827
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	1,015	1,073
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	2,315	2,823
Chicago IL Waterworks Water Revenue	5.000%	11/1/26	14,865	18,130
Chicago IL Waterworks Water Revenue	5.000%	11/1/29	750	791
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/21	2,090	2,098
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/23	2,525	2,785
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/25	1,000	1,148
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/26	845	969
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/30	120	136
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	350	357
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	500	534
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	905	965
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	8,000	8,906
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,065	1,184
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	2,145	2,188
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	800	816
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/22	1,440	1,469

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	900	962
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	7,000	7,481
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,100	1,176
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,195	1,277
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,160	1,240
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	1,930	2,063
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/23	2,270	2,426
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,540	2,835
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,470	1,641
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,650	2,830
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	4,660	5,202
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,755	1,959
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	2,385	2,662
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	750	870
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,850	1,975
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	830	963
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	249
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,110	1,286
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,160	1,393
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	345	414
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	210	224
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	200	214
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	110	131
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	135	161
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	145	179
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/27	170	212
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	355	410
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	125	149
Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/26	1,250	1,501
Chicago O'Hare International Airport Port, Airport & Marina Revenue (P3 Project)	5.000%	1/1/28	2,720	3,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	9,700	9,897
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	1,325	1,352
	Chicago Park District GO	5.000%	1/1/22	125	127
	Chicago Park District GO	5.000%	1/1/22	400	408
	Chicago Park District GO	5.000%	1/1/22	1,000	1,019
	Chicago Park District GO	5.000%	1/1/23	790	805
	Chicago Park District GO	5.000%	1/1/23	500	533
	Chicago Park District GO	5.000%	1/1/23	400	426
	Chicago Park District GO	5.000%	1/1/23	1,265	1,348
	Chicago Park District GO	5.000%	1/1/24	550	610
	Chicago Park District GO	5.000%	11/15/24	680	779
	Chicago Park District GO	5.000%	1/1/25	625	718
	Chicago Park District GO	5.000%	1/1/25	315	347
	Chicago Park District GO	5.000%	1/1/25	300	332
[3]	Chicago Park District GO	5.000%	1/1/25	200	230
	Chicago Park District GO	5.000%	11/15/25	1,430	1,690
	Chicago Park District GO	5.000%	1/1/26	1,000	1,187
	Chicago Park District GO	5.000%	1/1/26	325	331
	Chicago Park District GO	5.000%	1/1/26	535	591
[3]	Chicago Park District GO	5.000%	1/1/26	550	654
	Chicago Park District GO	5.000%	11/15/26	1,500	1,826
	Chicago Park District GO	5.000%	1/1/27	925	1,093
[3]	Chicago Park District GO	5.000%	1/1/27	650	796
[3]	Chicago Park District GO	5.000%	1/1/28	1,000	1,257
	Chicago Park District GO	5.000%	1/1/29	1,350	1,481
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	3,260	3,390
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/22	2,500	2,600
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	9,205	10,007
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/23	5,000	5,436
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	5,065	5,748
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/24	1,250	1,419
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	2,625	3,093
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	4,415	5,202
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/25	1,500	1,767
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	3,850	4,671
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/26	2,500	3,033
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	2,750	3,424
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/27	1,500	1,868
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,750	2,236
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	4,750	6,068
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/29	2,250	2,940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.000%	12/1/21	9,820	9,980
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,280	1,302
	Cook County Community Consolidated School District No. 62 Des Plaines GO	5.000%	12/1/23	3,810	4,223
	Cook County IL GO	3.000%	11/15/21	335	338
	Cook County IL GO	5.000%	11/15/21	500	507
	Cook County IL GO	5.000%	11/15/22	280	298
	Cook County IL GO	5.000%	11/15/22	4,780	5,081
	Cook County IL GO	5.000%	11/15/23	1,350	1,497
	Cook County IL GO	5.000%	11/15/24	1,475	1,700
	Cook County IL GO	5.250%	11/15/24	5,000	5,072
	Cook County IL GO	5.000%	11/15/25	1,195	1,426
	Cook County IL GO	5.250%	11/15/25	4,500	4,565
	Cook County IL GO	5.000%	11/15/26	3,900	4,817
	Cook County IL GO	5.000%	11/15/27	2,000	2,525
	Cook County IL GO	5.000%	11/15/28	2,220	2,872
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/22	250	266
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/23	250	278
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/24	250	289
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/25	250	299
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/26	500	616
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/27	1,000	1,266
[5]	Cook County School District No. 87 Berkeley GO	5.000%	12/1/28	1,250	1,618
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/21	2,575	2,608
	DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland GO	4.000%	12/1/22	2,680	2,817
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/27	1,300	1,537
	DuPage & Cook Counties Community Unit School District No. 205 Elmhurst GO	4.000%	1/1/28	600	723
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/27	3,530	4,382
	DuPage & Cook Counties Township High School District No. 86 Hinsdale GO	5.000%	1/15/28	3,795	4,844
	Elk Grove Village IL GO	3.000%	1/1/23	500	520
	Elk Grove Village IL GO	3.000%	1/1/24	550	583
	Elk Grove Village IL GO	3.000%	1/1/25	560	606
	Illinois Development Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.450%	3/3/26	2,000	2,139
[2]	Illinois Development Finance Authority Miscellaneous Revenue (Lyric Opera of Chicago Project) VRDO	0.020%	8/4/21	35,300	35,300
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.020%	8/2/21	14,950	14,950
	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.020%	8/4/21	20,000	20,000
[2]	Illinois Educational Facilities Authority College & University Revenue TOB VRDO	0.020%	8/5/21	18,565	18,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Illinois Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.020%	8/4/21	7,000	7,000
	Illinois Finance Authority College & University Revenue	5.000%	9/1/21	240	241
	Illinois Finance Authority College & University Revenue	5.000%	10/1/21	380	383
	Illinois Finance Authority College & University Revenue	4.000%	2/15/22	1,345	1,369
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	400	438
	Illinois Finance Authority College & University Revenue	5.000%	9/1/23	1,175	1,282
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,000	1,008
	Illinois Finance Authority College & University Revenue	5.000%	10/1/23	1,725	1,903
	Illinois Finance Authority College & University Revenue	4.000%	2/15/24	1,675	1,802
	Illinois Finance Authority College & University Revenue	5.000%	9/1/24	1,235	1,396
	Illinois Finance Authority College & University Revenue	5.000%	10/1/24	250	286
	Illinois Finance Authority College & University Revenue	5.000%	2/15/25	875	993
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	760	892
	Illinois Finance Authority College & University Revenue	5.000%	9/1/25	1,295	1,509
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	100	118
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	275	318
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	6,500	7,733
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	300	363
	Illinois Finance Authority College & University Revenue	5.000%	9/1/26	680	816
	Illinois Finance Authority College & University Revenue	5.000%	10/1/26	225	275
	Illinois Finance Authority College & University Revenue	5.000%	9/1/27	500	621
	Illinois Finance Authority College & University Revenue	5.000%	10/1/27	315	382
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	550	680
	Illinois Finance Authority College & University Revenue	5.000%	10/1/28	3,000	3,892
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	2,000	2,000
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	5,510	5,519
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	500	501
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	975	979
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,100	1,115
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,000	1,014

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	350	357
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	2/15/22	135	137
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	4,000	4,106
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	900	925
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	1,600	1,654
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	3.250%	5/15/22	285	290
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,605	2,703
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	875	908
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,380	2,486
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	1,250	1,309
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,000	1,049
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,000	1,048
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,250	1,314
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	700	735
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	375	394
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,585	1,682
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	1,000	1,062
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,380	5,718
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	500	534
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	5,000	5,378
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,075
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,400	1,510
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	600	651
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,000	1,095
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,100	1,210
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	750	824
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	500	549
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	125	137
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,500	2,768
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	640	712

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	2,410	2,702
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	800	897
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,650	1,865
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,395	1,590
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	3,220	3,673
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,655	1,895
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	500	573
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,500	2,922
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	595	692
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	3,350	3,893
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	7,570	8,874
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	4,500	5,319
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	750	891
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	125	147
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,185
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,730	2,058
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,400	2,877
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	1,000	1,199
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	4,315	5,224
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	655	804
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,785	2,191
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/26	1,000	1,002
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	250	302
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,220
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,020	1,246
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,738
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	580	716
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,310	2,913
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	600	745
Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,540	1,631

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/32	1,200	1,247
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/15/22	23,180	24,713
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/24	1,540	1,737
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/26	2,985	3,592
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.320%	2/25/22	5,705	5,705
[4]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	5/1/26	1,125	1,125
[1,2,5]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	4,480	4,480
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	5,315	5,315
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	1,700	1,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	2,700	2,700
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	22,755	22,755
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	25,200	25,200
[2]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	26,105	26,105
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/21	700	701
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,000	1,049
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/23	1,500	1,646
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,120	1,163
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/22	1,000	1,048
	Illinois Finance Authority Lease Revenue	4.000%	12/15/21	2,000	2,029
	Illinois Finance Authority Lease Revenue	4.000%	12/15/22	1,000	1,053
	Illinois Finance Authority Lease Revenue	5.000%	12/15/23	900	1,001
	Illinois Finance Authority Lease Revenue	5.000%	12/15/24	720	833
	Illinois Finance Authority Lease Revenue	5.000%	12/15/25	1,000	1,196
	Illinois GO	5.000%	8/1/21	2,475	2,475
	Illinois GO	5.000%	10/1/21	13,710	13,818
	Illinois GO	5.000%	10/1/21	7,940	8,003
	Illinois GO	5.000%	11/1/21	43,820	44,342
	Illinois GO	5.000%	12/1/21	8,375	8,509
	Illinois GO	5.000%	2/1/22	1,520	1,556
	Illinois GO	5.000%	2/1/22	2,200	2,253
	Illinois GO	4.000%	3/1/22	2,750	2,811
	Illinois GO	5.000%	4/1/22	3,400	3,508
	Illinois GO	5.000%	5/1/22	400	414
	Illinois GO	5.125%	5/1/22	4,750	4,925
	Illinois GO	5.000%	6/1/22	400	416
	Illinois GO	5.000%	7/1/22	4,440	4,634
	Illinois GO	5.000%	8/1/22	8,420	8,820
	Illinois GO	5.000%	10/1/22	4,250	4,485
	Illinois GO	5.000%	10/1/22	21,180	22,350
	Illinois GO	5.000%	11/1/22	8,200	8,685

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	11/1/22	34,315	36,343
	Illinois GO	5.000%	12/1/22	1,000	1,063
	Illinois GO	5.000%	1/1/23	19,200	20,481
	Illinois GO	4.000%	2/1/23	1,700	1,795
	Illinois GO	5.000%	2/1/23	7,000	7,493
	Illinois GO	4.000%	3/1/23	4,000	4,234
	Illinois GO	5.000%	3/1/23	600	616
	Illinois GO	5.000%	4/1/23	225	243
	Illinois GO	5.250%	5/1/23	1,500	1,629
	Illinois GO	5.000%	8/1/23	490	535
	Illinois GO	5.000%	10/1/23	10,000	11,001
	Illinois GO	5.000%	10/1/23	5,000	5,501
	Illinois GO	5.000%	11/1/23	35,370	39,042
	Illinois GO	5.000%	11/1/23	1,990	2,197
	Illinois GO	5.000%	2/1/24	780	869
	Illinois GO	5.000%	3/1/24	2,500	2,795
	Illinois GO	5.000%	4/1/24	315	353
	Illinois GO	4.000%	5/1/24	175	192
	Illinois GO	5.000%	5/1/24	375	422
	Illinois GO	5.500%	5/1/24	375	427
	Illinois GO	5.000%	6/1/24	2,500	2,822
	Illinois GO	5.000%	8/1/24	6,870	7,199
	Illinois GO	5.000%	10/1/24	265	303
	Illinois GO	5.000%	10/1/24	5,000	5,712
	Illinois GO	5.000%	11/1/24	24,575	28,155
	Illinois GO	5.000%	2/1/25	3,545	4,097
	Illinois GO	5.000%	3/1/25	2,750	3,187
	Illinois GO	5.000%	4/1/25	4,170	4,660
	Illinois GO	5.000%	5/1/25	280	314
	Illinois GO	5.000%	5/1/25	2,500	2,914
	Illinois GO	5.500%	5/1/25	3,000	3,552
	Illinois GO	6.000%	5/1/25	150	180
	Illinois GO	5.000%	8/1/25	3,295	3,451
	Illinois GO	5.000%	11/1/25	28,750	34,057
	Illinois GO	5.000%	1/1/26	3,580	4,263
	Illinois GO	5.000%	2/1/26	3,125	3,468
	Illinois GO	5.000%	2/1/26	3,000	3,581
[5]	Illinois GO	5.000%	3/1/26	1,125	1,156
	Illinois GO	5.000%	3/1/26	2,750	3,290
[5]	Illinois GO	5.000%	4/1/26	1,500	1,618
	Illinois GO	5.000%	5/1/26	6,550	7,336
	Illinois GO	5.500%	5/1/26	8,675	10,620
	Illinois GO	5.500%	7/1/26	750	821
	Illinois GO	5.000%	11/1/26	17,000	20,666
	Illinois GO	5.000%	11/1/26	2,750	3,343
	Illinois GO	5.000%	1/1/27	1,750	2,061
	Illinois GO	5.000%	1/1/27	370	377
	Illinois GO	5.000%	3/1/27	6,500	7,963
	Illinois GO	5.000%	4/1/27	2,000	2,234
	Illinois GO	5.000%	5/1/27	4,080	4,567
	Illinois GO	5.000%	11/1/27	3,935	4,889
	Illinois GO	5.000%	1/1/28	590	693
	Illinois GO	5.000%	1/1/28	5,715	5,830
	Illinois GO	4.000%	3/1/28	3,000	3,565
	Illinois GO	4.125%	3/1/28	315	322
	Illinois GO	5.000%	5/1/28	550	615
	Illinois GO	4.000%	1/1/29	215	218
	Illinois GO	4.000%	1/1/30	260	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Illinois GO TOB VRDO	0.134%	8/6/21	1,275	1,275
	Illinois Health Facilities Authority Health, Hospital, Nursing Home Revenue	1.375%	11/15/22	1,055	1,066
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	10/1/48	9,590	10,478
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.900%	10/1/21	3,000	3,008
[14]	Illinois Housing Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	1/1/23	2,875	2,888
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	3,200	3,430
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	11,110	12,861
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	15,370	18,190
	Illinois Sales Tax Revenue	5.000%	6/15/22	2,500	2,597
	Illinois Sales Tax Revenue	5.000%	6/15/22	80	83
	Illinois Sales Tax Revenue	4.000%	6/15/23	100	106
	Illinois Sales Tax Revenue	5.000%	6/15/23	8,805	9,536
	Illinois Sales Tax Revenue	5.000%	6/15/23	1,165	1,262
	Illinois Sales Tax Revenue	5.000%	6/15/23	510	552
[8]	Illinois Sales Tax Revenue	6.000%	6/15/23	485	532
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,340	1,451
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,850	2,081
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,880	2,115
[3]	Illinois Sales Tax Revenue	5.000%	6/15/24	4,600	5,183
	Illinois Sales Tax Revenue	5.000%	6/15/24	5,000	5,625
[8]	Illinois Sales Tax Revenue	6.000%	6/15/24	205	236
	Illinois Sales Tax Revenue	3.750%	6/15/25	170	170
	Illinois Sales Tax Revenue	5.000%	6/15/25	3,915	4,240
	Illinois Sales Tax Revenue	5.000%	6/15/25	8,825	10,273
	Illinois Sales Tax Revenue	5.000%	6/15/25	5,000	5,820
[3]	Illinois Sales Tax Revenue	5.000%	6/15/25	9,370	10,126
[8]	Illinois Sales Tax Revenue	6.000%	6/15/25	375	453
	Illinois Sales Tax Revenue	4.000%	6/15/26	505	508
	Illinois Sales Tax Revenue	5.000%	6/15/26	4,025	4,344
[8]	Illinois Sales Tax Revenue	6.000%	6/15/26	125	157
	Illinois Sales Tax Revenue	4.000%	6/15/27	1,065	1,221
[8]	Illinois Sales Tax Revenue	6.000%	6/15/27	2,940	3,814
	Illinois Sales Tax Revenue	4.000%	6/15/28	7,355	8,400
	Illinois Sales Tax Revenue	4.000%	6/15/29	4,390	4,990
	Illinois Sales Tax Revenue	5.000%	6/15/29	1,000	1,006
	Illinois Sales Tax Revenue	4.250%	6/15/30	475	477
	Illinois Sports Facilities Authority Appropriations Revenue	5.000%	6/15/28	2,000	2,473
[5]	Illinois Sports Facilities Authority Hotel Occupancy Tax Revenue	5.000%	6/15/27	3,990	4,445
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/22	1,905	1,897
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/23	8,945	8,850
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/24	13,510	13,235
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/25	1,130	1,092
[9]	Illinois Sports Facilities Authority Miscellaneous Taxes Revenue	0.000%	6/15/26	3,080	2,929
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	9,000	9,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	2,500	2,500
[1,2]	Illinois State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	6,930	6,930
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	15,000	15,243
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	8,905	9,488
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	3,755	4,015
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	2,000	2,227
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	9,510	11,005
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	6,100	7,059
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	14,930	17,883
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	17,170	20,567
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	1,150	1,378
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	20,635	25,496
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	190	211
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	110	130
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	585	743
[5]	Illinois State University College & University Revenue	5.000%	4/1/28	750	939
[5]	Illinois State University College & University Revenue	5.000%	4/1/28	785	983
	Kane & DeKalb Counties Community Unit School District No. 301 Burlington GO	0.000%	12/1/25	1,000	963
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/24	275	309
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/25	1,210	1,397
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/26	960	1,136
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/27	775	936
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/28	590	725
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	120	125
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/22	220	230
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	140	154
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/23	235	259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/24	240	274
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	170	200
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/25	350	412
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	220	266
[5]	Kane County School District No. 131 Aurora East Side GO	5.000%	12/1/26	410	496
[5]	Kane County School District No. 131 Aurora East Side GO	4.000%	12/1/27	215	256
[5]	Kendall County Forest Preserve District GO	5.000%	1/1/24	1,425	1,577
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/22	1,375	1,446
	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	10/1/23	550	601
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/25	2,500	2,871
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/26	3,605	4,252
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/27	2,000	2,424
[5]	Kendall Kane & Will Counties Community Unit School District No. 308 GO	5.000%	2/1/29	1,500	1,901
	Lake County Forest Preserve District GO	5.000%	12/15/27	4,015	5,108
	McLean & Woodford Counties Community Unit School District No. 5 Normal GO	4.000%	12/1/23	2,000	2,160
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	175	172
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/24	1,250	1,304
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	6,825	6,605
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	570	552
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	3.000%	6/15/25	1,250	1,330
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/25	1,000	1,185
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.750%	6/15/26	180	190
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/26	11,250	10,490
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/26	1,575	1,923
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	60	55
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/28	1,350	1,216
[5,12]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	2,000	2,422
[12,13]	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.500%	6/15/29	1,505	1,822
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/21	2,510	2,507
	Metropolitan Pier & Exposition Authority Sales Tax Revenue	5.000%	6/15/23	4,935	5,137
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/22	875	930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/26	33,210	34,572
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	5.000%	12/15/28	11,325	11,789
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	4,470	4,542
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/21	5,105	5,188
[5]	Mundelein IL GO	4.000%	12/15/21	500	507
[5]	Mundelein IL GO	4.000%	12/15/23	500	541
[5]	Mundelein IL GO	4.000%	12/15/25	500	571
[5]	Mundelein IL GO	4.000%	12/15/26	500	584
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/22	4,500	4,777
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/23	4,320	4,779
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/24	1,540	1,768
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/26	105	128
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/28	170	209
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/23	170	183
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/25	500	578
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/26	1,450	1,727
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	4/1/27	2,200	2,690
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	401
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/28	325	410
[3]	Northern Illinois University Local or Guaranteed Housing Revenue	5.000%	10/1/29	325	418
[3]	Peoria IL GO	4.000%	1/1/23	500	526
[3]	Peoria IL GO	4.000%	1/1/24	500	544
[3]	Peoria IL GO	4.000%	1/1/25	750	840
[3]	Peoria IL GO	4.000%	1/1/26	250	287
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	15,520	16,890
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	20,030	22,706
	Railsplitter Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/25	38,035	44,718
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.050%	8/5/21	11,550	11,550
[1,2]	Regional Transportation Authority Sales Tax Revenue TOB VRDO	0.050%	8/5/21	9,000	9,000
	Romeoville IL College & University Revenue	5.000%	10/1/26	105	119
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/21	615	619
	Romeoville IL College & University Revenue (Lewis University Project)	5.000%	10/1/23	1,155	1,258
	Romeoville IL GO	5.000%	12/30/25	3,315	3,975
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	1,750	2,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	7,555	9,009
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	7,500	9,217
[5]	Sangamon County School District No. 186 Springfield GO	4.000%	6/1/23	1,000	1,065
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/24	1,250	1,368
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/28	750	892
[3]	Southern Illinois University College & University Revenue	4.000%	4/1/29	400	481
	Southwestern Illinois Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,965	2,286
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/22	250	257
	Southwestern Illinois Development Authority Lease Revenue	4.000%	4/15/23	250	265
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/24	225	252
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/25	275	319
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/26	630	754
	Southwestern Illinois Development Authority Lease Revenue	5.000%	4/15/27	730	897
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/22	2,350	2,413
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/23	5,425	5,813
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/24	4,905	5,470
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/25	10,370	11,988
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/26	5,425	6,311
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/27	770	894
	University of Illinois College & University Revenue	5.000%	4/1/24	600	645
	University of Illinois College & University Revenue	5.000%	4/1/27	2,665	3,200
	University of Illinois College & University Revenue	5.000%	4/1/27	250	268
	University of Illinois COP	5.000%	8/15/21	5,000	5,008
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/22	855	883
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/23	900	973
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/24	945	1,065
	University of Illinois Local or Guaranteed Housing Revenue	5.000%	4/1/25	995	1,163
[3]	Western Illinois University College & University Revenue	4.000%	4/1/23	500	530
[3]	Western Illinois University College & University Revenue	4.000%	4/1/25	750	846
[5]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/24	2,820	2,769
[5]	Will County Community High School District No. 210 Lincoln-Way GO, ETM	0.000%	1/1/24	12,375	12,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Will County IL GO	4.000%	11/15/24	500	562
Will County IL GO	4.000%	11/15/25	330	382
Will County IL GO	5.000%	11/15/26	450	554
Will County IL GO	5.000%	11/15/27	1,045	1,323
Will County IL GO	5.000%	11/15/28	1,000	1,298
Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/22	1,450	1,446
Winnebago & Boone Counties School District No. 205 Rockford GO	0.000%	2/1/23	1,450	1,435
				2,159,640
Indiana (1.5%)
Avon Community School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,010	1,221
Ball State University College & University Revenue	5.000%	7/1/22	320	334
Ball State University College & University Revenue	5.000%	7/1/22	250	261
Ball State University College & University Revenue	5.000%	7/1/23	450	492
Ball State University College & University Revenue	5.000%	7/1/23	660	721
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	200	227
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	350	405
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	350	412
Brownsburg 1999 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	350	418
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,660	1,853
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,700	1,936
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,740	2,017
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	1,785	2,106
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,805	2,164
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	1,875	2,284
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,915	2,367
Carmel 2002 School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,970	2,469
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	1,860	2,145
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,900	2,218
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,935	2,284
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	1,975	2,357
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/28	2,015	2,428
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/28	2,055	2,499
Carmel Clay School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/29	2,095	2,570
Columbus Multi-High School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/28	100	128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/22	3,370	3,449
[3]	Evansville Redevelopment Authority Lease (Abatement) Revenue (Arena Project)	5.000%	2/1/23	3,535	3,779
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/26	745	852
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/26	760	880
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/27	775	903
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/27	790	929
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	6/15/28	805	950
[3]	Fort Wayne Redevelopment Authority Miscellaneous Revenue (Electric Works Project)	4.000%	12/15/28	410	487
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	950	1,032
	Franklin IN Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,340	1,615
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/23	1,655	1,799
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/24	1,250	1,393
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/24	1,500	1,705
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,055	1,219
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	2,355	2,722
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	2,030	2,387
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	2,080	2,481
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	2,130	2,580
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/24	110	108
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/25	100	98
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/25	450	438
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/26	370	358
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/26	370	355
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	1/15/27	320	305
	Indiana Bond Bank Indirect Ad Valorem Property Revenue (Hamilton Co. Projects)	0.000%	7/15/27	320	302
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/22	210	213
	Indiana Finance Authority College & University Revenue (Butler University Project)	3.000%	2/1/23	225	234

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/24	200	218
Indiana Finance Authority College & University Revenue (Butler University Project)	5.000%	2/1/24	365	407
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/25	275	309
Indiana Finance Authority College & University Revenue (Butler University Project)	4.000%	2/1/26	540	622
Indiana Finance Authority Electric Power & Light Revenue PUT	0.750%	4/1/26	1,500	1,504
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/21	250	251
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	2,380	2,389
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	557
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	500	506
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,620	2,662
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	2,500	2,540
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	250	263
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,550	1,644
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,055	1,119
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	2,250	2,397
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	7,050	7,509
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	700	768
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,020	2,237
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,135	1,257
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,275	1,413
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	3,750	4,173
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	5,250	5,842
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,015	1,148
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	480	498
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	3,275	3,775
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,905	2,196
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,320
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	3,645	4,221
Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,205	1,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	6,240	7,454
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	5,315	6,329
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,550	1,850
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.250%	7/1/25	7,250	7,725
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	0.700%	1/1/26	7,500	7,536
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.100%	11/1/26	2,700	2,857
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	25,225	25,225
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	3/1/22	750	771
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	7/1/22	3,000	3,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	7/1/22	3,000	3,019
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	7/1/22	11,125	11,195
	Indiana Finance Authority Lease Revenue (Lease Appropriation-Stadium Project) VRDO	0.040%	8/2/21	9,200	9,200
[4]	Indiana Finance Authority Revenue	0.010%	8/5/21	26,610	26,610
[1,2]	Indiana Finance Authority Revenue TOB VRDO	0.170%	8/5/21	19,205	19,205
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/21	1,680	1,693
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,000	1,057
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/22	1,555	1,644
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/23	750	829
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/24	500	575
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	1,075	1,283
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/25	750	893
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	5,390	6,647
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/26	1,750	2,151
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	4,000	5,067
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/27	1,500	1,896
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	3,500	4,535
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/28	1,500	1,942
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/21	380	383
	Indiana Finance Authority Water Revenue	5.000%	2/1/23	10,245	11,000
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	1.750%	11/2/21	31,435	31,564
	Indiana Health & Educational Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT, Prere.	1.750%	11/2/21	495	497
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,925	1,937
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	1,985	2,075
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	1,845	1,998
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	850	950
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	800	897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,050	1,207
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/25	1,100	1,268
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/26	235	277
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/26	525	620
	Indiana Health Facility Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	8,795	8,795
	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue	3.250%	7/1/49	2,760	2,999
[2]	Indiana Housing & Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.030%	8/2/21	8,845	8,845
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/26	1,125	1,370
	Indiana Ivy Tech Community College & University Revenue	5.000%	7/1/27	500	626
[8]	Indiana Transportation Finance Authority Highway Revenue	5.500%	12/1/22	16,640	17,843
	Indianapolis Department of Public Utilities Gas Utility Natural Gas Revenue	5.000%	8/15/24	3,480	3,976
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/25	1,570	1,867
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/22	850	884
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/23	1,000	1,087
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/24	500	558
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/24	1,125	1,266
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/25	625	697
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/25	1,875	2,180
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/26	875	974
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/26	1,800	2,154
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/27	1,750	1,949
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/27	7,900	9,686
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/28	1,875	2,088
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/28	6,745	8,439
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/29	7,855	9,993
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	9,000	10,057
[8]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/25	12,215	14,193
[1,2,5]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue TOB VRDO	0.090%	8/5/21	4,750	4,750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	3,040	3,413
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	6,190	7,043
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	5,660	6,496
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	6,765	7,856
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	550	600
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	415	460
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	805	933
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	315	371
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	360	431
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	235	286
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	300	369
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	335	417
	Lawrence Township School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/28	300	378
[3]	Mishawaka IN Waterworks Water Revenue	3.000%	1/1/25	490	533
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/26	1,020	1,176
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	7/1/26	1,015	1,185
[3]	Mishawaka IN Waterworks Water Revenue	4.000%	1/1/28	1,100	1,322
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/23	225	242
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/23	825	903
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/24	845	944
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/24	870	991
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/25	890	1,028
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	8/15/25	910	1,069
[3]	Mishawaka Redevelopment Authority Lease (Abatement) Revenue	5.000%	2/15/26	600	714
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	385	420
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	390	432
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	325	365
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	510	581
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	655	755
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	645	752
	MSD of Wash Township School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	930	1,106
	Purdue University College & University Revenue	5.000%	7/1/25	655	776

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Purdue University College & University Revenue	5.000%	7/1/26	500	613
Purdue University College & University Revenue VRDO	0.010%	8/4/21	8,375	8,375
Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	1,275	1,300
Richmond Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	850	907
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	380	401
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	215	231
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	305	333
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	300	333
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/25	275	309
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/25	550	627
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/26	420	485
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/26	1,065	1,246
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	1/15/27	1,510	1,785
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	4.000%	7/15/27	675	806
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/23	540	568
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/23	440	471
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	1/15/24	565	614
Vigo County Building Corp. Lease (Abatement) Revenue	4.000%	7/15/24	525	579
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/25	1,175	1,352
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/25	800	936
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/26	1,230	1,458
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/26	635	763
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	1/15/27	1,295	1,577
Vigo County Building Corp. Lease (Abatement) Revenue	5.000%	7/15/27	1,325	1,632
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/22	2,660	2,757
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/23	3,450	3,638
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/23	3,135	3,365
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/24	2,910	3,171
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	7/15/24	2,330	2,581
Wayne Township IN School Building Corp. IN Lease (Abatement) Revenue	4.000%	1/15/25	4,095	4,596
				553,360

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.3%)
Ankeny IA GO	5.000%	6/1/26	2,455	3,002
Ankeny IA GO	5.000%	6/1/27	2,645	3,328
Ankeny IA GO	5.000%	6/1/28	2,930	3,777
Des Moines IA GO	5.000%	6/1/24	6,335	7,197
Des Moines IA GO	5.000%	6/1/25	5,670	6,681
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,000	1,074
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,700	1,976
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	1,000	1,203
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	90	100
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/29	415	473
Iowa Finance Authority Health, Hospital, Nursing Home Revenue	2.875%	5/15/49	2,825	2,853
Iowa Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	1,000	1,091
Iowa Finance Authority Industrial Revenue	3.125%	12/1/22	5,605	5,723
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project)	5.250%	12/1/25	15,095	16,520
Iowa Finance Authority Industrial Revenue (IA Fertilizer Co. Project) PUT	5.250%	12/1/37	18,000	19,822
Iowa Finance Authority Local or Guaranteed Housing Revenue (Mortgage-Backed Securities Program)	3.250%	7/1/50	3,825	4,219
Iowa Finance Authority Water Revenue	5.000%	8/1/21	9,505	9,505
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/23	320	352
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/24	330	377
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/25	345	407
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/26	505	613
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/27	1,050	1,308
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	5.000%	10/1/28	370	471
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/21	400	405
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	4.000%	12/1/22	425	447
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	425	531
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,300	1,709
Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	0.375%	6/1/30	715	715
Xenia Rural Water District Water Revenue	5.000%	12/1/21	320	325
Xenia Rural Water District Water Revenue	5.000%	12/1/22	1,675	1,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Xenia Rural Water District Water Revenue	5.000%	12/1/23	450	496
	Xenia Rural Water District Water Revenue	5.000%	12/1/24	565	646
					99,121
Kansas (0.5%)
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/23	1,530	1,650
	Butler County Unified School District No. 385 Andover GO	4.000%	9/1/24	1,545	1,719
[1,8]	Coffeyville KS Electric System Electric Power & Light Revenue, Prere.	5.000%	6/1/25	1,600	1,863
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	500	524
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	595	651
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,080	1,222
	Hutchinson KS Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,100	1,282
	Johnson County KS GO, Prere.	4.000%	9/1/22	1,055	1,100
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	750	826
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/23	450	495
	Johnson County Unified School District No. 233 Olathe GO	5.000%	9/1/24	255	293
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/23	2,650	2,874
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/24	1,180	1,322
	Johnson County Unified School District No. 512 Shawnee Mission GO	4.000%	10/1/25	2,000	2,304
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	3,960	4,170
[4]	Kansas Department of Transportation Fuel Sales Tax Revenue, 70% of 1M USD LIBOR + 0.300%	0.370%	8/1/21	7,580	7,582
	Kansas Development Finance Authority Appropriations Revenue (State of Kansas Project)	5.000%	11/1/26	5,750	7,056
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/27	3,355	4,203
	Kansas Development Finance Authority College & University Revenue	5.000%	5/1/28	3,515	4,513
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/26	7,465	9,065
	Kansas Development Finance Authority College & University Revenue (University of Kansas Project)	5.000%	5/1/27	6,780	8,480
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	4/1/22	3,795	3,918
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/22	17,640	18,284
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/24	16,420	17,792
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,165
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	600
	Lawrence KS Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	500	616

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/22	340	354
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/23	250	269
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/24	250	277
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/25	540	616
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/26	1,020	1,192
	Lyon County Unified School District No. 253 Emporia GO	4.000%	9/1/27	870	1,039
	Olathe KS GO	4.250%	10/1/24	1,360	1,534
	Olathe KS GO	4.250%	10/1/25	7,970	9,265
	Olathe KS GO	4.250%	10/1/26	5,795	6,919
	Olathe KS GO	4.250%	10/1/27	5,910	7,223
	Olathe KS GO	4.250%	10/1/28	6,510	8,110
	Sedgwick County Unified School District No. 259 Wichita GO	4.000%	10/1/24	5,000	5,594
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/21	575	577
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/22	1,250	1,316
	Sedgwick County Unified School District No. 266 Maize GO	3.000%	9/1/26	6,300	7,083
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/21	400	402
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/22	315	331
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/23	1,495	1,643
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/24	1,540	1,762
	Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/25	1,750	2,075
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	180	185
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	300	323
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	300	337
	Wichita KS Water & Sewer Utility Water Revenue	5.000%	10/1/22	1,040	1,099
	Wyandotte County Unified School District No. 500 Kansas City GO	5.000%	9/1/22	1,000	1,053
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/25	900	1,028
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/26	1,980	2,315
[3]	Wyandotte County-Kansas City Unified Government GO	4.000%	8/1/27	2,065	2,464
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/22	775	814
					172,768
Kentucky (1.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,245	2,293
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	250	255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	765	814
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	315	335
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	680	756
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	300	333
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	940	1,083
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	1,635	1,946
	Ashland KY Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,970	2,410
	Carroll County KY Industrial Revenue (Kentucky Utilities Co. Project) PUT	1.550%	9/1/26	12,250	12,542
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	225	273
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	690	860
	Hazard KY Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	630	804
	Jefferson County School District Finance Corp. Lease Revenue	5.000%	6/1/23	3,195	3,475
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/22	785	801
	Kenton County Airport Board Port, Airport & Marina Revenue	5.000%	1/1/23	500	534
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/22	8,785	9,264
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/23	130	143
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/24	1,900	2,093
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	625	689
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/22	2,250	2,388
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/23	2,175	2,407
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/24	1,100	1,264
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/25	1,500	1,782
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/26	1,000	1,224
	Kentucky Asset Liability Commission Lease (Appropriation) Revenue	5.000%	11/1/27	1,000	1,257
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/27	120	141
	Kentucky Bond Development Corp. College & University Revenue	4.000%	6/1/28	125	150
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	3.000%	3/1/24	165	174
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	5.000%	3/1/28	195	241
	Kentucky Bond Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	870	902
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/24	930	1,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/25	1,960	2,319
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/26	2,060	2,517
[3]	Kentucky Bond Development Corp. Lease Revenue	5.000%	9/1/27	2,165	2,722
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/25	1,660	1,961
[1,2,3]	Kentucky Bond Development Corp. Lease Revenue TOB VRDO	0.060%	8/5/21	12,410	12,410
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	1,675	1,731
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,178
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,325	1,611
	Kentucky Economic Development Finance Authority Resource Recovery Revenue	0.120%	9/1/21	4,000	4,000
	Kentucky Housing Corp. Local or Guaranteed Housing Revenue PUT (Cambridge Square Project)	0.300%	2/1/24	2,500	2,504
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/21	6,085	6,107
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	2,520	2,640
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	250	274
[8]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/26	90	107
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/21	1,120	1,124
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/24	1,300	1,478
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/25	800	943
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/26	2,585	3,093
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/21	470	476
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/22	320	336
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/23	600	652
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	1/1/24	1,760	1,916
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/24	5,875	6,491
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	500	560
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/25	825	949
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	6/1/26	1,085	1,260
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	8/1/27	305	362

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	124,075	135,287
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	100,980	112,276
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	30,785	34,616
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	25,095	28,243
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	57,130	66,052
Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	23,185	27,617
Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/21	8,500	8,602
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 106), Prere.	5.000%	10/1/23	1,000	1,103
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/21	15,885	15,885
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	15,110	15,846
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	4,510	4,730
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,415	1,549
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	375	411
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,355	1,543
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/26	860	1,047
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/26	3,260	3,904
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	3,185	3,910
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	2/1/27	200	239
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	1,650	2,023
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/27	1,150	1,426
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/28	500	617
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/21	1,000	1,012
Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/22	1,500	1,591

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/23	2,000	2,212
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/24	1,500	1,724
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/25	2,000	2,378
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	5.000%	11/1/26	4,180	5,122
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/25	7,500	8,945
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/26	2,160	2,658
[5]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 124)	5.000%	11/1/27	3,080	3,880
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/22	5,525	5,765
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	2,500	2,835
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/24	795	901
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/25	2,620	3,079
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/28	170	205
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/27	410	512
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,405	1,411
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,855	1,958
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/23	20,500	22,615
	Louisville-Jefferson County KY Metropolitan Government Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/26	24,765	30,344
	Louisville-Jefferson County KY Metropolitan Government Industrial Revenue	0.900%	9/1/26	1,440	1,442
	Louisville-Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/26	7,330	7,431
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/25	1,175	1,388
[5]	Northern Kentucky University College & University Revenue	5.000%	9/1/26	1,235	1,505
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/22	1,955	1,985
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/22	1,440	1,468
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	2,635	2,769
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/23	970	1,019

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/24	3,975	4,316
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/24	985	1,093
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,875	3,214
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/25	2,000	2,236
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/26	4,460	5,116
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/26	1,710	2,036
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	4.000%	1/1/27	1,975	2,314
	Owensboro KY Electric Light & Power System Electric Power & Light Revenue	5.000%	1/1/27	5,020	6,158
[5]	Paducah Electric Plant Board Electric Power & Light Revenue	5.000%	10/1/26	1,100	1,325
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	245	253
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	245	265
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	335	377
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	295	344
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	690	829
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	500	619
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,235	1,565
	Warren County KY Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	530	685
					734,241
Louisiana (1.7%)
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/23	370	406
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/24	110	125
[3]	Calcasieu Parish School District No. 23 GO	5.000%	9/1/25	790	929
[3]	Calcasieu Parish School District No. 23 GO	3.000%	9/1/26	675	749
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/25	1,000	1,183
	East Baton Rouge Parish Capital Improvements District Sales Tax Revenue	5.000%	8/1/26	1,450	1,773
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	8/2/21	61,800	61,800
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	8/2/21	52,030	52,030
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	0.040%	8/2/21	3,300	3,300
	East Baton Rouge Parish Industrial Revenue (Exxon Project) VRDO	0.040%	8/2/21	4,900	4,900
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/23	115	123
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/24	135	151
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	845	980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	1,270	1,474
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/25	165	191
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	1,060	1,272
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/26	3,015	3,617
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,100	1,358
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	2,195	2,709
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	1,150	1,419
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/27	400	494
	East Baton Rouge Sewerage Commission Sewer Revenue	5.000%	2/1/28	150	190
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	8,000	8,252
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/24	500	572
[5]	Greater New Orleans Expressway Commission Highway Revenue	5.000%	11/1/25	570	674
[3]	Greater Ouachita Water Co. Water Revenue	3.000%	9/1/23	250	264
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/25	500	591
[3]	Greater Ouachita Water Co. Water Revenue	5.000%	9/1/26	400	488
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/21	1,010	1,022
[5]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/22	4,010	4,253
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/23	300	332
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/24	540	621
[5]	Lafayette LA Utilities Electric Power & Light Revenue	5.000%	11/1/25	500	595
	Lafayette LA Utilities Multiple Utility Revenue	5.000%	11/1/26	7,210	7,642
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	6,500	6,502
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	21,300	21,331
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	6,750	6,760
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	1,645	1,786
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	2,430	2,751
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/24	4,195	4,348
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	18,520	19,195
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	12,000	12,437
	Louisiana GO	5.000%	5/1/22	10,320	10,698
	Louisiana GO	5.000%	5/1/22	2,800	2,903
	Louisiana GO	5.000%	9/1/22	4,000	4,212
	Louisiana GO	5.000%	10/1/23	11,640	12,867
	Louisiana GO	5.000%	10/1/24	12,240	14,088
	Louisiana GO	5.000%	10/1/25	12,865	15,342
	Louisiana GO	5.000%	10/1/26	6,750	8,309

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana GO	5.000%	3/1/28	9,065	11,611
	Louisiana GO, Prere.	5.000%	7/15/22	23,000	24,079
	Louisiana GO, Prere.	5.000%	7/15/22	3,050	3,193
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/21	2,500	2,510
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,700	1,873
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	2,645	3,035
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/24	450	516
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	2,550	3,025
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/25	750	890
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	3,560	4,361
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/26	575	704
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/27	1,700	2,149
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/28	1,100	1,427
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/21	225	227
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	350	386
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	660	756
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/26	1,055	1,289
	Louisiana Local Government Environmental Facilities & Community Development Authority College & University Revenue (LCTCS Act 360 Project)	5.000%	10/1/27	1,000	1,253
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	3.000%	10/1/22	1,000	1,032
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/23	1,000	1,099
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	5.000%	10/1/24	1,410	1,605
	Louisiana Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue (Woman's Foundation Project)	4.000%	10/1/25	2,075	2,356
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/23	2,265	2,495
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/24	2,370	2,715
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/21	1,930	1,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/22	2,435	2,570
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/23	5,000	5,508
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/24	4,365	5,000
[3]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 391 Project)	5.000%	10/1/25	4,300	5,092
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	11,750	11,822
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	3,000	3,050
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	2,625	2,669
	Louisiana Offshore Terminal Authority Industrial Revenue (Loop LLC Project) PUT	1.650%	12/1/23	1,875	1,906
	Louisiana Offshore Terminal Authority Port, Airport & Marina Revenue (Loop LLC Project) PUT	2.000%	10/1/22	2,500	2,519
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/25	5,000	5,664
	Louisiana Public Facilities Authority Appropriations Revenue (Hurricane Recovery Program)	5.000%	6/1/27	1,500	1,693
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/26	1,000	1,206
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/27	500	621
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,700	1,706
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	3,655	3,669
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	350	363
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	290	303
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,960	2,061
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	395	431
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,480	2,718
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	3,200	3,507
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,135	1,285
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	3,445	3,914
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,540	2,977
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	3,995	4,695

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	6,600	7,757
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	425	514
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,670	3,226
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	6,330	7,652
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	440	547
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	5,000	6,191
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/28	400	510
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Louisiana Children's Medical Center Project) PUT	5.000%	6/1/25	25,000	29,102
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	660	715
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	635	717
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	720	843
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/25	4,745	5,554
	Louisiana Stadium & Exposition District Miscellaneous Revenue	4.000%	7/3/23	1,150	1,216
[5]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	4,150	4,318
[1,2]	Louisiana State Local Government Environmental Facilities & Community Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	8/5/21	10,400	10,400
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/24	100	114
[5]	New Orleans Aviation Board Parking Auto Parking Revenue	5.000%	10/1/25	350	414
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/22	135	138
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/23	150	160
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/24	200	223
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/25	100	116
	New Orleans LA GO	5.000%	12/1/21	1,260	1,280
	New Orleans LA GO	5.000%	12/1/22	700	744
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/23	1,500	1,662
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/24	2,825	3,254
[5]	Shreveport LA Water & Sewer Water Revenue	4.000%	12/1/25	835	952
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/25	2,000	2,384
	St. Charles Parish LA Industrial Revenue PUT	4.000%	6/1/22	14,650	15,090
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	13,625	14,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	14,840	15,720
	St. John Parish the Baptist LA Industrial Revenue PUT	2.000%	4/1/23	9,630	9,861
	St. John Parish the Baptist LA Industrial Revenue PUT	2.100%	7/1/24	11,200	11,621
	St. John Parish the Baptist LA Industrial Revenue PUT	2.200%	7/1/26	19,590	20,589
	Tobacco Settlement Financing Corp. LA Tobacco Settlement Funded Revenue	5.000%	5/15/22	2,500	2,594
					643,813
Maine (0.1%)
	Maine GO	5.000%	6/1/22	10,205	10,624
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/24	690	771
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/22	1,425	1,488
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,275	3,577
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	2,740	3,112
	Maine Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/24	500	565
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/25	595	672
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	350	362
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	437
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	625	688
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,055	1,194
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	300	351
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	750	869
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	608
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	400	488
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	520	645
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	625	782
[5]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	450	577
[1,2]	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	3,900	3,900

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/23	600	661
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/24	750	860
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/25	1,000	1,190
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/26	1,165	1,431
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/27	880	1,109
	Maine Municipal Bond Bank Government Fund/Grant Revenue	5.000%	9/1/28	900	1,160
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/23	825	909
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/24	860	986
	Maine Municipal Bond Bank Government Fund/Grant Revenue GAN	5.000%	9/1/25	1,590	1,891
	Maine State Housing Authority Local or Guaranteed Housing Revenue	3.500%	11/15/47	2,030	2,174
	Maine State Housing Authority Local or Guaranteed Housing Revenue	4.000%	11/15/47	2,730	2,935
	Maine Turnpike Authority Highway Revenue	5.000%	7/1/25	1,360	1,604
					48,620
Maryland (2.6%)
	Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,288
	Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,538
	Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,665
	Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,441
	Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,749
	Anne Arundel County MD GO	5.000%	4/1/28	1,395	1,632
	Baltimore County MD GO	5.000%	3/1/24	500	563
	Baltimore County MD GO	5.000%	3/1/24	2,000	2,252
	Baltimore County MD GO	5.000%	3/1/25	900	1,054
	Baltimore County MD GO	5.000%	3/1/25	2,000	2,342
	Baltimore County MD GO, Prere.	5.000%	8/1/22	3,000	3,147
	Baltimore MD GO	5.000%	10/15/21	10,400	10,502
[1,2]	Baltimore MD Project Water Revenue TOB VRDO	0.080%	8/5/21	8,185	8,185
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/22	500	522
	Baltimore MD Sewer Revenue (Wastewater Project)	5.000%	7/1/23	525	573
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/22	400	414
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/23	520	559
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/24	750	855
	Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/25	650	768
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.650%	6/1/22	180	182
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.750%	6/1/24	100	103
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	3.000%	6/1/24	100	102
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.850%	6/1/26	135	142

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Baltimore MD Special Obligation Revenue (Harbor Point Project)	2.950%	6/1/27	175	186
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	550	575
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/22	375	392
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	550	601
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/23	325	355
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/24	615	701
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/25	100	118
	Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/26	500	611
	Charles County MD GO	5.000%	10/1/23	3,400	3,762
	Charles County MD GO	5.000%	10/1/24	3,575	4,121
	Charles County MD GO	5.000%	10/1/28	4,370	5,708
	Frederick County MD Tax Allocation Revenue	2.625%	7/1/24	340	349
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/25	1,500	1,684
	Gaithersburg MD Health, Hospital, Nursing Home Revenue (Asbury MD Obligation Group Project)	4.500%	1/1/26	2,000	2,258
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.200%	6/1/27	3,355	3,369
	Howard County Housing Commission Local or Guaranteed Housing Revenue	1.600%	6/1/29	1,000	1,006
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/21	5,250	5,259
	Howard County MD (Consolidated Public Improvement Project) GO	5.000%	8/15/24	4,400	5,047
	Howard County MD GO (Public Improvement Project)	5.000%	8/15/27	5,260	6,672
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	1,815	2,012
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.500%	3/1/50	9,115	9,990
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/15/21	7,930	8,074
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/22	38,965	39,995
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/24	10,180	10,925
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/24	17,620	19,250
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/1/25	1,510	1,621
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/25	2,170	2,500
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	9,550	11,390
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	25,005	29,910
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/25	4,550	4,969

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	3,625	4,458
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	15,520	19,767
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/28	21,560	22,807
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	5/1/28	10,465	11,800
	Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	2/1/29	7,750	8,205
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/22	1,200	1,236
[5]	Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (University MD College Park Projects)	4.000%	6/1/23	1,350	1,442
	Maryland Economic Development Corp. Miscellaneous Revenue VRDO	0.020%	8/4/21	26,365	26,365
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/23	1,480	1,598
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/24	1,500	1,690
	Maryland Economic Development Corp. Port, Airport & Marina Revenue (Transportation Facilities Project)	5.000%	6/1/25	1,500	1,749
	Maryland GO	4.000%	8/1/21	6,450	6,450
	Maryland GO	5.000%	8/1/21	30,450	30,450
	Maryland GO	5.000%	8/1/21	32,110	32,110
	Maryland GO	5.000%	8/1/23	27,695	30,420
	Maryland GO	5.000%	3/15/24	18,320	20,660
	Maryland GO	5.000%	8/1/24	10,130	11,605
	Maryland GO	5.000%	3/1/25	3,000	3,514
	Maryland GO	5.000%	3/15/25	4,580	5,372
	Maryland GO	5.000%	3/15/25	32,130	37,684
	Maryland GO	2.750%	8/1/25	590	620
	Maryland GO	4.000%	8/1/25	16,725	19,217
	Maryland GO	5.000%	8/1/25	2,900	3,449
	Maryland GO	5.000%	8/1/25	5,120	6,089
	Maryland GO	5.000%	3/1/26	12,500	15,161
	Maryland GO	5.000%	6/1/26	1,150	1,306
	Maryland GO	5.000%	8/1/26	5,000	6,148
	Maryland GO	5.000%	3/1/27	10,000	12,516
	Maryland GO	5.000%	8/1/27	6,595	8,356
	Maryland GO	5.000%	8/1/27	7,745	9,813
	Maryland GO	5.000%	3/15/28	8,420	10,852
	Maryland GO	5.000%	3/1/29	25,000	33,010
	Maryland GO, Prere.	4.000%	8/1/21	22,770	22,770
	Maryland GO, Prere.	5.000%	3/1/23	23,060	24,852
[2]	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.020%	8/4/21	6,475	6,475
	Maryland Health & Higher Educational Facilities Authority College & University Revenue VRDO	0.010%	8/5/21	11,300	11,300
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,785	1,788

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	865	872
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	350	362
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	680	709
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,580	2,693
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	522
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	4,600	4,834
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	280	292
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	350	379
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,220	1,331
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	185	200
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	1/1/24	1,455	1,626
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	350	395
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	155	174
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	375	416
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	460	539
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	735	862
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	170	193
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,935	2,342
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	195	226
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	2,030	2,529
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	3,100	3,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	135	159
[7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	135	162
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	3,125	3,595
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/27	3,500	4,266
[1,2]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	11,020	11,020
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/22	5,000	5,220
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/22	6,365	6,653
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/24	625	713
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/25	1,100	1,302
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/26	8,510	10,408
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/27	7,000	8,815
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/28	6,090	7,876
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	5.000%	7/1/27	4,000	5,037
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/22	12,350	12,702
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	5.000%	3/1/25	1,035	1,161
	Maryland Water Quality Financing Administration Revolving Loan Fund Water Revenue	3.000%	3/1/27	3,000	3,194
	Montgomery County MD GO	5.000%	11/1/21	22,680	22,955
	Montgomery County MD GO	5.000%	12/1/21	10,000	10,162
	Montgomery County MD GO	5.000%	12/1/22	8,650	9,218
	Montgomery County MD GO	5.000%	11/1/24	5,275	6,100
	Montgomery County MD GO	5.000%	10/1/25	3,825	4,575
	Montgomery County MD GO	4.000%	11/1/25	6,195	7,168
	Montgomery County MD GO	5.000%	10/1/26	6,500	8,035
	Montgomery County MD Revenue Health, Hospital, Nursing Home Revenue	0.080%	9/1/21	42,500	42,500
	Prince George's County MD COP	5.000%	10/1/24	1,140	1,312
	Prince George's County MD GO	5.000%	3/1/22	2,210	2,273
	Prince George's County MD GO	5.000%	7/1/24	5,100	5,821
	Prince George's County MD GO	5.000%	7/15/27	6,000	7,592
	Prince George's County MD GO	5.000%	9/15/27	6,770	8,607
	Prince George's County MD GO	5.000%	7/1/28	15,580	20,222
	Prince George's County MD Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	813
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	650	693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,145	1,251
	Rockville MD Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,875	2,091
	Washington Suburban Sanitary Commission Water Revenue VRDO	0.020%	8/4/21	4,100	4,100
	Westminster MD College & University Revenue	5.000%	11/1/21	1,840	1,860
	Westminster MD College & University Revenue	5.000%	11/1/22	1,950	2,055
	Westminster MD College & University Revenue	5.000%	11/1/23	2,060	2,264
					983,135
Massachusetts (2.2%)
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/23	245	265
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	221
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/24	260	293
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/24	340	390
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/25	225	263
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/25	215	255
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/26	335	403
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/26	565	690
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/27	440	545
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	10/1/27	455	571
	Boston MA Housing Authority Local or Guaranteed Housing Revenue	5.000%	4/1/28	800	1,014
	Boston Water & Sewer Commission Water Revenue	5.000%	11/1/25	6,535	7,837
	Brookline MA GO	4.000%	2/15/26	3,950	4,606
	Brookline MA GO	4.000%	2/15/27	6,025	7,205
	Brookline MA GO	4.000%	2/15/28	5,670	6,932
	Cambridge MA GO	5.000%	2/15/23	4,105	4,415
	Cambridge MA GO	5.000%	2/15/24	4,050	4,550
	Cambridge MA GO	5.000%	2/15/25	4,090	4,780
	Cambridge MA GO	5.000%	2/15/26	3,040	3,682
	Collegiate Charter School of Lowell Charter School Aid Revenue	4.000%	6/15/24	320	335
	Commonwealth of Massachusetts GO	5.000%	7/1/22	3,255	3,402
	Commonwealth of Massachusetts GO	5.000%	5/1/24	20,000	22,662
	Commonwealth of Massachusetts GO	3.000%	12/1/24	37,230	40,697
	Commonwealth of Massachusetts GO	5.000%	5/1/25	10,000	11,772
	Commonwealth of Massachusetts GO	5.000%	7/1/25	6,365	7,538
	Commonwealth of Massachusetts GO	5.000%	8/1/25	7,425	8,820
[9]	Commonwealth of Massachusetts GO	5.000%	11/1/25	6,990	8,376
	Commonwealth of Massachusetts GO	3.000%	12/1/25	8,150	9,094
	Commonwealth of Massachusetts GO	5.000%	5/1/26	10,000	12,181
	Commonwealth of Massachusetts GO	3.000%	12/1/26	25,945	29,463
	Commonwealth of Massachusetts GO	5.000%	5/1/27	3,445	4,324
	Commonwealth of Massachusetts GO	4.000%	2/1/29	7,500	8,172
	Commonwealth of Massachusetts GO	4.000%	7/1/31	4,775	4,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO PUT	1.700%	8/1/22	32,475	32,986
[1,2]	Commonwealth of Massachusetts GO TOB	0.090%	8/5/21	3,000	3,000
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	4,500	4,500
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	14,955	15,628
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	7,020	7,336
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	3,500	3,715
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	10,000	10,613
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/23	12,515	13,430
[8]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/24	28,990	32,546
	Danvers MA GO	5.000%	7/1/26	1,165	1,429
	Danvers MA GO	5.000%	7/1/27	1,240	1,568
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,165	1,378
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,225	6,393
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,420	5,575
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	0.010%	8/4/21	9,645	9,645
	Massachusetts Clean Energy Cooperative Corp. Electric Power & Light Revenue	5.000%	7/1/26	1,055	1,146
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/27	9,500	12,043
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/21	4,630	4,630
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/25	4,835	5,745
	Massachusetts Clean Water Trust Water Revenue	4.000%	2/1/25	1,940	2,195
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/25	3,810	4,447
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/21	250	251
[13]	Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/21	200	202
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	3,285	3,349
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/22	1,725	1,759
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/22	210	217
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	2,815	2,936
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/22	850	886
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	400	420
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/22	755	793
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	3,335	3,557
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/23	1,575	1,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/23	215	230
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	1,500	1,634
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/23	850	926
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/23	1,035	1,133
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	3,655	4,062
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	1,625	1,806
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/24	220	242
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,100	1,247
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	350	397
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	1,010	1,165
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/25	235	265
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	525	616
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,500	1,761
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/25	1,145	1,345
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/26	245	282
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	667
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,165	2,658
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/27	250	292
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	6,360	8,009
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,475	1,772
	Massachusetts Development Finance Agency College & University Revenue	3.250%	9/1/27	145	159
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	1,750	1,755
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	8,600	9,453
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	4/1/24	1,000	1,103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,095	1,099
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/21	1,315	1,321
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	150	151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.500%	1/1/22	1,040	1,057
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	750	776
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,565	1,636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	3,485	3,638
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,199
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,780	1,858
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	695	724
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,800	1,878
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	521
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	240	249
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,165	1,218
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/22	1,005	1,044
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	185	195
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	700	740
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.700%	1/1/23	1,080	1,141
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	800	813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,800	3,062
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	6,000	6,549
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,605	2,843
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	500	546
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	765	831
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/23	2,895	3,026
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	250	268
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.500%	10/1/23	2,800	3,000
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	220	242
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	550	607
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	840	868
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,420	1,450
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	580	657
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,350	1,535
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	791
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,137
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/24	1,610	1,683
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	260	290
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/24	1,150	1,258
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	260	297
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	574
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,195	1,224
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	780	920
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,570	1,851
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,400	1,637
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,320	2,736
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	680	799
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	250	287
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	500	546
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	285	337
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	650	773
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,055	1,270
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,245	1,510
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	5,735	6,989
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,940	2,340
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,135	2,602
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	10,000	12,230
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/26	250	261
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	320	377
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	600	731
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,300	1,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	560	607
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,055	1,277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	330	408
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	9,400	11,838
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	335	404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	525	658
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,500	1,886
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	575	738
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/25/24	5,000	5,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	4,000	4,651
[4]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	1/27/22	5,000	5,001
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	500	562
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	1,865	2,183
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	600	713
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	1.390%	2/1/22	2,475	2,489
[1,2]	Massachusetts GO TOB VRDO	0.020%	8/5/21	4,300	4,300
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	560	592
	Massachusetts Health & Educational Facilities Authority College & University Revenue PUT	1.850%	4/1/22	3,700	3,742
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	0.010%	8/5/21	3,735	3,735
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	34,700	34,700
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	8,900	8,900
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	12/1/21	1,695	1,696
[14]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	0.875%	12/1/23	1,925	1,934
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	6/1/42	2,630	2,780
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/44	1,430	1,515
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/45	1,170	1,225
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,245	1,359
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	3,100	3,508
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.450%	12/1/22	825	832
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.850%	6/1/25	2,625	2,722
[4]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.330%	0.350%	12/1/21	2,000	2,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	800	800
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	5,300	5,300
	Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,500	1,567
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,115	1,171
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,150	1,207
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	5,405	5,680
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	15,280	16,058
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	8,535	8,708
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/23	7,735	8,270
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/24	3,500	3,912
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/25	7,060	8,211
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue PUT	5.000%	1/1/23	38,025	40,622
[2]	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue VRDO	0.010%	8/4/21	27,600	27,600
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/21	4,120	4,120
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/25	1,460	1,734
	Massachusetts Water Resources Authority Water Revenue VRDO	0.020%	8/4/21	9,300	9,300
	Sharon MA GO	5.000%	2/15/23	615	661
	Sharon MA GO	5.000%	2/15/24	875	982
	Sharon MA GO	5.000%	2/15/25	770	899
	Sharon MA GO	5.000%	2/15/26	865	1,046
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/27	11,000	14,020
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/28	7,000	9,151
	Waltham MA GO	5.000%	5/1/22	1,295	1,343
					843,204
Michigan (2.2%)
[1,2]	Adams County CO COP TOB VRDO	0.050%	8/5/21	1,635	1,635
[15]	Allen Park Public School District GO	5.000%	11/1/26	335	402
	Ann Arbor School District GO	3.000%	5/1/24	2,300	2,472
	Ann Arbor School District GO	3.000%	5/1/26	2,230	2,484
[15]	Brighton MI Area School District GO	5.000%	5/1/24	160	181
[15]	Brighton MI Area School District GO	5.000%	5/1/25	1,500	1,761
[15]	Brighton MI Area School District GO	5.000%	5/1/26	4,335	5,264
[15]	Brighton MI Area School District GO	5.000%	5/1/27	2,600	3,255
[15]	Byron Center Public Schools GO	5.000%	5/1/23	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[15]	Byron Center Public Schools GO	5.000%	5/1/24	120	136
[15]	Byron Center Public Schools GO	5.000%	5/1/25	100	117
[15]	Byron Center Public Schools GO	5.000%	5/1/26	110	133
[15]	Byron Center Public Schools GO	5.000%	5/1/27	200	249
[15]	Chippewa Valley Schools GO	5.000%	5/1/22	450	466
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	3,095	3,356
[15]	Chippewa Valley Schools GO	5.000%	5/1/23	575	623
[15]	Coopersville Area Public Schools GO	5.000%	5/1/22	1,925	1,994
[15]	Detroit City School District GO	5.000%	5/1/23	2,115	2,191
[15]	Detroit City School District GO	5.000%	5/1/25	11,440	11,858
[15]	Detroit City School District GO	5.000%	5/1/26	8,155	8,451
[5,15]	Detroit City School District GO	5.250%	5/1/27	8,025	10,155
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/24	2,000	2,260
[5]	Detroit Downtown Development Authority Tax Allocation Revenue	5.000%	7/1/25	525	593
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/23	450	489
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/25	1,200	1,355
[5]	Detroit Downtown Development Authority Tax Allocation Revenue (Catalyst Development Project)	5.000%	7/1/26	1,000	1,126
[1,2,5,15]	Detroit MI City School District GO TOB VRDO	0.150%	8/5/21	3,775	3,775
	Detroit MI GO	5.000%	4/1/22	250	257
	Detroit MI GO	5.000%	4/1/23	315	336
	Detroit MI GO	5.000%	4/1/24	300	332
[8]	Detroit MI Sewage Disposal System Sewer Revenue	5.500%	7/1/22	1,500	1,570
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/24	675	753
[5]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/25	700	808
[15]	East Lansing School District GO	5.000%	5/1/22	2,110	2,188
[15]	East Lansing School District GO	4.000%	5/1/23	390	416
[15]	East Lansing School District GO	4.000%	5/1/24	900	994
[15]	East Lansing School District GO	4.000%	5/1/26	530	620
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/24	1,835	2,053
[3]	Eastern Michigan University College & University Revenue	5.000%	3/1/25	1,610	1,869
[1,2,3]	Eastern Michigan University College & University Revenue PUT VRDO	0.060%	8/6/21	31,100	31,100
	Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	4,815
	Forest Hills MI Public Schools GO	4.000%	5/1/23	850	908
	Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	4,781
	Forest Hills MI Public Schools GO	4.000%	5/1/24	900	994
	Forest Hills MI Public Schools GO	4.000%	5/1/25	575	654
	Forest Hills MI Public Schools GO	4.000%	5/1/26	675	788
	Forest Hills MI Public Schools GO	4.000%	5/1/27	625	746
	Forest Hills MI Public Schools GO	4.000%	5/1/28	500	609
[15]	Fremont Public Schools GO	5.000%	5/1/23	430	466
[15]	Fremont Public Schools GO	5.000%	5/1/24	470	531
[15]	Fremont Public Schools GO	5.000%	5/1/25	730	855
[15]	Grand Blanc Community Schools GO	5.000%	11/1/25	780	934
[15]	Grand Blanc Community Schools GO	5.000%	11/1/26	1,635	2,023
[5]	Grand Rapids Public Schools GO	5.000%	5/1/24	1,700	1,921

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	510	528
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	425	464
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	700	796
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	625	737
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	550	670
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	900	1,127
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	725	931
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/24	1,000	1,136
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	1,665	1,963
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/25	2,520	2,970
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/22	1,890	1,975
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,845	5,290
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/23	4,365	4,750
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/24	3,035	3,439
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/25	3,500	4,111
[15]	Holt Public Schools GO	5.000%	5/1/22	275	285
[15]	Holt Public Schools GO	5.000%	5/1/23	460	499
[15]	Holt Public Schools GO	5.000%	5/1/24	500	564
[15]	Holt Public Schools GO	5.000%	5/1/25	710	835
[15]	Holt Public Schools GO	5.000%	5/1/26	900	1,093
[15]	Hudsonville Public Schools GO	5.000%	5/1/22	260	269
[15]	Hudsonville Public Schools GO	5.000%	5/1/23	300	325
[15]	Hudsonville Public Schools GO	5.000%	5/1/25	340	399
[15]	Hudsonville Public Schools GO	5.000%	5/1/27	1,100	1,374
	Ingham County Building Authority Lease Revenue	2.000%	5/1/23	770	794
	Ingham County Building Authority Lease Revenue	2.000%	5/1/24	1,575	1,641
	Ingham County Building Authority Lease Revenue	2.000%	5/1/25	3,225	3,384
	Ingham County Building Authority Lease Revenue	2.000%	5/1/26	3,275	3,445
	Ingham County Building Authority Lease Revenue	2.000%	5/1/27	3,350	3,539
	Kalamazoo County MI GO	3.000%	5/1/24	845	910
	Kalamazoo County MI GO	3.000%	5/1/25	875	963
	Kalamazoo County MI GO	3.000%	5/1/26	900	1,007
	Kalamazoo County MI GO	3.000%	5/1/27	1,855	2,106
	Kalamazoo County MI GO	3.000%	5/1/28	1,910	2,194

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kalamazoo Economic Development Corp. Health, Hospital, Nursing Home Revenue	2.625%	5/15/25	375	376
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	565	586
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	635	689
	Kalamazoo Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	550	622
	Kalamazoo Public Schools GO	4.000%	5/1/26	685	796
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/22	700	741
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/23	250	276
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/24	500	571
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	3,120	3,288
[15]	Lake Orion Community School District GO	5.000%	5/1/24	525	594
[15]	Lake Orion Community School District GO	5.000%	5/1/25	1,405	1,648
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/22	340	355
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/23	340	371
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/24	375	427
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/25	375	443
[15]	Lansing School District GO	4.000%	5/1/22	340	350
[15]	Lansing School District GO	5.000%	5/1/23	435	471
[15]	Lansing School District GO	5.000%	5/1/24	350	395
[15]	Lansing School District GO	5.000%	5/1/25	435	510
[15]	Lansing School District GO	5.000%	5/1/26	425	514
[5,15]	Lincoln Consolidated School District GO	5.000%	5/1/23	1,705	1,847
	Macomb Interceptor Drain Drainage District	5.000%	5/1/24	1,510	1,707
	Macomb Interceptor Drain Drainage District	5.000%	5/1/25	1,065	1,249
	Macomb Interceptor Drain Drainage District	5.000%	5/1/26	1,365	1,655
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/22	2,335	2,434
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/23	1,300	1,413
	Marquette Board of Light & Power Electric Power & Light Revenue	5.000%	7/1/24	540	609
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	2,190	2,359
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	22,320	26,107
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	5,970	7,229
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/24	105	119
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/25	225	262
	Michigan Finance Authority College & University Revenue (Kettering University Project)	5.000%	9/1/26	480	576
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	3,580	3,580
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,600	1,622
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,875	1,901
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	5,000	5,081
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,850	1,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/22	590	608
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	945	981
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	2,500	2,620
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,920	3,101
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,170	2,305
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	5,780	6,159
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	3,205	3,556
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	6,120	6,810
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,115	2,353
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/24	1,260	1,391
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	577
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,810	3,254
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	510	592
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	1,365	1,551
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,250	1,462
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	598
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	4,250	5,101
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	600	721
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	1,870	2,180
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,670	5,457
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	4,265	4,858
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/28	1,450	1,721
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.500%	11/15/22	3,750	3,894
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	17,700	19,721
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	18,000	20,885
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	3.750%	5/15/26	22,715	25,963
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	5,000	5,078
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	1.200%	4/13/28	6,620	6,724
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.480%	0.500%	2/1/22	2,500	2,501
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	0.870%	12/1/24	16,500	16,729

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	12/1/25	5,500	5,597
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	6/1/22	1,000	1,041
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/21	1,020	1,037
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/22	525	529
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/23	1,290	1,363
	Michigan Finance Authority Lease Revenue	5.000%	4/1/22	12,685	13,087
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	675	714
	Michigan Finance Authority Lease Revenue	5.000%	11/1/22	145	153
	Michigan Finance Authority Lease Revenue	5.000%	4/1/23	10,350	11,170
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	695	769
	Michigan Finance Authority Lease Revenue	5.000%	11/1/23	200	221
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	820	944
	Michigan Finance Authority Lease Revenue	5.000%	11/1/24	440	506
[15]	Michigan Finance Authority Lease Revenue	5.000%	5/1/25	1,315	1,544
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	1,030	1,228
	Michigan Finance Authority Lease Revenue	5.000%	11/1/25	305	363
	Michigan Finance Authority Lease Revenue	5.000%	11/1/26	500	614
	Michigan Finance Authority Lease Revenue	5.000%	11/1/27	500	631
	Michigan Finance Authority Lease Revenue	5.000%	11/1/28	800	1,035
[8]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/22	2,000	2,088
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/22	545	562
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	755	854
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,160	1,405
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,000	1,279
[1,2]	Michigan Finance Authority Trinity Health Corp. Health, Hospital, Nurshing Home Revenue TOB VRDO	0.050%	8/5/21	8,800	8,800
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/22	1,500	1,565
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	5,020	6,373
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/28	200	261
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	10/15/23	685	758
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/24	1,325	1,498
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/26	4,000	4,861
	Michigan State Building Authority Appropriations Revenue (Multi-Modal Facilities Program) VRDO	0.070%	8/2/21	3,500	3,500
[1,2]	Michigan State Building Authority Lease (Non-Terminable) Revenue TOB VRDO	0.090%	8/5/21	3,350	3,350
[1,2]	Michigan State Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	2,000	2,000
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,016
	Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,066

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,270	2,526
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,775	2,055
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	4,315	5,154
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,540	1,848
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	4,000	4,930
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,375	4,275
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	2.400%	3/15/23	16,610	17,211
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	6/1/23	11,755	12,592
Michigan State Hospital Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	7/1/24	7,500	8,324
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	1.500%	10/1/22	1,325	1,329
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	0.650%	10/1/24	610	610
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	6/1/46	4,820	5,149
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	6/1/48	7,350	7,918
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/49	16,990	18,985
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.500%	12/1/50	12,120	13,452
Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	6/1/51	22,930	25,101
Michigan State University College & University Revenue	5.000%	2/15/24	330	371
Michigan State University College & University Revenue	5.000%	8/15/24	445	510
Michigan State University College & University Revenue	5.000%	2/15/25	430	502
Michigan State University College & University Revenue	5.000%	8/15/25	500	595
Michigan State University College & University Revenue	5.000%	2/15/26	450	544
Michigan State University College & University Revenue	5.000%	8/15/26	500	614
Michigan State University College & University Revenue	5.000%	8/15/26	3,250	3,992
Michigan State University College & University Revenue	5.000%	8/15/27	200	253
Michigan State University College & University Revenue	5.000%	8/15/27	5,120	6,470
Michigan State University College & University Revenue	5.000%	2/15/28	145	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	14,990	15,005
	Michigan Strategic Fund Electric Power & Light Revenue PUT	1.450%	9/1/21	2,000	2,002
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/22	1,460	1,474
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/22	1,435	1,526
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/23	750	833
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/25	150	180
	Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/26	200	247
[15]	Milan Area Schools GO	5.000%	5/1/22	500	518
[15]	Milan Area Schools GO	5.000%	5/1/23	585	633
[15]	Milan Area Schools GO	5.000%	5/1/25	1,575	1,833
[15]	Milan Area Schools GO	5.000%	5/1/26	2,010	2,415
[7]	Muskegon Public Schools MI GO	5.000%	5/1/23	210	227
[7]	Muskegon Public Schools MI GO	5.000%	5/1/24	215	242
[7]	Muskegon Public Schools MI GO	5.000%	5/1/25	470	549
[7]	Muskegon Public Schools MI GO	5.000%	5/1/26	535	644
[7]	Muskegon Public Schools MI GO	5.000%	5/1/27	235	292
[7]	Muskegon Public Schools MI GO	5.000%	5/1/28	245	312
	Northern Michigan University College & University Revenue	5.000%	12/1/23	645	715
	Northern Michigan University College & University Revenue	5.000%	12/1/24	1,025	1,181
	Northern Michigan University College & University Revenue	5.000%	12/1/25	1,415	1,687
[15]	Northview Public Schools GO	5.000%	11/1/27	1,035	1,313
	Northville Public Schools GO	4.000%	5/1/22	240	247
	Northville Public Schools GO	4.000%	5/1/23	350	374
	Northville Public Schools GO	5.000%	5/1/24	300	339
	Northville Public Schools GO	5.000%	5/1/25	350	410
	Northville Public Schools GO	5.000%	5/1/26	410	496
	Oakland University College & University Revenue	5.000%	3/1/22	1,285	1,321
	Oakland University College & University Revenue	5.000%	3/1/23	495	533
[2]	Oakland University College & University Revenue VRDO	0.020%	8/4/21	15,370	15,370
	Plymouth-Canton Community School District GO	3.000%	5/1/23	2,430	2,553
	Plymouth-Canton Community School District GO	3.000%	5/1/24	2,740	2,936
	Plymouth-Canton Community School District GO	3.000%	5/1/25	2,725	2,980
	Plymouth-Canton Community School District GO	3.000%	5/1/26	6,340	7,057
	Plymouth-Canton Community School District GO	3.000%	5/1/27	3,275	3,701
	Portage Public Schools GO	5.000%	5/1/22	1,790	1,855
	Portage Public Schools GO	5.000%	11/1/22	1,470	1,560
	Rochester Community School District GO	5.000%	5/1/22	1,650	1,711
	Rochester Community School District GO	5.000%	5/1/23	1,225	1,329
[15]	Romeo Community School District GO	5.000%	5/1/23	1,000	1,084
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	200	218
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	425	481
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	725	849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,207
	Saginaw Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,240
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/23	725	787
[15]	Saline Area Schools Historic Preservation Foundation GO	5.000%	5/1/25	875	1,028
[5]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	5,665	5,665
[5]	St. Joseph Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/5/21	10,300	10,300
	University of Michigan College & University Revenue PUT	4.000%	4/1/24	10,000	10,857
[4]	University of Michigan College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.270%	0.290%	4/1/22	12,055	12,058
[1,2]	University of Michigan College & University Revenue TOB VRDO	0.050%	8/5/21	8,000	8,000
	University of Michigan College & University Revenue VRDO	0.010%	8/5/21	10,140	10,140
[15]	Walled Lake Consolidated School District GO	5.000%	5/1/22	3,135	3,248
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/26	300	350
[15]	Walled Lake Consolidated School District GO	4.000%	5/1/27	415	495
[3]	Warren Consolidated Schools GO	5.000%	5/1/23	2,935	3,181
	Washtenaw County Intermediate School District GO	5.000%	5/1/26	3,360	4,056
	Washtenaw County Intermediate School District GO	5.000%	5/1/27	4,360	5,406
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	700	711
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/21	4,900	4,979
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	515	548
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/22	2,235	2,380
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,345	2,495
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	855	951
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/23	2,665	2,965
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	500	579
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	2,550	2,952
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/24	1,055	1,221
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	3,000	3,192
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	750	900
	Wayne State University College & University Revenue	5.000%	11/15/26	1,505	1,850
[15]	Wayne-Westland Community Schools GO	4.000%	11/1/21	785	792
[15]	Wayne-Westland Community Schools GO	5.000%	11/1/22	290	308
	Western Michigan University College & University Revenue	5.000%	11/15/21	1,055	1,070
[5,7]	Western Michigan University College & University Revenue	5.000%	11/15/23	135	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	Western Michigan University College & University Revenue	5.000%	11/15/24	200	230
[5]	Western Michigan University College & University Revenue	5.000%	11/15/25	185	221
[5,7]	Western Michigan University College & University Revenue	5.000%	11/15/25	200	238
[5]	Western Michigan University College & University Revenue	5.000%	11/15/26	235	289
[5,7]	Western Michigan University College & University Revenue	5.000%	11/15/26	525	645
[5]	Western Michigan University College & University Revenue	5.000%	11/15/27	150	190
[5,7]	Western Michigan University College & University Revenue	5.000%	11/15/27	475	600
[5]	Western Michigan University College & University Revenue	5.000%	11/15/28	150	194
[5,7]	Western Michigan University College & University Revenue	5.000%	11/15/28	400	518
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/22	1,730	1,792
[15]	Woodhaven-Brownstown School District GO	5.000%	5/1/23	1,615	1,751
					846,066
Minnesota (0.8%)
	Deephaven MN Charter School Aid Revenue (Eagle Ridge Academy Project), Prere.	5.125%	7/1/23	500	546
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/24	370	388
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/26	360	383
	Duluth Independent School District No. 709 COP	5.000%	2/1/24	400	443
	Duluth Independent School District No. 709 COP	5.000%	2/1/25	375	430
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	400	472
	Forest Lake Independent School District No. 831 GO	5.000%	2/1/26	1,410	1,694
	Hennepin County MN GO VRDO	0.020%	8/5/21	7,430	7,430
	Hennepin County MN Sales Tax Revenue (Ballpark Project)	5.000%	12/15/25	1,380	1,655
	Litchfield Independent School District No. 465 GO	4.000%	2/1/26	1,455	1,682
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,110	1,199
	Maple Grove MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,245	1,400
	Metropolitan Council GO	5.000%	3/1/25	6,200	7,256
	Metropolitan Council GO	5.000%	3/1/25	2,250	2,633
	Metropolitan Council GO	5.000%	9/1/25	6,370	6,698
	Metropolitan Council GO	5.000%	12/1/25	2,530	3,042
	Metropolitan Council GO	5.000%	12/1/27	16,445	21,031
	Minneapolis MN GO	5.000%	12/1/21	2,485	2,526
	Minneapolis MN GO	4.000%	12/1/22	1,150	1,210
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	550	557
	Minneapolis MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	200	212
	Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	600	608

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	660	701
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,530	1,699
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	850	944
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,050	1,212
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,320	3,969
Minneapolis MN St. Paul Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,900	2,342
Minneapolis Special School District No. 1 COP	5.000%	2/1/27	100	124
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	1,090	1,112
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/22	250	255
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	5,485	5,862
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/23	305	326
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	7,495	8,367
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	225	251
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	1,045	1,212
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	1,295	1,555
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/27	1,245	1,537
Minnesota Appropriations Revenue	5.000%	6/1/25	1,190	1,294
Minnesota Appropriations Revenue	5.000%	3/1/28	2,880	2,960
Minnesota GO	5.000%	8/1/21	500	500
Minnesota GO	5.000%	8/1/23	1,025	1,126
Minnesota GO	5.000%	8/1/23	5,295	5,816
Minnesota GO	5.000%	8/1/24	3,290	3,769
Minnesota GO	5.000%	8/1/24	2,620	3,001
Minnesota GO	5.000%	8/1/24	19,660	22,522
Minnesota GO	5.000%	8/1/24	10,300	11,799
Minnesota GO	4.000%	10/1/24	14,225	15,411
Minnesota GO	5.000%	8/1/25	14,710	17,505
Minnesota GO	5.000%	8/1/25	11,295	13,441
Minnesota GO	5.000%	8/1/25	1,995	2,374
Minnesota GO	5.000%	8/1/26	4,345	4,962

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO, Prere.	4.000%	10/1/21	600	604
Minnesota GO, Prere.	5.000%	10/1/21	8,250	8,316
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	4/1/22	495	507
Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/24	250	278
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/25	250	296
Minnesota Higher Education Facilities Authority College & University Revenue	5.000%	10/1/26	300	366
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/26	1,485	1,741
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	1,090	1,307
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/27	500	600
Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/28	2,095	2,553
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,320	3,593
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/48	4,050	4,434
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	7/1/49	8,845	9,929
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	4,825	5,352
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,890	6,440
Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	10,240	10,240
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/22	587	599
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/23	1,150	1,227
Northern Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	1,590	1,768
Shakopee Independent School District No. 720 GO	5.000%	2/1/25	2,745	3,183
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,195	1,199
Shakopee MN Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,580	1,654
St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,975	3,081
St. Paul Independent School District No. 625 GO	5.000%	2/1/25	470	547
St. Paul Independent School District No. 625 GO	5.000%	2/1/26	870	1,047
St. Paul Independent School District No. 625 GO	5.000%	2/1/27	1,075	1,335
St. Paul Independent School District No. 625 GO	5.000%	2/1/28	550	700
St. Paul Independent School District No. 625 GO	5.000%	2/1/29	1,185	1,545
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	520	527
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	675	716

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	785	867
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	800	917
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	675	800
St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,785	2,181
University of Minnesota College & University Revenue	5.000%	8/1/22	1,610	1,689
University of Minnesota College & University Revenue	5.000%	12/1/25	7,365	8,851
University of Minnesota College & University Revenue	5.000%	10/1/26	3,250	4,008
Watertown-Mayer Independent School District No. 111 GO	0.000%	2/1/28	2,020	1,873
				298,313
Mississippi (0.9%)
DeSoto County MS GO	5.000%	11/1/22	1,035	1,097
DeSoto County MS GO	5.000%	11/1/23	645	715
DeSoto County MS GO	5.000%	11/1/24	685	791
DeSoto County MS GO	5.000%	11/1/25	1,435	1,714
DeSoto County MS GO	5.000%	11/1/26	1,510	1,861
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,015	2,093
Gulfport MS Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,560	1,685
Harrison County School District GO	4.000%	6/1/24	1,250	1,379
Harrison County School District GO	4.000%	6/1/25	2,175	2,465
Mission Economic Development Corp. Industrial Revenue VRDO	0.030%	8/4/21	23,960	23,960
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	8/2/21	15,550	15,550
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	8/2/21	3,910	3,910
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.020%	8/2/21	10,520	10,520
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/2/21	35,450	35,450
Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	0.040%	8/2/21	22,795	22,795
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	24,085	24,085
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	11,000	11,000
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	4,065	4,065
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	3,280	3,280
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.020%	8/2/21	7,575	7,575
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.040%	8/2/21	14,850	14,850
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	18,295	18,295
Mississippi Business Finance Corp. Industrial Revenue VRDO	0.030%	8/4/21	22,400	22,400

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Mississippi Business Finance Corp. Resource Recovery Revenue (Waste Management Inc. Project) PUT	0.550%	9/1/21	1,000	1,000
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/22	1,710	1,764
Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/26	1,075	1,290
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/23	2,040	2,179
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/24	4,200	4,673
Mississippi Development Bank Special Obligation Revenue	5.000%	1/1/25	5,870	6,786
Mississippi GO, Prere.	5.000%	11/1/22	18,500	19,634
Mississippi GO, Prere.	5.000%	11/1/22	5,000	5,307
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/22	1,250	1,331
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/23	665	740
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	6/1/24	655	742
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/25	675	806
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/26	710	875
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/27	730	920
Mississippi Home Corp. Local or Guaranteed Housing Revenue	5.000%	12/1/28	755	971
Mississippi Home Corp. Local or Guaranteed Housing Revenue PUT, Prere.	2.400%	8/1/21	2,500	2,500
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	4,340	4,355
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	500	546
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,480	2,813
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	700	800
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	600	709
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	700	852
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/22	550	561
Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/24	430	476

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue (Forrest Co. General Hospital Project)	5.000%	1/1/26	1,515	1,792
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	0.650%	9/1/21	5,500	5,501
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/25	6,610	7,585
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	6,860	8,192
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/21	1,170	1,181
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/22	1,620	1,710
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/23	1,050	1,157
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/24	1,255	1,438
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,085	1,287
	Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/25	1,500	1,779
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/22	220	231
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	600	656
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/23	750	822
	Mississippi State University Educational Building Corp. College & University Revenue	5.000%	8/1/24	500	571
	Warren County MS Industrial Revenue PUT	2.900%	9/1/23	7,385	7,786
[5]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/23	275	293
[5]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/24	400	446
[5]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/25	525	608
					337,200
Missouri (1.2%)
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	1,370	1,416
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,465	2,661
	Boone County MO Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	510	589
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/22	350	358
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/23	750	779
	Branson IDA Lease (Appropriation) Revenue	4.000%	11/1/24	2,345	2,462
	Brentwood MO COP	4.000%	10/1/24	225	250
	Brentwood MO COP	4.000%	10/1/25	210	240
	Brentwood MO COP	4.000%	10/1/26	215	248
	Brentwood MO COP	4.000%	10/1/27	270	311
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	600	615
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	785	816
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	585	592
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,675	1,789
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	435	459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,740	1,930
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	600	658
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	1,450	1,663
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	430	488
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,150	1,347
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	3,620	4,348
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	3,625	4,453
[7]	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	3,840	4,805
	Franklin County MO COP	3.000%	11/1/21	200	201
	Franklin County MO COP	3.000%	4/1/22	450	458
	Franklin County MO COP	3.000%	11/1/22	205	212
	Franklin County MO COP	3.000%	4/1/23	925	967
	Franklin County MO COP	3.000%	11/1/23	430	455
	Franklin County MO COP	3.000%	4/1/24	475	507
	Franklin County MO COP	3.000%	11/1/24	440	476
	Franklin County MO COP	4.000%	4/1/25	990	1,114
	Franklin County MO COP	4.000%	11/1/25	455	520
	Franklin County MO COP	4.000%	4/1/26	1,035	1,191
	Franklin County MO COP	4.000%	11/1/26	475	554
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/22	4,265	4,523
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/24	1,205	1,365
	Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/25	2,475	2,864
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,500	1,538
	Joplin IDA Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	1,420	1,524
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,114
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/24	1,000	1,125
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,300	1,310
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/21	1,305	1,315
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,330	1,405
	Kansas City MO Special Obligation Revenue (Kansas City MO Projects)	5.000%	10/1/22	1,410	1,489
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/23	400	432
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/25	415	484
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/27	2,110	2,602
	Kansas MO Appropriations Revenue (Kansas City Project)	5.000%	4/1/28	2,215	2,797
	Ladue School District GO	3.000%	3/1/28	4,000	4,504
	Ladue School District GO	3.000%	3/1/29	2,950	3,297
	Lees Summit IDA Health, Hospital, Nursing Home Revenue (John Knox Village Project)	5.000%	8/15/22	1,725	1,799

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Lees Summit MO Special Obligation Revenue (Summit Fair Project)	3.500%	11/1/23	270	274
	Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,225	1,443
[2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.030%	8/2/21	13,690	13,690
[1,2]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	0.060%	8/5/21	4,150	4,150
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	27,955	27,955
[1,2]	Missouri Health & Educational Facilities Authority Health Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	4,170	4,170
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/21	270	271
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	375	380
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,440	1,473
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,410	3,619
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	500	531
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,200	1,282
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	554
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	750	834
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/24	210	231
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,230
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,237
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	500	576
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	1,500	1,743
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	395	460
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	500	597

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,285	1,510
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	570	682
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	750	924
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	555	674
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	1,445	1,737
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	600	735
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	150	190
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,740	3,309
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	1,000	1,129
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	650	834
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,250
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	510	661
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/24	785	873
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue (Lutheran Senior Service Projects)	5.000%	2/1/25	500	574
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	17,600	18,692
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	60,000	69,895
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/28	80,035	102,159
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	6,000	6,000
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	5,800	5,800
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	4,950	4,950
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	22,165	22,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/22	4,375	4,462
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/23	1,050	1,120
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	1/1/24	1,060	1,181
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/26	1,025	1,141
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/21	1,860	1,889
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	6/1/22	3,455	3,593
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/22	1,735	1,845
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	1/1/25	360	417
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	5.000%	10/1/21	1,100	1,109
	Orchard Farm MO R-V School District COP	4.000%	4/1/27	175	204
	Orchard Farm MO R-V School District COP	4.000%	4/1/28	200	236
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/23	3,500	3,845
	Springfield MO Public Utility Multiple Utility Revenue	3.600%	8/1/29	7,000	7,715
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	3.000%	9/1/22	205	210
	St. Louis County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	680	825
	St. Louis County School District No. R-7 Kirkwood GO	4.000%	2/15/28	4,695	5,693
[5]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/21	1,535	1,561
[5]	St. Louis MO Airport Parking Auto Parking Revenue	5.000%	12/15/22	1,010	1,073
[5]	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/22	250	261
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/25	1,440	1,701
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,500	1,831
	University of Missouri College & University Revenue	5.000%	11/1/26	5,020	5,795
					438,569
Montana (0.1%)
	Forsyth MT Industrial Revenue	2.000%	8/1/23	25,330	25,944
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/23	490	534
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/23	515	573
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/24	530	601

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/24	680	786
	Gallatin County High School District No. 7 Bozeman GO	5.000%	6/1/25	565	665
	Gallatin County High School District No. 7 Bozeman GO	5.000%	12/1/25	935	1,120
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/23	560	611
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/24	770	874
	Lewis & Clark County MT School District No. 1 GO	5.000%	7/1/25	375	440
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,435	1,471
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	200	208
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	625	668
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,075	2,222
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/23	350	367
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,145	2,392
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	380	443
[1,2]	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	2,825	2,825
					42,744
Multiple States (1.4%)
[1,4,16]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue PUT, SIFMA Municipal Swap Index Yield + 0.210%	0.230%	8/6/21	5,600	5,600
	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.270%	8/2/21	29,150	29,150
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.070%	8/5/21	112,500	112,500
[1,2]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	0.080%	8/5/21	4,400	4,400
	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.270%	8/2/21	50,500	50,500
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	8/5/21	153,400	153,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.080%	8/5/21	150,400	150,400
[1,2]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	0.120%	8/5/21	35,500	35,500
					541,450
Nebraska (0.6%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 1)	5.250%	12/1/21	3,255	3,309
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/25	6,350	7,517
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/26	195	238
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	50	63
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	3,480	3,849

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Plains Energy Project Natural Gas Revenue (Project No.3)	5.000%	9/1/22	600	631
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	105,420	119,501
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/23	1,025	1,120
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/24	990	1,127
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/25	1,015	1,198
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/26	2,230	2,715
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/27	2,015	2,520
	District Energy Corp. Electric Power & Light Revenue	5.000%	7/1/28	1,515	1,943
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	135	143
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	100	115
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	800	979
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue PUT	5.000%	11/15/25	1,100	1,297
	Douglas County Hospital Authority No. 3 Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,000	1,060
	Douglas County NE School District No. 17 GO, Prere.	4.000%	6/15/22	6,715	6,944
	Fremont NE Combined Utility System Multiple Utility Revenue	4.000%	7/15/28	2,345	2,854
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/22	1,170	1,231
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/26	1,190	1,446
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	3/1/27	1,815	2,235
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/27	1,695	2,111
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	5.000%	9/1/28	605	772
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.000%	9/1/43	25	25
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	4.000%	9/1/44	1,395	1,470
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue	3.500%	9/1/45	3,535	3,737
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	17,770	17,770
	Nebraska Municipal Energy Agency Electric Power & Light Revenue	5.000%	4/1/23	1,030	1,111
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	1,330	1,419
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	634
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/23	600	634
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	1,750	1,949
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/25	350	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nebraska Public Power District Electric Power & Light Revenue	4.000%	1/1/27	55	56
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	3,490	4,025
[7]	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/27	800	968
	Nebraska Public Power District Electric Power & Light Revenue PUT	0.600%	7/1/23	1,000	1,007
	Omaha NE GO	5.000%	1/15/25	375	436
	Omaha NE GO	5.000%	1/15/26	500	602
	Omaha NE Sewer Revenue	4.000%	4/1/28	1,245	1,518
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/22	4,890	4,985
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/23	2,720	2,899
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/24	5,505	6,114
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/25	1,500	1,730
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/28	2,675	3,076
[7]	Sarpy County NE GO	4.000%	6/1/27	2,250	2,617
[7]	Sarpy County NE GO	2.000%	6/1/28	2,295	2,429
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,017
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,700	1,786
	University of Nebraska College & University Revenue, ETM	5.000%	7/1/22	1,400	1,463
[1,2]	University of Nebraska Facilities Corp. College & University Revenue TOB	0.090%	8/5/21	6,455	6,455
					239,249
Nevada (0.8%)
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	790	830
	Carson City NV Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	750	852
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	7,500	7,836
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/23	4,750	5,194
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	3,500	3,991
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,245	1,300
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,765	2,007
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	5,415	6,411
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	9,875	12,083
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	250	285
	Clark County NV Electric Power & Light Revenue PUT	1.650%	3/31/23	2,500	2,556
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/22	1,715	1,792
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/24	1,040	1,185
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/25	1,230	1,455
	Clark County NV Fuel Sales Tax Revenue	5.000%	7/1/26	1,125	1,375
	Clark County NV GO	5.000%	11/1/25	815	973

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,060	3,197
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	1,175	1,228
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/26	20,665	25,286
[5]	Clark County School District GO	3.000%	6/15/22	375	385
[5]	Clark County School District GO	5.000%	6/15/22	3,555	3,707
	Clark County School District GO	5.000%	6/15/22	555	579
	Clark County School District GO	5.000%	6/15/22	5,530	5,767
	Clark County School District GO	5.000%	6/15/22	1,255	1,309
[5]	Clark County School District GO	3.000%	6/15/23	365	385
	Clark County School District GO	5.000%	6/15/23	7,835	8,552
[5]	Clark County School District GO	5.000%	6/15/23	3,735	4,077
[5]	Clark County School District GO	5.000%	6/15/23	3,695	4,033
	Clark County School District GO	5.000%	6/15/23	5,820	6,353
	Clark County School District GO	5.000%	6/15/23	1,760	1,878
[5]	Clark County School District GO	3.000%	6/15/24	350	378
[5]	Clark County School District GO	4.000%	6/15/24	3,625	3,934
	Clark County School District GO	5.000%	6/15/24	3,505	3,979
	Clark County School District GO	5.000%	6/15/24	8,230	9,344
[5]	Clark County School District GO	5.000%	6/15/24	7,840	8,913
[5]	Clark County School District GO	5.000%	6/15/24	3,880	4,411
	Clark County School District GO	5.000%	6/15/24	2,415	2,742
[5]	Clark County School District GO	3.000%	6/15/25	415	457
	Clark County School District GO	5.000%	6/15/25	3,900	4,590
	Clark County School District GO	5.000%	6/15/25	8,640	10,168
[5]	Clark County School District GO	5.000%	6/15/25	8,235	9,706
[5]	Clark County School District GO	5.000%	6/15/25	8,145	9,599
	Clark County School District GO	5.000%	6/15/25	1,705	2,007
	Clark County School District GO	5.000%	6/15/25	410	482
	Clark County School District GO	5.000%	6/15/26	6,930	8,279
	Clark County School District GO	5.000%	6/15/26	9,075	11,015
[5]	Clark County School District GO	5.000%	6/15/26	8,545	10,394
[5]	Clark County School District GO	5.000%	6/15/26	8,555	10,407
[5]	Clark County School District GO	5.000%	6/15/26	760	924
	Clark County School District GO	5.000%	6/15/26	120	146
	Clark County School District GO	5.000%	6/15/26	1,995	2,421
	Clark County School District GO	5.000%	6/15/26	1,000	1,214
[5]	Clark County School District GO	5.000%	6/15/27	1,220	1,529
[5]	Clark County School District GO	5.000%	6/15/27	1,360	1,704
	Clark County School District GO	5.000%	6/15/27	1,115	1,390
	Clark County School District GO	5.000%	6/15/27	1,000	1,229
	Clark County School District GO	5.000%	6/15/29	780	923
	Humboldt County NV Industrial Revenue (Idaho Power Co. Project)	1.450%	12/1/24	6,300	6,453
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	1,570	1,633
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/22	250	260
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	1,365	1,480
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	825	894
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/23	770	835
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/24	625	703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/25	600	698
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/26	150	180
[1,2]	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue TOB VRDO	0.050%	8/5/21	5,000	5,000
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/26	250	300
	Las Vegas NV GO	5.000%	6/1/24	780	885
	Las Vegas Valley Water District GO	5.000%	6/1/22	250	260
	Las Vegas Valley Water District GO	5.000%	6/1/22	600	625
	Las Vegas Valley Water District GO	5.000%	2/1/24	500	561
	Las Vegas Valley Water District GO	5.000%	6/1/25	800	944
	Las Vegas Valley Water District GO	5.000%	6/1/25	475	560
	Las Vegas Valley Water District GO	5.000%	6/1/27	165	207
[1,2]	Michigan State Hospital Finance Authority Revenue TOB VRDO	0.050%	8/5/21	2,500	2,500
	Nevada GO	5.000%	8/1/25	2,315	2,747
	Nevada GO	5.000%	8/1/26	2,315	2,839
[1,2]	Nevada State Housing Division Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	12,500	12,500
	North Las Vegas NV	3.500%	6/1/22	150	153
	North Las Vegas NV	3.500%	6/1/23	125	130
	North Las Vegas NV	3.500%	6/1/24	120	127
	North Las Vegas NV	3.750%	6/1/25	145	157
	North Las Vegas NV	3.750%	6/1/26	180	197
[5]	North Las Vegas NV GO	5.000%	6/1/24	2,810	3,187
[5]	North Las Vegas NV GO	5.000%	6/1/25	2,950	3,473
[5]	North Las Vegas NV GO	5.000%	6/1/26	3,095	3,760
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/25	500	584
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/26	500	603
[5]	Reno NV Hotel Occupancy Tax Revenue	5.000%	6/1/27	700	870
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/22	335	346
	Reno NV Sales Tax Revenue	5.000%	6/1/23	455	485
[5]	Reno NV Sales Tax Revenue	5.000%	6/1/23	355	382
	Reno NV Sales Tax Revenue	5.000%	6/1/24	250	275
	Reno NV Sales Tax Revenue	5.000%	6/1/25	485	548
	Warren County OH Electric Power & Light Revenue PUT	3.000%	6/1/22	9,890	10,116
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/24	300	336
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/25	350	408
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/26	865	1,042
	Washoe County NV Fuel Sales Tax Revenue	5.000%	2/1/27	375	465
					309,854
New Hampshire (0.1%)
	Manchester NH General Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	6,820	6,954
	New Hampshire Business Finance Authority Electric Power & Light Revenue PUT	2.800%	10/2/23	5,480	5,730
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	270	309
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	250	291
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	290	335
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	300	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.020%	8/2/21	4,530	4,530
	New Hampshire Health and Education Facilities Authority Act College & University Revenue VRDO	0.030%	8/2/21	16,590	16,590
	New Hampshire Health and Education Facilities Authority Act College & University Revenue, ETM	5.000%	1/1/24	1,015	1,133
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,250	1,260
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	565	591
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,070	2,162
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	925	977
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	437
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/23	2,355	2,521
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,675	1,842
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,910	2,160
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	10/1/25	1,810	2,031
					50,198
New Jersey (4.6%)
	Atlantic City NJ GO	5.000%	11/1/21	3,020	3,038
	Atlantic City NJ GO	5.000%	12/1/21	2,405	2,424
[3]	Atlantic City NJ GO	5.000%	3/1/23	600	643
[5]	Atlantic City NJ GO	5.000%	3/1/23	1,250	1,340
	Atlantic City NJ GO	5.000%	12/1/23	370	389
[3]	Atlantic City NJ GO	5.000%	3/1/24	300	335
[5]	Atlantic City NJ GO	5.000%	3/1/24	1,300	1,450
[3]	Atlantic City NJ GO	5.000%	3/1/25	800	925
[5]	Atlantic City NJ GO	5.000%	3/1/25	750	867
[5]	Atlantic City NJ GO	5.000%	3/1/26	1,115	1,332
[3]	Atlantic County NJ GO	3.000%	10/1/22	810	837
	Bergen County Improvement Authority Miscellaneous Revenue	3.000%	8/15/22	4,000	4,115
	Bergen County NJ BAN GO	2.000%	11/10/21	15,000	15,080
	Bergen County NJ GO	2.000%	6/1/24	460	483
	Bergen County NJ GO	3.000%	12/1/24	2,565	2,798
	Bergen County NJ GO	2.000%	6/1/25	460	489
	Bergen County NJ GO	3.000%	12/1/25	3,865	4,304
	Bergen County NJ GO	3.000%	12/1/26	2,110	2,391
	Bergen County NJ Washington Township BAN GO	1.000%	7/29/22	6,231	6,283
	Bordentown Township NJ BAN GO	1.500%	8/20/21	8,253	8,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bordentown Township NJ BAN GO	1.500%	9/28/21	4,452	4,461
	Bridgewater Township NJ BAN GO	2.000%	8/4/21	9,560	9,560
[5]	Buena Regional School District GO	2.000%	6/1/26	1,050	1,112
[5]	Buena Regional School District GO	2.000%	6/1/27	1,375	1,459
[5]	Buena Regional School District GO	2.000%	6/1/28	1,400	1,483
[5]	Buena Regional School District GO	2.000%	6/1/29	1,425	1,493
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/24	450	496
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/25	550	624
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/26	975	1,178
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/27	615	766
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	5.000%	4/1/28	410	523
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue (Governmental Leasing Program)	2.000%	11/11/21	12,500	12,568
	Camden County Improvement Authority College & University Revenue	5.000%	12/1/22	1,120	1,189
[3]	Camden County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/27	2,600	3,247
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/22	2,295	2,351
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/26	3,715	4,130
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health System Project)	5.000%	2/15/27	2,000	2,220
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,055	1,171
	Camden County Improvement Authority Lease (Appropriation) Revenue	3.000%	1/15/26	500	544
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/25	550	638
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/26	1,010	1,213
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	5.000%	1/15/27	500	619
	Carteret Borough NJ BAN GO	1.250%	6/3/22	14,600	14,729
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/22	2,885	3,021
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/23	535	579
[7]	Cedar Grove Township NJ BAN GO	1.250%	7/12/22	10,943	11,058
	Cherry Hill Township NJ BAN GO	2.000%	10/27/21	1,700	1,708
	Cliffside Park Borough NJ BAN GO	1.500%	9/30/21	2,755	2,761
	Cranford Township NJ BAN GO	1.500%	10/22/21	4,850	4,864
	Cranford Township NJ BAN GO	1.000%	6/24/22	4,850	4,888
	Denville Township NJ BAN GO	1.500%	10/8/21	3,551	3,559
	Dover NJ BAN GO	1.250%	5/26/22	5,170	5,214
	East Hanover Township NJ BAN GO	1.500%	8/13/21	7,000	7,002
[5]	East Orange NJ GO	4.000%	9/15/26	525	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Edison Township NJ GO	0.300%	1/13/22	46,580	46,619
[2]	Essex County Improvement Authority Recreational Revenue VRDO	0.030%	8/5/21	7,415	7,415
[7]	Freehold Borough NJ BAN GO	1.000%	8/4/22	5,600	5,640
[3]	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	1,095	1,162
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/22	1,225	1,279
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	0.600%	3/1/24	1,160	1,161
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/24	1,250	1,439
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/25	1,835	2,186
[5]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/26	3,580	4,395
[7]	Gloucester Township NJ BAN GO	1.000%	8/2/22	3,950	3,980
	Hackensack NJ BAN GO	1.500%	9/2/21	8,039	8,047
	Hoboken NJ BAN GO	1.000%	3/1/22	13,500	13,570
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/25	850	975
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/27	1,050	1,325
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	5.000%	10/1/28	1,000	1,294
	Hudson County NJ GO	3.000%	11/15/23	3,495	3,719
	Hudson County NJ GO	3.000%	11/15/24	3,525	3,841
	Hudson County NJ GO	3.000%	11/15/25	2,205	2,452
	Hudson County NJ GO	3.000%	11/15/26	3,960	4,480
	Hudson County NJ GO	3.000%	11/15/27	4,530	5,202
	Hudson County NJ GO	3.000%	11/15/28	9,000	10,463
[1,2]	Inspira Health Obligated Group Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	6,975	6,975
	Lyndhurst Township NJ GO	0.750%	9/8/21	4,000	4,002
	Maplewood Township NJ GO	3.000%	4/1/25	1,240	1,356
	Maplewood Township NJ GO	3.000%	4/1/26	1,195	1,329
	Mendham NJ GO	1.250%	5/5/22	3,500	3,529
	Mercer County NJ Lawrence Township BAN GO	1.000%	6/10/22	4,788	4,821
[7]	Middlesex County NJ Monroe Township GO	4.000%	1/15/22	480	484
[7]	Middlesex County NJ Monroe Township GO	4.000%	1/15/23	765	800
[7]	Middlesex County NJ Monroe Township GO	4.000%	1/15/24	775	839
[7]	Middlesex County NJ Monroe Township GO	4.000%	1/15/25	780	870
	Middlesex County NJ Monroe Township GO	4.000%	5/1/25	300	340
[7]	Middlesex County NJ Monroe Township GO	4.000%	1/15/26	535	613
[7]	Middlesex County NJ Monroe Township GO	4.000%	1/15/27	1,070	1,254
[7]	Middlesex County NJ Monroe Township GO	4.000%	1/15/28	425	507
	Morris County NJ GO	3.000%	2/1/25	1,495	1,638
	Morris County NJ GO	3.000%	2/1/26	3,405	3,798
	Morris County NJ GO	3.000%	2/1/27	3,160	3,576
	Mount Laurel Township NJ BAN GO	1.000%	2/18/22	4,835	4,858

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/21	175	176
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/22	700	735
	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/23	725	793
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/24	450	513
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/25	450	531
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/26	1,250	1,519
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/22	115	120
	New Jersey Building Authority Lease (Appropriation) Revenue	5.000%	6/15/23	160	174
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	150	150
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	5,000	5,093
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	830	853
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	65,370	68,089
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	3,055	3,182
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	10,000	10,416
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	90	94
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/22	4,400	4,552
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	7,750	8,441
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	6,395	6,965
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	16,000	17,427
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	115	125
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/23	7,000	7,639
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,790	1,924
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	1,770	2,004
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	140	158
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.000%	7/1/24	2,705	2,917
[8]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	1,790	2,044
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	11,345	12,196
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	340	398
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	235	275
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/25	15,000	18,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	2,650	2,848
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	5,550	6,324
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	13,785	16,109
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	555	669
[9]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	15,000	18,696
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	5,555	5,967
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	270	305
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	410	507
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	1,930	2,420
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/28	500	632
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/29	500	564
[5]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/22	2,000	2,049
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/23	2,800	3,041
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/24	1,130	1,278
[5]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/25	1,105	1,294
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/22	7,775	8,181
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/23	12,000	13,231
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	12,000	13,735
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	23,000	27,205
[1]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,442
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,315	1,349
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,880	1,978
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	385	394
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	1,000	1,012
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	870	922
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/23	4,000	4,357
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	1,500	1,657
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/24	4,000	4,528
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	5,000	5,726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	2,500	2,926
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	595	681
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	180	219
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/24	2,945	3,334
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/25	8,200	9,598
[1,2]	New Jersey Economic Development Authority Lease Revenue TOB VRDO	0.050%	8/5/21	7,500	7,500
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/23	500	519
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/24	1,150	1,221
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/25	1,950	2,112
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/27	1,000	1,125
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	1,125	1,156
	New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	1,300	1,336
	New Jersey Economic Development Authority Private Schools Revenue (Lawrenceville School Project) VRDO	0.010%	8/2/21	2,000	2,000
	New Jersey Economic Development Authority Revenue (St. Police Barracks Project)	5.000%	6/15/23	200	218
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/23	465	506
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	4,920	5,572
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/25	4,000	4,525
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,075	3,366
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/23	3,955	4,325
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	1,090	1,240
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/24	250	283
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,685	1,977
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	3,000	3,498
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	1,790	2,102
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	540
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	100	117
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,885	3,475

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	1,375	1,662
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	2,500	3,028
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	685	829
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	165	200
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	625	705
[5]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	1,000	1,243
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	575	649
[3]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	500	602
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	2,000	2,385
	New Jersey Educational Facilities Authority College & University Revenue VRDO	0.010%	8/4/21	4,285	4,285
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/22	730	763
	New Jersey Educational Facilities Authority College & University Revenue, ETM	5.000%	7/1/23	1,000	1,094
	New Jersey GO	5.250%	8/1/22	510	536
	New Jersey GO	4.000%	6/1/23	19,680	21,047
	New Jersey GO	5.000%	6/1/24	15,000	16,999
	New Jersey GO	5.000%	6/1/25	15,000	17,642
	New Jersey GO	5.000%	6/1/26	21,710	26,400
	New Jersey GO	5.000%	6/1/27	33,745	42,284
	New Jersey GO	2.000%	6/1/28	17,990	19,133
	New Jersey GO	5.000%	6/1/28	26,650	34,290
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/21	2,110	2,126
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/22	1,500	1,583
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/24	3,380	3,870
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/27	2,500	3,116
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,215	2,309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	300	313
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,270	1,326
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,500	1,567
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	700	731
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	3,000	3,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	955	1,036
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	240	262
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,640	1,791
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	4,095	4,278
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,000	2,186
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,000	3,402
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	300	340
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,030	1,174
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,500	2,843
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,900	1,984
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	1,105	1,253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	250	294
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,248
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,125	2,506
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,380	2,803
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,400	2,913
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,605	3,149
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,170	2,653
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	4,400	5,357
[5]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,800	2,119
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,605	2,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	615	684
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,000	1,197
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/28	500	547
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	593
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/25	15,000	17,627
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/26	11,590	14,047
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	8,845	8,845
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	8,540	8,540
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	14,765	14,765
[2]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	7,430	7,430
	New Jersey Health Care Facilities Financing Authority Lease Revenue	5.000%	9/15/24	8,000	8,795
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/24	2,750	3,165
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/25	4,950	5,871
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	5.000%	12/1/26	3,500	4,256
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	5,795	6,095
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/21	2,425	2,432
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.350%	12/1/22	2,650	2,690
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.500%	5/1/23	3,085	3,143
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/48	15,555	17,505
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	12,605	14,053
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (Riverside Senior Apartments Project) PUT	1.350%	6/1/22	1,625	1,640
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	1.500%	9/1/21	3,400	3,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	0.750%	6/1/22	3,000	3,013
	New Jersey Rutgers State University College & University Revenue VRDO	0.020%	8/2/21	6,100	6,100
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/21	2,000	2,007
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/22	3,250	3,407
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/23	5,560	6,109
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/24	11,560	13,183
	New Jersey Sports & Exposition Authority Appropriations Revenue	5.000%	9/1/25	1,465	1,728
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/23	750	787
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/24	750	816
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	1,000	1,171
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	3,375	3,801
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,616
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	3,000	3,479
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	4,000	4,952
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	9,000	10,716
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	6,500	8,221
[7]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	11,685	14,185
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	970	988
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	9,335	9,724
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	10,050	10,469
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	3,750	4,008
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	5,465	5,841
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,125	1,204
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	4,175	4,481
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	10,585	11,521
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	9,000	9,795
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,675	1,862
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	240	269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,430	1,598
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	7,265	8,228

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	5,365	6,188
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	4,770	5,502
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,660	2,557
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	14,000	16,669
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	3,345	3,983
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	1,565	1,478
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	10,245	9,624
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	13,250	16,207
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	25,900	31,202
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,275	8,712
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	150	180
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,640	1,483
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,805	1,620
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	2,890	3,010
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	2,500	2,723
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/24	75	85
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	1,110	1,208
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/26	190	216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	250	260
[8]	New Jersey Transportation Trust Fund Authority Miscellaneous Revenue	5.750%	6/15/23	4,000	4,413
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/21	7,845	7,990
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/21	2,500	2,549
[9]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/22	1,135	1,213
[8]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	22,000	23,590
[5]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.250%	12/15/23	4,315	4,826
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	246
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	855	818
[11,17]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/27	795	747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9,11]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/28	1,240	1,142
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.060%	8/5/21	11,950	11,950
[1,2,3]	New Jersey Transportation Trust Fund Authority Transportation Program Appropriations Revenue TOB VRDO	0.050%	8/6/21	6,720	6,720
[1,2]	New Jersey Transportation Trust Fund Authority Transportation Program General Fund Revenue TOB VRDO	0.050%	8/6/21	19,335	19,335
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	5,185	6,002
[9]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,335	1,568
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	6,060	7,334
[1,2,5]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.080%	8/5/21	3,250	3,250
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.140%	8/5/21	6,665	6,665
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	8/5/21	12,000	12,000
[1,2]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.170%	8/5/21	4,000	4,000
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.550%	8/1/21	3,495	3,499
[4]	New Jersey Turnpike Authority Highway Revenue, 70% of 1M USD LIBOR + 0.480%	0.550%	8/1/21	4,530	4,535
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,550	1,658
	Newark Board of Education GO	5.000%	7/15/22	75	78
	Newark Board of Education GO	5.000%	7/15/23	150	164
	Newark Board of Education GO	5.000%	7/15/24	250	284
[3]	Newark Board of Education GO	5.000%	7/15/25	125	147
[3]	Newark Board of Education GO	5.000%	7/15/26	150	182
[3]	Newark Board of Education GO	5.000%	7/15/27	375	468
[3]	Newark Board of Education GO	5.000%	7/15/28	350	448
	Newark NJ GO	5.000%	10/1/21	230	232
	Newark NJ GO	5.000%	10/1/21	250	252
	Newark NJ GO	5.000%	10/1/22	850	891
	Newark NJ GO	5.000%	10/1/22	580	608
[5]	Newark NJ GO	5.000%	10/1/23	1,000	1,095
[5]	Newark NJ GO	5.000%	10/1/23	275	301
[5]	Newark NJ GO	5.000%	10/1/24	1,000	1,136
[5]	Newark NJ GO	5.000%	10/1/24	325	369
[5]	Newark NJ GO	5.000%	10/1/25	1,000	1,173
[5]	Newark NJ GO	5.000%	10/1/25	300	352
[5]	Newark NJ GO	5.000%	10/1/26	1,750	2,114
[5]	Newark NJ GO	5.000%	10/1/27	1,000	1,240
[5]	Newark NJ GO	5.000%	10/1/28	2,000	2,531
[8]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	9,000	8,714
	Ocean City NJ GO	4.000%	9/15/26	2,855	3,370
	Paramus Borough NJ GO	1.000%	4/29/22	10,000	10,062
[3,7]	Perth Amboy NJ GO	5.000%	3/15/23	300	317
[3,7]	Perth Amboy NJ GO	5.000%	3/15/24	250	274
[3,7]	Perth Amboy NJ GO	5.000%	3/15/25	250	284

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,7]	Perth Amboy NJ GO	5.000%	3/15/26	250	293
[3]	Perth Amboy NJ GO	3.000%	3/15/27	1,500	1,690
[3,7]	Perth Amboy NJ GO	5.000%	3/15/27	500	603
[3]	Perth Amboy NJ GO	3.000%	3/15/28	2,400	2,733
[3,7]	Perth Amboy NJ GO	5.000%	3/15/28	555	685
[3]	Perth Amboy NJ GO	4.000%	3/15/29	1,215	1,487
[3]	Plainfield Board of Education GO	5.000%	8/1/26	2,115	2,559
	Princeton NJ GO	2.000%	8/15/24	1,490	1,571
	Rahway NJ BAN GO	1.000%	7/28/22	8,680	8,751
	Readington Township NJ GO	1.000%	4/28/22	7,175	7,221
	Scotch Plains Township NJ BAN GO	1.500%	12/3/21	4,320	4,338
[7]	Secaucus NJ BAN GO	1.000%	8/5/22	14,380	14,498
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/21	850	859
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	5,200	5,498
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	895	946
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/23	935	1,035
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/24	485	558
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/25	530	631
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	215	246
[5]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/26	1,090	1,338
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,500	4,767
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,400	3,602
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,119
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,500	3,639
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	3,025	3,288
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	8,285	9,377
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	11,140	13,080
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,500	1,821
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	3.200%	6/1/27	6,605	6,769
	Toms River Board of Education GO	2.000%	7/15/27	1,810	1,910
[5]	Trenton NJ GO	4.000%	7/15/22	2,080	2,155
[5]	Trenton NJ GO	4.000%	7/15/23	1,555	1,671
[5]	Trenton NJ GO	5.000%	8/1/23	705	772
[5]	Trenton NJ GO	5.000%	8/1/24	695	792
[5]	Trenton NJ GO	5.000%	8/1/25	1,650	1,951
[5]	Trenton NJ GO	2.000%	7/15/26	2,135	2,277
[5]	Trenton NJ GO	2.000%	7/15/27	1,080	1,159
[5]	Trenton NJ GO	2.000%	7/15/28	1,090	1,174
[5]	Union City NJ GO	2.250%	8/1/26	500	530
	Union County NJ GO	5.000%	2/15/22	6,275	6,441
	Union Township Board of Education GO	5.000%	1/1/23	555	593
	Union Township Board of Education GO	5.000%	1/1/24	555	618
	Union Township Board of Education GO	5.000%	1/1/25	550	636

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Township Board of Education GO	5.000%	1/1/26	525	627
	Union Township Board of Education GO	5.000%	1/1/27	1,045	1,286
	Union Township Board of Education GO	5.000%	1/1/28	1,035	1,306
	Union Township Board of Education GO	5.000%	1/1/29	1,010	1,305
	Verona Township Board of Education GO	2.000%	3/1/25	1,250	1,312
	Verona Township Board of Education GO	2.000%	3/1/26	1,450	1,530
	Verona Township Board of Education GO	2.000%	3/1/27	1,500	1,586
	Verona Township NJ BAN GO	4.000%	10/29/21	7,994	8,068
[5]	Vineland NJ GO	3.000%	10/1/27	1,225	1,384
[5]	Vineland NJ GO	3.000%	10/1/28	585	655
	Winslow Township NJ BAN GO	1.500%	9/22/21	3,861	3,868
	Woolwich Township NJ BAN GO	1.500%	6/1/22	11,100	11,226
					1,751,582
New Mexico (0.9%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	225	236
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/22	925	970
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	150	164
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/23	1,150	1,261
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	125	143
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/24	500	571
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/25	210	249
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/26	125	153
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	400	501
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/28	375	481
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/22	3,750	3,910
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	40,060	43,719
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	4,000	4,550
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/25	9,205	10,872
[7]	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	15,000	19,328
[7]	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	10,000	13,195
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/24	2,000	2,277
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	1,160	1,372
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/25	4,000	4,729
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/26	3,000	3,665
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/27	3,000	3,775
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/28	3,400	4,387
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/23	110	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/25	1,475	1,742
	New Mexico Finance Authority Lease Revenue (Senior Lien Public Project)	5.000%	6/1/26	3,385	4,131
	New Mexico Finance Authority Miscellaneous Taxes Revenue	4.000%	6/15/25	13,765	14,225
	New Mexico GO	5.000%	3/1/27	17,725	22,139
	New Mexico GO	5.000%	3/1/28	7,105	9,127
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	1,640	1,640
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	225	234
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	300	325
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	500	562
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	500	581
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,160	1,388
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,500	1,840
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	9,615	11,311
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	9,980	9,980
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	77,100	89,618
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	1,200	1,254
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/27	32,185	40,595
	Santa Fe County NM GO	4.000%	7/1/25	1,625	1,859
	Santa Fe NM Health, Hospital, Nursing Home Revenue	2.250%	5/15/24	300	301
					333,480
New York (17.1%)
	Albany County NY GO	5.000%	11/1/22	965	1,024
	Albany NY BAN GO	3.000%	3/25/22	30,000	30,566
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/21	500	503
	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/22	1,000	1,048
[5]	Amherst Development Corp. Local or Guaranteed Housing Revenue	5.000%	10/1/24	1,000	1,134
	Amityville Union Free School District BAN GO	1.000%	6/17/22	34,112	34,379
	Battery Park City Authority Miscellaneous Revenue VRDO	0.030%	8/5/21	54,100	54,100
	Bethlehem Central School District BAN GO	1.000%	6/28/22	13,496	13,604

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	529
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	600	662
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	2,275	2,377
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/23	3,720	4,057
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	2,130	2,416
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	3,000	3,529
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/27	4,500	5,530
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/28	2,350	2,868
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	750	903
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,000	1,239
[5]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	2,570	3,268
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,355	1,372
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	2,105	2,377
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	650	758
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/22	200	206
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/24	120	132
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/25	130	146
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/26	100	115
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/27	100	117
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/28	100	119
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/29	220	259
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	350	398
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/22	910	938
	Build NYC Resource Corp. Miscellaneous Revenue, Prere.	3.250%	8/1/25	460	511
	Carmel Central School District BAN GO	1.000%	6/16/22	9,420	9,491
	Delaware County NY BAN GO	1.000%	5/25/22	9,900	9,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/25	920	1,062
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/27	1,000	1,216
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/22	865	900
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/23	500	541
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/24	1,360	1,524
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	430	513
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	607
	Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/29	625	683
	East Islip Union Free School District BAN GO	1.000%	6/28/22	35,076	35,357
	East Syracuse-Minoa Central School District BAN GO	1.000%	6/29/22	18,500	18,649
	Enlarged City School District of the City of Troy BAN GO	1.500%	6/9/22	10,500	10,620
	Erie County Industrial Development Agency Lease (Non-Terminable) Revenue (City School District Buffalo Project)	5.000%	5/1/27	2,000	2,508
	Erie County Industrial Development Agency Lease Revenue (City School District Buffalo Project)	5.000%	5/1/28	720	857
	Falconer Central School District BAN GO	1.500%	6/9/22	9,373	9,481
	Garden City NY BAN GO	1.000%	2/18/22	10,500	10,555
[2]	Geneva Industrial Development Agency College & University Revenue VRDO	0.040%	8/5/21	12,500	12,500
	Grand Island NY BAN GO	1.500%	10/8/21	12,000	12,029
	Greece Central School District BAN GO	1.000%	6/29/22	10,000	10,079
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/25	630	690
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/28	300	376
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	790	859
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/27	750	941
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	5.000%	7/1/28	845	1,087
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/22	265	276
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	1,435	1,558
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/23	275	299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/24	290	326
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	1,575	1,830
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/25	305	354
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	320	383
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	335	412
	Lancaster Central School District BAN GO	1.000%	6/10/22	7,250	7,305
	Liverpool Central School District BAN GO	1.000%	6/24/22	20,195	20,355
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/21	220	221
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	750	790
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/22	2,065	2,174
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/24	750	860
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	18,750	18,995
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	11,630	12,239
[5]	Long Island Power Authority Electric Power & Light Revenue	0.000%	12/1/26	2,375	2,236
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	450	473
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	47,500	49,100
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	45,875	46,139
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	1,295	1,300
	Long Island Power Authority Electric Power & Light Revenue, ETM	5.000%	9/1/21	780	783
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/21	175	177
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	125	144
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/24	440	507
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	770	919
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	235	277
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,100	1,353
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	1,400	1,708
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	1,270	1,568
	Metropolitan Transportation Authority Fuel Sales Tax Revenue BAN	5.000%	3/1/22	88,665	91,108
[4]	Metropolitan Transportation Authority Fuel Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	6/1/22	4,555	4,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,275	1,354
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	800	849
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	380	403
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,360	3,564
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	10,000	10,291
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	1,000	1,060
[2]	Metropolitan Transportation Authority Transit Fuel Sales Tax Revenue VRDO	0.030%	8/5/21	28,770	28,770
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	555	562
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	310	314
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	600	608
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	145	147
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	334
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	330	334
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,455	2,605
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	5,220	5,539
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,670	1,772
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,240	1,316
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	1,685	1,788
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	200	212
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	3,280	3,480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	37,810	41,815
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,715	1,897
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	600	663
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	875	968
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	550	584
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,015	5,315
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	510	586
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,250	1,436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	32,000	36,760
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	5,795	6,653

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,580	1,815
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,850	2,125
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	16,010	16,941
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,685	3,908
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,680	3,183
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,640	3,135
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	25,440	30,214
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,275	1,514
Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/26	12,105	12,777
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	21,430	22,653
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,580	1,934
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	350	428
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	455	557
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	9,075	11,111
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	250	306
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	1,775	2,105
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	3,225	3,407
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,415	1,774
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,830	1,931
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	29,640	31,273
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,075	3,244
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	10,180	10,740
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	4,175	4,405
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,195	1,246
Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/21	60,800	61,027
Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	28,395	28,919
Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	93,025	96,487
Metropolitan Transportation Authority Transit Revenue BAN	5.000%	9/1/22	15,705	16,509
Metropolitan Transportation Authority Transit Revenue BAN	5.000%	2/1/23	61,230	65,564
Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/22	42,760	45,166

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	22,020	24,756
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	20,000	22,862
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	28,590	32,700
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	3,110	3,132
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	0.584%	4/1/24	8,745	8,807
[4,5]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.800%	0.834%	4/1/26	2,500	2,546
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.450%	2/1/25	9,500	9,394
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	11/15/22	11,575	11,524
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.520%	3/1/22	14,750	14,730
[4]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	0.364%	4/1/24	11,000	11,006
[1,2]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.070%	8/6/21	4,000	4,000
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/2/21	37,655	37,655
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.020%	8/5/21	2,215	2,215
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	15,465	15,465
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	45,460	45,460
[2]	Metropolitan Transportation Authority Transit Revenue VRDO	0.030%	8/5/21	15,254	15,255
	Middletown City School District BAN GO	1.500%	12/2/21	12,500	12,556
	Monroe County Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	225	259
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/23	300	325
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/26	500	604
	Monroe County Industrial Development Corp. Lease (Appropriation) Revenue	5.000%	5/1/27	500	621
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/24	1,420	1,601
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/25	1,700	1,988
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	720	852
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/25	400	474
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	480	502
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,017
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,100	1,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,217
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/25	450	533
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/26	610	745
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/27	400	504
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/28	800	1,032
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	240	244
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	240	255
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	335	371
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	900	1,034
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	500	593
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,105	1,350
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,700	2,131
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	445	570
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	500	522
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	550	600
	Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,000	3,398
	Nassau County NY GO	5.000%	1/1/22	9,745	9,943
[5]	Nassau County NY GO	5.000%	7/1/25	1,860	2,195
[5]	Nassau County NY GO	5.000%	7/1/26	1,000	1,220
	Nassau County NY GO, Prere.	5.000%	4/1/24	1,000	1,128
	Nassau County NY Industrial Development Agency College & University Revenue VRDO	0.030%	8/2/21	5,250	5,250
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	3,500	3,500
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,110	3,258
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	2,400	2,627

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,660	3,029
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	3,765	4,436
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	5,925	7,200
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	9,405	11,740
	Nassau Health Care Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	2,290	2,932
	New Rochelle NY GO	1.500%	2/24/22	2,000	2,014
	New Rochelle NY GO BAN	1.000%	2/24/22	6,000	6,032
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/24	320	342
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	450	504
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/25	735	830
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	2,155	2,508
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/26	2,560	2,854
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	2,295	2,764
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/27	2,500	2,967
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,750	3,413
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/28	5,000	6,052
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/28	4,750	6,052
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	1,915	2,496
[2]	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	27,305	27,305
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	0.200%	5/1/22	1,350	1,350
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	17,250	17,367
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.350%	7/1/22	3,800	3,813
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/25	1,500	1,629
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	13,065	13,973
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.000%	12/31/21	2,385	2,395
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.230%	4/29/22	1,000	1,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.750%	7/3/23	17,205	17,300
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.100%	7/3/23	1,750	1,766
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	42,775	44,219
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.750%	12/29/23	4,450	4,600
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.100%	5/1/24	13,895	13,980

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	11/1/24	500	502
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	1.125%	11/1/24	7,655	7,701
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	8,275	8,323
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	8,000	8,035
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	5,000	5,031
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	14,720	14,720
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	3,500	3,500
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/4/21	20,560	20,560
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/4/21	31,775	31,775
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	18,955	18,955
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	24,500	24,500
[2]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	21,820	21,820
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	15,000	15,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	5,180	5,180
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/24	635	708
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/25	580	672
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/26	585	700
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/27	1,500	1,851
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/28	1,250	1,583
[5]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/29	1,500	1,945
[13]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/26	5,000	4,787
[1,2]	New York City NY GO TOB VRDO	0.040%	8/2/21	31,135	31,135
[1,2]	New York City NY Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.050%	8/5/21	1,600	1,600
[1,2]	New York City NY Transitional Finance Authority Building Aid Income Tax Revenue TOB VRDO	0.050%	8/5/21	3,270	3,270
[1,2]	New York City NY Transitional Finance Authority Income Tax Revenue TOB VRDO	0.050%	8/5/21	3,940	3,940
[1,2]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.040%	8/5/21	58,925	58,925

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/22	4,585	4,801
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	825	989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	9,015	9,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	7,990	8,087
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	125	133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	6,040	6,412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	4,000	4,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/24	1,200	1,229
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5,570	6,375
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	575	624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	8,500	9,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	1,640	1,680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	12,500	14,984
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/26	570	664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/26	500	560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	2,000	2,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,325	10,323
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	12,000	14,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	9,425	11,687
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	8,875	11,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/27	100	114
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/27	2,300	2,740
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/27	1,090	1,306
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	3,500	4,423
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	2,000	2,527
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	765	829
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	12,505	15,911
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	13,280	16,897
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,000	2,545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	5,000	6,362

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/28	735	847
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	1,140	1,459
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/28	2,000	2,577
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	2,460	2,807
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	25,140	32,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,775	4,895
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	3,000	3,890
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	8,605	11,228
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	645	684
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	1,225	1,396
[1,2]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.040%	8/5/21	9,255	9,255
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	6,420	6,420
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	3,200	3,200
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/2/21	7,600	7,600
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/2/21	12,825	12,825
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/2/21	2,800	2,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.030%	8/2/21	47,575	47,575
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.020%	8/4/21	9,300	9,300
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.040%	8/5/21	28,405	28,405
[1,2]	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue TOB VRDO	0.040%	8/2/21	25,100	25,100
[4]	New York City Trust for Cultural Resources Miscellaneous Revenue PUT, SIFMA Municipal Swap Index Yield + 0.500%	0.070%	2/14/22	4,125	4,125
[2]	New York City Trust for Cultural Resources Miscellaneous Revenue VRDO	0.020%	8/5/21	4,570	4,570
	New York City Trust for Cultural Resources Recreational Revenue	5.000%	12/1/26	1,750	2,149
	New York City Water & Sewer System Sewer Revenue VRDO	0.030%	8/2/21	4,400	4,400
	New York City Water & Sewer System Water Revenue	5.000%	6/15/26	20,050	23,295

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/27	16,650	20,011
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	6,480	8,015
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	5,600	5,600
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	4,425	4,425
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	20,535	20,535
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/2/21	12,960	12,960
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	16,160	16,160
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	17,035	17,035
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	38,415	38,415
[2]	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/2/21	16,010	16,010
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	13,900	13,900
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	56,810	56,810
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	32,435	32,435
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	4,060	4,060
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	12,030	12,030
	New York City Water & Sewer System Water Revenue VRDO	0.020%	8/5/21	3,075	3,075
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/5/21	4,300	4,300
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/5/21	9,865	9,865
	New York City Water & Sewer System Water Revenue VRDO	0.030%	8/5/21	6,185	6,185
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/21	2,825	2,861
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	2,615	2,760
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/23	525	582
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	4,500	5,181
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/24	1,040	1,190
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/27	160	190
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,250	1,481
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.000%	6/1/25	845	991
[1,2]	New York Liberty Development Corp. Industrial Revenue TOB VRDO	0.100%	8/5/21	13,330	13,330
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	5,000	5,075
[1,2]	New York Liberty Development Corp. Port, Airport & Marina Revenue TOB VRDO	0.090%	8/5/21	27,435	27,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York Local or Guaranteed Housing Revenue	3.250%	10/1/50	6,000	6,614
	New York Mortgage Agency Local or Guaranteed Housing Revenue	4.000%	4/1/40	2,570	2,774
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.625%	4/1/41	185	189
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/47	8,325	8,901
[2]	New York Mortgage Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	6,000	6,000
	New York NY GO	5.000%	8/1/21	12,195	12,195
	New York NY GO	5.000%	8/1/21	17,280	17,280
	New York NY GO	5.000%	8/1/21	10,000	10,000
	New York NY GO	5.000%	8/1/21	6,240	6,240
	New York NY GO	5.000%	8/1/21	5,890	5,890
	New York NY GO	5.000%	8/1/21	11,990	11,990
	New York NY GO	5.000%	8/1/21	9,150	9,150
	New York NY GO	5.000%	8/1/21	2,025	2,025
	New York NY GO	5.000%	8/1/21	310	310
	New York NY GO	5.000%	8/1/21	19,590	19,590
	New York NY GO	5.000%	8/1/22	14,715	15,438
	New York NY GO	5.000%	8/1/22	7,685	8,063
	New York NY GO	5.000%	8/1/22	1,510	1,584
	New York NY GO	5.000%	8/1/22	41,005	43,020
	New York NY GO	5.000%	8/1/22	4,050	4,249
	New York NY GO	5.000%	8/1/22	12,980	13,618
	New York NY GO	5.000%	8/1/22	6,165	6,468
	New York NY GO	5.000%	8/1/22	5,085	5,335
	New York NY GO	5.000%	8/1/22	23,580	24,739
	New York NY GO	4.000%	8/1/23	1,500	1,504
	New York NY GO	5.000%	8/1/23	1,025	1,099
	New York NY GO	5.000%	8/1/23	2,455	2,695
	New York NY GO	5.000%	8/1/23	10,030	11,011
	New York NY GO	5.000%	8/1/23	20,105	22,070
	New York NY GO	5.000%	8/1/23	14,930	16,390
	New York NY GO	5.000%	8/1/23	31,445	34,519
	New York NY GO	5.000%	8/1/23	21,030	23,086
	New York NY GO	5.000%	8/1/23	1,050	1,153
	New York NY GO	5.000%	8/1/23	890	977
	New York NY GO	5.000%	12/1/23	1,000	1,113
	New York NY GO	5.000%	8/1/24	250	286
	New York NY GO	5.000%	8/1/24	5,565	6,368
	New York NY GO	5.000%	8/1/24	6,330	7,243
	New York NY GO	5.000%	8/1/24	31,170	35,667
	New York NY GO	5.000%	8/1/24	3,335	3,816
	New York NY GO	5.000%	8/1/24	200	229
	New York NY GO	5.000%	8/1/24	44,605	51,040
	New York NY GO	5.000%	8/1/24	1,695	1,858
	New York NY GO	5.000%	8/1/24	1,550	1,699
	New York NY GO	5.000%	8/1/25	1,745	2,030
	New York NY GO	5.000%	8/1/25	22,630	26,871
	New York NY GO	5.000%	8/1/25	49,430	58,693
	New York NY GO	5.000%	8/1/25	2,300	2,731
	New York NY GO	5.000%	8/1/25	1,755	1,925
	New York NY GO	5.000%	8/1/25	4,110	4,508
	New York NY GO	5.000%	8/1/25	3,320	3,942
	New York NY GO	5.000%	8/1/25	3,000	3,562
	New York NY GO	5.000%	8/1/26	3,425	4,204
	New York NY GO	5.000%	8/1/26	5,575	6,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	8/1/26	100	102
	New York NY GO	5.000%	8/1/26	100	119
	New York NY GO	5.000%	8/1/26	1,070	1,313
	New York NY GO	5.000%	8/1/26	3,185	3,909
	New York NY GO	5.000%	8/1/26	28,065	34,447
	New York NY GO	5.000%	8/1/26	13,000	15,956
	New York NY GO	5.000%	8/1/26	3,260	4,001
	New York NY GO	5.000%	8/1/26	1,590	1,668
	New York NY GO	5.000%	8/1/26	400	420
	New York NY GO	5.000%	4/1/27	2,280	2,851
	New York NY GO	5.000%	8/1/27	5,985	6,131
	New York NY GO	5.000%	8/1/27	1,350	1,646
	New York NY GO	5.000%	8/1/27	30,000	37,869
	New York NY GO	5.000%	8/1/27	46,000	58,066
	New York NY GO	5.000%	8/1/27	5,065	6,394
	New York NY GO	5.000%	4/1/28	1,500	1,925
	New York NY GO	5.000%	8/1/28	1,000	1,094
	New York NY GO	5.000%	8/1/28	22,500	29,123
	New York NY GO	5.000%	8/1/28	2,725	3,527
	New York NY GO	5.000%	8/1/30	450	548
	New York NY GO	5.000%	8/1/30	525	597
	New York NY GO PUT	5.000%	2/1/24	30,000	32,743
[6]	New York NY GO PUT	5.000%	12/1/25	2,000	2,343
[1,2]	New York NY GO TOB VRDO	0.050%	8/5/21	6,665	6,665
[1,2]	New York NY GO TOB VRDO	0.050%	8/5/21	4,720	4,720
[1,2]	New York NY GO TOB VRDO	0.050%	8/5/21	8,500	8,500
	New York NY GO VRDO	0.020%	8/2/21	14,895	14,895
	New York NY GO VRDO	0.020%	8/2/21	10,290	10,290
[2]	New York NY GO VRDO	0.020%	8/2/21	10,200	10,200
	New York NY GO VRDO	0.020%	8/2/21	17,665	17,665
	New York NY GO VRDO	0.030%	8/2/21	11,320	11,320
[2]	New York NY GO VRDO	0.030%	8/2/21	1,800	1,800
	New York NY GO VRDO	0.040%	8/2/21	54,645	54,645
	New York NY GO VRDO	0.120%	8/2/21	6,550	6,550
	New York NY GO VRDO	0.120%	8/2/21	7,050	7,050
	New York NY GO VRDO	0.130%	8/2/21	21,000	21,000
[2]	New York NY GO VRDO	0.020%	8/4/21	15,300	15,300
[2]	New York NY GO VRDO	0.010%	8/5/21	19,900	19,900
	New York NY GO VRDO	0.020%	8/5/21	21,590	21,590
[2]	New York NY GO VRDO	0.020%	8/5/21	29,530	29,530
[2]	New York NY GO VRDO	0.020%	8/5/21	7,865	7,865
[2]	New York NY GO VRDO	0.030%	8/5/21	1,245	1,245
	New York NY GO, ETM	5.000%	8/1/21	15	15
	New York NY GO, ETM	5.000%	8/1/21	3,690	3,690
	New York NY GO, ETM	5.000%	8/1/21	3,410	3,410
	New York NY GO, Prere.	5.000%	8/1/22	9,990	10,481
	New York NY GO, Prere.	5.000%	8/1/22	1,000	1,049
	New York NY GO, Prere.	5.000%	8/1/22	8,020	8,414
	New York NY GO, Prere.	5.000%	8/1/22	4,410	4,627
[7]	New York State Bridge Authority Highway Revenue	5.000%	1/1/23	535	567
[7]	New York State Bridge Authority Highway Revenue	5.000%	1/1/24	550	608
[7]	New York State Bridge Authority Highway Revenue	5.000%	1/1/25	500	574
[7]	New York State Bridge Authority Highway Revenue	5.000%	1/1/26	530	630
[7]	New York State Bridge Authority Highway Revenue	5.000%	1/1/27	1,055	1,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York State Bridge Authority Highway Revenue	5.000%	1/1/28	1,080	1,354
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/22	8,500	8,884
	New York State Dormitory Authority Appropriations Revenue	5.000%	7/1/23	6,590	7,204
	New York State Dormitory Authority Appropriations Revenue	4.000%	5/15/28	200	206
[2]	New York State Dormitory Authority Appropriations Revenue VRDO	0.020%	8/5/21	29,475	29,475
	New York State Dormitory Authority College & University Revenue	4.000%	5/1/22	965	991
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/22	450	466
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/22	4,090	4,274
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	2,220	2,427
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	273
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	250	273
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	120	127
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/24	3,625	3,895
	New York State Dormitory Authority College & University Revenue	4.500%	7/1/24	745	803
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	200	228
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	2,000	2,281
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	130	143
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	2,000	2,369
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	371
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	345	405
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	145	165
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/26	2,830	3,032
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	10,355	12,699
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	590	690
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	700	849
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	155	181
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	2,840	3,038
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	1,500	1,870
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	180	224
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	165	198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	1,520	1,786
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	200	255
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	180	221
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,400	2,820
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	200	242
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/22	600	626
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/23	1,145	1,249
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/25	1,040	1,221
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/26	825	997
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/27	125	153
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/28	2,735	3,330
	New York State Dormitory Authority College & University Revenue VRDO	0.020%	8/5/21	21,205	21,205
[2]	New York State Dormitory Authority College & University Revenue VRDO	0.020%	8/5/21	31,075	31,075
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	1,200	1,214
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/22	2,440	2,527
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	1,000	1,035
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,062
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	510	553
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	753
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,500	1,637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,840	2,090
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	2,000	2,267
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	315	368
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,600	1,885
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	4,535	5,318
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	300	357
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	820	954
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	175	212
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	390	469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,240	1,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	300	347
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,000	1,227
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	400	501
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,650	2,998
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	300	371
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	375	477
[14]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	370	469
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	640	810
[1]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,200	1,389
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/22	780	789
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	5,000	5,928
[2]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	51,025	51,025
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	43,255	48,604
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	460	538
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	3,665	4,438
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	895	1,084
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	41,475	50,359
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	30,000	36,426
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	40,000	48,568
	New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/26	940	1,160
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/26	5,705	6,087
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	750	923
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	3,100	3,870
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	980	1,223
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	27,125	33,944
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,000	1,228
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,300	1,649
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	30,000	38,585
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	1,165	1,379
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	6,700	7,767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	15,000	16,864
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	5	6
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	50,985	57,277
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	15,385	17,263
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	12,000	13,529
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	56,870	66,454
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,040	1,213
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	15	18
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	23,175	27,163
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	5,000	5,379
	New York State Dormitory Authority Income Tax Revenue,ETM	5.000%	3/15/24	7,500	8,456
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/24	620	691
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/28	19,710	25,351
[3]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,725	1,738
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,008
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/23	4,495	4,874
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/24	3,250	3,638
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/25	4,275	4,920
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	455	556
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	6,435	7,918
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	1,050	1,321
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	8,630	10,908
[5]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,550	5,899
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	19,425	20,302
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/22	11,525	12,055
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	5,480	5,791
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/22	3,335	3,527
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,460	4,789

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/23	4,575	4,908
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	7,460	8,171
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/23	10,595	11,692
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	4.000%	10/1/24	2,285	2,518
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,000	3,399
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	3,180	3,649
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/24	6,060	6,866
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	2,700	3,161
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School District Bond Financing Program)	5.000%	10/1/25	1,930	2,293
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	4,500	5,539
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	5,000	5,738
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	5,000	5,940
[5]	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/25	3,500	4,172
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/21	1,850	1,865
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/22	1,310	1,385
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/23	1,350	1,493
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/24	1,250	1,439
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/25	900	1,073
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/26	4,070	5,008
[5]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/27	5,250	6,636
[1,2]	New York State Dormitory Authority Personal Income Tax Revenue TOB VRDO	0.050%	8/5/21	10,885	10,885

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,900	2,988
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	42,500	47,945
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	37,485	43,985
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	5,625	6,326
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,735	3,356
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	1,060	1,190
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	8/5/21	3,365	3,365
[1,2]	New York State Dormitory Authority Sales Tax Revenue TOB VRDO	0.050%	8/5/21	1,800	1,800
	New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	5	6
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	3,935	4,249
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	14,000	15,205
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	10,000	10,861
	New York State Energy Research & Development Authority Industrial Revenue PUT	3.000%	7/1/25	23,900	25,958
	New York State Energy Research & Development Authority Natural Gas Revenue PUT	2.625%	7/3/23	30,000	31,171
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,565	1,779
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,150	1,254
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/26	3,185	3,268
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	5/1/22	1,055	1,056
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/22	4,205	4,283
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.375%	11/1/22	1,875	1,876
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/22	2,115	2,176
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/22	8,570	8,846
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.250%	5/1/23	880	881
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	7,500	7,540
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	2,585	2,588
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.450%	5/1/23	1,150	1,151
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.625%	5/1/23	600	601
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.050%	5/1/23	4,175	4,178
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.100%	5/1/23	1,000	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	5/1/23	8,615	8,976
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.500%	11/1/23	1,250	1,251
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	16,025	16,111
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	11/1/23	15,460	15,470
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	11/1/23	1,250	1,251
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/23	5,815	6,132
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.550%	5/1/24	4,310	4,369
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.750%	5/1/24	4,300	4,334
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.700%	11/1/24	4,225	4,247
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.850%	11/1/24	2,625	2,631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.600%	11/1/24	16,695	16,778
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	5/1/25	4,890	4,910
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.950%	5/1/25	3,610	3,631
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	5/1/25	100	106
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.650%	11/1/25	2,000	2,005
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.650%	11/1/25	5,005	5,018
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	14,830	14,858
[14]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	1,890	1,894
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	0.750%	11/1/25	3,000	3,012
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.650%	11/1/25	285	296
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	5/1/26	1,750	1,760
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	1.100%	11/1/26	3,000	3,064
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue PUT	1.875%	11/1/21	175	175
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	8/2/21	1,300	1,300
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	8,960	8,960
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	39,000	39,000
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	6,250	6,250
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	8,600	8,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	14,355	14,355
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	32,855	32,855
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.030%	8/4/21	26,490	26,490
[2]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	0.040%	8/4/21	16,600	16,600
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	2,240	2,285
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	6,250	6,375
	New York State Thruway Authority Highway Revenue	5.000%	1/1/22	190	194
	New York State Thruway Authority Highway Revenue	4.000%	1/1/23	900	949
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,050	1,122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	1,610	1,797
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	5,665	6,323
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	4,865	5,431
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,755	4,356
	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	675	807
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	1,065	1,276
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/26	715	719
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/27	42,515	53,176
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/28	44,910	57,762
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	10,000	13,176
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	25,065	25,829
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,500	4,637
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	45,845	47,243
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	615	693
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	4,220	4,948
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	11,815	13,854
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	3,650	4,280
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	13,500	16,392
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	23,825	29,800
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	8,040	8,663

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	1,020	1,227
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	18,235	23,453
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.040%	8/5/21	15,765	15,765
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	10,855	10,855
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	5,150	5,150
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	5,725	5,725
[1,2]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.050%	8/5/21	18,570	18,570
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.020%	8/5/21	19,800	19,800
	New York State Urban Development Corp. Income Tax Revenue VRDO	0.020%	8/5/21	12,265	12,265
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/21	400	406
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/23	550	611
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/25	1,250	1,494
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/26	675	833
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/28	875	1,134
	North Colonie Central School District BAN GO	1.000%	7/15/22	13,415	13,531
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.070%	8/5/21	11,300	11,300
[1,2]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	8/5/21	27,000	27,000
	Oneida NY GO BAN	1.500%	3/31/22	17,541	17,703
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/22	315	321
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/23	330	352
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/24	345	382
	Onondaga Civic Development Corp. College & University Revenue (Syracuse University Project)	5.000%	12/1/25	950	1,142
	Oyster Bay NY GO	2.000%	3/1/22	950	959
[5]	Oyster Bay NY GO	2.000%	3/1/22	3,895	3,932
[5]	Oyster Bay NY GO	2.000%	3/1/23	4,660	4,780
	Oyster Bay NY GO	4.000%	3/1/23	850	897
	Oyster Bay NY GO	4.000%	3/1/24	850	930
[3]	Oyster Bay NY GO	4.000%	11/1/24	950	1,062
[5]	Oyster Bay NY GO	4.000%	3/1/25	1,145	1,292
[3]	Oyster Bay NY GO	4.000%	11/1/25	750	862
[5]	Oyster Bay NY GO	2.000%	3/1/26	4,945	5,195
[5]	Oyster Bay NY GO	4.000%	3/1/26	920	1,066
[5]	Oyster Bay NY GO	2.000%	3/1/27	5,045	5,312
[5]	Oyster Bay NY GO	4.000%	3/1/27	820	974
[5]	Oyster Bay NY GO	2.000%	3/1/28	5,145	5,416
[5]	Oyster Bay NY GO	4.000%	3/1/28	850	1,029

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Oyster Bay NY GO	2.000%	3/1/29	5,250	5,475
	Port Authority of New York & New Jersey	0.010%	9/22/21	5,015	5,015
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/15/26	510	580
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/27	220	258
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	675	696
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.040%	8/5/21	8,290	8,290
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.050%	8/5/21	9,160	9,160
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	0.050%	8/5/21	8,475	8,475
[1,2]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue VRDO	0.040%	8/5/21	2,515	2,515
[7]	Port Washington Union Free School District BAN GO	1.000%	8/4/22	33,972	34,259
	Rochester NY BAN GO	2.000%	8/4/21	7,925	7,926
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/21	19,665	19,860
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	620	716
	Salina NY BAN GO	1.500%	6/10/22	7,144	7,227
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/23	600	655
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/25	440	519
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/26	680	829
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/27	485	609
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/28	500	645
	Schoharie County NY BAN GO	1.500%	6/17/22	6,000	6,072
	Skaneateles NY Central School District BAN GO	1.000%	6/29/22	15,431	15,558
[5]	Suffolk County NY GO	4.000%	10/15/21	2,035	2,051
	Suffolk County NY GO	5.000%	11/1/21	7,405	7,483
[5]	Suffolk County NY GO	5.000%	5/15/22	10,310	10,701
[3,7]	Suffolk County NY GO	5.000%	6/15/22	2,950	3,070
	Suffolk County NY GO	5.000%	11/1/22	7,735	8,140
[5]	Suffolk County NY GO	5.000%	5/15/23	10,845	11,763
[3,7]	Suffolk County NY GO	5.000%	6/15/23	3,715	4,039
[3,7]	Suffolk County NY GO	5.000%	6/15/24	2,810	3,179
[5]	Suffolk County NY GO	4.000%	10/15/24	4,640	5,174
[5]	Suffolk County NY GO	5.000%	10/15/24	2,945	3,377
[3,7]	Suffolk County NY GO	5.000%	6/15/25	2,935	3,439
[5]	Suffolk County NY GO	4.000%	10/15/25	4,730	5,415
[3]	Suffolk County NY GO	5.000%	10/15/25	2,260	2,681
[3]	Suffolk County NY GO	5.000%	4/1/26	1,565	1,879
[5]	Suffolk County NY GO	5.000%	5/15/26	7,850	9,458
[3,7]	Suffolk County NY GO	5.000%	6/15/26	2,930	3,536
[5]	Suffolk County NY GO	4.000%	10/15/26	4,820	5,634
[5]	Suffolk County NY GO	5.000%	11/1/26	9,160	11,188

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Suffolk County NY GO	5.000%	5/15/27	3,250	4,030
[3,7]	Suffolk County NY GO	5.000%	6/15/27	5,915	7,344
[5]	Suffolk County NY GO	5.000%	11/1/27	9,615	12,066
[5]	Suffolk County NY GO	5.000%	5/15/28	3,430	4,367
[5]	Suffolk County NY GO	5.000%	11/1/28	1,670	2,149
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/26	400	471
	Tonawanda City School District BAN GO	1.500%	6/16/22	10,194	10,315
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	850	904
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	715	827
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	195	225
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,035	1,122
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	8,415	9,112
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	425	533
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	500	541
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	3,500	4,456
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, 67% of 1M USD LIBOR + 0.500%	0.567%	11/15/21	5,705	5,707
[4]	Triborough Bridge & Tunnel Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.270%	11/15/24	17,010	16,974
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	8/2/21	3,980	3,980
[2]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	0.020%	8/5/21	15,000	15,000
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	9,250	9,714
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	8,180	8,778
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/28	16,205	17,478
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.050%	8/5/21	14,000	14,000
[1,2]	Triborough Bridge & Tunnel Authority New York Highway Revenue TOB VRDO	0.060%	8/5/21	9,950	9,950
[4]	Triborough Bridge & Tunnel Authority Transit Revenue PUT	0.414%	2/1/24	2,690	2,690
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/21	645	645
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/21	2,140	2,148
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/22	1,055	1,106
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	4,115	4,332
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/22	235	247
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,630	1,785
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	4,295	4,720

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/23	335	368
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/24	4,000	4,568
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/25	4,600	5,429
Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/26	150	178
Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	2,325	2,894
Troy NY BAN GO	1.500%	2/4/22	16,000	16,106
Trust for Cultural Resources of The City of New York Miscellaneous Revenue	4.000%	4/1/26	2,090	2,422
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/22	4,000	4,160
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/23	10,000	10,871
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/24	9,675	10,951
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	4,990	6,037
TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,030	2,527
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	1,000	1,115
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	1,045	1,236
Waterloo Central School District BAN GO	1.000%	6/24/22	5,755	5,800
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	1,305	1,379
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,230	1,405
Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	515	606
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/21	4,800	4,858
Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	2,000	2,024
Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	1,610	1,751
				6,525,605
North Carolina (1.1%)
Appalachian State University Appropriations Revenue	5.000%	10/1/23	1,090	1,203
Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/25	200	234
Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/26	465	563
Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/27	605	756
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/22	300	312
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/23	150	163
Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/24	135	153

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/26	300	366
	Buncombe County NC Lease (Appropriation) Revenue	5.000%	6/1/27	125	157
	Cabarrus County NC Lease (Appropriation) Revenue	5.000%	6/1/23	1,000	1,089
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/23	1,175	1,262
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/23	460	503
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/24	630	718
[7]	Charlotte NC COP	5.000%	6/1/25	1,500	1,769
[7]	Charlotte NC COP	5.000%	6/1/26	1,000	1,219
[7]	Charlotte NC COP	5.000%	6/1/27	1,000	1,257
[7]	Charlotte NC COP	5.000%	6/1/28	1,000	1,290
	Charlotte NC GO	5.000%	7/1/27	1,990	2,268
	Charlotte NC GO, Prere.	5.000%	7/1/22	11,140	11,641
	Charlotte NC Water & Sewer System Port, Airport & Marina Revenue	5.000%	7/1/24	1,565	1,784
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,275	4,370
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/23	130	139
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/24	1,875	2,095
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	650	754
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/22	13,000	13,357
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/23	23,000	24,728
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/2/24	9,500	11,005
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/28	6,000	7,810
[4]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	12/1/21	21,000	21,004
[2]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	24,350	24,350
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/22	375	383
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	1/15/23	665	711
	Forsyth County NC GO	4.000%	3/1/28	4,125	5,033
	Guilford County NC GO	5.000%	3/1/25	18,880	22,104
	Guilford County NC GO	5.000%	5/1/25	10,390	12,239
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/22	300	310
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/23	375	402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/24	445	493
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/25	375	428
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/26	1,000	1,220
	Henderson County NC Lease (Appropriation) Revenue	5.000%	6/1/27	1,025	1,290
	Holly Springs NC GO	5.000%	6/1/27	1,000	1,258
	Mecklenburg County NC Appropriations Revenue	5.000%	10/1/21	4,100	4,133
	Moore County NC Appropriations Revenue	5.000%	6/1/24	330	375
	Moore County NC Appropriations Revenue	5.000%	6/1/25	370	436
	Moore County NC Appropriations Revenue	5.000%	6/1/26	390	475
	Moore County NC Appropriations Revenue	5.000%	6/1/27	365	459
	Moore County NC Appropriations Revenue	5.000%	6/1/28	350	452
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/21	3,200	3,225
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/22	1,020	1,076
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/23	1,190	1,310
	New Hanover County NC Health, Hospital, Nursing Home Revenue, ETM	5.000%	10/1/24	2,115	2,422
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/21	125	126
	North Carolina Appropriations Revenue	5.000%	5/1/26	7,585	9,243
	North Carolina Appropriations Revenue	5.000%	5/1/27	4,515	5,676
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/23	250	266
	North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	5/1/24	145	159
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	5/1/26	275	330
	North Carolina Capital Facilities Finance Agency Resource Recovery Revenue	0.120%	9/1/21	3,135	3,135
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	7/1/22	8,500	8,882
	North Carolina GO	5.000%	6/1/26	10,000	12,230
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	2,270	2,335
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/22	3,890	4,001
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	8,500	9,150
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	8,265	9,299
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	12,175	14,235
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	11,205	13,562
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	3,915	5,014
[1,2]	North Carolina Housing Finance Agency Homeownership Revenue TOB VRDO	0.050%	8/5/21	1,200	1,200
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	5,245	5,701
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/50	8,275	9,149

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	5,675	6,220
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	375	377
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,105	1,152
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	900	957
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	3.000%	3/1/23	75	78
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	190	199
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	800	861
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	945	1,039
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,885	2,090
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	110	118
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,111
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	920	1,018
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	1,250	1,409
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,135	2,456
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	255	272
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	130	143
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	205	228
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	2.300%	9/1/25	495	503
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	890	1,001
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,425	1,693
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	245	265
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	125	145
[7]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	220	250
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	700	851
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/26	865	1,010
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,545	1,887
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	565	649
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	750	938
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/27	900	1,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/27	600	718
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.500%	10/1/24	370	373
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Pennbyrn At Maryfield Project)	2.875%	10/1/26	320	323
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT	2.200%	12/1/22	20,250	20,574
[4]	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	2/25/22	10,490	10,490
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	10,025	10,025
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/23	100	107
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	2,510	2,999
[1,2]	North Carolina State Housing Finance Home Ownership Local or Guaranteed Housing Revenue TOB VRDO	0.050%	8/5/21	4,310	4,310
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/22	1,075	1,096
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/23	1,900	2,027
[5]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/24	1,270	1,412
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/25	1,250	1,446
	North Carolina Turnpike Authority Highway Revenue	0.000%	7/1/28	750	633
	Raleigh NC Combined Enterprise System Water Revenue VRDO	0.020%	8/4/21	7,840	7,840
	Raleigh NC GO	5.000%	9/1/25	1,000	1,192
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/23	300	331
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/24	400	459
					408,808
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	4,000	4,008
	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	1/1/38	1,575	1,646
[4]	North Dakota Housing Finance Agency Local or Guaranteed Housing Revenue (Housing Finance Program) PUT, SIFMA Municipal Swap Index Yield + 0.400%	0.420%	2/1/22	2,500	2,500
	West Fargo ND GO	4.000%	5/1/23	500	533
	West Fargo ND GO	4.000%	5/1/25	350	397
	West Fargo ND GO	4.000%	5/1/26	500	580
	West Fargo ND GO	4.000%	5/1/27	425	493
					10,157
Ohio (3.0%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,605	1,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,475	3,603
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	200	236
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	500	607
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	425	516
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	625	779
[2]	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	3,055	3,055
	Akron OH GO	5.000%	12/1/25	1,035	1,191
	Akron OH Income Tax Revenue	4.000%	12/1/24	350	391
	Akron OH Income Tax Revenue	4.000%	12/1/25	400	458
	Akron OH Income Tax Revenue	4.000%	12/1/26	620	725
	Akron OH Income Tax Revenue	4.000%	12/1/27	815	953
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,746
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/21	4,260	4,260
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	300	305
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/22	3,775	3,957
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	400	426
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	9,010	9,872
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	550	611
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	15,770	17,989
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,165	1,346
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	25,070	29,636
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	2,000	2,391
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	2,530	3,118
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	4,000	5,067
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue PUT	5.000%	5/5/22	13,715	14,201
[1,2]	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.150%	8/5/21	3,750	3,750
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/22	3,485	3,613
	Allen County OH Hospital Facilities Revenue Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/4/21	19,250	19,250
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/22	12,035	12,349
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,500	1,745

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	3,050	3,405
American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	14,100	15,705
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/23	3,000	3,222
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/24	3,835	4,299
American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	5.000%	2/15/25	7,020	8,164
American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/23	1,400	1,504
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	540	554
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	425	456
American Municipal Power Inc. Electric Power & Light Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	414
American Municipal Power Inc. Electric Power & Light Revenue PUT	2.300%	2/15/22	23,500	23,537
American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	7,095	7,220
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	1,000	1,016
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	830	883
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	2,210	2,453
Bluffton OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	2,640	3,047
Bowling Green State University College & University Revenue	5.000%	6/1/23	175	190
Bowling Green State University College & University Revenue	5.000%	6/1/24	325	368
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,995
Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	24,250	25,488
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,500	1,723
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,000	1,188
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	3,615	4,422
Butler County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,190	1,494
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	416
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	420	449
Centerville OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	650	714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,005	1,068
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,580	1,746
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	500	573
	Chillicothe OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	950	1,124
	Cincinnati City School District COP	5.000%	12/15/22	1,365	1,456
[1,2,5,12]	Cincinnati City School District GO TOB VRDO	0.050%	8/5/21	5,000	5,000
	Cincinnati OH GO	5.000%	12/1/22	300	319
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/21	335	340
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	420	446
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/22	1,680	1,784
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/23	405	449
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/24	475	547
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue	5.000%	11/15/25	200	239
[5]	Cleveland Department of Public Utilities Division of Public Power Electric Power & Light Revenue, ETM	5.000%	11/15/22	305	324
	Cleveland Department of Public Utilities Division of Water Revenue	5.000%	1/1/23	2,080	2,224
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	3,270	3,336
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	450	459
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,850	1,977
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/23	1,120	1,197
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	525	586
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/26	2,255	2,607
[5]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/27	1,020	1,177
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	1,000	1,020
	Cleveland OH GO	4.000%	12/1/21	400	405
	Cleveland OH GO	5.000%	12/1/21	2,895	2,942
	Cleveland OH GO	5.000%	12/1/22	3,595	3,830
	Cleveland OH GO	2.000%	12/1/23	375	391
	Cleveland OH GO	4.000%	12/1/24	300	336
	Cleveland OH GO	5.000%	12/1/24	1,000	1,154
	Cleveland OH GO	2.000%	12/1/25	300	320
	Cleveland OH GO	3.000%	12/1/25	190	210
	Cleveland OH GO	4.000%	12/1/25	700	807
	Cleveland OH GO	5.000%	12/1/25	410	490
	Cleveland OH GO	3.000%	12/1/26	680	766

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cleveland OH GO	4.000%	12/1/26	800	943
	Cleveland OH GO	2.000%	12/1/27	460	494
	Cleveland OH GO	3.000%	12/1/27	1,480	1,685
	Cleveland OH GO	2.000%	12/1/28	615	660
	Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,610	1,672
	Cleveland OH Income Tax Revenue	5.000%	10/1/22	265	280
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	250	270
	Cleveland OH Income Tax Revenue	4.000%	10/1/23	200	216
	Cleveland OH Income Tax Revenue	5.000%	10/1/23	230	254
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	300	334
	Cleveland OH Income Tax Revenue	4.000%	10/1/24	280	312
	Cleveland OH Income Tax Revenue	5.000%	10/1/24	200	229
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	200	229
	Cleveland OH Income Tax Revenue	4.000%	10/1/25	235	269
	Cleveland OH Income Tax Revenue	5.000%	10/1/25	175	208
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	225	264
	Cleveland OH Income Tax Revenue	4.000%	10/1/26	300	352
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/22	1,975	2,066
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/25	150	175
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/27	125	154
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/28	155	195
	Cleveland-Cuyahoga County Port Authority Recreational Revenue	5.000%	7/1/29	175	224
	Cleveland-Cuyahoga County Port Authority Recreational Revenue (Museum of Art Project) VRDO	0.020%	8/5/21	2,300	2,300
[3]	Cloverleaf Local School District COP	3.000%	12/1/23	360	383
[3]	Cloverleaf Local School District COP	3.000%	12/1/25	230	255
[3]	Cloverleaf Local School District COP	4.000%	12/1/26	270	318
[3]	Cloverleaf Local School District COP	4.000%	12/1/27	250	299
[3]	Cloverleaf Local School District COP	4.000%	12/1/28	220	267
	Columbus City School District GO	5.000%	12/1/24	100	116
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/22	235	242
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/23	455	484
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/24	475	522
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/25	250	291
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/26	540	649
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	5.000%	5/1/27	1,095	1,350
	Cuyahoga Community College District College & University Revenue	4.000%	2/1/28	10	12
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,110	4,170
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/22	9,725	10,298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/24	250	280
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/26	1,750	1,951
	Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/28	575	638
	Cuyahoga County OH General Fund Revenue	5.000%	12/1/26	3,435	4,228
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	4,660	4,968
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	5,655	6,264
	Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/25	4,000	4,585
	Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,016
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/21	1,070	1,087
	Cuyahoga County OH Sales Tax Revenue, ETM	5.000%	12/1/22	1,075	1,145
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	1,000	1,114
	Cuyahoga County OH Sales Tax Revenue, Prere.	5.000%	12/1/23	535	596
[3]	Cuyahoga Falls City School District GO	3.000%	12/1/25	1,205	1,337
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/26	375	443
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/27	675	812
[3]	Cuyahoga Falls City School District GO	4.000%	12/1/28	390	472
[1,2]	Cuyahoga OH COP TOB VRDO	0.120%	8/6/21	4,100	4,100
	Dublin OH GO	3.000%	12/1/23	1,025	1,093
	Fairborn City School District GO	4.000%	12/1/25	200	230
	Fairborn City School District GO	4.000%	12/1/27	175	210
	Fairborn City School District GO	4.000%	12/1/28	180	219
	Fairborn City School District GO	4.000%	12/1/29	175	216
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/25	250	296
	Franklin County Convention Facilities Authority Lease (Appropriation) Revenue	5.000%	12/1/26	250	304
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	400	418
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	400	431
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	405	449
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	200	238
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	420	477
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	970	1,121
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,015	1,189
	Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,065	1,262
[4]	Franklin County OH Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.430%	0.450%	11/15/21	7,500	7,500
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	5,650	5,650
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	32,515	32,515
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	3,635	3,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Franklin County OH Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	8,145	8,145
[1,2]	Great Oaks Career Campuses Board of Education Lease (Appropriation) TOB VRDO	0.090%	8/5/21	4,000	4,000
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,365	1,387
	Greater Cleveland Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,694
	Hamilton City School District GO	5.000%	12/1/21	3,475	3,530
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	512
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	500	519
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	950	1,057
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	2,500	2,831
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/26	500	609
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	18,080	22,737
	Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/27	600	750
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	4,848
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/22	470	478
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/23	1,450	1,538
	Hamilton County OH Health, Hospital, Nursing Home Revenue (Life Enriching Communities Project)	5.000%	1/1/24	1,355	1,492
[2]	Hamilton County OH Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	1,100	1,100
[1,2]	Hamilton County OH Healthcare Facilities Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	5,970	5,970
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,325	2,473
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/25	3,435	4,098
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/26	7,090	8,785
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/27	7,380	9,401
[3]	Hillsdale Local School District COP	4.000%	12/1/24	625	699
[3]	Hillsdale Local School District COP	4.000%	12/1/25	1,150	1,315
[3]	Hillsdale Local School District COP	4.000%	12/1/26	1,755	2,053
[3]	Hillsdale Local School District COP	4.000%	12/1/27	1,845	2,202
	Indian Hill Exempted Village School District BAN GO	1.375%	9/29/21	5,000	5,010
	JobsOhio Beverage System Miscellaneous Revenue	5.000%	1/1/23	1,725	1,844
[1,2]	JobsOhio Beverage System Statewide Liquor Profits Miscellaneous Revenue TOB VRDO	0.090%	8/5/21	20,080	20,080
	Kent State University College & University Revenue	4.000%	5/1/22	3,015	3,101
	Kent State University College & University Revenue	4.000%	5/1/23	3,060	3,257

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,095	1,097
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,595	1,671
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	815	891
	Lake County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	980	1,111
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	25,770	29,665
	Lebanon City School District GO	2.000%	12/1/21	125	126
	Lebanon City School District GO	2.000%	12/1/22	100	103
	Lebanon City School District GO	2.000%	12/1/23	170	177
	Lebanon City School District GO	3.000%	12/1/24	170	185
	Lebanon City School District GO	3.000%	12/1/25	170	188
[3]	Lorain OH GO	4.000%	12/1/22	300	315
[3]	Lorain OH GO	4.000%	12/1/24	250	279
[3]	Lorain OH GO	4.000%	12/1/26	350	410
[3]	Lorain OH GO	4.000%	12/1/27	350	418
[3]	Lorain OH GO	4.000%	12/1/28	280	339
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,390	2,421
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	100	101
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	5,190	5,256
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,605	5,676
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,055	1,068
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	240	243
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/28	4,355	4,410
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,545	1,563
	Lucas County OH Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/21	3,095	3,138
[14]	Lucas-Plaza Housing Development Corp. Local or Guaranteed Housing Revenue, ETM	0.000%	6/1/24	19,430	19,206
[7]	Mahoning County OH Sewer Revenue	2.000%	12/1/22	200	205
[7]	Mahoning County OH Sewer Revenue	2.000%	12/1/23	200	208
[7]	Mahoning County OH Sewer Revenue	3.000%	12/1/26	125	140
[7]	Mahoning County OH Sewer Revenue	3.000%	12/1/27	100	114
	Miami University OH College & University Revenue	5.000%	9/1/26	700	860
	Miami University OH College & University Revenue	5.000%	9/1/27	575	727
	Miami University OH College & University Revenue	5.000%	9/1/28	800	1,034
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/25	70	79
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	100	121
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	500	603
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	505	624
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	300	371

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	610	771
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	345	445
	Middleburg Heights OH Health, Hospital, Nursing Home Revenue	5.250%	8/1/41	5,000	5,000
[3]	Midview Local School District COP	4.000%	11/1/25	700	794
[3]	Midview Local School District COP	4.000%	11/1/26	1,305	1,513
[3]	Midview Local School District COP	4.000%	11/1/27	500	591
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/23	180	197
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	160	183
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,142
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	400	473
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,735	4,408
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	750	916
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,880	5,924
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	675	848
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	5,000	6,229
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	600	773
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	625	823
	Northeast Ohio Regional Sewer District Sewer Revenue	5.000%	11/15/27	1,500	1,737
	Ohio Appropriations Revenue	5.000%	12/1/26	630	780
	Ohio Appropriations Revenue	5.000%	12/15/26	750	930
	Ohio Appropriations Revenue	5.000%	12/1/27	700	890
	Ohio Appropriations Revenue	5.000%	12/15/27	1,500	1,913
	Ohio Appropriations Revenue	5.000%	12/15/28	1,500	1,959
	Ohio COP, Prere.	5.000%	3/1/22	1,000	1,029
	Ohio Department of Administrative Services COP	5.000%	3/1/23	325	350
	Ohio Department of Administrative Services COP	5.000%	9/1/25	675	802
	Ohio Department of Administrative Services COP	5.000%	9/1/26	970	1,192
	Ohio Department of Administrative Services COP	5.000%	3/1/27	500	623
	Ohio GO	5.000%	6/15/24	425	484
	Ohio GO	4.000%	3/1/25	5,000	5,302
	Ohio GO	5.000%	5/1/25	340	400
	Ohio GO	5.000%	6/15/25	12,150	13,110
	Ohio GO	5.000%	6/15/25	340	402
	Ohio GO	4.000%	2/1/26	7,905	8,204
	Ohio GO	5.000%	6/15/27	625	786
	Ohio GO	5.000%	5/1/28	3,000	3,866
	Ohio GO	5.000%	9/15/28	7,470	9,716
	Ohio GO VRDO	0.010%	8/4/21	4,000	4,000
	Ohio GO, Prere.	5.000%	9/15/21	4,410	4,436
	Ohio Government Fund/Grant Revenue	5.000%	12/15/21	4,090	4,164
	Ohio Government Fund/Grant Revenue	5.000%	12/15/24	10,130	11,759

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	135	154
[7]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,700	1,954
[7]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	2,000	2,377
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/26	1,000	1,192
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	145	176
[7]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	4,000	4,903
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/15/27	500	612
	Ohio Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	295	367
[7]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,600	4,527
[7]	Ohio Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	4,150	5,353
	Ohio Health, Hospital, Nursing Home Revenue PUT	5.000%	1/15/25	6,750	7,794
[2]	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	3,200	3,200
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/2/21	13,250	13,250
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/2/21	8,500	8,500
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.100%	8/2/21	10,875	10,875
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	3,600	3,600
	Ohio Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	5,825	5,825
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/22	540	559
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	4,620	4,920
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/23	2,565	2,855
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/24	1,915	2,215
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/25	2,000	2,396
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/26	1,535	1,769
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	2/1/28	250	315
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,294
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,533
	Ohio Higher Educational Facility Commission College & University Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,444
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/26	350	420

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/27	385	472
Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	5.000%	10/1/28	400	499
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/22	305	318
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/23	400	435
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/24	735	831
Ohio Higher Educational Facility Commission College & University Revenue (Kenyon College Project)	5.000%	7/1/25	260	304
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/21	1,055	1,071
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/23	1,170	1,297
Ohio Higher Educational Facility Commission College & University Revenue (Otterbein University Project)	5.000%	12/1/25	1,290	1,530
Ohio Higher Educational Facility Commission College & University Revenue PUT	1.625%	12/1/26	5,000	5,178
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	2,400	2,400
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	3,000	3,000
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/22	140	143
Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	1/1/22	500	510
Ohio Higher Educational Facility Commission Revenue	0.010%	11/3/21	32,150	32,149
Ohio Higher Educational Facility Commission Revenue	0.010%	11/3/21	17,495	17,495
Ohio Housing Finance Agency Lease (Appropriation) Revenue	5.000%	4/1/25	750	878
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	890	941
Ohio Lease (Appropriation) Revenue	5.000%	10/1/22	1,000	1,057
Ohio Lease (Appropriation) Revenue	5.000%	6/1/24	1,730	1,965
Ohio Lease (Appropriation) Revenue	5.000%	2/1/25	1,200	1,397
Ohio Lease (Appropriation) Revenue	5.000%	12/1/25	2,300	2,757
Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	1,510	1,820
Ohio Lease (Appropriation) Revenue	5.000%	2/1/26	2,185	2,634
Ohio Lease (Appropriation) Revenue	5.000%	10/1/26	3,895	4,797
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	1,325	1,646
Ohio Lease (Appropriation) Revenue	5.000%	2/1/27	3,200	3,975
Ohio Lease (Appropriation) Revenue	5.000%	2/1/28	3,250	4,142
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/26	750	909
Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/27	1,000	1,248

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/28	750	960
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/23	1,550	1,713
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/24	1,550	1,784
	Ohio Lease (Appropriation) Revenue (Building Funding Projects)	5.000%	10/1/25	1,090	1,299
	Ohio Lease (Appropriation) Revenue VRDO	0.010%	8/4/21	31,500	31,500
	Ohio Lease Revenue	5.000%	4/1/22	725	749
	Ohio Lease Revenue	5.000%	4/1/23	800	866
	Ohio Lease Revenue	5.000%	4/1/24	650	733
	Ohio Lease Revenue	5.000%	4/1/25	815	955
	Ohio Resource Recovery Revenue	0.120%	9/1/21	4,000	4,000
	Ohio Special Obligation Revenue	5.000%	10/1/21	1,000	1,008
	Ohio Special Obligation Revenue	5.000%	10/1/22	550	582
	Ohio Special Obligation Revenue	5.000%	10/1/22	1,060	1,121
	Ohio Special Obligation Revenue	5.000%	6/1/23	1,060	1,155
	Ohio Special Obligation Revenue	5.000%	10/1/23	1,260	1,393
	Ohio Special Obligation Revenue, Prere.	5.000%	10/1/22	750	793
	Ohio State Higher Educational Facility Commission Revenue	0.010%	9/2/21	22,650	22,651
	Ohio State University College & University Revenue	5.000%	12/1/25	980	1,179
[1,2]	Ohio State University General Receipts College & University Revenue TOB VRDO	0.080%	8/5/21	5,750	5,750
	Ohio Water Development Authority Lease Revenue	5.250%	6/1/24	1,995	2,252
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/26	5,000	6,104
	Ohio Water Development Authority Water Pollution Control Loan Fund Sewer Revenue VRDO	0.010%	8/4/21	29,150	29,150
	Penta Career Center COP	5.250%	4/1/24	2,915	3,009
	Princeton City School District GO	5.000%	12/1/22	700	746
	Princeton City School District GO	5.000%	12/1/23	1,350	1,502
	Princeton City School District GO	5.000%	12/1/25	815	942
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/21	335	340
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	350	372
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	500	552
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	525	602
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	630	745
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	575	700
	Ross County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	500	624
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,125	1,153
	Scioto County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	2,840	3,397
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/26	925	1,074
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/27	970	1,148
[3]	Sharonville OH Special Obligation Revenue	4.000%	12/1/28	725	871
	Southeastern Ohio Port Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	735	771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South-Western City School District GO	5.000%	12/1/23	1,095	1,219
[5]	Toledo OH GO	5.000%	12/1/25	1,435	1,705
	Toledo OH Water System Water Revenue	5.000%	11/15/23	1,595	1,770
	Toledo OH Water System Water Revenue	5.000%	11/15/25	1,785	2,131
	Toledo OH Water System Water Revenue	5.000%	11/15/26	2,140	2,637
	Toledo OH Water System Water Revenue	5.000%	11/15/27	2,360	2,991
	Toledo OH Water System Water Revenue	5.000%	11/15/28	2,705	3,515
	University of Akron College & University Revenue	5.000%	1/1/24	955	1,063
	University of Akron College & University Revenue	5.000%	1/1/24	535	596
	University of Akron College & University Revenue	5.000%	1/1/25	2,845	3,289
	University of Akron College & University Revenue	5.000%	1/1/26	4,025	4,644
	University of Akron College & University Revenue	4.000%	1/1/27	3,000	3,537
	University of Toledo College & University Revenue	5.000%	6/1/22	2,480	2,575
	University of Toledo College & University Revenue	5.000%	6/1/23	3,000	3,250
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	250	283
	Warren County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	800	964
[3,7]	Wright State University College & University Revenue	5.000%	5/1/24	545	597
[3,7]	Wright State University College & University Revenue	5.000%	5/1/26	515	600
[3,7]	Wright State University College & University Revenue	5.000%	5/1/27	545	652
[5]	Youngstown State University College & University Revenue	4.000%	12/15/27	1,620	1,951
[5]	Youngstown State University College & University Revenue	4.000%	12/15/28	1,250	1,533
					1,127,265
Oklahoma (0.3%)
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/23	1,020	1,096
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/24	1,000	1,106
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/22	1,700	1,769
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/23	3,655	3,982
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	2,150	2,158
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,375	2,495
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	5,040	5,524
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/25	1,795	2,119
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/26	1,250	1,527
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	5.000%	7/1/27	1,300	1,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	2,520	2,524
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	1,325	1,390
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	950	1,115
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,230	1,438
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	2,005	2,341
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/23	2,155	2,341
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/24	715	805
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/25	2,050	2,382
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/26	1,600	1,912
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/27	1,600	1,961
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.000%	8/15/28	2,650	3,320
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/24	1,250	1,394
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/25	500	579
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/26	3,750	4,494
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/27	2,750	3,394
[5]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/28	1,650	2,090
	Oklahoma State University College & University Revenue	5.000%	9/1/23	180	198
	Oklahoma State University College & University Revenue	5.000%	9/1/24	190	218
	Oklahoma State University College & University Revenue	5.000%	9/1/24	205	235
	Oklahoma State University College & University Revenue	5.000%	9/1/25	950	1,130
	Oklahoma State University College & University Revenue	5.000%	9/1/25	125	149
	Oklahoma State University College & University Revenue	5.000%	9/1/26	2,450	3,007
	Oklahoma State University College & University Revenue	5.000%	9/1/26	285	350
	Oklahoma State University College & University Revenue	5.000%	9/1/27	3,765	4,748
	Oklahoma State University College & University Revenue	5.000%	9/1/27	450	567
	Oklahoma State University College & University Revenue	5.000%	9/1/28	460	595
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/22	1,000	1,040
	Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/24	1,055	1,192

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/25	1,090	1,275
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/26	1,030	1,241
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/27	1,000	1,239
Tulsa Airports Improvement Trust Port, Airport & Marina Revenue	5.000%	6/1/28	970	1,228
Tulsa County Industrial Authority Health, Hospital, Nursing Home Revenue (Montereau Inc. Project)	5.000%	11/15/24	1,000	1,139
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/21	1,470	1,476
Tulsa County Industrial Authority Lease (Appropriation) Revenue (Jenks Public School Project)	5.000%	9/1/22	2,145	2,258
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/21	825	828
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/22	855	899
Tulsa County Industrial Authority Lease Revenue (Owasso Public School Project)	5.000%	9/1/23	530	582
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/23	3,565	3,867
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/24	3,710	4,148
Tulsa County Industrial Authority Sales Tax Revenue	4.000%	12/1/25	3,860	4,444
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/24	11,510	12,835
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/25	11,610	13,298
University of Oklahoma College & University Revenue	4.000%	7/1/22	200	207
University of Oklahoma College & University Revenue	4.000%	7/1/23	265	284
University of Oklahoma College & University Revenue	4.000%	7/1/24	285	315
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,510	1,773
University of Oklahoma College & University Revenue	5.000%	7/1/25	1,180	1,386
University of Oklahoma College & University Revenue	5.000%	7/1/25	290	341
University of Oklahoma College & University Revenue	5.000%	7/1/26	1,620	1,965
University of Oklahoma College & University Revenue	5.000%	7/1/26	815	988
University of Oklahoma College & University Revenue	5.000%	7/1/27	435	541
University of Oklahoma College & University Revenue	5.000%	7/1/28	500	600
University of Oklahoma College & University Revenue	5.000%	7/1/28	455	581
				130,055
Oregon (0.4%)
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/26	730	892
Clackamas & Washington Counties School District No. 3 GO	5.000%	6/15/27	500	629

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clackamas County Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Rose Villa Project)	2.750%	11/15/25	375	377
	Clackamas County School District No. 86 Canby GO	4.000%	6/15/26	775	907
	Clackamas County School District No. 86 Canby GO	5.000%	6/15/27	650	817
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	200	240
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	300	370
	Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	300	380
	Deschutes Public Library District GO	4.000%	6/1/24	285	316
	Deschutes Public Library District GO	4.000%	6/1/25	390	445
	Deschutes Public Library District GO	4.000%	6/1/26	775	907
	Deschutes Public Library District GO	4.000%	6/1/27	1,450	1,737
	Deschutes Public Library District GO	4.000%	6/1/28	1,175	1,435
	Forest Grove OR College & University Revenue	5.000%	5/1/22	350	362
	Hillsboro School District No. 1J GO	5.000%	6/15/23	500	545
	Hillsboro School District No. 1J GO	4.000%	6/15/25	500	571
	Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/25	11,435	12,935
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/25	300	356
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/26	555	679
	Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/27	500	629
	Metro OR GO	5.000%	6/1/23	2,805	3,055
	Metro OR GO	5.000%	6/1/25	3,330	3,928
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	5.000%	6/15/25	3,125	3,688
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	5,475	6,561
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/22	3,410	3,626
	Oregon GO	5.000%	8/1/21	1,750	1,750
	Oregon GO	2.000%	8/1/25	2,545	2,717
	Oregon GO	5.000%	8/1/27	1,495	1,892
	Oregon GO, Prere.	5.000%	5/1/23	5,560	6,036
	Oregon Health & Science University College & University Revenue PUT	5.000%	2/1/25	16,985	19,517
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/44	1,150	1,208
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	3.500%	1/1/51	4,655	5,178
[2]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	0.030%	8/5/21	13,395	13,395

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	425	500
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	300	363
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	285	354
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/22	750	780
Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/23	675	734
Oregon State Lottery Revenue	5.000%	4/1/26	130	146
Oregon State Lottery Revenue	5.000%	4/1/29	1,510	1,759
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	5,000	5,408
Oregon State Lottery Revenue, Prere.	5.000%	4/1/23	470	508
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/22	1,470	1,553
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/23	2,575	2,839
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/24	2,640	3,024
Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/25	5,110	6,059
Port of Morrow OR GO	4.000%	12/1/21	100	101
Port of Morrow OR GO	4.000%	6/1/22	110	113
Port of Morrow OR GO	4.000%	12/1/22	135	141
Port of Morrow OR GO	4.000%	6/1/23	150	160
Port of Morrow OR GO	4.000%	12/1/23	100	108
Port of Morrow OR GO	4.000%	6/1/24	160	175
Port of Morrow OR GO	4.000%	12/1/24	160	178
Port of Morrow OR GO	4.000%	6/1/25	165	185
Port of Morrow OR GO	4.000%	12/1/25	150	170
Port of Morrow OR GO	4.000%	6/1/26	170	195
Port of Morrow OR GO	4.000%	12/1/26	170	197
Port of Morrow OR GO	4.000%	6/1/27	535	626
Port of Morrow OR GO	4.000%	12/1/27	240	283
Port of Morrow OR GO	4.000%	6/1/28	1,105	1,310
Port of Morrow OR GO	4.000%	12/1/28	1,045	1,252
Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/26	950	1,119
Portland Community College District GO	5.000%	6/15/24	1,125	1,280
Portland OR GO	5.000%	6/1/23	2,180	2,376
Portland OR GO	5.000%	6/1/24	1,795	2,041
Portland OR GO	5.000%	6/1/25	1,900	2,244
Portland OR GO (Public Improvement Project)	5.000%	6/1/24	590	671
Portland OR GO (Public Improvement Project)	5.000%	6/1/25	620	732
Portland OR Water System Water Revenue	5.000%	5/1/25	6,500	7,644
Portland OR Water System Water Revenue	5.000%	5/1/26	5,095	6,198
Portland OR Water System Water Revenue	5.000%	5/1/27	5,165	6,477
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/23	100	108
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/24	110	123

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/25	115	133
Salem-Keizer School District No. 24J GO	5.000%	6/15/25	1,025	1,210
Salem-Keizer School District No. 24J GO	5.000%	6/15/25	275	324
Salem-Keizer School District No. 24J GO	5.000%	6/15/26	355	433
Salem-Keizer School District No. 24J GO	5.000%	6/15/27	525	660
Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue	5.000%	9/1/25	2,710	3,227
Washington County OR GO	5.000%	3/1/29	900	1,082
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	1.750%	11/15/26	1,000	1,002
Yamhill County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	1,715	1,842
				168,227
Pennsylvania (4.5%)
Adams County General Authority College & University Revenue	5.000%	8/15/25	1,405	1,651
Adams County General Authority College & University Revenue	5.000%	8/15/26	1,480	1,793
Adams County General Authority College & University Revenue	5.000%	8/15/27	225	280
Adams County General Authority College & University Revenue	5.000%	8/15/28	1,635	2,073
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/22	1,000	1,045
Allegheny County Higher Education Building Authority College & University Revenue	3.000%	10/15/22	260	264
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/23	685	715
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/24	500	521
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	9/1/25	1,015	1,057
Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/26	500	570
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,800	1,857
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/22	75	79
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,875	2,024
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	1,140	1,248
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	165	167
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	2,175	2,403
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	5,010	5,638
Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	355	358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	9,500	11,092
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	6,145	7,261
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/26	100	127
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	9,415	11,488
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/26	2,335	2,871
[8]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	6.000%	7/1/27	625	820
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	1,960	2,476
[1,2]	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	8/2/21	21,705	21,705
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	850	1,030
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/26	200	242
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	400	508
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/28	375	477
	Allentown City School District GO	1.000%	3/31/22	1,375	1,375
[3]	Allentown City School District GO	5.000%	2/1/24	1,120	1,243
[3]	Allentown City School District GO	5.000%	2/1/25	955	1,101
[3]	Allentown City School District GO	3.000%	2/1/28	100	112
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	2,500	2,589
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/22	610	629
[1]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/23	500	536
[5]	Altoona PA Sewer GO	5.000%	12/1/24	150	172
[5]	Altoona PA Sewer GO	5.000%	12/1/25	250	297
[5]	Altoona PA Sewer GO	5.000%	12/1/26	250	305
[3]	Armstrong School District GO	3.000%	3/15/25	575	623
[3]	Armstrong School District GO	3.000%	3/15/26	875	963
[3]	Beaver County PA GO	4.000%	4/15/22	725	742
[3]	Beaver County PA GO	5.000%	4/15/24	1,090	1,212
[3]	Beaver County PA GO	5.000%	4/15/25	1,435	1,650
	Bensalem Township School District GO	3.000%	6/1/23	115	121
	Bensalem Township School District GO	3.000%	6/1/24	500	539
	Bensalem Township School District GO	4.000%	6/1/25	430	489
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/21	770	775
	Berks County IDA Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	11/1/24	1,205	1,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/22	550	558
	Berks County Municipal Authority Health, Hospital, Nursing Home Revenue (Tower Health Project)	5.000%	2/1/23	600	625
	Bethel Park School District GO	5.000%	8/1/22	540	567
	Bethel Park School District GO	5.000%	8/1/23	850	930
[7]	Bethlehem Area School District GO	5.000%	11/15/25	1,970	2,345
[7]	Bethlehem Area School District GO	5.000%	11/15/26	4,165	5,120
[7]	Bethlehem Area School District GO	5.000%	11/15/27	3,400	4,294
[7]	Bethlehem Area School District GO	5.000%	11/15/28	4,105	5,314
[4]	Bethlehem Area School District Lease Revenue PUT, 70% of 1M USD LIBOR + 0.480%	0.543%	11/1/21	10,125	10,125
[4]	Bethlehem Area School District Miscellaneous Revenue PUT, 70% of 1M USD LIBOR + 0.490%	0.553%	11/1/21	6,605	6,605
[5]	Bethlehem PA GO	5.000%	12/1/23	295	327
[5]	Bethlehem PA GO	5.000%	12/1/24	290	334
[5]	Bethlehem PA GO	5.000%	12/1/25	700	835
[3]	Bristol Township School District GO	3.000%	6/1/24	100	107
[3]	Bristol Township School District GO	4.000%	6/1/26	100	116
[3]	Bristol Township School District GO	4.000%	6/1/28	200	241
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/25	200	229
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/26	250	295
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/27	550	663
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/28	550	677
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	5.000%	7/1/29	300	376
	Bucks County IDA Private School Revenue (George School Project)	5.000%	9/15/24	430	491
	Bucks County PA Middletown Township GO	5.000%	8/15/26	1,825	2,239
[3]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/22	605	624
[3]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	6/1/23	515	550
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,150	1,197
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,015	2,188
[3]	Capital Region Water Revenue	5.000%	7/15/23	1,705	1,855
	Capital Region Water Revenue	5.000%	7/15/25	1,000	1,161
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,000	1,152
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,040	1,241
	Chambersburg Area School District GO	5.000%	3/1/25	1,220	1,342
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	680	773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,285	1,516
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	1,800	2,192
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	1,670	2,096
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/21	580	587
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/22	420	444
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/25	1,000	1,185
	Chester County Health and Education Facilities Authority Miscellaneous Revenue	5.000%	11/1/26	1,010	1,220
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/22	1,120	1,162
	Clarion County IDA Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,180	1,289
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/21	315	320
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/22	400	424
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/23	400	432
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/24	430	464
[3]	Coatesville Area School District Building Authority Lease (Appropriation) Revenue	5.000%	12/1/25	390	421
[5]	Coatesville School District GO	5.000%	8/1/22	2,070	2,167
[5]	Coatesville School District GO	5.000%	8/1/23	3,735	4,084
	Coatesville School District GO TRAN	2.000%	11/15/21	1,050	1,053
[5]	Coatesville School District GO, ETM	5.000%	8/1/22	210	220
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/23	250	272
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/24	1,750	1,988
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/25	625	737
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	500	607
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/26	1,585	1,926
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,785	1,856
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,725	2,961
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,000	3,394
	Commonwealth of Pennsylvania COP	5.000%	7/1/23	250	273
	Commonwealth of Pennsylvania COP	5.000%	7/1/24	300	339
	Commonwealth of Pennsylvania COP	5.000%	7/1/25	500	582
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	1,000	1,006
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	500	503
	Commonwealth of Pennsylvania GO	5.000%	3/1/22	12,530	12,886
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	13,065	14,037
	Commonwealth of Pennsylvania GO	5.000%	7/15/23	20,000	21,908
	Commonwealth of Pennsylvania GO	5.000%	8/15/23	20,000	21,988
	Commonwealth of Pennsylvania GO	5.000%	9/15/23	4,840	5,339

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	7/15/24	32,945	37,610
[5]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	12,350	14,744
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	38,000	46,575
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	125	154
[1,2]	Commonwealth of Pennsylvania GO TOB VRDO	0.050%	8/5/21	10,000	10,000
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,000	3,123
[5]	Cornell School District GO	2.000%	9/1/21	180	180
[5]	Cornell School District GO	4.000%	9/1/24	500	552
[1]	Dauphin County General Authority College & University Revenue	4.250%	10/15/26	1,255	1,373
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health System Project)	5.000%	6/1/28	255	310
	Dauphin County PA GO	4.000%	11/15/24	2,735	3,066
	Dauphin County PA GO	5.000%	11/15/25	3,350	3,994
	Dauphin County PA GO	5.000%	11/15/26	3,785	4,657
	Dauphin County PA GO	5.000%	11/15/27	500	633
	Delaware County Authority College & University Revenue	5.000%	8/1/21	735	735
	Delaware County Authority College & University Revenue	4.000%	10/1/21	95	96
	Delaware County Authority College & University Revenue	5.000%	12/1/21	500	508
	Delaware County Authority College & University Revenue	5.000%	8/1/22	400	419
	Delaware County Authority College & University Revenue	4.000%	10/1/22	100	104
	Delaware County Authority College & University Revenue	5.000%	12/1/22	415	441
	Delaware County Authority College & University Revenue	5.000%	10/1/23	115	125
	Delaware County Authority College & University Revenue	5.000%	12/1/23	785	872
	Delaware County Authority College & University Revenue	5.000%	10/1/24	250	281
	Delaware County Authority College & University Revenue	5.000%	10/1/25	265	307
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/22	310	324
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/26	2,015	2,456
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	10,000	11,156
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	15,250	17,681
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	12,570	15,081
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/22	2,410	2,455
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/23	3,635	3,869
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	9/1/22	550	549
[4]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	0.550%	9/1/23	2,750	2,747

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	13,700	17,938
[2]	Delaware Valley Regional Finance Authority Miscellaneous Revenue VRDO	0.020%	8/4/21	9,300	9,300
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,820	1,887
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/23	500	546
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/24	1,330	1,502
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	1,910	2,232
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/25	360	421
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	1,460	1,759
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/26	635	765
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	795	984
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/28	850	1,071
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/29	910	1,139
	East Hempfield Township IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	1,560	1,843
[2]	Emmaus General Authority Miscellaneous Revenue VRDO	0.020%	8/5/21	11,800	11,800
	Ephrata Area School District GO	4.000%	3/1/27	2,735	3,239
	Ephrata Area School District GO	4.000%	3/1/28	1,800	2,145
	Erie Higher Education Building Authority College & University Revenue	5.000%	5/1/28	355	437
[5]	Erie School District GO	5.000%	4/1/23	315	338
[5]	Erie School District GO	5.000%	4/1/25	475	549
[5]	Erie School District GO	5.000%	4/1/26	575	686
[3,9]	Erie Sewer Authority Lease Revenue	0.000%	12/1/25	2,155	2,044
[2]	Fayette County PA Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	11,500	11,500
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/24	500	553
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/25	500	566
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/26	570	657
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/27	650	744
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	13,000	15,838
[5]	Harrisburg School District GO	5.000%	11/15/24	2,065	2,368
[5]	Harrisburg School District GO	5.000%	11/15/25	5,085	6,032
[2]	Haverford Township School District GO VRDO	0.030%	8/5/21	9,405	9,405
	Kennett Consolidated School District GO	4.000%	2/15/24	500	546
	Lackawanna County IDA College & University Revenue	5.000%	11/1/23	705	777
	Lackawanna County IDA College & University Revenue	5.000%	11/1/24	500	572
	Lackawanna County IDA College & University Revenue	5.000%	11/1/26	1,165	1,419
	Lackawanna County IDA College & University Revenue	5.000%	11/1/27	510	638
[3]	Lackawanna County PA GO	4.000%	3/15/22	255	261

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Lackawanna County PA GO	4.000%	3/15/23	265	281
[3]	Lackawanna County PA GO	4.000%	3/15/24	310	339
[3]	Lackawanna County PA GO	4.000%	3/15/25	300	337
[3]	Lackawanna County PA GO	4.000%	3/15/26	400	460
[3]	Lackawanna County PA GO	4.000%	3/15/27	500	588
	Lancaster County PA GO	4.000%	11/1/23	125	135
	Lancaster County PA GO	4.000%	11/1/24	255	284
	Lancaster County PA GO	4.000%	11/1/25	280	319
	Lancaster County PA GO	4.000%	11/1/26	325	378
	Lancaster County PA GO	4.000%	11/1/27	500	591
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	2,750	2,891
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/22	915	947
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/23	700	750
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/24	1,300	1,438
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/21	230	232
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/22	175	185
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/23	150	166
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/24	230	264
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/25	300	355
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/26	820	1,002
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/27	685	861
[3]	Lancaster Higher Education Authority College & University Revenue	5.000%	10/1/28	615	792
[5]	Lancaster PA GO	5.000%	11/1/27	1,290	1,552
[5]	Lancaster School District GO	4.000%	6/1/22	530	546
[5]	Lancaster School District GO	5.000%	6/1/23	200	217
[5]	Lancaster School District GO	4.000%	6/1/24	365	402
[5]	Lancaster School District GO	4.000%	6/1/25	320	363
[5]	Lancaster School District GO	5.000%	6/1/25	200	235
[5]	Lancaster School District GO	4.000%	6/1/26	430	500
[5]	Lancaster School District GO	5.000%	6/1/26	520	630
[5]	Lancaster School District GO	4.000%	6/1/27	500	594
[5]	Lancaster School District GO	5.000%	6/1/27	200	250
	Lansdale Borough PA GO	4.000%	10/1/22	250	260
	Lansdale Borough PA GO	4.000%	10/1/23	300	324
	Lansdale Borough PA GO	4.000%	10/1/24	275	307
	Lansdale Borough PA GO	2.000%	10/1/25	650	682
	Lansdale Borough PA GO	2.000%	10/1/26	300	314
	Latrobe IDA College & University Revenue	5.000%	3/1/26	180	208
	Latrobe IDA College & University Revenue	5.000%	3/1/27	150	177
	Latrobe IDA College & University Revenue	5.000%	3/1/28	150	180
	Latrobe IDA College & University Revenue	5.000%	3/1/29	175	213
	Lehigh County IDA Industrial Revenue PUT	1.800%	9/1/22	938	953
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	550	575

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	860	940
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,120	1,276
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	4,750	5,615
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,975	2,414
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,400	3,021
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/23	1,000	1,102
[5]	Luzerne County IDA Lease Revenue	5.000%	12/15/24	1,330	1,518
[5]	Luzerne County PA GO	5.000%	12/15/21	1,000	1,017
[5]	Luzerne County PA GO	5.000%	12/15/22	750	796
[5]	Luzerne County PA GO	5.000%	12/15/23	750	827
[5]	Luzerne County PA GO	5.000%	12/15/23	750	827
[5]	Luzerne County PA GO	5.000%	12/15/24	1,500	1,712
[5]	Luzerne County PA GO	5.000%	12/15/24	1,000	1,142
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/25	520	589
	Lycoming County Authority College & University Revenue (Aicup Financing Program)	4.000%	11/1/26	540	625
	Manheim Township School District GO	4.000%	2/1/26	1,275	1,478
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/26	1,655	1,971
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,320	1,328
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	715	721
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,725	1,812
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,380	1,440
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/22	790	815
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,860	2,036
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	2,130	2,423
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/22	450	473
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/23	350	383
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/24	375	427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/25	1,305	1,536
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/26	1,460	1,771
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/28	1,500	1,913
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.720%	0.740%	9/1/23	10,625	10,625
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	3.000%	12/1/21	300	302
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/22	4,500	4,593
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	1,000	1,140
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/15/25	1,000	1,152
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	1,000	1,177
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	1/15/27	315	346
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/22	1,070	1,111
	Montgomery PA County GO	5.000%	1/1/27	2,920	3,638
[3]	New Kensington-Arnold School District GO	5.000%	5/15/25	2,230	2,589
[3]	New Kensington-Arnold School District GO	5.000%	5/15/26	1,015	1,216
[7]	North Penn Water Authority Water Revenue	4.000%	11/1/25	200	230
[7]	North Penn Water Authority Water Revenue	4.000%	11/1/26	150	177
[7]	North Penn Water Authority Water Revenue	4.000%	11/1/27	500	599
[7]	North Penn Water Authority Water Revenue	4.000%	11/1/28	425	519
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.460%	0.480%	8/5/21	860	862
[4]	North Penn Water Authority Water Revenue, SIFMA Municipal Swap Index Yield + 0.560%	0.580%	8/5/21	630	634
[5]	North Pocono School District GO	4.000%	9/15/28	1,580	1,933
	Northampton County General Purpose Authority College & University Revenue (Lafayette College Project) VRDO	0.020%	8/5/21	3,885	3,885
	Northampton County General Purpose Authority College & University Revenue (Moravian College Project)	5.000%	7/1/27	1,000	1,040
	Northampton County General Purpose Authority College & University Revenue VRDO	0.020%	8/5/21	20,875	20,875
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	1,510	1,512
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	3,885	4,078
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,185	2,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/22	925	948
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,050
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,443
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/24	530	586
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	510	573
[3]	Northeastern School District/York County GO	2.000%	9/1/21	155	155
[3]	Northeastern School District/York County GO	2.000%	9/1/22	125	127
[3]	Northeastern School District/York County GO	2.000%	9/1/23	165	171
[3]	Northeastern School District/York County GO	1.000%	9/1/24	100	101
	Northern York County School District GO	4.000%	11/15/26	1,880	2,202
	Northern York County School District GO	4.000%	11/15/28	820	996
	Norwin School District GO	5.000%	4/1/22	810	836
	Norwin School District GO	5.000%	4/1/24	305	343
	Norwin School District GO	5.000%	4/1/26	1,305	1,574
	Norwin School District GO	5.000%	4/1/27	2,420	3,007
	Norwin School District GO	5.000%	4/1/28	2,545	3,248
[5]	Octorara Area School District GO	4.000%	4/1/22	350	359
[5]	Octorara Area School District GO	4.000%	4/1/24	375	410
[5]	Octorara Area School District GO	4.000%	4/1/26	750	864
	Pennsbury School District GO	5.000%	1/15/22	1,155	1,180
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	2,775	2,843
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/15/22	345	356
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/22	270	279
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	500	524
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	365	396
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	5,120	5,680
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	300	339
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	440	492
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,535	8,697
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	400	468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	515	592
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	180	196
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	505	595
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/27	610	771
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,370	3,000
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/28	760	984
[1,2]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	7,335	7,335
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue	0.160%	10/1/21	1,250	1,250
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Inc. Project)	2.150%	11/1/21	1,250	1,256
	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue (Waste Management Project) PUT	2.800%	12/1/21	10,000	10,089
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	2,120	2,137
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/21	3,000	3,024
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	10/1/22	5,010	5,297
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	6,225	6,779
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/23	1,450	1,579
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	175	198
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/24	1,430	1,617
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	4,220	4,787
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	1,535	1,740
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/24	250	284
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/25	175	206
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	4,510	5,308
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/25	1,625	1,912
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/25	960	1,135
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	550	668
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/26	1,010	1,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	6/15/26	4,270	5,190
[5]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	600	749
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/27	710	854
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/28	1,000	1,166
	Pennsylvania Higher Educational Facilities Authority College & University Revenue (AICUP Financing Program) PUT	3.000%	4/30/22	1,880	1,905
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/21	3,035	3,040
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	750	788
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	3,000	3,301
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	2,100	2,213
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,165	2,372
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,320	2,629
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	2,125	2,481
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	850	1,017
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	2,030	2,483
[7]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,000	1,247
[2]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	33,215	33,215
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/23	200	220
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/24	215	245
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/25	200	236
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/26	400	485
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	10/1/27	400	436
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/27	325	403
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	4/1/28	500	626
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/48	8,875	9,632
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	3,950	4,315

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Pennsylvania Housing Finance Agency Multi-Family Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	7,300	7,300
[1,2]	Pennsylvania State Turnpike Commission Turnpike Highway Revenue TOB VRDO	0.090%	8/5/21	4,835	4,835
	Pennsylvania State University College & University Revenue	5.000%	3/1/23	330	355
	Pennsylvania State University College & University Revenue	5.000%	3/1/24	230	259
	Pennsylvania State University College & University Revenue	5.000%	3/1/25	335	392
	Pennsylvania State University College & University Revenue	5.000%	3/1/26	710	859
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/22	4,080	4,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	1,250	1,270
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	6,130	6,229
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/21	490	498
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/22	34,980	36,397
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	500	532
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/22	320	341
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	9,195	10,005
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	28,505	31,016
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/23	670	729
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	515	573
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	650	724
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	3,280	3,719
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	2,000	2,268
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	624
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	250	289
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/24	895	1,000
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,555	1,830
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,580	1,860
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	3,955	4,655
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	3,500	4,132
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	750	898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	850	1,021
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	250	300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,250	1,521
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	1,215	1,477
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	4,475	5,442
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/26	650	772
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	1,010	1,247
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	500	620
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	2,480	3,099
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	750	893
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	325	407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	220	279
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,000	2,345
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	2,165	2,750
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	500	635
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	775	984
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/27	1,000	1,267
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	500	651
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/28	750	972
[1,2]	Pennsylvania Turnpike Commission Highway Revenue TOB VRDO	0.050%	8/5/21	31,700	31,700
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	8/5/21	10,900	10,900
[2]	Pennsylvania Turnpike Commission Highway Revenue VRDO	0.030%	8/5/21	32,500	32,500
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	2,300	2,337
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	1,000	1,016
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.600%	0.620%	8/5/21	8,000	8,062
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.700%	0.720%	8/5/21	5,000	5,027
[4]	Pennsylvania Turnpike Commission Highway Revenue, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	8/5/21	5,000	5,003
[5]	Pennsylvania Turnpike Commission Miscellaneous Revenue	5.250%	7/15/28	3,690	4,842
[1,2,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	8/2/21	2,600	2,600
[1,2,5]	Pennsylvania Turnpike Commission Miscellaneous Revenue TOB VRDO	0.060%	8/2/21	7,500	7,500
	Pequea Valley School District GO	1.000%	5/15/22	225	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pequea Valley School District GO	2.000%	5/15/23	100	103
	Pequea Valley School District GO	3.000%	5/15/24	115	124
	Pequea Valley School District GO	4.000%	5/15/27	185	221
	Pequea Valley School District GO	4.000%	5/15/28	150	183
	Peters Township School District Washington County GO	4.000%	9/15/23	190	205
	Peters Township School District Washington County GO	5.000%	1/15/24	125	139
	Peters Township School District Washington County GO	5.000%	9/15/24	150	171
	Peters Township School District Washington County GO	5.000%	1/15/25	200	231
	Peters Township School District Washington County GO	5.000%	9/15/25	250	295
	Peters Township School District Washington County GO	5.000%	1/15/26	275	328
	Peters Township School District Washington County GO	5.000%	9/15/26	185	225
	Peters Township School District Washington County GO	5.000%	1/15/27	275	338
	Peters Township School District Washington County GO	5.000%	9/15/27	625	783
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/24	170	190
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/25	170	196
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/26	810	958
[1]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/27	335	404
	Philadelphia Authority for Industrial Development Charter School Aid Revenue	4.000%	6/15/29	365	401
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/21	125	126
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	750	774
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/22	5,695	5,880
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	5/1/22	1,920	1,969
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/22	350	365
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	650	701
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/23	5,705	6,153
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/24	1,045	1,162
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/25	1,845	2,182
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/26	2,385	2,907
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/27	2,500	3,130
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/22	4,470	4,748
	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue	5.000%	12/1/23	5,415	5,963

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Philadelphia Authority for Industrial Development Lease (Appropriation) Revenue VRDO	0.030%	8/5/21	16,000	16,000
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/23	2,565	2,747
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/24	2,960	3,264
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	2/15/25	3,165	3,605
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/25	10,300	12,082
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,280	6,377
	Philadelphia Authority for Industrial Development Lease (Non-Terminable) Revenue	5.000%	10/1/27	4,675	5,794
[5]	Philadelphia Authority for Industrial Development Lease Revenue	5.000%	12/1/25	800	949
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	3,115	3,290
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/23	1,015	1,110
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/24	915	1,037
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/25	1,095	1,283
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/25	2,250	2,649
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	1,300	1,568
[5]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/26	600	727
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/28	230	271
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.020%	8/5/21	12,295	12,295
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	8/5/21	9,055	9,055
[2]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	0.030%	8/5/21	6,800	6,800
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,000	1,035
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	2,750	2,950
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	7,195	8,010
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	840	1,009
[5]	Philadelphia Municipal Authority Lease (Non-Terminable) Revenue	5.000%	1/15/24	1,400	1,560
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/22	1,020	1,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	960	1,049
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/24	650	741
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/25	770	910
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	1,160	1,416
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/26	960	1,172
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,400	1,759
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	1,005	1,263
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,750	2,252
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/28	1,055	1,358
	Philadelphia PA GO	5.000%	8/1/21	3,500	3,500
	Philadelphia PA GO	5.000%	8/1/22	4,810	5,044
	Philadelphia PA GO	5.000%	8/1/22	7,500	7,865
	Philadelphia PA GO	5.000%	8/1/22	1,660	1,741
	Philadelphia PA GO	5.000%	8/1/22	2,380	2,496
	Philadelphia PA GO	5.000%	8/1/24	2,640	3,019
	Philadelphia PA GO	5.000%	8/1/25	8,150	9,663
	Philadelphia PA GO	5.000%	8/1/25	4,800	5,691
[7]	Philadelphia PA GO	5.000%	5/1/26	2,860	3,464
	Philadelphia PA GO	5.000%	8/1/26	5,000	5,917
	Philadelphia PA GO	5.000%	8/1/26	4,555	5,566
[7]	Philadelphia PA GO	5.000%	5/1/27	2,705	3,374
	Philadelphia PA GO	5.250%	7/15/27	200	224
[7]	Philadelphia PA GO	5.000%	5/1/28	2,500	3,196
[2]	Philadelphia PA GO VRDO	0.020%	8/5/21	18,515	18,515
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/22	520	552
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/23	5,305	5,862
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	425	471
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/23	1,020	1,131
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/24	1,425	1,645
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	1,425	1,706
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/25	3,790	4,536
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/26	1,835	2,269
	Philadelphia Parking Authority Port, Airport & Marina Revenue	5.250%	9/1/24	4,025	4,040
	Philadelphia School District GO	5.000%	9/1/21	8,000	8,030
	Philadelphia School District GO	5.000%	9/1/21	2,745	2,755
	Philadelphia School District GO	5.000%	9/1/21	5,060	5,079
	Philadelphia School District GO	5.000%	9/1/21	6,620	6,645
	Philadelphia School District GO	5.000%	9/1/22	4,000	4,207
	Philadelphia School District GO	5.000%	9/1/22	6,445	6,778
	Philadelphia School District GO	5.000%	9/1/22	1,035	1,088
	Philadelphia School District GO	5.000%	9/1/22	6,750	7,099
	Philadelphia School District GO	5.000%	9/1/23	6,450	7,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/23	6,260	6,870
	Philadelphia School District GO	5.000%	9/1/23	2,820	3,095
	Philadelphia School District GO	5.000%	9/1/24	1,285	1,467
	Philadelphia School District GO	5.000%	9/1/24	310	354
	Philadelphia School District GO	5.000%	9/1/24	1,000	1,142
	Philadelphia School District GO	5.000%	9/1/25	1,040	1,230
	Philadelphia School District GO	5.000%	9/1/25	2,015	2,383
	Philadelphia School District GO	5.000%	9/1/25	1,825	2,159
	Philadelphia School District GO	5.000%	9/1/26	2,690	3,285
	Philadelphia School District GO	5.000%	9/1/26	1,500	1,832
[5,12]	Philadelphia School District GO	5.000%	6/1/27	1,400	1,752
	Philadelphia School District GO	5.000%	9/1/27	4,105	5,157
	Philadelphia School District GO	5.000%	9/1/27	2,500	3,141
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Hotel Occupancy Tax Revenue	5.000%	2/1/26	3,030	3,172
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/22	600	611
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/23	885	934
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/24	1,700	1,858
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	4.000%	2/1/25	1,910	2,152
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/26	2,000	2,404
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/27	2,250	2,788
[5]	Pittsburgh and Allegheny County Sports & Exhibition Authority Lease Revenue	5.000%	2/1/28	2,595	3,303
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	4.000%	12/15/21	700	709
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/23	500	555
	Pittsburgh and Allegheny County Sports & Exhibition Authority Parking Auto Parking Revenue	5.000%	12/15/24	500	576
	Pittsburgh PA GO	5.000%	9/1/23	420	461
	Pittsburgh PA GO	5.000%	9/1/24	520	594
	Pittsburgh School District GO	5.000%	9/1/26	2,010	2,466
[5]	Pittsburgh School District GO	5.000%	9/1/26	480	590
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/22	14,360	15,092
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/23	290	312
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/23	15,225	16,713
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/24	140	155
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/24	17,180	19,620
[5]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/25	275	313
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/25	690	816
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	650	794
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	1,000	1,222

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	960	1,207
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/27	1,715	2,156
[5]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/28	720	928
[4,5]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	0.670%	12/1/23	8,075	8,146
[3]	Plum Boro School District GO	3.300%	9/15/29	100	104
[5]	Pocono Mountain School District GO	4.000%	9/1/23	2,650	2,848
[5]	Reading School District GO	5.000%	3/1/24	665	742
	Scranton PA School District GO	5.000%	6/1/22	2,150	2,230
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/23	250	275
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/24	300	343
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/25	315	373
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/26	920	1,104
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/27	995	1,190
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/28	785	935
[5]	Shenandoah Valley School District GO	4.000%	8/1/27	885	1,052
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/27	45	53
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/23	135	146
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/24	105	118
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/25	165	192
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/26	160	193
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/27	300	372
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/28	215	273
	Southcentral Pennsylvania General Authority College & University Revenue	5.000%	5/1/29	250	324
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	2,795	3,165
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/22	375	390
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/23	500	544
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/24	500	566
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/25	750	881
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/26	2,000	2,430
	Southeastern Pennsylvania Transportation Authority Appropriations Revenue	5.000%	6/1/27	2,250	2,816
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/22	360	370
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/23	885	952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/24	700	785
	Southeastern Pennsylvania Transportation Authority Miscellaneous Revenue	5.000%	3/1/25	760	885
[3]	Spring Cove School District GO	3.000%	11/15/26	1,545	1,733
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	500	556
	St. Mary Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,950	2,258
	State Public School Building Authority College & University Revenue	5.000%	5/1/22	1,050	1,089
[3]	State Public School Building Authority College & University Revenue	5.000%	6/15/22	1,160	1,208
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/22	445	466
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/23	300	322
[3]	State Public School Building Authority College & University Revenue	5.000%	6/15/23	2,580	2,807
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/23	300	328
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/24	300	335
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/24	190	216
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/25	400	462
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/25	450	530
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/26	1,000	1,187
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/26	735	892
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/27	715	874
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/27	1,200	1,498
[3]	State Public School Building Authority College & University Revenue	5.000%	3/1/28	750	940
[3]	State Public School Building Authority College & University Revenue	5.000%	7/15/28	2,035	2,599
[3]	State Public School Building Authority College & University Revenue	5.000%	6/15/33	1,885	1,957
[3]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/21	2,670	2,690
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	4/1/22	1,590	1,641
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/28	1,000	1,232
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/22	545	577
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/23	1,110	1,226
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/24	745	856
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/25	1,070	1,271
[3]	University Area Joint Authority Sewer Revenue	5.000%	11/1/26	1,005	1,201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	20,000	23,197
[4]	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue, SIFMA Municipal Swap Index Yield + 0.360%	0.380%	8/5/21	24,210	24,321
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/22	75	78
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/23	125	134
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/24	375	413
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/25	465	526
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/26	280	324
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/27	270	335
	Westmoreland County IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	5.000%	7/1/28	300	381
[8]	Westmoreland County Municipal Authority Multiple Utility Revenue	0.000%	8/15/23	5,020	4,981
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/27	1,280	1,517
	Westmoreland County PA GO	5.000%	8/15/28	890	1,138
[3]	Williamsport Sanitary Authority Sewer Revenue	5.000%	1/1/28	1,095	1,391
[3]	Woodland Hills School District GO	4.000%	9/1/26	600	692
[3]	Woodland Hills School District GO	4.000%	9/1/27	630	741
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/23	1,265	1,356
[3]	York County School of Technology Authority Lease Revenue	5.000%	2/15/25	1,350	1,565
					1,715,204
Puerto Rico (0.3%)
[5]	Commonwealth of Puerto Rico GO	5.250%	7/1/24	600	617
[5]	Commonwealth of Puerto Rico GO	5.375%	7/1/25	125	128
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/22	910	940
	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.250%	7/1/24	1,305	1,364
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	270	274
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	1,505	1,527
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/22	4,180	4,240
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.250%	7/1/22	1,805	1,847
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	700	712
[8]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	1,410	1,434

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	110	113
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/23	145	149
[5]	Puerto Rico Electric Power Authority Electric Power & Light Revenue	5.000%	7/1/24	300	308
[13]	Puerto Rico Highway & Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/23	15	15
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/21	4,200	4,267
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/22	3,505	3,725
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/23	3,665	4,055
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/24	4,200	4,818
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/25	8,630	10,235
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/26	12,355	15,097
	Puerto Rico Housing Finance Authority Lease (Appropriation) Revenue (Puerto Rico Pub Housing Project)	5.000%	12/1/27	3,200	4,015
[5]	Puerto Rico Public Buildings Authority Lease (Non-Terminable) Revenue	5.250%	7/1/27	100	103
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	13,226	12,735
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	60,313	55,301
					128,019
Rhode Island (0.5%)
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	4.000%	9/15/24	500	552
[5]	Providence Public Building Authority Lease (Appropriation) Revenue	5.000%	9/15/25	500	587
	Providence RI GO	5.000%	1/15/22	200	204
	Providence RI GO	5.000%	1/15/23	240	255
	Providence RI GO	5.000%	1/15/24	250	276
	Providence RI GO	5.000%	1/15/25	250	286
	Providence RI GO	5.000%	1/15/26	250	294
	Rhode Island Commerce Corp. Appropriations Revenue	5.000%	5/15/27	5,620	7,008
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	6,015	6,556
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	3,440	3,906
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	8,810	10,372
	Rhode Island Commerce Corp. Port, Airport & Marina Revenue	5.000%	7/1/22	500	521
[5]	Rhode Island Health and Educational Building Corp. Appropriations Revenue	4.000%	5/15/22	11,705	12,063
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/15/21	200	201

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	400	402
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/21	405	407
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	610	643
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	450	475
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/22	200	211
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	450	495
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	640	705
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/23	300	330
[7]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/23	415	460
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	375	429
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	670	767
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/24	1,110	1,270
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	395	469
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/15/25	425	505
[7]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/25	450	536
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/26	150	184
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	150	189
[7]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/27	490	618
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	145	187
[7]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/28	350	452
[7]	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/29	365	481
	Rhode Island Health and Educational Building Corp. College & University Revenue VRDO	0.020%	8/5/21	34,000	34,000
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	5,625	5,642
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	2,510	2,599
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	2,500	2,604
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	2,295	2,471
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	2,700	2,915
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, ETM	5.000%	9/1/21	1,650	1,656

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/24	750	851
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/26	625	760
[3]	Rhode Island Health and Educational Building Corp. Lease (Non-Terminable) Revenue	5.000%	5/15/28	1,500	1,929
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/22	290	301
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/23	215	234
	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/24	235	266
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/25	200	236
[5]	Rhode Island Health and Educational Building Corp. Lease Revenue	5.000%	5/15/26	200	243
[2]	Rhode Island Health and Educational Building Corp. Recreational Revenue VRDO	0.020%	8/4/21	28,200	28,200
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.200%	10/1/25	325	331
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.450%	10/1/26	300	309
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	1.625%	10/1/27	600	621
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.000%	10/1/50	10,205	11,162
	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue	3.500%	10/1/50	3,480	3,852
[14]	Rhode Island RI Housing and Mortgage Finance Corp. Local or Guaranteed Housing Revenue PUT	1.700%	10/1/22	1,855	1,856
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/22	140	148
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/24	150	172
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/25	200	237
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/26	250	306
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/27	245	308
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/22	2,615	2,719
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/25	14,020	16,469
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	2.250%	6/1/41	1,885	2,014
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	315	367
					179,074
South Carolina (1.1%)
	Aiken County SC Consolidated School District GO	5.000%	4/1/25	2,180	2,559
	Beaufort County School District GO	5.000%	3/1/27	4,070	5,071
	Beaufort County School District GO	5.000%	3/1/28	7,430	9,516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/26	10,000	11,116
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/25	550	621
	Florence County SC Health, Hospital, Nursing Home Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/27	865	992
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/25	3,130	3,722
	Florence SC Combined Waterworks & Sewerage System Water Revenue	5.000%	9/1/26	4,320	5,309
	Georgetown County School District GO	5.000%	3/1/27	4,085	5,105
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/27	1,530	1,923
	Grand Strand Water & Sewer Authority Water Revenue	5.000%	6/1/28	1,970	2,544
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,055	1,093
	Greenville Health System Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	1,000	1,035
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	530	547
	Greenwood County SC Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	1,000	1,032
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/21	1,015	1,031
	Kershaw County Public Schools Foundation Lease (Appropriation) Revenue	5.000%	12/1/22	1,000	1,063
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	550	583
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,925	2,131
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	710	817
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	720	858
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,070	2,091
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/21	1,130	1,143
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/21	1,245	1,255
	Myrtle Beach SC Tax Allocation Revenue	5.000%	10/1/22	1,240	1,307
	Newberry Investing in Children's Education Lease (Appropriation) Revenue	5.000%	12/1/22	1,390	1,479
	Oconee County School District GO	5.000%	3/1/25	475	556
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	53,495	58,015
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/24	8,400	9,360
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,245	1,442
	Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/25	1,490	1,726
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/22	2,200	2,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Piedmont Municipal Power Agency Nuclear Revenue	3.000%	1/1/23	1,660	1,727
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/24	765	835
	Piedmont Municipal Power Agency Nuclear Revenue	4.000%	1/1/25	1,175	1,321
	Richland County School District No. 2 GO	5.000%	3/1/24	250	281
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	780	795
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/22	165	168
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	1,110	1,185
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/23	190	203
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	1,000	1,111
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/24	135	150
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/25	165	190
	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/26	310	370
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/21	2,950	2,996
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/22	4,075	4,332
	SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/26	3,145	3,675
[1,2]	South Carolina Jobs Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.110%	8/5/21	15,055	15,055
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/24	1,000	1,125
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/25	1,850	2,158
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	960	1,145
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/26	3,185	3,838
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	470	578
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	820	1,036
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/23	1,860	1,995
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/24	1,825	2,043
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	5.000%	11/15/26	290	333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	25,000	29,687
[1,2]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	7,520	7,520
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/21	1,000	1,000
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	8/1/22	1,500	1,558
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/1/23	1,500	1,645
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/21	135	137
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/22	145	154
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/23	165	183
	South Carolina Public Service Authority Electric Power and Light Revenue	5.000%	12/1/24	185	214
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/21	3,825	3,885
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/22	2,025	2,154
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	2,820	3,248
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/27	910	1,045
	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	275	294
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	715	726
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	10,075	10,717
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	7,500	7,978
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	1,185	1,261
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	580	617
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	520	577
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	3,615	4,014
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	600	693
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/24	10,230	11,809
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/25	10,910	12,776
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	1,645	1,919
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	570	688
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	260	313
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/25	1,105	1,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Water Revenue	5.000%	12/1/26	1,045	1,061
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	450	457
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	3,270	3,323
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	615	640
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	995	1,035
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	525	546
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	585	609
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,040	1,083
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	600	625
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	1,380	1,436
[14]	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/47	3,295	3,570
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	4.500%	7/1/48	6,755	7,496
	South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	5,945	6,564
	South Carolina Transportation Infrastructure Bank Fuel Sales Tax Revenue	5.000%	10/1/23	4,885	5,399
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	7,050	7,792
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	16,200	18,647
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	16,225	19,363
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.100%	10/1/26	10,065	10,916
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	21,790	26,886
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.000%	10/1/27	3,600	3,894
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/23	375	405
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/24	500	563
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	500	584
	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/25	405	418
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/26	1,015	1,223
[5]	Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	5.000%	4/15/27	725	899
	University of South Carolina College & University Revenue	5.000%	5/1/23	1,000	1,086
	University of South Carolina College & University Revenue	5.000%	5/1/24	750	846
	University of South Carolina College & University Revenue	5.000%	5/1/25	750	876

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
York County SC GO	5.000%	4/1/25	3,825	4,310
				428,399
South Dakota (0.1%)
Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,785	3,011
Educational Enhancement Funding Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	980	1,058
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/22	375	387
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/23	750	810
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/24	1,120	1,259
South Dakota Board of Regents Housing & Auxiliary Facilities System Local or Guaranteed Housing Revenue	5.000%	4/1/25	1,000	1,166
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	185	186
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	500	505
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	550	556
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	1,285	1,352
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	140	147
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	400	424
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	535	567
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	750	824
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	190	209
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	1,000	1,139
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/24	200	229
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	500	590
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	480	568
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	170	203

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	720	877
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/27	750	940
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,148
	South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/1/24	4,805	5,386
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue	4.000%	11/1/47	5,835	6,314
					29,855
Tennessee (2.0%)
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,178
	Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,600	1,945
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/21	2,500	2,510
	Chattanooga TN Electric Power & Light Revenue	5.000%	9/1/22	2,015	2,122
	Chattanooga-Hamilton County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	570	650
[2]	Clarksville Public Building Authority Miscellaneous Revenue VRDO	0.030%	8/2/21	10,810	10,810
	Dyer County TN GO	3.000%	6/1/27	1,400	1,585
	Franklin TN GO	5.000%	6/1/27	1,810	2,282
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,265	1,320
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	900	982
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	3,500	3,817
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,810	3,063
	Hamilton County TN GO	5.000%	1/1/25	685	797
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	3,545	3,657
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,000	1,124
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	1,100	1,325
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,335	1,340
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	960	989
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/22	145	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,500	1,614
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	1,370	1,498
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,250	1,398
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	1,670	1,963
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/26	1,835	2,218
	Knox County TN GO	5.000%	6/1/25	1,375	1,621
	Knoxville TN Gas System Natural Gas Revenue	5.000%	3/1/27	3,130	3,906
	Knoxville TN Wastewater System Sewer Revenue	4.000%	4/1/26	7,360	8,601
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/24	775	897
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/26	600	743
	Memphis TN Electric System Electric Power & Light Revenue	5.000%	12/1/27	435	554
	Memphis TN Gas Natural Gas Revenue	5.000%	12/1/24	665	770
[7]	Memphis TN GO	5.000%	5/1/26	5,130	6,247
	Memphis TN GO	5.000%	5/1/27	2,245	2,814
[7]	Memphis TN GO	5.000%	5/1/27	3,215	4,029
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/26	675	832
	Memphis TN Sanitary Sewerage System Sewer Revenue	5.000%	10/1/27	775	983
[7]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/24	170	188
[7]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/26	150	174
[7]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/27	195	230
[7]	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/28	195	234
[4]	Metropolitan Government of Nashville & Davidson	0.010%	8/11/21	17,500	17,501
[4]	Metropolitan Government of Nashville & Davidson	0.010%	9/2/21	12,500	12,500
[4]	Metropolitan Government of Nashville & Davidson	0.010%	9/22/21	30,200	30,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	3.000%	10/1/24	425	442
	Metropolitan Government of Nashville & Davidson County TN GO	0.010%	10/5/21	12,500	12,500
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	18,905	20,665
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	23,395	27,676
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/25	1,500	1,775
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/28	10,000	12,789
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/22	3,945	4,122
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	46,420	50,762
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	14,485	15,840
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	0.010%	10/12/21	25,000	24,999
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,181
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	850	1,038
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,257
	Montgomery County TN GO	4.000%	4/1/25	500	532
	Montgomery County TN GO	5.000%	6/1/25	1,100	1,298
	Montgomery County TN GO	5.000%	6/1/26	1,725	2,105
	Montgomery County TN GO	5.000%	6/1/27	2,275	2,857
	Montgomery County TN GO	5.000%	6/1/28	2,175	2,805
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/27	1,375	1,374
[6]	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue, 4.000% coupon rate effective 4/1/26	0.000%	4/1/28	1,400	1,430
	Public Building Authority of Sevier County TN Lease Revenue VRDO	0.030%	8/2/21	12,900	12,900
[2]	Public Building Authority of Sevier County TN Miscellaneous Revenue VRDO	0.030%	8/4/21	5,000	5,000
	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	5/1/23	1,210	1,312
[5]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	41,700	41,700
[5]	Shelby County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	4,000	4,000
	Shelby County TN GO	5.000%	4/1/25	4,710	5,526
	Shelby County TN GO VRDO	0.020%	8/5/21	13,000	13,000
	Sullivan County TN GO	5.000%	5/1/22	2,745	2,846
	Sullivan County TN GO	5.000%	5/1/23	2,985	3,237
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/22	335	349
[2]	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	215	228
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/23	375	397
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/23	320	345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/24	350	383
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/24	500	556
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/25	500	564
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/25	600	685
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/26	550	635
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/26	1,140	1,332
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/27	2,810	3,316
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/27	2,240	2,669
	Tennergy Corp. Natural Gas Revenue	4.000%	3/1/28	2,925	3,516
	Tennergy Corp. Natural Gas Revenue	4.000%	9/1/28	2,375	2,873
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	59,525	67,731
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	59,440	71,484
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/21	13,385	13,438
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/22	2,350	2,406
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,585	1,671
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/22	105	111
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/23	5,825	6,232
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	2,840	3,129
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/23	125	138
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,595	7,556
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/24	125	143
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/25	175	207
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	400	482
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/26	200	244
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	2,270	2,747
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/27	1,000	1,248
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	11/1/28	2,185	2,787
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	5/1/23	93,880	99,549
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	16,595	18,852
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	7/1/39	605	636
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/42	2,610	2,849
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	4.000%	1/1/45	1,230	1,302
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.500%	7/1/50	2,880	3,199
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	5,160	5,647
	Tennessee State School Bond Authority College & University Revenue	5.000%	11/1/25	4,635	5,545
	Washington County TN GO	4.000%	6/1/23	2,050	2,195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wilson County TN GO	5.000%	4/1/24	3,420	3,860
					763,567
Texas (11.2%)
	Alamo Community College District GO	5.000%	8/15/23	5,455	6,008
	Alamo Community College District GO	5.000%	8/15/24	12,260	14,074
	Alamo Community College District GO	5.000%	8/15/25	8,255	9,815
	Aldine Independent School District GO	5.000%	2/15/25	350	408
	Aledo Independent School District GO	5.000%	2/15/26	835	1,007
	Alief Independent School District GO	5.000%	2/15/25	2,595	3,026
	Alief Independent School District GO	5.000%	2/15/26	1,300	1,569
	Allen Independent School District GO	5.000%	2/15/25	1,000	1,122
	Allen Independent School District GO	5.000%	2/15/25	1,170	1,365
	Alvin TX Independent School District GO	5.000%	2/15/26	400	483
	Alvin TX Independent School District GO	5.000%	2/15/27	250	311
	Alvin TX Independent School District GO	5.000%	2/15/28	500	639
	Alvin TX Independent School District GO	5.000%	2/15/28	50	60
	Alvin TX Independent School District GO PUT	2.150%	8/15/21	9,555	9,562
	Alvin TX Independent School District GO PUT	1.250%	8/15/22	7,825	7,911
	Alvin TX Independent School District GO PUT	0.450%	8/15/23	2,275	2,278
	Amarillo TX GO	4.000%	2/15/27	1,750	2,080
	Amarillo TX GO	4.000%	2/15/28	1,825	2,214
	Amarillo TX GO	4.000%	2/15/29	1,900	2,343
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/22	335	352
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/23	155	168
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	185	211
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/24	325	370
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	195	230
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	400	471
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/25	205	236
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	200	243
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/26	420	509
	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/27	520	646
[1,2]	Arlington Higher Education Finance Corp. Charter School Aid Revenue TOB	0.090%	8/5/21	3,835	3,835
	Arlington TX GO	4.000%	8/15/23	2,925	3,155
	Arlington TX GO	5.000%	8/15/24	2,925	3,349
	Arlington TX GO	5.000%	8/15/24	2,795	3,200
	Arlington TX GO	5.000%	8/15/25	2,925	3,466
	Arlington TX GO	5.000%	8/15/26	2,920	3,574
	Arlington TX GO	5.000%	8/15/27	1,040	1,309
	Arlington TX Independent School District GO	5.000%	2/15/25	2,275	2,656
	Arlington TX Independent School District GO, Prere.	5.000%	2/15/23	1,400	1,506
	Arlington TX Special Tax Revenue	4.000%	2/15/22	750	765
	Arlington TX Special Tax Revenue	4.000%	2/15/23	910	963
	Arlington TX Special Tax Revenue	5.000%	2/15/24	1,410	1,579
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/25	1,220	1,419
[5]	Arlington TX Special Tax Revenue	5.000%	2/15/26	1,110	1,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arlington TX Water & Wastewater System Water Revenue	5.000%	6/1/27	2,205	2,762
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/21	250	254
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/22	250	265
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/23	225	246
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/24	300	338
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/25	1,265	1,458
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/26	1,250	1,468
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/27	845	1,006
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/28	1,505	1,816
	Austin Community College District GO	5.000%	8/1/27	1,700	2,144
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/22	1,000	1,049
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/23	200	219
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/24	200	228
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/25	255	302
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/27	1,015	1,194
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/22	870	883
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/23	750	789
	Austin Convention Enterprises Inc. Economic Development Revenue	5.000%	1/1/24	1,090	1,185
	Austin Independent School District GO	5.000%	8/1/24	1,360	1,555
	Austin Independent School District GO	5.000%	8/1/25	1,815	2,151
	Austin Independent School District GO	5.000%	8/1/26	3,095	3,794
	Austin Independent School District GO	5.000%	8/1/26	9,690	11,877
[7]	Austin Independent School District GO	5.000%	8/1/26	575	703
[7]	Austin Independent School District GO	5.000%	8/1/27	2,250	2,832
[7]	Austin Independent School District GO	5.000%	8/1/28	2,500	3,230
	Austin TX GO	5.000%	9/1/22	11,740	12,365
	Austin TX GO	5.000%	9/1/25	500	527
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/22	500	519
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/22	100	106
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/26	3,390	4,199
	Austin TX Water & Wastewater System Water Revenue, ETM	5.000%	5/15/22	500	519
	Beaumont Independent School District GO	5.000%	2/15/23	3,945	4,236
	Beaumont Independent School District GO	5.000%	2/15/24	4,150	4,654
	Beaumont Independent School District GO	5.000%	2/15/25	4,360	5,083
	Bedford TX GO	5.000%	2/1/22	2,515	2,576

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bedford TX GO	5.000%	2/1/23	2,635	2,822
Bedford TX GO	5.000%	2/1/24	2,775	3,099
Bedford TX GO	5.000%	2/1/25	2,920	3,384
Bexar County Hospital District GO	5.000%	2/15/22	1,555	1,596
Bexar County Hospital District GO	5.000%	2/15/23	1,545	1,660
Bexar County TX GO	5.000%	6/15/24	350	398
Bexar County TX GO	5.000%	6/15/24	1,020	1,161
Bexar County TX GO	5.000%	6/15/25	1,560	1,843
Bexar County TX GO	5.000%	6/15/26	2,240	2,736
Bexar County TX GO	5.000%	6/15/27	1,175	1,478
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/27	1,855	2,118
Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	9,500	12,331
Brazosport Independent School District GO	5.000%	2/15/25	1,955	2,284
Brazosport Independent School District GO	5.000%	2/15/26	1,775	2,146
Brazosport Independent School District GO	5.000%	2/15/27	505	630
Brownsville TX Utilities System Multiple Utility Revenue	5.000%	9/1/21	1,000	1,004
Burnet Consolidated Independent School District GO	5.000%	8/1/26	800	980
Burnet Consolidated Independent School District GO	5.000%	8/1/27	800	1,009
Burnet Consolidated Independent School District GO	5.000%	8/1/28	835	1,081
Calhoun County Independent School District GO	5.000%	2/15/24	3,900	4,365
Canyon Independent School District GO	5.000%	2/15/26	3,540	4,266
Capital Area Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	2.100%	9/1/22	6,875	6,881
Carrollton TX GO	5.000%	8/15/26	1,225	1,503
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/23	2,875	3,091
Carrollton-Farmers Branch Independent School District GO	2.000%	2/15/24	500	524
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/25	740	864
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/26	1,500	1,814
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/27	2,785	3,472
Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/28	1,100	1,409
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	225	229
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	2,675	2,728
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	75	76
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	4,500	4,803
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	1,170	1,247
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	115	128
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	150	173
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/26	125	150
Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	370	457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,250	1,490
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	5,655	6,717
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	325	412
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/28	700	882
	Central Texas Regional Mobility Authority Highway Revenue BAN	4.000%	1/1/22	3,500	3,510
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	4,700	5,319
[9]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	8,365	8,340
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/24	100	114
[9]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/22	1,920	1,917
	Clear Creek Independent School District GO	5.000%	2/15/24	440	494
	Clear Creek Independent School District GO	5.000%	2/15/25	675	788
	Clear Creek Independent School District GO	5.000%	2/15/25	325	379
	Clear Creek Independent School District GO	5.000%	2/15/26	700	845
	Clear Creek Independent School District GO	5.000%	2/15/28	1,250	1,599
	Clear Creek Independent School District GO PUT	2.150%	8/16/21	8,050	8,056
	Clear Creek Independent School District GO PUT	1.350%	8/15/22	10,500	10,617
	Clear Creek Independent School District GO PUT	0.500%	8/15/23	7,500	7,511
	Clint Independent School District GO	5.000%	8/15/25	1,505	1,785
	College Station TX GO	5.000%	2/15/22	1,650	1,693
	College Station TX GO	5.000%	2/15/23	1,735	1,865
	College Station TX GO	5.000%	2/15/24	3,655	4,101
	Collin County Community College District GO	5.000%	8/15/24	2,260	2,589
	Collin County Community College District GO	5.000%	8/15/24	115	132
	Collin County Community College District GO	5.000%	8/15/25	1,760	2,091
	Collin County Community College District GO	5.000%	8/15/26	2,775	3,407
	Collin County Community College District GO	5.000%	8/15/27	3,665	4,634
	Collin County Community College District GO	5.000%	8/15/28	1,025	1,329
[7]	Collin County TX GO	5.000%	2/15/26	2,225	2,683
[7]	Collin County TX GO	5.000%	2/15/27	1,335	1,661
[7]	Collin County TX GO	5.000%	2/15/28	1,000	1,279
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/22	1,000	1,020
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/23	1,495	1,596
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/24	1,625	1,809
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/25	1,055	1,219
	Colorado River Municipal Water District Water Revenue	5.000%	1/1/27	1,835	2,254
	Comal Independent School District GO	5.000%	2/1/27	4,385	5,450
	Conroe Independent School District GO	5.000%	2/15/25	2,575	3,003
	Conroe Independent School District GO	5.000%	2/15/25	4,490	5,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Conroe Independent School District GO	5.000%	2/15/26	3,570	4,306
	Conroe Independent School District GO	5.000%	2/15/27	5,535	6,667
	Conroe TX GO	5.000%	11/15/24	1,415	1,635
	Coppell Independent School District GO	5.000%	8/15/22	1,000	1,051
	Coppell Independent School District GO	5.000%	8/15/25	5,995	7,128
	Corpus Christi TX GO	5.000%	3/1/26	1,800	2,176
	Corpus Christi TX GO	5.000%	3/1/26	70	82
	Corpus Christi TX GO	5.000%	3/1/27	1,455	1,810
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/22	5,000	5,131
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	965	1,038
[7]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	2,480	2,892
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	4,000	4,830
[7]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	1,330	1,605
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	170	212
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	3,555	4,426
[7]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	230	286
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	3,695	4,724
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	6,120	6,124
	Cypress-Fairbanks Independent School District GO PUT	2.125%	8/16/21	930	931
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,750	5,815
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	5,825	5,891
	Cypress-Fairbanks Independent School District GO PUT	1.250%	8/15/22	10,625	10,746
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	590	599
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	140	149
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/22	625	666
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/23	2,000	2,226
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/24	275	319
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	2,910	3,491
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/25	750	900
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/26	1,045	1,293
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	1,065	1,354
	Dallas County Community College District GO	5.000%	2/15/25	3,270	3,792
	Dallas County Utility & Reclamation District GO	5.000%	2/15/22	5,365	5,499
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	2,300	2,463
	Dallas County Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,071
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/21	4,045	4,093
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/23	135	150
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	2,160	2,493

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	5,030	6,386
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	4,750	6,031
	Dallas Housing Finance Corp. Local or Guaranteed Housing Revenue PUT	1.250%	7/1/23	3,750	3,825
	Dallas Independent School District GO	4.000%	2/15/26	19,410	22,558
	Dallas Independent School District GO	5.000%	2/15/26	1,160	1,354
	Dallas Independent School District GO	5.000%	2/15/27	7,000	8,710
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,800	9,030
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	8,835	9,068
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	310	318
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	2,815	2,889
	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,190	1,238
	Dallas Independent School District GO, Prere.	4.000%	8/15/22	2,860	2,976
	Dallas TX GO	5.000%	2/15/23	1,440	1,478
[3]	Dallas TX GO	5.000%	2/15/23	3,400	3,657
[3]	Dallas TX GO	5.000%	2/15/23	10,875	11,696
	Dallas TX GO	5.000%	2/15/24	6,280	7,046
	Dallas TX GO	5.000%	2/15/24	7,700	8,639
	Dallas TX GO	5.000%	2/15/25	9,000	10,491
	Dallas TX GO	5.000%	2/15/25	7,700	8,976
	Dallas TX GO	5.000%	2/15/26	3,410	4,106
	Dallas TX GO	5.000%	2/15/28	5,540	7,022
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,735	4,296
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	3,315	3,813
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/25	1,740	2,074
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/26	2,510	3,001
	Del Valle Independent School District GO	5.000%	6/15/25	1,500	1,770
	Del Valle Independent School District GO	5.000%	6/15/26	1,000	1,219
	Del Valle Independent School District GO	5.000%	6/15/27	1,000	1,255
	Denton County TX GO	5.000%	7/15/24	515	588
	Denton County TX GO	5.000%	7/15/25	1,670	1,977
	Denton County TX GO	5.000%	7/15/26	1,855	2,271
	Denton Independent School District GO	0.000%	8/15/22	5,000	4,993
	Denton Independent School District GO	5.000%	8/15/24	2,850	3,262
	Denton Independent School District GO	5.000%	8/15/25	1,170	1,362
	Denton Independent School District GO PUT	2.000%	8/1/24	4,500	4,732
	Denton TX GO	5.000%	2/15/24	1,430	1,606
	Dickinson Independent School District GO	4.000%	2/15/27	2,125	2,526
	Dickinson Independent School District GO	5.000%	2/15/28	1,115	1,425
[7]	Dickinson Independent School District GO PUT	0.250%	8/1/23	4,850	4,850
	Donna TX Independent School District GO	5.000%	2/15/24	250	281
	Donna TX Independent School District GO	5.000%	2/15/25	500	583
	Donna TX Independent School District GO	5.000%	2/15/26	500	604
	Dripping Springs TX Independent School District GO	5.000%	2/15/26	1,525	1,707
	Eagle Mountain & Saginaw Independent School District GO PUT	2.000%	8/1/24	15,275	16,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eanes Independent School District GO	5.000%	8/1/25	1,180	1,401
	Eanes Independent School District GO	5.000%	8/1/26	2,470	3,030
	Ector County Hospital District GO	5.000%	9/15/21	200	201
	Ector County Hospital District GO	5.000%	9/15/22	210	219
	Ector County Hospital District GO	5.000%	9/15/24	445	497
	Ector County Hospital District GO	5.000%	9/15/25	250	287
	Ector County Hospital District GO	5.000%	9/15/26	700	822
	Ector County Hospital District GO	5.000%	9/15/27	1,070	1,278
	El Paso Independent School District GO	5.000%	8/15/28	1,000	1,270
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/23	1,505	1,620
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/24	1,780	1,997
	El Paso Municipal Drainage Utility System Sewer Revenue	5.000%	3/1/25	1,985	2,313
	El Paso TX GO	5.000%	8/15/21	410	411
	El Paso TX GO	5.000%	8/15/21	5,615	5,624
	El Paso TX GO	5.000%	8/15/22	400	421
	El Paso TX GO	5.000%	8/15/22	435	457
	El Paso TX GO	5.000%	8/15/22	2,860	3,007
	El Paso TX GO	5.000%	8/15/23	255	280
	El Paso TX GO	5.000%	8/15/24	135	154
	El Paso TX GO	5.000%	8/15/24	350	400
	El Paso TX GO	5.000%	8/15/24	480	549
	El Paso TX GO	5.000%	8/15/25	685	811
	El Paso TX GO	5.000%	8/15/25	2,210	2,617
	El Paso TX GO	5.000%	8/15/25	1,005	1,190
	El Paso TX GO	5.000%	8/15/26	1,010	1,236
	El Paso TX GO	5.000%	8/15/26	1,110	1,358
	El Paso TX GO	5.000%	8/15/26	685	838
	El Paso TX GO	5.000%	8/15/26	535	654
	El Paso TX GO	5.000%	8/15/26	535	654
	El Paso TX GO	5.000%	8/15/27	715	900
	El Paso TX GO	5.000%	8/15/27	50	57
	El Paso TX GO	5.000%	8/15/27	400	503
	El Paso TX GO	5.000%	8/15/27	300	377
	El Paso TX GO	5.000%	8/15/28	435	562
	El Paso TX GO	5.000%	8/15/28	400	516
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/22	1,140	1,172
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/25	3,095	3,607
	El Paso TX Water & Sewer Water Revenue, Prere.	5.000%	3/1/22	2,500	2,571
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	265	270
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/22	105	107
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/23	580	606
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	610	665
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/25	35	38
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/26	255	282
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/27	325	364
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	640	723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/28	65	73
[3]	Fort Bend County Municipal Utility District No. 58 GO	3.000%	4/1/29	170	193
	Fort Bend County TX GO	5.000%	3/1/23	1,275	1,374
	Fort Bend County TX GO	5.000%	3/1/24	3,770	4,240
	Fort Bend County TX GO	5.000%	3/1/24	190	214
	Fort Bend County TX GO	5.000%	3/1/24	500	562
	Fort Bend County TX GO	5.000%	3/1/25	2,785	3,255
	Fort Bend County TX GO	5.000%	3/1/25	200	234
	Fort Bend County TX GO	5.000%	3/1/25	500	584
	Fort Bend County TX GO	5.000%	3/1/26	425	514
	Fort Bend County TX GO	5.000%	3/1/26	720	870
	Fort Bend County TX GO	5.000%	3/1/27	250	311
	Fort Bend County TX GO	5.000%	3/1/27	500	622
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/22	200	206
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/23	200	215
[1,2]	Fort Bend County TX Toll Road Highway Revenue TOB VRDO	0.070%	8/5/21	1,525	1,525
	Fort Bend Independent School District GO	5.000%	2/15/25	2,615	3,052
	Fort Bend Independent School District GO	5.000%	8/15/25	2,240	2,662
	Fort Bend Independent School District GO	5.000%	8/15/25	1,000	1,189
	Fort Bend Independent School District GO	5.000%	8/15/25	160	190
	Fort Bend Independent School District GO	5.000%	2/15/26	1,350	1,632
	Fort Bend Independent School District GO	0.720%	8/1/26	17,060	17,214
	Fort Bend Independent School District GO	5.000%	8/15/26	3,020	3,711
	Fort Bend Independent School District GO	5.000%	8/15/26	760	934
	Fort Bend Independent School District GO	5.000%	8/15/26	250	307
	Fort Bend Independent School District GO	5.000%	8/15/27	600	758
	Fort Bend Independent School District GO PUT	1.500%	8/1/21	10,280	10,280
	Fort Bend Independent School District GO PUT	1.950%	8/1/22	10,385	10,563
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	2,985	3,038
	Fort Worth Independent School District GO	5.000%	2/15/23	850	914
	Fort Worth Independent School District GO	5.000%	2/15/24	1,670	1,875
	Fort Worth Independent School District GO	5.000%	2/15/25	1,130	1,319
	Fort Worth Independent School District GO	5.000%	2/15/25	1,925	2,246
	Fort Worth Independent School District GO	5.000%	2/15/26	1,260	1,467
	Fort Worth Independent School District GO	5.000%	2/15/26	1,510	1,821
	Fort Worth Independent School District GO	5.000%	2/15/26	5,040	6,081
	Fort Worth Independent School District GO	5.000%	2/15/27	965	1,162
	Fort Worth TX GO	5.000%	3/1/25	4,535	5,292
	Fort Worth TX GO	3.000%	9/1/25	1,275	1,411
	Fort Worth TX GO	5.000%	3/1/27	4,530	5,627
[7]	Fort Worth TX GO	5.000%	3/1/27	2,210	2,745
	Fort Worth TX GO	4.000%	3/1/28	3,680	4,456
[7]	Fort Worth TX GO	5.000%	3/1/28	1,430	1,823
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/25	1,935	2,259
	Fort Worth TX Water & Sewer System Water Revenue	4.000%	2/15/27	4,455	5,314
	Friendswood Independent School District GO	4.000%	2/15/25	1,400	1,583
	Friendswood Independent School District GO	4.000%	2/15/26	1,410	1,637
	Friendswood Independent School District GO	4.000%	2/15/27	625	743
	Friendswood Independent School District GO	4.000%	2/15/28	645	783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Frisco Independent School District GO	5.000%	8/15/24	1,535	1,613
	Frisco Independent School District GO	5.000%	8/15/24	2,975	3,408
	Frisco Independent School District GO	5.000%	8/15/25	1,900	2,258
	Frisco Independent School District GO	5.000%	8/15/25	2,640	3,138
	Frisco Independent School District GO	5.000%	8/15/26	1,830	2,248
	Frisco Independent School District GO	4.000%	2/15/28	5,690	6,920
	Frisco TX GO	5.000%	2/15/24	10,000	10,755
	Galena Park Independent School District GO	5.000%	8/15/24	1,030	1,181
	Galena Park Independent School District GO	5.000%	8/15/25	1,560	1,855
	Galena Park Independent School District GO	5.000%	8/15/25	1,000	1,189
	Galena Park Independent School District GO	5.000%	8/15/26	2,000	2,457
	Galveston County TX GO	4.000%	2/1/22	1,110	1,132
	Galveston County TX GO	4.000%	2/1/23	840	887
	Galveston County TX GO	4.000%	2/1/24	1,000	1,092
	Galveston County TX GO	4.000%	2/1/25	1,085	1,221
	Garland Independent School District GO	5.000%	2/15/26	6,275	7,325
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/25	725	838
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/26	760	907
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	770	946
	Garland TX Electric Utility System Electric Power & Light Revenue	5.000%	3/1/27	1,510	1,865
	Garland TX GO	5.000%	2/15/23	500	537
	Garland TX GO	5.000%	2/15/25	800	932
	Garland TX GO	5.000%	2/15/26	690	831
	Georgetown Independent School District GO PUT	2.750%	8/1/22	7,750	7,956
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/24	1,630	1,829
	Goose Creek Consolidated Independent School District GO	5.000%	2/15/25	1,465	1,708
[7]	Goose Creek Consolidated Independent School District GO	0.600%	8/17/26	1,200	1,200
	Goose Creek Consolidated Independent School District GO PUT	1.300%	8/16/21	6,900	6,903
	Goose Creek Consolidated Independent School District GO PUT	0.270%	10/1/21	5,500	5,502
	Goose Creek Consolidated Independent School District GO PUT	0.450%	8/15/22	4,075	4,091
	Granbury Independent School District GO, Prere.	5.000%	8/1/23	1,205	1,323
	Grand Parkway Transportation Corp. Highway Revenue BAN	5.000%	2/1/23	183,315	196,138
	Grand Parkway Transportation Corp. Highway Revenue PUT	5.000%	10/1/23	26,520	29,145
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	1,000	1,106
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	9,320	10,406
	Grapevine-Colleyville Independent School District GO	4.000%	8/15/21	200	200
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/25	1,450	1,455
	Grapevine-Colleyville Independent School District GO	5.000%	8/15/26	1,500	1,782
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/26	220	264

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/27	460	567
	Greater Texas Cultural Education Facilities Finance Corp. Lease (Appropriation) Revenue	5.000%	3/1/28	520	657
	Hallsville TX Independent School District GO	5.000%	2/15/27	4,150	5,169
	Harlandale Independent School District GO	4.000%	8/15/27	1,410	1,689
[3]	Harlandale Independent School District GO PUT	2.000%	8/15/24	1,100	1,117
	Harlandale Independent School District GO PUT	0.750%	8/15/25	7,350	7,354
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/21	760	770
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/22	600	637
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/23	760	843
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	5.000%	11/15/24	1,025	1,182
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	4,000	4,032
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,580	1,593
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,950	2,989
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	500	520
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,560	2,706
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,000	1,057
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,070	2,193
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/22	1,000	1,065
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	700	762
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/23	1,250	1,381
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/23	1,500	1,666
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	1,250	1,415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	2,000	2,299
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	5,000	5,770
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	695	828
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	5,110	6,102
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	8,070	9,932
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue CP	0.100%	11/1/21	34,170	34,169
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	3,400	3,608
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/22	1,320	1,404
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/24	10,000	11,483
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/24	8,650	9,959
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	0.900%	5/15/25	4,000	4,002
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	13,215	16,214
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT	5.000%	12/1/26	3,780	4,647
[4]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.420%	0.440%	12/1/22	6,500	6,484
[1,2]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	15,060	15,060
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	5,000	5,000
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	27,070	27,070
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	39,000	39,000
[4]	Harris County Flood Control District	0.010%	8/5/21	80,150	80,150
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/25	1,190	1,372
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	7,520	8,666
[7]	Harris County Flood Control District GO	5.000%	10/1/28	1,700	2,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Flood Control District Lease Revenue	5.000%	10/1/24	3,295	3,793
	Harris County Flood Control District Lease Revenue	5.000%	10/1/25	2,555	3,049
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	1,235	1,267
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,000	2,146
	Harris County Hospital District Health, Hospital, Nursing Home Revenue	5.000%	2/15/24	2,800	3,118
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/25	1,000	1,186
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/28	2,565	3,271
	Harris County TX GO	5.000%	10/1/22	10,025	10,601
	Harris County TX GO	5.000%	10/1/23	8,575	9,066
	Harris County TX GO	5.000%	10/1/23	3,950	4,176
	Harris County TX GO	5.000%	10/1/24	9,000	9,514
	Harris County TX GO	5.000%	10/1/24	6,580	7,576
	Harris County TX GO	5.000%	10/1/24	3,315	3,817
	Harris County TX GO	5.000%	10/1/25	1,825	2,179
	Harris County TX GO	5.000%	10/1/25	1,140	1,361
	Harris County TX GO	5.000%	10/1/26	1,570	1,879
	Harris County TX GO	5.000%	10/1/27	5,030	6,386
	Harris County TX GO CP	0.010%	10/1/21	6,230	6,230
[5]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	11,155	12,663
	Hays Consolidated Independent School District GO	5.000%	8/15/28	800	977
[1]	Hays County TX	2.500%	9/15/25	255	258
	Hays County TX GO	5.000%	2/15/23	1,120	1,202
	Hays County TX GO	5.000%	2/15/23	840	901
	Hays County TX GO	5.000%	2/15/24	1,035	1,158
	Hays County TX GO	5.000%	2/15/24	840	940
	Hays County TX GO	5.000%	2/15/25	1,265	1,469
	Hays County TX GO	5.000%	2/15/25	850	987
	Hays County TX GO	5.000%	2/15/26	1,600	1,921
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/22	400	417
	Hidalgo County Drain District No. 1 GO	4.000%	9/1/23	350	378
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/24	430	492
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/25	555	657
	Hidalgo County Drain District No. 1 GO	5.000%	9/1/26	900	1,096
	Houston Community College System College & University Revenue	5.000%	4/15/23	2,000	2,163
	Houston Community College System College & University Revenue	5.000%	4/15/24	2,895	3,265
	Houston Community College System GO	5.000%	2/15/25	1,670	1,945
	Houston Community College System GO	5.000%	2/15/26	800	964
	Houston Community College System GO	5.000%	2/15/26	3,005	3,621
	Houston Community College System GO	5.000%	2/15/26	3,000	3,615
	Houston Community College System GO	5.000%	2/15/27	2,870	3,568
	Houston Community College System GO	5.000%	2/15/27	2,655	3,300
	Houston Community College System GO	5.000%	2/15/27	4,450	5,531
	Houston Community College System GO	5.000%	2/15/28	1,570	2,004
	Houston Community College System GO	5.000%	2/15/28	1,235	1,576
	Houston Independent School District GO	5.000%	2/15/24	20,455	22,988
	Houston Independent School District GO	5.000%	2/15/25	8,540	9,982
	Houston Independent School District GO PUT	2.250%	6/1/22	21,135	21,489

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston Independent School District GO PUT	2.250%	6/1/22	4,925	5,007
	Houston Independent School District GO PUT	4.000%	6/1/23	4,500	4,810
	Houston Independent School District GO PUT	4.000%	6/1/23	11,750	12,560
	Houston Independent School District GO PUT	3.000%	6/1/24	2,200	2,371
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	200	209
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	2,300	2,620
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	5,445	6,437
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,760	2,081
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	2,250	2,747
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,780	2,237
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	3,000	3,770
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	2,405	3,101
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,700	1,776
	Houston TX Combined Utility System Electric Power & Light Revenue VRDO	0.020%	8/5/21	54,850	54,850
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	6,550	7,408
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/22	7,315	7,777
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	7,430	8,263
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/23	260	289
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	2,060	2,384
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/25	1,505	1,806
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/27	4,115	5,230
[2,4]	Houston TX Combined Utility System Water Revenue PUT	0.040%	8/6/21	63,700	63,700
	Houston TX Combined Utility System Water Revenue VRDO	0.020%	8/5/21	5,000	5,000
	Houston TX GO	5.000%	3/1/24	2,315	2,605
	Houston TX GO	5.000%	3/1/24	10,000	11,237
	Houston TX GO	5.000%	3/1/25	5,000	5,840
	Houston TX GO	5.000%	3/1/26	3,530	4,262
	Houston TX GO, Prere.	5.000%	3/1/22	1,000	1,029
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/21	1,500	1,506
[7]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/22	90	94
[7]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/23	90	97
[7]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/24	125	139
[7]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/25	110	125
[7]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/26	140	163
[7]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/27	285	337
[7]	Houston TX Hotel Occupancy Tax Revenue	4.000%	9/1/28	370	444
	Humble Independent School District GO	5.500%	2/15/25	1,710	2,027

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Humble Independent School District GO	4.000%	2/15/26	4,000	4,512
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,665	1,904
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/24	1,100	1,261
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	4,260	5,050
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,330	1,581
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/25	1,425	1,694
	Hurst-Euless-Bedford Independent School District GO	5.000%	8/15/26	1,250	1,535
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/21	250	252
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/22	250	264
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/23	350	386
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/24	515	589
	Irving Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/25	500	591
[4]	Irving Hospital Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.120%	10/15/23	1,550	1,557
	Irving Independent School District GO	5.000%	2/15/25	2,280	2,656
	Irving TX GO	5.000%	9/15/25	3,090	3,678
	Irving TX GO	5.000%	9/15/26	3,150	3,870
	Jacksonville Independent School District GO	5.000%	2/15/28	1,675	2,137
	Katy Independent School District GO	4.000%	2/15/24	410	434
	Katy Independent School District GO	4.000%	2/15/25	1,000	1,059
	Kaufman County TX GO	5.000%	2/15/25	255	296
	Kaufman County TX GO	5.000%	2/15/25	125	145
	Kaufman County TX GO	5.000%	2/15/26	200	240
	Kaufman County TX GO	5.000%	2/15/26	165	198
	Kaufman County TX GO	5.000%	2/15/27	200	248
	Kaufman County TX GO	5.000%	2/15/27	175	217
	Keller TX Independent School District GO, Prere.	4.000%	8/15/23	6,770	7,306
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/21	800	801
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,049
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/23	255	278
	Kerrville Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue (Peterson Regional Medical Center Project)	5.000%	8/15/24	340	386
	Klein Independent School District GO	5.000%	8/1/21	7,560	7,560
	Klein Independent School District GO	5.000%	8/1/24	375	429
	Klein Independent School District GO	5.000%	8/1/26	1,215	1,334
	La Joya Independent School District GO	5.000%	2/15/25	1,075	1,248
	La Porte TX Independent School District GO	4.000%	2/15/27	1,655	1,962
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/25	225	264
	Lake Houston Redevelopment Authority Lease Revenue	5.000%	9/1/27	240	296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lake Travis Independent School District GO	5.000%	2/15/25	1,535	1,792
	Lake Travis Independent School District GO PUT	1.000%	2/15/22	3,075	3,117
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	505	512
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,020	1,033
	Lake Travis Independent School District GO PUT, Prere.	2.625%	2/15/22	1,265	1,280
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	3,175	3,259
	Lamar Consolidated Independent School District GO	5.000%	2/15/25	2,235	2,612
[1,2]	Lamar Consolidated Independent School District GO TOB VRDO	0.090%	8/5/21	1,970	1,970
	Laredo TX GO	5.000%	2/15/27	240	289
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/22	270	278
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/24	245	276
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/25	115	134
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	210	253
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/26	275	331
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	220	273
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/27	425	527
	Laredo TX Waterworks & Sewer System Water Revenue	5.000%	3/1/28	435	554
	Leander Independent School District GO	0.000%	8/16/21	5,395	5,395
	Leander Independent School District GO	0.000%	8/16/22	9,615	9,601
	Leander Independent School District GO	0.000%	8/16/23	8,500	8,464
	Leander Independent School District GO	5.000%	8/15/24	850	973
	Leander Independent School District GO	5.000%	8/15/25	2,860	3,396
	Leander Independent School District GO	5.000%	8/15/27	5,335	6,541
	Leander Independent School District GO, Prere.	0.000%	8/15/24	1,000	383
	Lewisville Independent School District GO	5.000%	8/15/22	2,605	2,737
	Lewisville Independent School District GO	5.000%	8/15/25	1,000	1,144
	Lewisville Independent School District GO	5.000%	8/15/25	1,800	2,139
	Lewisville Independent School District GO	5.000%	8/15/26	1,605	1,971
	Lewisville Independent School District GO	5.000%	8/15/26	3,245	3,710
	Lewisville Independent School District GO	5.000%	8/15/26	2,535	3,112
	Little Elm Independent School District GO PUT	0.680%	8/15/25	3,250	3,250
	Lone Star College System College & University Revenue	5.000%	2/15/22	35	36
	Lone Star College System GO	5.000%	2/15/22	6,085	6,244
	Longview Independent School District GO	5.000%	2/15/26	275	332
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/24	1,535	1,736
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/25	5,105	5,298
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	500	519
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	5,000	5,193

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	1,000	1,088
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	350	381
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/23	3,310	3,600
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,040	1,176
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	500	565
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/24	1,770	2,001
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,000	2,344
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	500	586
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	430	504
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	2,420	2,836
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,545	1,869
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	3,000	3,629
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	1,000	1,210
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/26	2,600	3,145
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,070	1,332
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	3,205	3,990
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	1,000	1,245
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/27	2,250	2,801
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	500	638
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/28	2,360	3,013
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	6,155	6,393
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	2,125	2,207
Lower Colorado River Authority Lease Revenue	5.000%	5/15/22	1,100	1,143
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	6,025	6,257
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	2,455	2,670
Lower Colorado River Authority Lease Revenue	5.000%	5/15/23	1,985	2,159
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	3,095	3,500
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	4,255	4,811
Lower Colorado River Authority Lease Revenue	5.000%	5/15/24	1,020	1,153
Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	2,075	2,432

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	4,200	4,754
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/25	6,565	7,693
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	3,045	3,302
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	5,020	5,681
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/26	4,020	4,862
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/28	135	158
	Lower Neches Valley Authority Industrial Development Corp. Industrial Revenue VRDO	0.030%	8/2/21	10,000	10,000
	Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project) VRDO	0.030%	8/2/21	18,770	18,770
	Lubbock County TX GO	4.000%	2/15/28	2,090	2,536
	Lubbock TX GO	5.000%	2/15/22	645	662
	Lubbock TX GO	5.000%	2/15/25	3,160	3,542
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/26	400	482
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/27	350	436
	Lubbock TX Water & Wastewater System Water Revenue	5.000%	2/15/28	350	447
	Mainland College GO	5.000%	8/15/22	625	656
	Mainland College GO	5.000%	8/15/23	515	565
	Mainland College GO	5.000%	8/15/24	280	319
	Mainland College GO	5.000%	8/15/25	350	413
	Mainland College GO	5.000%	8/15/26	400	487
	Mainland College GO	5.000%	8/15/27	500	625
	Manor Independent School District GO	5.000%	8/1/25	1,100	1,301
	Manor Independent School District GO	5.000%	8/1/26	840	1,026
	Manor Independent School District GO	5.000%	8/1/27	1,255	1,577
	Mansfield Independent School District GO	4.000%	2/15/24	2,540	2,780
	Mansfield Independent School District GO	4.000%	2/15/25	4,910	5,536
	Mansfield Independent School District GO	5.000%	2/15/26	2,265	2,723
	Mansfield Independent School District GO PUT	2.500%	8/1/21	4,625	4,625
	Mansfield Independent School District GO, Prere.	5.000%	2/15/24	1,665	1,870
	Marble Falls Independent School District GO	5.000%	8/15/25	2,105	2,496
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,330	3,531
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	3,010	3,191
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	4,440	4,707
	McAllen Independent School District GO, Prere.	4.000%	2/15/23	2,885	3,059
[7]	McKinney Independent School District GO	5.000%	2/15/25	2,000	2,329
[7]	McKinney Independent School District GO	5.000%	2/15/26	1,500	1,808
[7]	McKinney Independent School District GO	5.000%	2/15/27	1,450	1,804
[7]	McKinney Independent School District GO	5.000%	2/15/28	1,450	1,848
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/21	590	592
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/23	550	602

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/25	445	522
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/26	550	662
[5]	Memorial City Redevelopment Authority Tax Allocation Revenue	5.000%	9/1/27	1,050	1,295
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/24	2,145	2,477
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	1,590	1,904
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,600	3,000
	Metropolitan Transit Authority of Harris County Sales & Use Tax Sales Tax Revenue	5.000%	11/1/25	2,440	2,921
	Midlothian Independent School District GO	5.000%	2/15/24	500	560
	Midlothian Independent School District GO	5.000%	2/15/25	370	431
	Midlothian Independent School District GO	5.000%	2/15/26	550	662
	Midlothian Independent School District GO	5.000%	2/15/26	2,235	2,689
	Midlothian Independent School District GO	5.000%	2/15/27	700	867
	Midlothian Independent School District GO	5.000%	2/15/27	2,425	3,004
	Midlothian Independent School District GO PUT	2.000%	8/1/24	3,265	3,423
	Midway Independent School District GO	5.000%	8/1/26	1,320	1,613
	Midway Independent School District GO	5.000%	8/15/26	750	918
	Midway Independent School District GO	4.000%	8/1/27	1,500	1,795
	Midway Independent School District GO	5.000%	8/15/27	525	660
	Midway Independent School District GO	4.000%	8/1/28	1,230	1,498
	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/26	1,200	1,446
	Monahans-Wickett-Pyote Independent School District GO	5.000%	2/15/28	670	831
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/23	250	274
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/24	500	568
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/25	750	881
	Montgomery Independent School District GO	5.000%	2/15/25	1,950	2,269
	Nederland Independent School District GO	5.000%	8/15/25	1,875	2,214
	Nederland Independent School District GO	5.000%	8/15/26	1,970	2,398
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/26	755	918
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/28	580	745
	New Braunfels TX Utility System Revenue	0.010%	9/21/21	5,000	5,000
	New Caney Independent School District GO PUT	3.000%	8/15/21	8,115	8,123
[7]	New Caney Independent School District GO PUT	1.250%	8/15/24	2,350	2,414
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	2,750	3,144
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,535	3,006
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,090	1,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/22	775	821
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/23	835	923
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Westminster Manor Project)	5.000%	11/1/24	625	718
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	2,665	2,305
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	1,730
	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue, ETM	4.000%	4/1/22	215	221
[1,2]	New York State Urban Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	6,500	6,500
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/22	1,000	1,057
	Newark Cultural Education Facilities Finance Corp. Recreational Revenue	5.000%	11/15/23	1,000	1,100
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	755	796
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/23	900	947
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,090	1,208
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/24	1,285	1,421
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/25	1,200	1,379
	North East TX Independent School District GO	5.000%	8/1/25	400	475
	North East TX Independent School District GO	5.000%	8/1/26	2,015	2,387
	North East TX Independent School District GO	5.000%	8/1/26	420	515
	North East TX Independent School District GO PUT	1.420%	8/1/21	3,340	3,340
[7]	North East TX Independent School District GO PUT	1.000%	8/1/22	1,660	1,660
	North East TX Independent School District GO PUT	2.375%	8/1/22	5,735	5,866
	North East TX Independent School District GO PUT	2.200%	8/1/24	15,000	15,712
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/24	745	863
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/25	675	809
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	2,530	3,128
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/27	3,445	4,373
	North Fort Bend Water Authority Water Revenue	5.000%	12/15/28	3,595	4,672

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/23	785	856
	North Texas Municipal Water District Regional Wastewater System Sewer Revenue	5.000%	6/1/25	1,470	1,734
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	1,000	1,028
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/25	590	702
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/26	500	614
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/27	750	949
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	6,765	6,901
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,675	1,709
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	2,640	2,693
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,000	1,069
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	6,785	7,251
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,375	3,607
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,205	3,425
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	5,465	5,841
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,150	1,283
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,540	4,851
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	5,385	5,754
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,400	1,563
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	4,850	5,410
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,770	7,232
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	4,045	4,321
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	6,365	7,382
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	2,950	3,151
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,260	1,460
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,050	1,262
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	19,105	22,949
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	445	535
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,865	5,809
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.120%	8/5/21	1,875	1,875
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.120%	8/5/21	5,090	5,090

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	North Texas Tollway Authority Highway Revenue Tolls Revenue TOB VRDO	0.120%	8/5/21	3,940	3,940
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/22	11,095	11,318
[13]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	4,000	3,753
	Northside Independent School District GO	5.000%	8/15/24	925	1,060
	Northside Independent School District GO	5.000%	8/15/24	770	883
	Northside Independent School District GO	5.000%	8/15/24	750	860
	Northside Independent School District GO	5.000%	2/15/25	3,520	3,944
	Northside Independent School District GO	5.000%	8/15/25	1,300	1,546
	Northside Independent School District GO	5.000%	8/15/25	1,155	1,374
	Northside Independent School District GO	5.000%	8/15/25	1,000	1,189
	Northside Independent School District GO	4.000%	8/15/26	3,260	3,846
	Northside Independent School District GO	5.000%	8/15/26	970	1,193
	Northside Independent School District GO PUT	1.750%	6/1/22	10,820	10,840
	Northside Independent School District GO PUT	2.750%	8/1/23	17,340	18,176
	Northside Independent School District GO PUT	1.600%	8/1/24	16,515	17,115
	Northside Independent School District GO PUT	0.700%	6/1/25	11,000	11,095
	Nueces County TX GO	5.000%	2/15/28	435	555
	Odessa Junior College District GO	5.000%	8/15/23	500	549
	Odessa Junior College District GO	5.000%	8/15/25	610	719
	Olmos Park Higher Education Facilities Corp. College & University Revenue, ETM	5.000%	12/1/21	1,000	1,016
	Pasadena Independent School District GO	5.000%	2/15/26	1,000	1,207
	Pasadena Independent School District GO PUT	1.500%	8/15/24	15,000	15,515
	Pearland Independent School District GO	5.000%	2/15/24	835	936
	Pearland TX GO	5.000%	3/1/22	720	740
	Pearland TX GO	5.000%	3/1/23	470	506
	Pearland TX GO	5.000%	3/1/24	830	930
	Pearland TX GO	5.000%	3/1/25	685	797
	Pearland TX GO	5.000%	3/1/26	600	720
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/21	240	241
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/22	160	168
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/23	370	407
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/24	700	799
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/25	1,025	1,212
	Pearland TX Waterworks & Sewer System Water Revenue	5.000%	9/1/26	1,015	1,238
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/22	2,885	3,015
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/29	295	348
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.010%	8/5/21	33,195	33,195
	Permanent University Fund - University of Texas System College & University Revenue VRDO	0.020%	8/5/21	2,385	2,385

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pflugerville Independent School District GO	5.000%	2/15/26	1,570	1,898
Pflugerville Independent School District GO PUT	2.250%	8/15/22	1,725	1,764
Pflugerville Independent School District GO PUT	2.500%	8/15/23	4,000	4,181
Pflugerville TX GO	5.000%	8/1/26	805	985
Pflugerville TX GO	5.000%	8/1/26	450	551
Pflugerville TX GO	5.000%	8/1/27	725	912
Pflugerville TX GO	5.000%	8/1/27	655	824
Pflugerville TX GO	5.000%	8/1/28	1,145	1,478
Pflugerville TX GO	5.000%	8/1/28	500	645
Plainview Independent School District GO	5.000%	2/15/24	1,155	1,293
Plainview Independent School District GO	5.000%	2/15/25	995	1,156
Plainview Independent School District GO	5.000%	2/15/26	545	654
Plainview Independent School District GO	5.000%	2/15/27	655	811
Plano Independent School District GO	5.000%	2/15/25	5,065	5,914
Plano Independent School District GO	4.000%	2/15/26	1,860	1,898
Plano TX Waterworks & Sewer System Water Revenue	4.000%	5/1/25	935	1,064
Port Arthur Independent School District GO	5.000%	2/15/24	555	619
Port Arthur Independent School District GO	5.000%	2/15/26	2,230	2,590
Port Authority of Houston of Harris County Texas GO	5.000%	10/1/21	8,945	9,016
Port Authority of Houston of Harris County Texas GO	5.000%	10/1/22	2,725	2,880
Port Authority of Houston of Harris County Texas GO	5.000%	10/1/26	2,900	3,568
Port Authority of Houston of Harris County Texas GO	5.000%	10/1/27	3,155	3,992
Princeton Independent School District GO, Prere.	5.000%	2/15/25	6,665	7,773
Prosper Independent School District GO	5.000%	2/15/26	1,080	1,305
Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/26	430	517
Red River Education Finance Corp. College & University Revenue (St. Edwards University Project)	5.000%	6/1/27	450	556
Richardson Independent School District GO	4.000%	2/15/25	2,405	2,454
Richardson Independent School District GO	4.000%	2/15/26	3,735	3,810
Rockland County TX GO	5.000%	2/1/23	205	220
Rockland County TX GO	5.000%	2/1/25	535	622
Rockland County TX GO	5.000%	2/1/26	550	662
Rockland County TX GO	5.000%	2/1/27	800	992
Rockwall Independent School District GO	5.000%	2/15/25	1,500	1,749
Rockwall TX GO	5.000%	8/1/21	800	800
Rockwall TX GO	5.000%	8/1/22	2,780	2,915
Rockwall TX GO	5.000%	8/1/23	1,660	1,815
Round Rock Independent School District GO	5.000%	8/1/23	3,900	4,280
Round Rock Independent School District GO	5.000%	8/1/24	4,045	4,625
Round Rock Independent School District GO	5.000%	8/1/24	325	372
Round Rock Independent School District GO	5.000%	8/1/25	1,000	1,187
Round Rock Independent School District GO	5.000%	8/1/25	2,870	3,403
Round Rock Independent School District GO	5.000%	8/1/25	7,000	8,309
Round Rock Independent School District GO	5.000%	8/1/25	1,550	1,838
Round Rock Independent School District GO	5.000%	8/1/25	500	593
Round Rock Independent School District GO	5.000%	8/1/26	5,100	6,254
Round Rock Independent School District GO	5.000%	8/1/26	3,135	3,838
Round Rock Independent School District GO	5.000%	8/1/27	5,000	6,312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Round Rock Independent School District GO	5.000%	8/1/27	3,375	4,251
	Round Rock Independent School District GO	5.000%	8/1/27	1,250	1,578
	Round Rock Independent School District GO	5.000%	8/1/28	750	971
[6]	Round Rock Independent School District GO PUT	1.500%	8/1/21	3,700	3,700
	Round Rock TX GO	4.000%	8/15/24	535	596
	Round Rock TX GO	4.000%	8/15/25	560	642
	Round Rock TX GO	5.000%	8/15/26	580	711
	Round Rock TX GO	5.000%	8/15/27	610	770
	Round Rock TX GO	5.000%	8/15/28	640	829
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/21	7,120	7,120
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	335	353
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/26	1,700	2,101
[7]	Sabinal Independent School District GO	5.000%	2/15/23	160	172
	San Angelo TX GO	2.000%	2/15/25	2,720	2,873
	San Angelo TX GO	3.000%	2/15/26	5,580	6,208
	San Angelo TX GO	3.000%	2/15/27	5,750	6,494
	San Angelo TX GO	3.000%	2/15/29	5,510	6,353
	San Antonio Independent School District GO	5.000%	8/15/26	1,590	1,950
	San Antonio Independent School District GO	5.000%	8/15/28	4,460	5,775
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/26	7,010	8,135
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/27	5,770	6,863
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.000%	12/1/21	13,625	13,644
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	2.750%	12/1/22	13,175	13,609
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	13,865	14,539
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/24	22,635	23,859
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	15,170	16,051
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.125%	12/1/26	3,350	3,433
[1,2]	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue TOB VRDO	0.050%	8/5/21	12,700	12,700
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	4,000	4,097
	San Antonio TX GO	5.000%	2/1/25	4,495	5,041
	San Antonio TX GO	5.000%	8/1/26	140	171
	San Antonio TX GO, Prere.	5.000%	8/1/21	1,000	1,000
	San Antonio TX GO, Prere.	5.000%	8/1/21	4,735	4,735
	San Antonio TX GO, Prere.	4.000%	8/1/22	1,250	1,299
	San Antonio TX GO, Prere.	4.000%	8/1/22	9,000	9,352
	San Antonio TX Independent School District GO	5.000%	2/15/26	9,505	11,098
	San Antonio TX Water System Revenue	0.090%	8/4/21	10,865	10,865
	San Antonio TX Water System Revenue	0.010%	9/2/21	16,000	16,000
	San Antonio Water System Water Revenue	5.000%	5/15/25	650	765
	San Antonio Water System Water Revenue	5.000%	5/15/25	335	364
	San Antonio Water System Water Revenue	5.000%	5/15/27	1,370	1,695
	San Antonio Water System Water Revenue PUT	2.000%	11/1/21	40,000	40,174
	San Antonio Water System Water Revenue PUT	2.000%	11/1/22	12,250	12,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	8,705	9,300
	San Jacinto Community College District GO	5.000%	2/15/24	500	560
	San Jacinto Community College District GO	5.000%	2/15/25	1,000	1,164
	San Jacinto Community College District GO	5.000%	2/15/26	1,125	1,355
	San Jacinto Community College District GO	5.000%	2/15/27	550	683
	San Jacinto Community College District GO	5.000%	2/15/28	560	714
	Schertz-Cibolo-Universal City Independent School District GO	5.000%	2/1/23	3,830	4,107
	Sheldon Independent School District GO	5.000%	2/15/25	3,015	3,505
	Socorro Independent School District GO	5.000%	8/15/24	1,175	1,342
	Socorro Independent School District GO	5.000%	8/15/24	1,495	1,707
	Socorro Independent School District GO	5.000%	2/15/25	1,000	1,161
	Socorro Independent School District GO	5.000%	8/15/25	600	709
	Southside Independent School District GO	5.000%	8/15/23	300	329
	Southside Independent School District GO	5.000%	8/15/24	250	285
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/22	3,950	4,172
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/23	700	771
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/24	500	573
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/25	5,000	5,922
	Southwest Higher Education Authority Inc. College & University Revenue	5.000%	10/1/26	1,000	1,222
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	355	373
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/24	175	197
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/26	325	388
[5]	Southwest Houston Redevelopment Authority Lease (Non-Terminable) Revenue	5.000%	9/1/27	175	213
	Southwest Independent School District GO	4.000%	2/1/25	570	644
	Southwest Independent School District GO	4.000%	2/1/26	500	580
	Southwest Independent School District GO	5.000%	2/1/27	650	806
	Spring Branch Independent School District GO	5.000%	2/1/28	3,150	4,026
	Spring Independent School District GO	5.000%	8/15/25	510	605
	Spring Independent School District GO	5.000%	8/15/26	1,300	1,542
	Spring Independent School District GO	5.000%	8/15/26	500	612
	Stephen F Austin State University College & University Revenue	5.000%	10/15/23	1,365	1,506
	Stephen F Austin State University College & University Revenue	5.000%	10/15/25	1,285	1,525
	Sugar Land TX GO	5.000%	2/15/22	250	257
	Sugar Land TX GO	5.000%	2/15/23	370	398
	Sugar Land TX GO	5.000%	2/15/24	500	561
	Sugar Land TX GO	5.000%	2/15/25	500	583
	Sugar Land TX Waterworks & Sewer System Water Revenue	5.000%	8/15/28	1,830	2,359
	Tahoka Independent School District GO	5.000%	2/15/23	100	107
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	1,200	1,204
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	2,400	2,419

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	875	914
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	750	819
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,950	2,207
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,470	1,723
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	3,000	3,305
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	3,500	4,229
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	400	493
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	485	615
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (MRC Stevenson Oaks Project)	3.000%	11/15/26	1,330	1,348
[4]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.390%	0.410%	12/16/22	46,590	46,626
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	22,760	22,760
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/2/21	600	600
[2]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	18,500	18,500
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	23,750	23,750
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	19,000	19,000
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	25,000	25,000
	Tarrant Regional Water District Water Supply System Water Revenue	5.000%	3/1/28	3,000	3,492
	Temple TX Utility System Water Revenue	5.000%	8/1/22	500	525
	Temple TX Utility System Water Revenue	5.000%	8/1/23	355	390
	Temple TX Utility System Water Revenue	5.000%	8/1/24	415	475
	Temple TX Utility System Water Revenue	5.000%	8/1/25	895	1,059
	Temple TX Utility System Water Revenue	5.000%	8/1/26	2,505	3,061
	Temple TX Utility System Water Revenue	5.000%	8/1/27	1,000	1,260
	Temple TX Utility System Water Revenue	5.000%	8/1/28	1,000	1,290
	Texas A&M University College & University Revenue	5.000%	5/15/24	4,730	5,368
	Texas A&M University Revenue CP	0.000%	1/5/22	22,375	22,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas City TX Independent School District GO	5.000%	8/15/22	275	289
	Texas City TX Independent School District GO	5.000%	8/15/23	590	648
	Texas City TX Independent School District GO	5.000%	8/15/24	1,650	1,888
	Texas City TX Independent School District GO	4.000%	2/15/25	1,930	2,181
	Texas City TX Independent School District GO	5.000%	8/15/27	3,700	4,660
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	3.500%	3/1/51	9,905	11,168
	Texas GO	5.000%	10/1/21	15,045	15,165
	Texas GO	5.000%	8/1/22	965	1,012
	Texas GO	5.000%	10/1/22	17,095	18,075
	Texas GO	5.000%	8/1/24	945	947
	Texas GO	5.000%	10/1/24	9,655	11,113
	Texas GO	5.000%	4/1/25	4,080	4,783
	Texas GO	5.000%	8/1/25	2,000	2,373
	Texas GO	5.000%	8/1/25	950	952
	Texas GO	5.000%	8/1/25	2,875	3,293
	Texas GO	5.000%	8/1/25	2,510	2,978
	Texas GO	5.000%	10/1/25	1,660	1,981
	Texas GO	5.000%	10/1/25	1,000	1,193
	Texas GO	5.000%	10/1/26	7,770	8,949
	Texas GO	5.000%	8/1/27	2,000	2,004
	Texas GO	5.000%	10/1/27	3,120	3,593
	Texas GO	5.000%	10/1/27	4,285	4,838
	Texas GO PUT	1.850%	8/1/22	490	490
[4]	Texas GO PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.320%	10/1/21	92,100	92,132
	Texas GO VRDO	0.020%	8/4/21	56,080	56,080
	Texas GO VRDO	0.040%	8/4/21	46,210	46,210
[2]	Texas GO VRDO	0.040%	8/4/21	68,315	68,315
	Texas GO VRDO	0.040%	8/4/21	18,605	18,605
	Texas GO VRDO	0.040%	8/4/21	53,725	53,725
	Texas GO VRDO	0.040%	8/4/21	8,105	8,105
	Texas GO VRDO	0.040%	8/4/21	13,880	13,880
	Texas GO VRDO	0.040%	8/4/21	25,250	25,250
	Texas GO, Prere.	5.000%	8/1/21	55	55
	Texas GO, Prere.	5.000%	4/1/22	11,995	12,387
	Texas GO, Prere.	5.000%	4/1/24	10,115	11,423
	Texas GO, Prere.	5.000%	4/1/24	7,525	8,498
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/21	565	575
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	1,320	1,405
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	1,650	1,832
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	1,525	1,758
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	1,410	1,680
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	4,215	5,164
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/27	5,850	7,339
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	12,260	15,739

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	3,515	3,925
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	805	934
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,150	2,578
	Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	28,995	34,180
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/22	500	500
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	810	810
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/24	420	420
	Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/25	450	450
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/21	1,250	1,269
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/22	150	155
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/22	725	771
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/23	135	146
	Texas Public Finance Authority College & University Revenue	5.000%	12/1/23	1,820	2,018
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/24	175	196
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/25	250	290
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/26	260	310
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/27	1,000	1,225
	Texas Public Finance Authority College & University Revenue	5.000%	5/1/28	725	908
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/22	670	686
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/23	580	622
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/24	600	671
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/25	2,980	3,466
	Texas Public Finance Authority Lease Revenue	5.000%	2/1/26	2,555	3,075
	Texas State Affordable Housing Corp. Local or Guaranteed Housing Revenue (Texas Heroes Home Loan Program)	4.250%	3/1/49	3,235	3,601
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/22	1,375	1,418
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/23	900	953
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/24	475	515
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/25	650	717
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/26	1,250	1,402
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/27	2,030	2,263

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Texas State Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/28	1,500	1,662
	Texas State University System College & University Revenue	5.000%	3/15/22	2,000	2,061
	Texas State University System College & University Revenue	5.000%	3/15/23	2,585	2,791
	Texas State University System College & University Revenue	5.000%	3/15/24	2,075	2,336
	Texas State University System College & University Revenue	5.000%	3/15/26	5,835	6,801
	Texas State University System College & University Revenue	5.000%	3/15/26	750	840
	Texas State University System College & University Revenue	5.000%	3/15/27	130	151
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	4,495	4,974
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	5,140	5,927
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	2,200	2,481
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	2,570	3,072
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue PUT	4.000%	10/1/21	8,500	8,553
[2]	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue VRDO	0.030%	8/4/21	39,720	39,720
	Texas Water Development Board Water Revenue	5.000%	10/15/22	3,515	3,723
	Texas Water Development Board Water Revenue	5.000%	8/1/23	3,900	4,284
	Texas Water Development Board Water Revenue	5.000%	4/15/24	1,595	1,804
	Texas Water Development Board Water Revenue	5.000%	8/1/24	4,110	4,704
	Texas Water Development Board Water Revenue	5.000%	10/15/24	3,130	3,611
	Texas Water Development Board Water Revenue	5.000%	4/15/25	4,510	5,297
	Texas Water Development Board Water Revenue	5.000%	8/1/25	655	777
	Texas Water Development Board Water Revenue	5.000%	8/1/25	6,060	7,193
	Texas Water Development Board Water Revenue	5.000%	10/15/27	4,000	5,078
	Tomball Independent School District GO	5.000%	2/15/25	5,000	5,838
	Tomball Independent School District GO PUT	1.350%	8/15/22	6,500	6,585
	Tomball Independent School District GO PUT	0.450%	8/15/23	1,375	1,378
	Travis County TX GO	2.000%	3/1/22	5,530	5,592
	Travis County TX GO	5.000%	3/1/24	2,750	3,081
	Travis County TX GO	5.000%	3/1/25	5,000	5,807
	Travis County TX GO	5.000%	3/1/26	5,000	6,006
[1,2]	Travis County TX Housing Finance Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.460%	8/5/21	12,500	12,500
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	5.000%	8/1/24	1,495	1,710
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/23	1,090	1,197
	Trinity River Authority Water Revenue	5.000%	2/1/28	100	120
	Trinity River Authority Water Revenue (Tarrant County Water Project)	5.000%	2/1/23	2,430	2,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Houston College & University Revenue	5.000%	2/15/23	6,880	7,400
	University of Houston College & University Revenue	5.000%	2/15/25	11,385	13,267
	University of Houston College & University Revenue	5.000%	2/15/26	6,060	7,309
	University of Houston College & University Revenue	5.000%	2/15/27	8,660	10,754
	University of North Texas System College & University Revenue	5.000%	4/15/22	1,035	1,071
	University of North Texas System College & University Revenue	5.000%	4/15/23	1,270	1,374
	University of North Texas System College & University Revenue	5.000%	4/15/24	2,250	2,538
	University of North Texas System College & University Revenue	5.000%	4/15/25	1,135	1,329
	University of Texas System College & University Revenue	5.000%	8/15/23	1,025	1,127
	University of Texas System College & University Revenue	5.000%	8/15/25	5,445	6,469
	University of Texas System College & University Revenue	5.000%	8/15/25	5,500	6,535
	University of Texas System College & University Revenue	5.000%	8/15/25	3,790	4,503
	University of Texas System College & University Revenue	5.000%	8/15/25	2,945	3,499
	Waco Educational Finance Corp. College & University Revenue	3.000%	3/1/23	325	340
	Waco Educational Finance Corp. College & University Revenue	4.000%	3/1/25	425	481
	Waco Educational Finance Corp. College & University Revenue	5.000%	3/1/27	1,000	1,240
[1,2]	Waco Educational Finance Corp. College & University Revenue TOB VRDO	0.090%	8/5/21	1,875	1,875
	Waco Independent School District GO, Prere.	5.000%	8/15/24	3,840	4,402
	Waco TX GO	4.000%	2/1/23	1,415	1,498
	Waco TX GO	4.000%	2/1/27	1,660	1,973
	Waco TX GO	4.000%	2/1/28	1,725	2,090
	Waco TX GO	4.000%	2/1/29	3,590	4,336
	Waller Consolidated Independent School District GO	5.000%	2/15/27	825	1,022
	Waller Consolidated Independent School District GO	5.000%	2/15/28	530	675
[3]	West Travis County Public Utility Agency Water Revenue	3.000%	8/15/21	200	200
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/22	310	325
[3]	West Travis County Public Utility Agency Water Revenue	5.000%	8/15/23	1,060	1,160
	Williamson County TX GO	5.000%	2/15/28	25	29
	Willis Independent School District GO	4.000%	2/15/26	650	755
	Willis Independent School District GO	4.000%	2/15/27	795	945
	Willis Independent School District GO	4.000%	2/15/28	1,955	2,375
	Wylie Independent School District GO	0.000%	8/15/22	1,250	1,248
	Wylie Independent School District GO	0.000%	8/15/23	2,225	2,215
	Wylie Independent School District GO	0.000%	8/15/24	1,675	1,658
	Wylie Independent School District GO	0.000%	8/15/25	1,240	1,214
	Ysleta Independent School District GO	5.000%	8/15/26	1,040	1,276
					4,260,014

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah (0.4%)
	Central Utah Water Conservancy District Revenue VRDO	0.050%	8/4/21	19,200	19,200
	Central Utah Water Conservancy District Water Revenue	5.000%	10/1/23	1,450	1,602
	Davis School District GO	4.000%	6/1/25	4,395	4,958
	Granite School District Board of Education GO	5.000%	6/1/25	4,355	5,140
	Granite School District Board of Education GO	5.000%	6/1/26	3,680	4,493
	Granite School District Board of Education GO	5.000%	6/1/28	5,315	6,863
	Murray UT Revenue VRDO	0.030%	8/2/21	4,040	4,040
	Tooele County School District GO	5.000%	6/1/25	1,540	1,816
	University of Utah College & University Revenue	5.000%	8/1/26	475	583
	University of Utah College & University Revenue	5.000%	8/1/26	850	1,042
	University of Utah College & University Revenue	5.000%	8/1/27	500	632
	University of Utah College & University Revenue, ETM	5.000%	8/1/22	1,150	1,206
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/22	100	103
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/23	160	172
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/24	170	189
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/25	135	155
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/26	125	149
	Utah County UT Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	21,000	23,546
[1,2]	Utah County UT Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	8/5/21	2,875	2,875
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	0.010%	8/4/21	11,000	11,000
	Utah GO	5.000%	7/1/24	2,500	2,853
	Utah GO	5.000%	7/1/25	3,010	3,565
	Utah GO	5.000%	7/1/26	9,000	11,022
	Utah GO	5.000%	7/1/27	17,000	21,465
	Utah GO, Prere.	5.000%	1/1/25	9,355	10,877
	Utah Infrastructure Agency Telecom Revenue	3.000%	10/15/25	265	290
	Utah Infrastructure Agency Telecom Revenue	4.000%	10/15/27	550	649
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	740
[5,7]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/24	350	394
[5,7]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/26	750	903
[5,7]	Vineyard Redevelopment Agency Tax Allocation Revenue	5.000%	5/1/28	450	570
	Washington County School District Board of Education GO	5.000%	3/1/24	200	225
					143,317
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/25	500	594
	University of Vermont and State Agricultural College Miscellaneous Revenue	5.000%	10/1/26	500	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/21	360	366
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/22	650	691
	Vermont Educational & Health Buildings Financing Agency Miscellaneous Revenue	5.000%	12/1/24	500	575
	Vermont GO	5.000%	8/15/24	1,760	2,016
	Vermont GO	5.000%	8/15/25	4,325	5,141
	Vermont GO	5.000%	8/15/25	3,080	3,661
	Vermont GO	5.000%	8/15/25	2,375	2,823
	Vermont GO	5.000%	8/15/26	2,310	2,839
	Vermont GO	5.000%	8/15/27	1,640	2,077
	Vermont GO	5.000%	8/15/28	2,442	3,175
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	10/1/24	2,445	2,817
	Vermont Municipal Bond Bank Miscellaneous Revenue	4.000%	12/1/26	885	1,048
	Vermont Municipal Bond Bank Miscellaneous Revenue	5.000%	12/1/27	930	1,185
					29,621
Virgin Islands (0.0%)
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/21	2,000	2,007
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/22	2,000	2,089
[1]	Virgin Islands Public Finance Authority Government Fund/Grant Revenue	5.000%	9/1/25	150	173
					4,269
Virginia (1.5%)
	Albermarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/4/21	7,200	7,200
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	437
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	265	312
	Arlington County IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,100	1,379
	Arlington County VA GO	5.000%	6/15/23	7,815	8,535
	Arlington County VA GO	5.000%	6/15/24	8,575	9,767
	Arlington County VA GO	5.000%	6/15/25	8,225	9,732
	Arlington County VA GO	5.000%	6/15/26	8,190	10,029
	Arlington County VA GO, Prere.	4.000%	8/1/23	7,780	8,384
	Arlington County VA GO, Prere.	4.000%	8/1/23	13,670	14,732
	Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	58,675	64,823
	Chesapeake Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	2,125	2,176
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	935	1,020
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	885	999
	Chesapeake Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	3,025	3,531
	Chesterfield County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.125%	1/1/24	250	252
	Commonwealth of Virginia GO	5.000%	6/1/25	175	207

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfax County Economic Development Authority Lease (Appropriation) Revenue	5.000%	10/1/27	2,135	2,449
Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project)	5.000%	10/1/21	6,185	6,234
Fairfax County Economic Development Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	1,000	1,288
Fairfax County Economic Development Authority Revenue VRDO	0.020%	8/5/21	2,365	2,365
Fairfax County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/23	14,500	15,744
Fairfax County IDA Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	8,350	8,350
Fairfax County VA GO	3.000%	10/1/22	9,555	9,883
Fairfax County VA GO	5.000%	10/1/25	1,505	1,734
Fairfax County VA GO	5.000%	10/1/28	2,000	2,505
Fairfax County VA GO, Prere.	5.000%	10/1/23	10,215	11,295
Fairfax County VA Sewer Revenue	5.000%	7/15/23	1,565	1,715
Fairfax County VA Sewer Revenue	5.000%	7/15/25	1,655	1,964
Halifax County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.450%	4/1/22	11,000	11,014
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	35,370	36,947
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	730	769
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	500	571
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	1,000	1,168
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,680	1,939
Henrico County VA Water & Sewer Water Revenue	5.000%	5/1/25	1,485	1,748
Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/22	530	537
Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/23	825	860
Lexington IDA Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,015	1,087
Loudoun County Economic Development Authority Industrial Revenue VRDO	0.020%	8/4/21	25,300	25,300
Loudoun County Economic Development Authority Lease (Appropriation) Revenue	5.000%	12/1/25	1,000	1,199
Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	0.020%	8/4/21	45,080	45,080
Louisa IDA Nuclear Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	8,000	8,068
Louisa IDA Nuclear Revenue PUT	1.800%	4/1/22	3,510	3,546
Louisa IDA Nuclear Revenue PUT	1.900%	6/1/23	4,000	4,115
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	1,595	1,700
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,055	1,172
Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,455	1,677

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lynchburg Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,420	1,691
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/22	385	393
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/23	1,000	1,054
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/24	820	890
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/25	685	763
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/26	1,800	2,044
	Mosaic District Community Development Authority Lease (Appropriation) Revenue	4.000%	3/1/27	1,000	1,158
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/21	2,800	2,831
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	2,900	3,030
	Newport News Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	3,070	3,306
	Norfolk Redevelopment & Housing Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	1,675	1,743
[1]	Peninsula Town Center Community Development Authority	4.000%	9/1/23	225	229
[1,2]	Portsmouth VA GO TOB VRDO	0.040%	8/2/21	985	985
[2]	Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	13,035	13,035
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	300	314
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	645	719
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	910	1,062
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/27	955	1,135
	Rockingham County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/28	1,000	1,208
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/21	250	251
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/23	400	438
	Virginia Beach Development Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/25	910	1,072
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	5,000	5,370
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	3,000	3,367
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	17,330	19,450
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	10,500	12,674
	Virginia College Building Authority College & University Revenue	5.000%	9/1/21	12,155	12,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia College Building Authority College & University Revenue	5.000%	9/1/26	1,810	2,226
	Virginia College Building Authority College & University Revenue	5.000%	9/1/27	1,900	2,404
	Virginia College Building Authority College & University Revenue	5.000%	9/1/28	2,000	2,597
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	970	1,001
[1]	Virginia College Building Authority College & University Revenue (Marymount University Project)	5.000%	7/1/22	1,000	1,032
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/23	250	271
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/25	350	408
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/27	400	492
	Virginia College Building Authority College & University Revenue (Regent University Project)	5.000%	6/1/28	425	534
	Virginia College Building Authority College & University Revenue, ETM	5.000%	9/1/21	6,430	6,454
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/22	1,000	1,039
	Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,010	5,683
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/25	4,090	4,820
	Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	5.000%	5/15/26	7,550	9,196
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/22	3,865	4,079
	Virginia Commonwealth University College & University Revenue	5.000%	11/1/26	2,500	3,069
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/23	2,500	2,747
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	6,280	7,188
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	8,435	10,019
	Virginia Public Building Authority Miscellaneous Revenue	5.000%	8/1/25	3,105	3,688
	Virginia Public School Authority Lease (Appropriation) Revenue	5.000%	4/15/25	12,620	14,837
	Virginia Public School Authority Lease (Appropriation) Revenue	4.000%	4/15/26	13,170	15,419
	Virginia Public School Authority Lease Revenue	5.000%	8/1/22	1,000	1,049
	Virginia Public School Authority Lease Revenue	5.000%	8/1/23	15	16
	Virginia Public School Authority Lease Revenue	4.000%	8/1/25	5,065	5,638
	Virginia Public School Authority Lease Revenue	5.000%	8/1/25	2,000	2,377
	Virginia Public School Authority Lease Revenue	5.000%	8/1/27	6,915	8,223
	Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	2,995	3,140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Resources Authority Lease Revenue	5.000%	11/1/25	2,730	3,274
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/22	285	290
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	605	670
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,210	1,433
	Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,000	1,218
	Wise County IDA Electric Power & Light Revenue (VA Electric & Power Co. Project) PUT	0.750%	9/2/25	3,760	3,812
	Wise County IDA Electric Power & Light Revenue PUT	1.200%	5/31/24	5,815	5,966
	York County Economic Development Authority Electric Power & Light Revenue PUT	1.900%	6/1/23	4,000	4,100
					590,361
Washington (1.7%)
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	2/1/26	1,250	1,280
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.300%	0.320%	11/1/21	14,575	14,576
[4]	Central Puget Sound Regional Transit Authority Sales Tax Revenue PUT, SIFMA Municipal Swap Index Yield + 0.450%	0.470%	11/1/23	16,125	16,180
	Chelan County Public Utility District No 1 Water Revenue VRDO	0.020%	8/4/21	8,495	8,495
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/24	2,500	2,897
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/25	5,500	6,601
	Clark County School District No. 114 Evergreen GO	5.000%	12/1/26	6,500	8,058
	Clark County School District No. 122 Ridgefield GO	5.000%	12/1/23	100	104
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/25	515	619
	Clark County School District No. 37 Vancouver GO	5.000%	12/1/26	15	19
	Energy Northwest Nuclear Revenue	4.000%	7/1/24	4,500	5,001
	Energy Northwest Nuclear Revenue	5.000%	7/1/24	3,200	3,649
	Energy Northwest Nuclear Revenue	5.000%	7/1/25	5,865	6,938
	Energy Northwest Nuclear Revenue	5.000%	7/1/27	5,200	6,340
	Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	7,095	8,925
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/24	11,185	12,756
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	11,675	13,812
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/23	525	561
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/24	255	284
	Grant County Public Utility District No. 2 Electric Power & Light Revenue	5.000%	1/1/25	285	331
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/23	13,750	14,252
	Grant County Public Utility District No. 2 Electric Power & Light Revenue PUT	2.000%	12/1/25	12,095	12,842

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/22	125	128
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/24	215	230
	King County Housing Authority Local or Guaranteed Housing Revenue	3.000%	6/1/25	140	153
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/26	450	517
	King County Housing Authority Local or Guaranteed Housing Revenue	4.000%	6/1/27	650	760
	King County School District No. 216 Enumclaw GO	5.000%	12/1/21	2,265	2,302
	King County School District No. 405 Bellevue GO	5.000%	12/1/23	2,990	3,330
	King County School District No. 409 Tahoma GO	5.000%	12/1/25	1,575	1,754
	King County School District No. 411 Issaquah GO	5.000%	12/1/26	1,575	1,675
	King County School District No. 414 Lake Washington GO	4.000%	12/1/22	845	889
	King County School District No. 414 Lake Washington GO	5.000%	12/1/22	180	192
	King County School District No. 414 Lake Washington GO	5.000%	12/1/25	520	624
	King County WA GO	5.000%	1/1/25	1,800	1,880
[7]	King County WA GO	4.000%	1/1/27	7,000	8,329
[7]	King County WA GO	5.000%	1/1/28	5,490	7,008
	King County WA GO VRDO	0.030%	8/2/21	5,675	5,675
	King County WA GO VRDO	0.020%	8/4/21	12,000	12,000
	King County WA Sewer Revenue	5.000%	7/1/25	1,480	1,685
	King County WA Sewer Revenue	5.000%	1/1/26	4,020	4,198
	King County WA Sewer Revenue	5.000%	1/1/26	6,720	7,178
	King County WA Sewer Revenue	5.000%	7/1/27	2,920	3,567
	Kirkland WA GO	5.000%	12/1/23	635	707
	Kirkland WA GO	5.000%	12/1/24	670	776
	Kirkland WA GO	5.000%	12/1/25	705	846
	Lewis & Thurston Counties School District No. 401 Centralia GO	4.000%	12/1/21	575	582
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/22	355	378
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/23	270	300
	Lewis & Thurston Counties School District No. 401 Centralia GO	5.000%	12/1/24	335	387
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/23	500	556
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/24	500	578
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/25	750	898
	Pierce County School District No. 401 Peninsula GO	5.000%	12/1/26	760	940
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/24	500	578
	Pierce County School District No. 402 Franklin Pierce GO	5.000%	12/1/25	1,000	1,198
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/25	210	243
	Pierce County School District No. 403 Bethel GO	4.000%	12/1/26	435	516

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/22	1,470	1,512
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/23	2,315	2,427
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/27	2,780	3,329
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/27	1,000	1,048
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	3/1/28	500	569
[2]	Port of Tacoma WA Port, Airport & Marina Revenue VRDO	0.020%	8/4/21	18,000	18,000
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Hinoki Apartments Project)	3.000%	6/1/23	1,500	1,570
	Seattle Housing Authority Local or Guaranteed Housing Revenue (Northgate Plaza Project)	1.000%	6/1/26	4,340	4,353
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	9/1/26	225	277
	Seattle WA Drainage & Wastewater Sewer Revenue	5.000%	5/1/28	20	22
	Seattle WA GO	5.000%	6/1/22	15,755	16,401
	Seattle WA GO	5.000%	9/1/25	5,015	5,157
	Seattle WA GO	5.000%	6/1/26	4,000	4,726
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	5/1/25	5,000	5,880
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	9/1/25	2,920	3,475
[4]	Seattle WA Municipal Light & Power Electric Power & Light Revenue, SIFMA Municipal Swap Index Yield + 0.290%	0.310%	8/5/21	24,785	24,787
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/22	1,340	1,397
	Skagit County Public Hospital District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	1,915	2,065
	Snohomish County School District No. 4 Lake Stevens GO	5.000%	12/1/22	700	746
	Snohomish County WA GO	4.000%	12/1/25	3,220	3,444
	Spokane County WA GO	5.000%	12/1/25	800	959
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/22	750	780
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/23	715	777
	Tobacco Settlement Authority Tobacco Settlement Funded Revenue	5.000%	6/1/24	1,550	1,683
	University of Washington College & University Revenue	5.000%	4/1/22	1,000	1,033
	University of Washington College & University Revenue	5.000%	4/1/23	1,000	1,082
	University of Washington College & University Revenue	5.000%	4/1/23	115	124
	University of Washington College & University Revenue	5.000%	4/1/24	385	435
	University of Washington College & University Revenue	5.000%	4/1/25	310	364
	University of Washington College & University Revenue	5.000%	12/1/25	1,175	1,411
	University of Washington College & University Revenue	5.000%	4/1/27	3,710	4,643
	Washington COP	5.000%	7/1/27	1,250	1,568

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	6/1/22	1,500	1,561
Washington GO	5.000%	6/1/23	1,500	1,635
Washington GO	5.000%	2/1/24	1,585	1,778
Washington GO	5.000%	6/1/24	1,625	1,848
Washington GO	5.000%	7/1/24	10,000	10,446
Washington GO	5.000%	7/1/24	4,480	4,680
Washington GO	5.000%	8/1/24	13,825	15,824
Washington GO	5.000%	6/1/25	3,000	3,542
Washington GO	4.000%	7/1/25	1,020	1,056
Washington GO	5.000%	7/1/25	12,500	13,057
Washington GO	5.000%	8/1/25	9,240	10,976
Washington GO	5.000%	8/1/25	405	481
Washington GO	5.000%	8/1/25	5,135	6,099
Washington GO	4.000%	7/1/26	28,260	29,251
Washington GO	5.000%	7/1/26	2,550	2,664
Washington GO	5.000%	8/1/26	12,455	15,287
Washington GO	5.000%	8/1/26	9,015	9,877
Washington GO	5.000%	8/1/26	460	565
Washington GO	5.000%	8/1/26	5,570	6,837
Washington GO	5.000%	6/1/27	5,200	6,546
Washington GO	5.000%	2/1/28	6,750	8,642
Washington GO	4.000%	7/1/29	10,000	10,711
Washington GO	5.000%	8/1/31	15,040	18,869
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	3,690	3,886
Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	5,805	6,108
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/21	1,000	1,001
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	835	858
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	1,965	2,049
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	1,850	1,956
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	2,000	2,135
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	725	797
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	1,415	1,619
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	1,000	1,178
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	2,000	2,356
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	2,235	2,592
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	670	795
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,945	2,365
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	2,250	2,736
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/21	3,085	3,109
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/24	5,500	6,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/25	15,500	17,957
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	8/1/26	14,500	17,329
[4]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 1.400%	1.420%	1/1/25	615	618
[1,2]	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	8/5/21	3,375	3,375
	Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	1,020	1,034
[1,2]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue TOB VRDO	0.060%	8/5/21	9,500	9,500
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/22	540	550
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/24	605	670
[1]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Transforming Age Projects)	2.375%	1/1/26	5,750	5,756
[2]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	0.020%	8/4/21	17,685	17,685
	Washington State University College & University Revenue	5.000%	4/1/22	1,500	1,549
	Washington State University College & University Revenue	5.000%	10/1/22	650	687
	Washington State University College & University Revenue	5.000%	10/1/23	350	386
	Washington State University College & University Revenue	5.000%	10/1/24	585	670
	Washington State University College & University Revenue	5.000%	10/1/27	1,000	1,259
[3]	Western Washington University College & University Revenue	4.000%	4/1/24	250	274
					637,338
West Virginia (0.3%)
[5]	Cabell County Board of Education GO	2.000%	6/1/26	3,685	3,930
[5]	Cabell County Board of Education GO	2.000%	6/1/27	4,510	4,837
[5]	Cabell County Board of Education GO	2.000%	6/1/28	3,400	3,651
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	640	666
	Monongalia County Building Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,005	2,310
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/23	5,230	5,757
	West Virginia Commissioner of Highways Fuel Sales Tax Revenue	5.000%	9/1/24	6,690	7,660
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	5,000	5,098

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Virginia Economic Development Authority Electric Power & Light Revenue PUT	2.625%	6/1/22	7,065	7,203
	West Virginia Economic Development Authority Industrial Revenue PUT	2.550%	4/1/24	10,000	10,547
	West Virginia Economic Development Authority Industrial Revenue PUT	0.625%	12/15/25	3,500	3,497
	West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	3,465	4,082
	West Virginia GO	5.000%	6/1/24	615	699
	West Virginia GO	5.000%	12/1/24	650	753
	West Virginia GO	5.000%	6/1/25	1,270	1,499
	West Virginia GO	5.000%	12/1/25	1,335	1,604
	West Virginia GO	5.000%	6/1/27	2,810	3,539
	West Virginia GO	5.000%	12/1/27	2,350	3,002
	West Virginia GO	5.000%	6/1/28	2,955	3,825
	West Virginia GO	5.000%	12/1/28	3,100	4,063
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/23	700	764
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/24	1,010	1,148
	West Virginia Higher Education Policy Commission College & University Revenue	5.000%	7/1/25	1,150	1,355
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	2,575	2,799
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	1,900	2,104
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	1,065	1,223
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,370	1,624
[2]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.030%	8/5/21	10,385	10,385
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/23	2,235	2,439
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/24	2,350	2,672
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/25	2,465	2,906
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	10,500	12,098
					119,739
Wisconsin (1.3%)
	DeForest WI Area School District GO	5.000%	4/1/26	1,535	1,860
	Eau Claire County WI GO	5.000%	9/1/22	300	316
	Eau Claire County WI GO	5.000%	9/1/23	375	412
	Eau Claire County WI GO	5.000%	9/1/24	395	451
	Eau Claire County WI GO	5.000%	9/1/25	420	497
	Eau Claire County WI GO	5.000%	9/1/26	885	1,080
	Eau Claire County WI GO	5.000%	9/1/27	940	1,180
	Eau Claire County WI GO	5.000%	9/1/28	990	1,272
	Madison WI GO	4.000%	10/1/25	8,040	9,245
	Milwaukee WI GO	5.000%	4/1/22	3,715	3,834
	Milwaukee WI GO	5.000%	4/1/23	930	1,005
	Milwaukee WI GO	5.000%	4/1/23	2,000	2,161
	Milwaukee WI GO	5.000%	4/1/23	6,255	6,758
	Milwaukee WI GO	5.000%	4/1/24	5,060	5,701
	Milwaukee WI GO	4.000%	3/15/25	3,000	3,394

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Milwaukee WI GO	5.000%	4/1/26	3,785	4,572
Milwaukee WI GO	5.000%	4/1/26	1,885	2,277
Milwaukee WI GO	5.000%	4/1/26	12,535	15,143
Milwaukee WI GO	5.000%	4/1/27	10,320	12,805
Milwaukee WI GO	5.000%	4/1/27	5,240	6,502
Milwaukee WI GO	5.000%	4/1/27	1,405	1,743
Milwaukee WI GO	5.000%	4/1/27	1,690	2,097
Milwaukee WI GO	5.000%	4/1/27	8,800	10,919
Milwaukee WI GO	5.000%	4/1/28	3,735	4,752
Milwaukee WI GO	5.000%	4/1/28	700	891
Milwaukee WI GO	5.000%	4/1/28	8,805	11,203
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/26	500	609
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/27	1,000	1,254
Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/28	1,800	2,317
Neenah Joint School District GO	5.000%	3/1/26	3,375	4,068
Neenah Joint School District GO	5.000%	3/1/27	3,690	4,586
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/22	1,375	1,414
Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/23	1,400	1,501
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,085	3,209
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	2,125	2,210
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/23	150	160
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	1,300	1,415
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	815	899
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/24	275	306
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	3,325	3,765
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,555	2,931
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/25	425	490
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	1,490	1,750
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	225	264
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	4,485	5,303
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	445	530
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	400	485
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	4,710	5,667
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,100	1,350
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	2,935	3,555
Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	850	1,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,660	2,090
[2]	Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	13,815	13,815
	Sauk Prairie School District GO	5.000%	3/1/26	225	269
	Sauk Prairie School District GO	5.000%	3/1/27	225	277
	Sun Prairie WI Area School District GO	5.000%	3/1/25	325	379
	Sun Prairie WI Area School District GO	5.000%	3/1/26	330	397
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	2,410	2,598
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	3,655	3,655
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	0.040%	8/2/21	8,400	8,400
	Verona Area School District GO	5.000%	4/1/25	3,315	3,880
	Waukesha School District GO	4.000%	4/1/24	780	857
	Waukesha School District GO	4.000%	4/1/25	825	933
	Waukesha WI GO	2.000%	10/1/23	1,265	1,316
	Waukesha WI GO	5.000%	10/1/24	200	230
	Waukesha WI GO	2.000%	10/1/26	2,455	2,634
	Waukesha WI GO	5.000%	10/1/26	265	325
	Waukesha WI GO	2.000%	10/1/27	3,000	3,243
	Waukesha WI GO	5.000%	10/1/27	280	353
	Waukesha WI GO	2.000%	10/1/28	3,000	3,239
	Waukesha WI GO	5.000%	10/1/28	265	341
	Wauwatosa School District GO	5.000%	3/1/25	5,550	6,480
	West De Pere WI School District GO	5.000%	4/1/26	3,160	3,822
[5]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	1,050	958
[5]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/28	265	242
	Wisconsin Clean Water Fund Leveraged Loan Portfolio Water Revenue, ETM	5.000%	6/1/22	3,165	3,293
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	3,390	3,707
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	745	815
	Wisconsin GO	5.000%	5/1/24	7,920	8,601
	Wisconsin GO	5.000%	5/1/27	4,000	4,606
	Wisconsin GO	5.000%	5/1/27	11,465	14,391
	Wisconsin GO	5.000%	11/1/27	1,780	2,164
	Wisconsin GO	5.000%	5/1/28	3,850	4,967
	Wisconsin GO, Prere.	5.000%	5/1/22	135	140
	Wisconsin GO, Prere.	5.000%	5/1/22	9,310	9,653
	Wisconsin GO, Prere.	5.000%	5/1/23	18,615	20,208
	Wisconsin GO, Prere.	5.000%	5/1/23	4,920	5,341
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/21	630	635
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	325	343
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/22	350	369
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	350	384
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/23	325	357
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/24	350	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/25	600	708
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/26	1,100	1,338
[2]	Wisconsin Health & Educational Facilities Authority College & University Revenue VRDO	0.020%	8/2/21	1,175	1,175
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	110	111
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/21	850	859
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	2,485	2,519
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/21	1,470	1,496
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/22	2,100	2,153
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	1,000	1,032
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	110	114
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/22	775	814
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/23	2,130	2,284
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	1,000	1,081
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	576
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	125	132
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/23	500	544
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	1,075	1,208
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,137
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	950	1,086
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	155	167
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/24	500	562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/24	100	115
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/15/24	970	1,121
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	725	860
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	240	263
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/25	500	578
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	14,595	17,491
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	125	149
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/26	685	824
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,216
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	2.250%	11/1/26	2,000	2,003
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	350	390
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/26	635	752
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	16,450	20,345
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	200	246
[5]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,000	3,724
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,010	1,146
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	1/26/22	1,400	1,431
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	6/1/23	20,000	21,261
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/25	3,500	3,980
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	7/29/26	2,500	3,057
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/15/27	8,330	10,075

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	8/5/21	6,000	6,000
[1,2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.100%	8/5/21	8,560	8,560
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/2/21	10,055	10,055
[2]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	0.020%	8/5/21	25,000	25,000
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	4.375%	8/15/21	4,000	4,006
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/15/23	3,000	3,304
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.550%	11/1/21	1,915	1,917
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	1.600%	11/1/22	3,250	3,261
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.400%	11/1/23	1,000	1,001
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue PUT	0.500%	11/1/24	1,000	1,002
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	15,730	15,730
	Wisconsin Housing & Economic Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	15,200	15,200
					511,434
Wyoming (0.2%)
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/22	110	113
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/23	120	128
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/24	120	132
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/25	120	136
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/26	95	110
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/27	180	213
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/28	220	264
	Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/29	120	146
	Lincoln County WY Resource Recovery Revenue VRDO	0.040%	8/2/21	18,710	18,710
	Sweetwater County WY Industrial Revenue (Idaho Power Co. Project)	1.700%	7/15/26	34,000	35,277
	Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	0.020%	8/5/21	6,000	6,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/22	350	357
[3]	Wyoming Municipal Power Agency Inc. Electric Power & Light Revenue	5.000%	1/1/23	200	213
					61,799
Total Tax-Exempt Municipal Bonds (Cost $36,808,623)					37,710,230

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.5%)
Money Market Fund (3.5%)
[18]	Vanguard Municipal Cash Management Fund (Cost $1,356,739)	0.024%	13,564,898	1,356,761
Total Investments (102.3%) (Cost $38,165,362)				39,066,991
Other Assets and Liabilities—Net (-2.3%)				(890,895)
Net Assets (100%)				38,176,096
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $2,126,893,000, representing 5.6% of net assets.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Step bond.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Securities with a value of $6,310,000 have been segregated as initial margin for open futures contracts.
11	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
12	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
13	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
16	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
17	Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
18	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
LIBOR—London Interbank Offered Rate.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

LOC—Scheduled principal and interest payments are guaranteed by letter of credit. Below is a summary of the entities providing such guarantees:
Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Royal Bank of Canada	$794,984,000
Federal Home Loan Mortgage Corp.	719,680,000
Deutsche Bank AG	397,005,000
Barclays Bank plc	385,100,000
JPMorgan Chase Bank NA	315,725,000
TD Bank NA	289,370,000
Bank of America NA	255,375,000
Citibank NA	222,750,000
PNC Bank NA	147,300,000
Toronto-Dominion Bank NA	97,775,000
Other	326,860,000
Total	3,951,924,000

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2021	(1,921)	(288,630)	(10,056)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at July 31, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	37,710,230	—	37,710,230
Temporary Cash Investments	1,356,761	—	—	1,356,761
Total	1,356,761	37,710,230	—	39,066,991
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	10,056	—	—	10,056
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.